Schedule of Investments Core Bond Fund^ (Unaudited)
January 31, 2025

Principal Amount		Value
U.S. Treasury Obligations 22.6%
	U.S. Treasury Bonds
$3,255,000	2.00%, due 11/15/2041	$2,197,761
4,360,000	3.13%, due 2/15/2042	3,509,119
13,040,000	4.63%, due 5/15/2044 - 11/15/2044	12,663,891
2,175,000	2.50%, due 2/15/2045	1,513,919
11,830,000	2.25%, due 8/15/2046 - 8/15/2049	7,445,878
9,455,000	2.75%, due 11/15/2047	6,656,542
3,045,000	4.13%, due 8/15/2053	2,711,953
13,765,000	4.25%, due 8/15/2054	12,549,809
4,505,000	4.50%, due 11/15/2054	4,291,012
	U.S. Treasury Notes
32,305,000	4.38%, due 12/15/2026 - 11/30/2030	32,351,216
16,700,000	4.00%, due 1/15/2027	16,633,461
27,025,000	4.13%, due 10/31/2027 - 10/31/2031	26,911,465
2,975,000	4.88%, due 10/31/2028	3,033,803
620,000	4.63%, due 4/30/2029	627,241
8,050,000	1.38%, due 11/15/2031	6,612,320
6,630,000	3.50%, due 2/15/2033	6,188,691
10,610,000	3.38%, due 5/15/2033	9,786,067
28,980,000	3.88%, due 8/15/2033 - 8/15/2034	27,562,798
27,315,000	4.25%, due 11/15/2034	26,679,073
Total U.S. Treasury Obligations (Cost $211,759,020)		209,926,019
U.S. Government Agency Securities 0.4%
1,985,000	Federal National Mortgage Association Principal Strips, 0.00%, due 7/15/2037	1,066,688 (a)
	Tennessee Valley Authority
1,010,000	5.25%, due 9/15/2039	1,035,409
1,655,000	4.38%, due 8/1/2034	1,608,643
Total U.S. Government Agency Securities (Cost $4,202,128)		3,710,740

Mortgage-Backed Securities 35.6%
Collateralized Mortgage Obligations 4.9%
	Angel Oak Mortgage Trust
67,461	Series 2019-6, Class A1, 2.62%, due 11/25/2059	66,029 (b)(c)
735,634	Series 2021-3, Class A1, 1.07%, due 5/25/2066	624,767 (b)(c)
106,742	Series 2022-5, Class A1, 4.50%, due 5/25/2067	104,319 (b)
	Chase Home Lending Mortgage Trust
749,349	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	750,749 (b)(c)
1,458,115	Series 2024-4, Class A6, 6.00%, due 3/25/2055	1,460,084 (b)(c)
2,235,980	Series 2024-11, Class A4, 6.00%, due 11/25/2055	2,248,116 (b)(c)
2,302,000	Series 2025-1, Class A4, 6.00%, due 11/25/2055	2,315,120 (b)(c)
2,114,990	EFMT, Series 2024-INV2, Class A1, 5.04%, due 10/25/2069	2,087,844 (b)(c)
324,575	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	280,355 (b)(c)
541,440	Federal Home Loan Mortgage Corp. Interest Strip, Series 312, Class S1, (5.84% - 30 day USD SOFR Average), 1.43%, due 9/15/2043	49,534 (d)(e)
	Federal Home Loan Mortgage Corp. REMIC
1,188,198	Series 4018, Class HS, (6.34% - 30 day USD SOFR Average), 1.93%, due 3/15/2042	153,594 (d)(e)
769,066	Series 4159, Class KS, (6.04% - 30 day USD SOFR Average), 1.63%, due 1/15/2043	76,146 (d)(e)
3,437,196	Series 5013, Class ID, 3.00%, due 9/25/2050	455,379 (e)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
Federal Home Loan Mortgage Corp. STACR REMIC Trust
$1,100,000	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 6.15%, due 11/25/2041	$1,112,309 (b)(d)
550,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.85%, due 1/25/2042	562,769 (b)(d)
1,478,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 6.75%, due 2/25/2042	1,513,929 (b)(d)
1,448,000	Series 2022-HQA1, Class M1B, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	1,512,262 (b)(d)
1,325,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.25%, due 4/25/2042	1,373,378 (b)(d)
31,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 7.70%, due 5/25/2042	32,443 (b)(d)
2,645,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.05%, due 5/25/2044	2,669,574 (b)(d)
Federal National Mortgage Association Connecticut Avenue Securities
1,575,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.25%, due 12/25/2041	1,598,548 (b)(d)
710,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.45%, due 3/25/2042	737,695 (b)(d)
1,540,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	1,613,053 (b)(d)
612,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.00%, due 6/25/2042	661,011 (b)(d)
475,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.95%, due 7/25/2042	500,978 (b)(d)
2,118,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.00%, due 5/25/2044	2,131,225 (b)(d)
1,494,845	Federal National Mortgage Association Interest Strip, Series 418, Class C24, 4.00%, due 8/25/2043	276,044 (e)
Federal National Mortgage Association REMIC
1,292,663	Series 2013-6, Class SB, (5.99% - 30 day USD SOFR Average), 1.63%, due 2/25/2043	119,667 (d)(e)
744,955	Series 2016-32, Class LI, 3.50%, due 6/25/2046	124,960 (e)
1,098,242	Series 2016-95, Class US, (5.89% - 30 day USD SOFR Average), 1.53%, due 12/25/2046	119,677 (d)(e)
GCAT Trust
326,388	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	314,362 (b)(c)
1,074,609	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	884,563 (b)(c)
Government National Mortgage Association REMIC
1,350,184	Series 2013-5, Class BI, 3.50%, due 1/20/2043	218,551 (e)
1,835,028	Series 2013-23, Class IT, 3.50%, due 2/20/2043	296,235 (e)
633,580	Series 2016-77, Class TS, (6.04% - 1 mo. USD Term SOFR), 1.74%, due 12/20/2044	50,162 (d)(e)
817,547	Series 2020-107, Class AB, 1.00%, due 7/20/2050	604,465
1,494,197	Series 2020-112, Class KA, 1.00%, due 8/20/2050	1,118,655
3,207,316	Series 2021-26, Class AI, 2.00%, due 2/20/2051	412,665 (e)
1,264,470	Series 2021-103, Class HE, 2.00%, due 6/20/2051	1,021,456
3,551,754	Series 2021-156, Class LI, 4.00%, due 9/20/2051	689,810 (e)
JP Morgan Mortgage Trust
634,065	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	633,787 (b)(c)
1,103,808	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	1,105,522 (b)(c)
373,890	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, 6.00%, due 7/25/2054	374,589 (b)(c)
122,251	New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	114,337 (b)(c)
OBX Trust
182,683	Series 2024-NQM4, Class A1, 6.07%, due 1/25/2064	183,654 (b)
1,350,776	Series 2024-NQM6, Class A1, 6.45%, due 2/25/2064	1,363,580 (b)
1,626,707	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	1,607,234 (b)
Starwood Mortgage Residential Trust
657,771	Series 2021-3, Class A1, 1.13%, due 6/25/2056	563,649 (b)(c)
1,155,003	Series 2021-6, Class A1, 1.92%, due 11/25/2066	998,884 (b)(c)
Towd Point Mortgage Trust
48,424	Series 2017-5, Class A1, (1 mo. USD Term SOFR + 0.71%), 5.03%, due 2/25/2057	51,158 (b)(d)
158,355	Series 2017-2, Class A2, 3.25%, due 4/25/2057	157,109 (b)(c)
2,198,989	Series 2022-4, Class A1, 3.75%, due 9/25/2062	2,065,578 (b)
Verus Securitization Trust
873,048	Series 2021-3, Class A1, 1.05%, due 6/25/2066	736,046 (b)(c)
1,316,816	Series 2021-6, Class A1, 1.63%, due 10/25/2066	1,116,362 (b)(c)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$1,688,696	Series 2024-4, Class A1, 6.22%, due 6/25/2069	$1,700,775 (b)
45,714,746
Commercial Mortgage-Backed 5.2%
BANK
1,273,000	Series 2022-BNK39, Class A4, 2.93%, due 2/15/2055	1,106,833 (c)
620,000	Series 2023-BNK45, Class A5, 5.20%, due 2/15/2056	620,047
673,694	Series 2023-BNK45, Class B, 6.15%, due 2/15/2056	684,936 (c)
1,533,000	BANK5, Series 2024-5YR12, Class C, 6.30%, due 12/15/2057	1,552,394 (c)
BBCMS Mortgage Trust
709,779	Series 2023-C22, Class A5, 6.80%, due 11/15/2056	788,660 (c)
1,501,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	1,556,433
235,000	Series 2024-5C31, Class AS, 5.85%, due 12/15/2057	239,527 (c)
1,452,000	Series 2024-5C31, Class B, 6.00%, due 12/15/2057	1,479,980 (c)
Benchmark Mortgage Trust
11,113,750	Series 2021-B26, Class XA, 0.88%, due 6/15/2054	414,148 (c)(e)
441,234	Series 2021-B31, Class A5, 2.67%, due 12/15/2054	375,593
1,535,000	Series 2023-B39, Class A4, 5.50%, due 7/15/2056	1,567,548
1,307,000	Series 2023-B40, Class A5, 6.05%, due 12/15/2056	1,382,812
622,857	Series 2023-B40, Class AS, 6.59%, due 12/15/2056	667,772
565,000	Series 2024-V5, Class A3, 5.81%, due 1/10/2057	580,382
BMO Mortgage Trust
545,000	Series 2023-C7, Class A5, 6.16%, due 12/15/2056	579,104
450,000	Series 2024-5C8, Class B, 6.09%, due 12/15/2057	459,795 (c)
BX Commercial Mortgage Trust
1,900,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.07%, due 9/15/2036	1,895,257 (b)(d)
2,190,909	Series 2024-XL4, Class A, (1 mo. USD Term SOFR + 1.44%), 5.75%, due 2/15/2039	2,200,490 (b)(d)
811,628	Series 2024-XL4, Class B, (1 mo. USD Term SOFR + 1.79%), 6.10%, due 2/15/2039	814,418 (b)(d)
1,918,000	BX Trust, Series 2024-VLT4, Class C, (1 mo. USD Term SOFR + 2.14%), 6.45%, due 7/15/2029	1,925,183 (b)(d)
1,416,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, (1 mo. USD Term SOFR + 1.55%), 5.85%, due 12/15/2037	1,416,000 (b)(d)
583,049	Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class A5, 4.58%, due 5/15/2054	564,102 (c)
COMM Mortgage Trust
1,469,000	Series 2024-CBM, Class C, 7.15%, due 12/10/2041	1,500,856 (b)(c)
161,285	Series 2014-UBS3, Class XA, 0.67%, due 6/10/2047	2 (c)(e)
1,106,000	CONE Trust, Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.95%, due 8/15/2041	1,110,839 (b)(d)
17,235,236	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.86%, due 11/15/2048	64,580 (c)(e)
2,124,000	Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, due 10/10/2041	2,111,673 (b)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
19,795,508	Series KW03, Class X1, 0.77%, due 6/25/2027	282,482 (c)(e)
63,186,000	Series K088, Class XAM, 0.42%, due 1/25/2029	1,041,514 (c)(e)
22,567,408	Series K090, Class X1, 0.71%, due 2/25/2029	573,860 (c)(e)
10,000,000	Series K098, Class XAM, 1.39%, due 8/25/2029	552,309 (c)(e)
1,607,526	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.30%, due 2/10/2056	1,626,240 (c)
GS Mortgage Securities Trust
950,000	Series 2019-GC42, Class A4, 3.00%, due 9/10/2052	859,485
1,200,000	Series 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,102,407
1,775,000	Hilton USA Trust, Series 2016-HHV, Class A, 3.72%, due 11/5/2038	1,733,956 (b)
1,274,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class C, 5.95%, due 1/13/2040	1,289,438 (b)(c)
JP Morgan Chase Commercial Mortgage Securities Trust
743,000	Series 2016-NINE, Class A, 2.85%, due 9/6/2038	717,185 (b)(c)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$736,000	Series 2022-OPO, Class B, 3.38%, due 1/5/2039	$670,040 (b)
765,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class AS, 4.02%, due 12/15/2048	752,060
772,761	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, due 12/15/2056	815,711 (c)
2,150,000	ORL Trust, Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.80%, due 12/15/2039	2,156,047 (b)(d)
2,416,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/2041	2,427,650 (b)
1,476,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, (1 mo. USD Term SOFR + 1.24%), 5.55%, due 12/15/2039	1,475,079 (b)(d)
	Wells Fargo Commercial Mortgage Trust
1,350,000	Series 2024-1CHI, Class A, 5.48%, due 7/15/2035	1,354,226 (b)(c)
670,000	Series 2015-NXS4, Class C, 4.67%, due 12/15/2048	658,145 (c)
	WF-RBS Commercial Mortgage Trust
1,426,576	Series 2014-C22, Class XA, 0.25%, due 9/15/2057	485 (c)(e)
446,319	Series 2014-C22, Class AS, 4.07%, due 9/15/2057	424,449 (c)
		48,172,132
Federal Home Loan Mortgage Corp. 10.0%
	Pass-Through Certificates
3,676,565	2.00%, due 2/1/2051 - 1/1/2052	2,880,468
23,747,473	2.50%, due 7/1/2050 - 10/1/2053	19,490,960
11,594,168	3.00%, due 8/1/2046 - 2/1/2053	9,959,650
3,936,212	3.50%, due 3/1/2046 - 6/1/2052	3,506,977
7,209,249	4.00%, due 11/1/2047 - 1/1/2054	6,608,325
4,142,168	4.50%, due 6/1/2039 - 12/1/2052	3,917,927
12,277,025	5.00%, due 3/1/2038 - 12/1/2054	11,882,342
20,835,447	5.50%, due 9/1/2052 - 11/1/2054	20,633,460
12,642,417	6.00%, due 12/1/2052 - 2/1/2055	12,758,775
1,088,226	6.50%, due 7/1/2053 - 2/1/2055	1,117,578
		92,756,462
Federal National Mortgage Association 13.5%
	Pass-Through Certificates
10,784,397	2.00%, due 9/1/2050 - 2/1/2052	8,465,397
42,511,446	2.50%, due 8/1/2050 - 9/1/2052	34,861,371 (f)
21,826,562	3.00%, due 10/1/2041 - 9/1/2052	18,721,922
7,329,798	3.50%, due 8/1/2043 - 6/1/2052	6,533,935
5,022,015	4.00%, due 6/1/2046 - 10/1/2052	4,616,612
7,135,115	4.50%, due 4/1/2034 - 12/1/2053	6,751,430
21,434,532	5.00%, due 6/1/2033 - 11/1/2054	20,758,035
14,892,061	5.50%, due 11/1/2052 - 3/1/2054	14,745,081 (g)
8,262,505	6.00%, due 4/1/2053 - 8/1/2054	8,344,419
1,230,449	6.50%, due 12/1/2053 - 1/1/2054	1,262,364
		125,060,566
Government National Mortgage Association 2.0%
	Pass-Through Certificates
2,915,353	2.50%, due 7/20/2050 - 6/20/2051	2,440,034
4,167,481	4.50%, due 3/20/2052 - 2/20/2054	3,947,952
6,008,621	5.00%, due 9/20/2052 - 10/20/2054	5,851,155
4,900,736	5.50%, due 11/20/2052 - 9/20/2054	4,877,001
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Government National Mortgage Association – cont'd
$1,519,682	6.00%, due 12/20/2052 - 7/20/2054	$1,536,601
18,652,743
Total Mortgage-Backed Securities (Cost $350,983,443)		330,356,649

Asset-Backed Securities 10.7%
Automobiles 1.5%
1,071,711	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class C, 5.22%, due 9/15/2032	1,074,079 (b)
Avis Budget Rental Car Funding AESOP LLC
1,186,000	Series 2021-2A, Class A, 1.66%, due 2/20/2028	1,120,751 (b)
723,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	680,538 (b)
1,312,616	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	1,333,314 (b)
649,000	Carmax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, due 5/15/2028	654,295
2,041,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09%, due 5/15/2031	2,047,500
1,619,000	GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3, 4.62%, due 12/17/2029	1,622,633
777,551	Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.44%, due 10/20/2032	782,262 (b)
75,075	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	74,555 (b)
2,788,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, due 3/17/2031	2,795,444
2,206,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14%, due 10/15/2030	2,210,383 (b)
14,395,754
Home Equity 0.4%
8,002	Chase Funding Trust, Series 2004-1, Class 2A2, (1 mo. USD Term SOFR + 0.57%), 4.89%, due 12/25/2033	7,811 (d)
JP Morgan Mortgage Trust
970,196	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 6.07%, due 3/20/2054	975,995 (b)(d)
410,593	Series 2023-HE3, Class A1, (30 day USD SOFR Average + 1.60%), 5.97%, due 5/25/2054	413,213 (b)(d)
1,075,215	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.87%, due 8/25/2054	1,080,591 (b)(d)
1,361,607	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	1,370,851 (b)
3,848,461
Other 8.1%
800,000	522 Funding CLO Ltd., Series 2019-5A, Class AR, (3 mo. USD Term SOFR + 1.33%), 5.63%, due 4/15/2035	800,467 (b)(d)
117,685	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	118,129 (b)
1,347,705	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	1,240,005 (b)
3,000,000	Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.52%), 5.82%, due 7/15/2037	3,027,025 (b)(d)
2,347,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	2,347,917 (b)
970,650	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	879,186 (b)
1,098,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	1,098,910 (b)
Business Jet Securities LLC
1,644,353	Series 2024-1A, Class A, 6.20%, due 5/15/2039	1,671,534 (b)
297,350	Series 2024-2A, Class A, 5.36%, due 9/15/2039	294,162 (b)
381,722	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	384,527 (b)
Cloud Capital Holdco LP
1,249,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	1,257,977 (b)
811,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	815,930 (b)
2,500,000	Clover CLO LLC, Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.43%), 5.72%, due 7/20/2034	2,508,219 (b)(d)
1,102,214	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	1,111,431 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Other – cont'd
CyrusOne Data Centers Issuer I LLC
$1,094,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	$1,089,673 (b)
346,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	332,481 (b)
1,000,000	Eaton Vance CLO Ltd., Series 2013-1A, Class A13R, (3 mo. USD Term SOFR + 1.51%), 5.81%, due 1/15/2034	1,003,235 (b)(d)
1,900,000	Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, (3 mo. USD Term SOFR + 1.38%), 5.67%, due 7/18/2037	1,909,429 (b)(d)
1,000,000	Empower CLO Ltd., Series 2022-1A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.68%, due 10/20/2037	1,009,727 (b)(d)
1,572,497	Foundation Finance Trust, Series 2024-2A, Class A, 4.60%, due 3/15/2050	1,557,032 (b)
2,275,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	2,317,627 (b)
1,000,000	HalseyPoint CLO 5 Ltd., Series 2021-5A, Class A1A, (3 mo. USD Term SOFR + 1.47%), 5.76%, due 1/30/2035	1,001,769 (b)(d)
Hilton Grand Vacations Trust
1,278,870	Series 2022-2A, Class A, 4.30%, due 1/25/2037	1,261,037 (b)
490,302	Series 2024-1B, Class A, 5.75%, due 9/15/2039	496,292 (b)
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.65%), 5.94%, due 4/20/2037	1,004,303 (b)(d)
1,631,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	1,649,181 (b)
1,000,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR, (3 mo. USD Term SOFR + 1.39%), 5.69%, due 1/25/2035	1,000,812 (b)(d)
900,000	Magnetite XXIV Ltd., Series 2019-24A, Class AR, (3 mo. USD Term SOFR + 1.31%), 5.61%, due 4/15/2035	901,325 (b)(d)
1,084,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, due 4/20/2054	1,105,951 (b)
1,233,000	MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, due 12/13/2029	1,254,583 (b)
MVW LLC
509,798	Series 2021-2A, Class A, 1.43%, due 5/20/2039	479,132 (b)
518,283	Series 2021-2A, Class B, 1.83%, due 5/20/2039	488,259 (b)
312,359	Series 2023-1A, Class A, 4.93%, due 10/20/2040	310,728 (b)
1,767,849	Series 2024-2A, Class A, 4.43%, due 3/20/2042	1,731,852 (b)
1,290,493	Series 2024-1A, Class A, 5.32%, due 2/20/2043	1,298,591 (b)
1,000,000	Oaktree CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.44%), 5.74%, due 1/15/2035	1,000,686 (b)(d)
OneMain Financial Issuance Trust
2,440,000	Series 2020-2A, Class A, 1.75%, due 9/14/2035	2,349,549 (b)
1,616,000	Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,655,062 (b)
1,884,155	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	1,890,935 (b)
PFS Financing Corp.
1,808,000	Series 2022-C, Class A, 3.89%, due 5/15/2027	1,804,344 (b)
681,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	689,828 (b)
1,000,000	PPM CLO 3 Ltd., Series 2019-3A, Class AR, (3 mo. USD Term SOFR + 1.35%), 5.65%, due 4/17/2034	1,002,198 (b)(d)
1,000,000	Rad CLO 6 Ltd., Series 2019-6A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.68%, due 10/20/2037	1,009,472 (b)(d)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.85%, due 4/25/2037	1,007,630 (b)(d)
SBA Tower Trust
719,000	1.88%, due 7/15/2050	698,257 (b)
201,000	2.33%, due 7/15/2052	184,012 (b)
Sierra Timeshare Receivables Funding LLC
227,292	Series 2020-2A, Class A, 1.33%, due 7/20/2037	224,850 (b)
206,306	Series 2020-2A, Class C, 3.51%, due 7/20/2037	204,871 (b)
149,903	Series 2021-2A, Class A, 1.35%, due 9/20/2038	145,376 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Other – cont'd
$327,111	Series 2022-1A, Class A, 3.05%, due 10/20/2038	$320,254 (b)
790,736	Series 2022-1A, Class B, 3.55%, due 10/20/2038	776,078 (b)
667,535	Series 2023-2A, Class A, 5.80%, due 4/20/2040	676,206 (b)
522,452	Series 2023-3A, Class A, 6.10%, due 9/20/2040	531,861 (b)
1,115,020	Series 2024-2A, Class B, 5.29%, due 6/20/2041	1,113,921 (b)
998,124	Series 2024-1A, Class A, 5.15%, due 1/20/2043	998,221 (b)
1,435,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	1,453,668 (b)
1,254,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	1,265,261 (b)
1,256,850	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	1,269,703 (b)
Taco Bell Funding LLC
1,116,562	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	1,115,789 (b)
643,537	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	604,531 (b)
827,783	TCI-Flatiron CLO Ltd., Series 2018-1A, Class ANR, (3 mo. USD Term SOFR + 1.32%), 5.62%, due 1/29/2032	828,788 (b)(d)
500,000	Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 5.59%, due 4/20/2034	500,751 (b)(d)
1,653,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	1,673,243 (b)
1,000,000	Trestles CLO V Ltd., Series 2021-5A, Class A1, (3 mo. USD Term SOFR + 1.43%), 5.72%, due 10/20/2034	1,003,294 (b)(d)
2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3 mo. USD Term SOFR + 1.38%), 6.20%, due 10/25/2037	2,014,000 (b)(d)
1,480,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	1,487,206 (b)(g)
1,710,739	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	1,715,539 (b)
1,068,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, due 4/20/2054	1,098,382 (b)
75,072,204
Student Loan 0.6%
795,481	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	800,326 (b)
Navient Private Education Refi Loan Trust
357,233	Series 2021-BA, Class A, 0.94%, due 7/15/2069	320,588 (b)
444,270	Series 2021-CA, Class A, 1.06%, due 10/15/2069	398,196 (b)
1,322,478	Series 2021-EA, Class A, 0.97%, due 12/16/2069	1,165,757 (b)
395,769	Series 2021-GA, Class A, 1.58%, due 4/15/2070	352,311 (b)
1,949,701	Series 2024-A, Class A, 5.66%, due 10/15/2072	1,972,920 (b)
SoFi Professional Loan Program LLC
200,942	Series 2018-A, Class A2B, 2.95%, due 2/25/2042	199,426 (b)
62,100	Series 2018-B, Class A2FX, 3.34%, due 8/25/2047	61,602 (b)
5,271,126
Telecommunications 0.1%
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	610,893 (b)
Total Asset-Backed Securities (Cost $98,916,089)		99,198,438

Corporate Bonds 27.5%
Aerospace & Defense 1.0%
Boeing Co.
6,774,000	5.04%, due 5/1/2027	6,771,375
2,205,000	6.86%, due 5/1/2054	2,366,050
9,137,425
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Agriculture 1.1%
	Bunge Ltd. Finance Corp.
$2,240,000	4.20%, due 9/17/2029	$2,173,589
2,000,000	4.65%, due 9/17/2034	1,894,902
2,240,000	Imperial Brands Finance PLC, 5.50%, due 2/1/2030	2,263,170 (b)
790,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 4/20/2035	800,531 (b)
3,395,000	Philip Morris International, Inc., 5.13%, due 2/15/2030	3,424,501
		10,556,693
Airlines 0.2%
1,796,495	United Airlines Pass-Through Trust, 5.88%, due 4/15/2029	1,823,701
Auto Manufacturers 0.8%
4,710,000	Ford Motor Credit Co. LLC, 6.50%, due 2/7/2035	4,715,219
2,730,000	General Motors Co., 6.80%, due 10/1/2027	2,849,477
		7,564,696
Banks 5.5%
3,800,000	Banco Santander SA, 6.92%, due 8/8/2033	4,034,537
1,470,000	Bank of America Corp., 5.51%, due 1/24/2036	1,478,148 (h)
2,175,000	Barclays PLC, 7.12%, due 6/27/2034	2,326,389 (h)
	BPCE SA
5,695,000	5.94%, due 5/30/2035	5,679,907 (b)(h)
1,330,000	6.92%, due 1/14/2046	1,376,253 (b)(h)
	Citigroup, Inc.
1,655,000	3.89%, due 1/10/2028	1,627,910 (h)
3,415,000	6.02%, due 1/24/2036	3,428,482 (h)
2,210,000	Deutsche Bank AG, 5.40%, due 9/11/2035	2,122,196 (h)
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,337,142 (h)(i)
1,870,000	Kreditanstalt fuer Wiederaufbau, 4.63%, due 3/18/2030	1,887,699
3,280,000	Lloyds Banking Group PLC, 5.59%, due 11/26/2035	3,262,860 (h)
	Morgan Stanley
2,065,000	3.63%, due 1/20/2027	2,030,507
1,105,000	5.42%, due 7/21/2034	1,105,032 (h)
1,465,000	5.83%, due 4/19/2035	1,498,515 (h)
1,230,000	5.52%, due 11/19/2055	1,190,722 (h)
1,835,000	PNC Financial Services Group, Inc., 5.58%, due 1/29/2036	1,844,103 (h)
	Santander Holdings USA, Inc.
625,000	6.12%, due 5/31/2027	633,886 (h)
2,350,000	6.34%, due 5/31/2035	2,405,115 (h)
3,515,000	Societe Generale SA, 1.49%, due 12/14/2026	3,409,058 (b)(h)
1,990,000	Truist Financial Corp., 5.71%, due 1/24/2035	2,009,800 (h)
1,265,000	UBS AG, 5.65%, due 9/11/2028	1,298,740
	Wells Fargo & Co.
2,455,000	5.50%, due 1/23/2035	2,454,304 (h)
2,560,000	5.21%, due 12/3/2035	2,504,439 (h)
		50,945,744
Biotechnology 0.7%
2,105,000	Amgen, Inc., 5.65%, due 3/2/2053	2,034,310
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Biotechnology – cont'd
	Gilead Sciences, Inc.
$2,220,000	4.75%, due 3/1/2046	$1,965,257
2,735,000	5.50%, due 11/15/2054	2,659,935
		6,659,502
Building Materials 0.3%
1,878,000	Carrier Global Corp., 5.90%, due 3/15/2034	1,944,421
	Vulcan Materials Co.
655,000	4.95%, due 12/1/2029	655,216
590,000	5.70%, due 12/1/2054	576,301
		3,175,938
Computers 0.4%
3,630,000	Dell International LLC/EMC Corp., 4.85%, due 2/1/2035	3,433,513
Diversified Financial Services 1.0%
3,595,000	Ally Financial, Inc., 6.18%, due 7/26/2035	3,599,275 (h)
	Capital One Financial Corp.
2,195,000	5.88%, due 7/26/2035	2,217,508 (h)
3,340,000	6.18%, due 1/30/2036	3,354,599 (h)
		9,171,382
Electric 2.0%
1,690,000	DTE Energy Co., 4.95%, due 7/1/2027	1,696,836
1,600,000	Indianapolis Power & Light Co., 5.70%, due 4/1/2054	1,564,270 (b)
700,000	Jersey Central Power & Light Co., 5.10%, due 1/15/2035	681,885 (b)
1,680,000	National Grid PLC, 5.42%, due 1/11/2034	1,670,716
	NextEra Energy Capital Holdings, Inc.
1,360,000	4.90%, due 2/28/2028	1,363,325
1,890,000	5.45%, due 3/15/2035	1,878,861 (g)
	Pacific Gas & Electric Co.
1,245,000	6.40%, due 6/15/2033	1,282,454
1,635,000	6.95%, due 3/15/2034	1,738,199
2,535,000	4.95%, due 7/1/2050	2,086,820
2,883,000	Public Service Co. of Oklahoma, 5.20%, due 1/15/2035	2,800,451
655,000	Southern California Edison Co., 2.50%, due 6/1/2031	549,525
1,457,000	Tampa Electric Co., 4.90%, due 3/1/2029	1,459,427
		18,772,769
Entertainment 1.3%
15,030,000	Warnermedia Holdings, Inc., 5.05%, due 3/15/2042	12,096,560
Food 0.2%
1,265,000	Campbell's Co., 4.75%, due 3/23/2035	1,193,008
845,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, due 2/25/2055	855,613 (b)
		2,048,621
Gas 0.2%
1,725,000	Southern Co. Gas Capital Corp., 1.75%, due 1/15/2031	1,429,034
Healthcare - Products 0.1%
445,000	GE HealthCare Technologies, Inc., 4.80%, due 8/14/2029	442,652
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Healthcare - Services 1.2%
$3,200,000	Cigna Group, 5.60%, due 2/15/2054	$3,000,446
	HCA, Inc.
905,000	5.45%, due 4/1/2031	909,433
3,405,000	3.50%, due 7/15/2051	2,232,945
	UnitedHealth Group, Inc.
2,465,000	4.50%, due 4/15/2033	2,344,700
2,665,000	5.63%, due 7/15/2054	2,590,517
		11,078,041
Insurance 0.3%
	Arthur J Gallagher & Co.
315,000	4.85%, due 12/15/2029	312,749
2,120,000	5.15%, due 2/15/2035	2,063,125
785,000	5.55%, due 2/15/2055	748,216
		3,124,090
Internet 0.8%
	Meta Platforms, Inc.
1,460,000	5.40%, due 8/15/2054	1,416,501
2,490,000	5.55%, due 8/15/2064	2,418,567
	Uber Technologies, Inc.
3,570,000	4.80%, due 9/15/2034	3,418,156
575,000	5.35%, due 9/15/2054	531,699
		7,784,923
Investment Companies 0.2%
1,420,000	Blackstone Private Credit Fund, 6.00%, due 1/29/2032	1,405,920
Machinery - Diversified 0.1%
755,000	Otis Worldwide Corp., 5.13%, due 11/19/2031	756,143
Media 0.1%
1,345,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 6/1/2052	864,488
Multi-National 2.8%
2,670,000	African Development Bank, 3.50%, due 9/18/2029	2,568,496
3,160,000	Asian Infrastructure Investment Bank, 4.50%, due 1/16/2030	3,170,351
2,175,000	Corp. Andina de Fomento, 5.00%, due 1/22/2030	2,191,730
2,670,000	Council of Europe Development Bank, 4.50%, due 1/15/2030	2,679,192
1,905,000	European Investment Bank, 4.50%, due 3/14/2030	1,914,514
2,410,000	Inter-American Development Bank, 4.50%, due 2/15/2030	2,419,833
1,925,000	Inter-American Investment Corp., 4.25%, due 2/14/2029	1,908,543
	International Bank for Reconstruction & Development
3,150,000	3.88%, due 10/16/2029	3,079,146
2,355,000	4.63%, due 1/15/2032	2,364,775
1,730,000	3.88%, due 8/28/2034	1,627,309
2,160,000	Nordic Investment Bank, 4.25%, due 2/28/2029	2,146,555
		26,070,444
Office - Business Equipment 0.1%
718,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	690,132
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas 0.6%
$835,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	$843,339
2,105,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	2,104,933
2,840,000	Phillips 66, 1.30%, due 2/15/2026	2,744,999
		5,693,271
Pharmaceuticals 1.0%
	AbbVie, Inc.
1,475,000	4.95%, due 3/15/2031	1,479,637
697,000	4.05%, due 11/21/2039	598,471
	CVS Health Corp.
1,860,000	3.00%, due 8/15/2026	1,809,886
377,000	5.63%, due 2/21/2053	338,348
4,769,000	6.05%, due 6/1/2054	4,541,852
700,000	7.00%, due 3/10/2055	707,044 (h)
		9,475,238
Pipelines 0.6%
800,000	Eastern Energy Gas Holdings LLC, 5.65%, due 10/15/2054	758,568
	Enbridge, Inc.
240,000	5.30%, due 4/5/2029	242,002
1,570,000	5.63%, due 4/5/2034	1,574,525
3,020,000	Energy Transfer LP, 5.95%, due 5/15/2054	2,905,669
		5,480,764
Semiconductors 1.7%
	Broadcom, Inc.
1,705,000	5.05%, due 7/12/2029	1,711,805
2,025,000	5.15%, due 11/15/2031	2,030,228
2,270,000	3.19%, due 11/15/2036	1,820,716 (b)
5,760,000	Foundry JV Holdco LLC, 6.25%, due 1/25/2035	5,871,485 (b)
	Intel Corp.
565,000	3.25%, due 11/15/2049	341,310
3,925,000	4.75%, due 3/25/2050	3,062,655
943,000	4.90%, due 8/5/2052	745,186
490,000	5.90%, due 2/10/2063	441,961
		16,025,346
Software 1.5%
	AppLovin Corp.
2,085,000	5.13%, due 12/1/2029	2,082,853
1,740,000	5.38%, due 12/1/2031	1,747,169
6,595,000	5.50%, due 12/1/2034	6,567,318
	Oracle Corp.
700,000	5.50%, due 8/3/2035	698,959
1,665,000	3.60%, due 4/1/2050	1,155,739
1,525,000	6.00%, due 8/3/2055	1,520,146
		13,772,184
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications 1.7%
	AT&T, Inc.
$1,415,000	3.65%, due 6/1/2051	$998,243
2,720,000	3.50%, due 9/15/2053	1,836,873
1,230,000	3.80%, due 12/1/2057	852,879
855,000	3.85%, due 6/1/2060	594,141
	T-Mobile USA, Inc.
2,525,000	3.38%, due 4/15/2029	2,365,722
2,245,000	2.55%, due 2/15/2031	1,942,374
1,940,000	6.00%, due 6/15/2054	1,964,279
	Verizon Communications, Inc.
1,585,000	5.05%, due 5/9/2033	1,566,837
1,275,000	4.86%, due 8/21/2046	1,135,720
580,000	5.50%, due 2/23/2054	556,052
2,110,000	Vodafone Group PLC, 5.75%, due 6/28/2054	2,022,931
		15,836,051
Total Corporate Bonds (Cost $257,229,302)		255,315,265
Foreign Government Securities 2.4%
1,675,000	Chile Government International Bonds, 5.65%, due 1/13/2037	1,683,415
970,000	Japan Bank for International Cooperation, 4.63%, due 4/17/2034	958,212
	Mexico Government International Bonds
830,000	6.00%, due 5/13/2030	834,912
2,011,000	6.00%, due 5/7/2036	1,900,240
620,000	6.88%, due 5/13/2037	623,309
790,000	7.38%, due 5/13/2055	796,075
1,000,000	Province of Alberta, 4.50%, due 1/24/2034	968,350
1,320,000	Province of British Columbia, 4.75%, due 6/12/2034	1,300,541
1,195,000	Province of Manitoba, 4.90%, due 5/31/2034	1,191,624
	Province of Ontario
2,120,000	4.70%, due 1/15/2030	2,143,476
1,815,000	5.05%, due 4/24/2034	1,831,134
	Province of Quebec
1,610,000	4.50%, due 4/3/2029	1,606,986
1,740,000	4.25%, due 9/5/2034	1,648,646
4,145,000	Province of Saskatchewan, 4.65%, due 1/28/2030	4,155,329
Total Foreign Government Securities (Cost $21,841,432)		21,642,249
Number of Shares
Short-Term Investments 1.6%
Investment Companies 1.6%
14,840,075	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(j) (Cost $14,840,075)	14,840,075
Total Investments 100.8% (Cost $959,771,489)		934,989,435
Liabilities Less Other Assets (0.8)%		(7,189,710)(k)
Net Assets 100.0%		$927,799,725

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
(a)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $181,119,726, which represents 19.5% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2025.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2025 and changes periodically.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	When-issued security. Total value of all such securities at January 31, 2025 amounted to $3,697,104, which represents 0.4% of net assets of the Fund.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(j)	Represents 7-day effective yield as of January 31, 2025.
(k)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$816,818,265	88.0%
Supranational	26,070,444	2.8%
Canada	16,662,613	1.8%
Cayman Islands	13,690,167	1.5%
United Kingdom	12,883,208	1.4%
France	10,465,218	1.1%
Mexico	4,154,536	0.5%
Spain	4,034,537	0.4%
Jersey	4,031,328	0.4%
Germany	4,009,895	0.4%
Ireland	3,388,782	0.4%
Chile	1,683,415	0.2%
Switzerland	1,298,740	0.2%
Japan	958,212	0.1%
Short-Term Investments and Other Liabilities—Net	7,650,365	0.8%
	$927,799,725	100.0%
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	148	U.S. Treasury Long Bond	$16,858,125	$(673,219)
3/2025	223	U.S. Treasury Note, 10 Year	24,272,156	(220,071)
3/2025	120	U.S. Treasury Note, 2 Year	24,675,000	(7,161)
3/2025	1,057	U.S. Treasury Note, 5 Year	112,454,891	(844,360)
Total Long Positions			$178,260,172	$(1,744,811)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	476	U.S. Treasury Note, Ultra 10 Year	$(53,014,500)	$709,058
3/2025	147	U.S. Treasury Ultra Bond	(17,414,906)	864,366
Total Short Positions			$(70,429,406)	$1,573,424
Total Futures				$(171,387)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s  investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$209,926,019	$—	$209,926,019
U.S. Government Agency Securities	—	3,710,740	—	3,710,740
Mortgage-Backed Securities#	—	330,356,649	—	330,356,649
Asset-Backed Securities#	—	99,198,438	—	99,198,438
Corporate Bonds#	—	255,315,265	—	255,315,265
Foreign Government Securities	—	21,642,249	—	21,642,249
Short-Term Investments	—	14,840,075	—	14,840,075
Total Investments	$—	$934,989,435	$—	$934,989,435

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$1,573,424	$—	$—	$1,573,424
Liabilities	(1,744,811)	—	—	(1,744,811)
Total	$(171,387)	$—	$—	$(171,387)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)
January 31, 2025

Principal Amount(a)		Value
Corporate Bonds 28.9%
Angola 0.1%
$200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	$202,000 (b)
Argentina 0.7%
223,000	Telecom Argentina SA, 9.50%, due 7/18/2031	231,641 (b)
216,000	Vista Energy Argentina SAU, 7.63%, due 12/10/2035	211,896 (b)
YPF SA
292,000	9.50%, due 1/17/2031	309,746 (b)
225,000	7.00%, due 12/15/2047	199,035 (c)
952,318
Azerbaijan 0.5%
Southern Gas Corridor CJSC
500,000	6.88%, due 3/24/2026	505,695 (c)
200,000	6.88%, due 3/24/2026	202,278 (c)
707,973
Bahrain 0.2%
200,000	Bapco Energies BSC Closed, 8.38%, due 11/7/2028	211,871 (c)
Brazil 1.9%
200,000	Ambipar Lux SARL, 9.88%, due 2/6/2031	201,028 (c)
200,000	Banco Bradesco SA, 6.50%, due 1/22/2030	203,358 (b)
200,000	Banco BTG Pactual SA, 6.25%, due 4/8/2029	202,325 (b)
200,000	Braskem Netherlands Finance BV, 4.50%, due 1/31/2030	171,033 (c)
300,000	CSN Resources SA, 4.63%, due 6/10/2031	234,657 (c)
230,162	MC Brazil Downstream Trading SARL, 7.25%, due 6/30/2031	194,689 (c)
200,000	Minerva Luxembourg SA, 4.38%, due 3/18/2031	173,226 (c)
200,000	NewCo Holding USD 20 SARL, 9.38%, due 11/7/2029	203,955 (b)
200,000	Raizen Fuels Finance SA, 6.95%, due 3/5/2054	194,546 (b)
164,000	Rede D'or Finance SARL, 4.50%, due 1/22/2030	150,066 (c)
Samarco Mineracao SA
44,040	4.00% Cash/5.00% PIK, due 6/30/2031	42,593 (c)(d)
148,636	4.00% Cash/5.00% PIK, due 6/30/2031	143,754 (b)(d)
200,000	Suzano Austria GmbH, 3.75%, due 1/15/2031	178,044
200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	210,873 (b)
198,236	Yinson Boronia Production BV, 8.95%, due 7/31/2042	206,492 (b)
2,710,639
Chile 1.2%
279,000	AES Andes SA, 8.15%, due 6/10/2055	285,904 (b)(e)
Banco de Credito e Inversiones SA
200,000	8.75%, due 5/8/2029	209,889 (b)(e)(f)
212,000	7.50%, due 12/12/2034	208,555 (b)(e)(f)
200,000	Celulosa Arauco y Constitucion SA, 5.15%, due 1/29/2050	168,110 (c)
Corp. Nacional del Cobre de Chile
200,000	6.33%, due 1/13/2035	202,900 (b)
200,000	3.70%, due 1/30/2050	133,163 (b)
155,000	Latam Airlines Group SA, 7.88%, due 4/15/2030	155,775 (b)
200,000	VTR Comunicaciones SpA, 5.13%, due 1/15/2028	185,326 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Chile – cont'd
	$200,000	VTR Finance NV, 6.38%, due 7/15/2028	$186,599 (b)
1,736,221
China 1.0%
BOC Aviation Ltd.
	200,000	4.50%, due 5/23/2028	198,366 (c)
	400,000	3.00%, due 9/11/2029	369,570 (c)
	200,000	Fortune Star BVI Ltd., 5.05%, due 1/27/2027	185,949 (c)
	200,000	Lenovo Group Ltd., 3.42%, due 11/2/2030	179,673 (c)
	200,000	Longfor Group Holdings Ltd., 3.95%, due 9/16/2029	147,802 (c)
	232,000	SF Holding Investment 2021 Ltd., 3.13%, due 11/17/2031	205,969 (c)
	200,000	Tencent Holdings Ltd., 3.68%, due 4/22/2041	155,708 (c)
1,443,037
Colombia 1.3%
	200,000	Banco Davivienda SA, 6.65%, due 4/22/2031	178,671 (c)(e)(f)
	260,000	Bancolombia SA, 8.63%, due 12/24/2034	271,651 (e)
	200,000	Colombia Telecomunicaciones SA ESP, 4.95%, due 7/17/2030	171,932 (c)
Ecopetrol SA
	200,000	7.75%, due 2/1/2032	196,523
	200,000	8.88%, due 1/13/2033	206,139
COP	1,261,000,000	Empresas Publicas de Medellin ESP, 8.38%, due 11/8/2027	268,058 (b)
	$227,000	Geopark Ltd., 8.75%, due 1/31/2030	225,071 (b)
	200,000	Grupo Aval Ltd., 4.38%, due 2/4/2030	179,578 (c)
	221,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	204,863 (b)
1,902,486
Ghana 0.1%
	200,000	Kosmos Energy Ltd., 7.50%, due 3/1/2028	189,948 (c)
Guatemala 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
	135,000	5.25%, due 4/27/2029	128,790 (b)
	60,000	5.25%, due 4/27/2029	57,240 (c)
	200,000	CT Trust, 5.13%, due 2/3/2032	179,800 (c)
	200,000	Investment Energy Resources Ltd., 6.25%, due 4/26/2029	193,426 (b)
	270,000	Millicom International Cellular SA, 6.25%, due 3/25/2029	267,968 (c)
827,224
Hong Kong 1.3%
	200,000	AIA Group Ltd., 3.20%, due 9/16/2040	148,967 (c)
	200,000	CAS Capital No. 1 Ltd., 4.00%, due 7/12/2026	192,548 (c)(e)(f)
	200,000	CK Hutchison International 23 Ltd., 4.88%, due 4/21/2033	195,277 (b)
	300,000	CK Hutchison International 24 Ltd., 5.50%, due 4/26/2034	303,372 (b)
	200,000	FWD Group Holdings Ltd., 8.05%, due 6/15/2025	199,202 (c)(e)(f)
	200,000	NWD Finance BVI Ltd., 5.25%, due 3/22/2026	51,629 (c)(e)(f)
	200,000	Prudential Funding Asia PLC, 2.95%, due 11/3/2033	182,771 (c)(e)
Standard Chartered PLC
	235,000	7.63%, due 1/16/2032	235,489 (b)(e)(f)
	200,000	6.30%, due 7/6/2034	208,028 (b)(e)
	200,000	Sun Hung Kai Properties Capital Market Ltd., 2.88%, due 1/21/2030	180,972 (c)
1,898,255
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
India 1.3%
	$200,000	Adani Ports & Special Economic Zone Ltd., 4.20%, due 8/4/2027	$186,452 (c)
	200,000	Axis Bank Ltd./Gandhinagar, 4.10%, due 9/8/2026	191,720 (c)(e)(f)
	179,000	Greenko Dutch BV, 3.85%, due 3/29/2026	174,216 (b)
	278,000	HDFC Bank Ltd., 3.70%, due 8/25/2026	265,365 (c)(e)(f)
	200,000	Power Finance Corp. Ltd., 3.95%, due 4/23/2030	187,002 (c)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	266,922 (b)
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	186,798 (c)
Vedanta Resources Finance II PLC
	200,000	10.88%, due 9/17/2029	207,812 (b)
	200,000	9.85%, due 4/24/2033	201,836 (b)(g)
1,868,123
Indonesia 0.8%
	400,000	Bank Negara Indonesia Persero Tbk. PT, 4.30%, due 3/24/2027	379,943 (c)(e)(f)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
EUR	200,000	1.88%, due 11/5/2031	177,750 (c)
EUR	200,000	1.88%, due 11/5/2031	177,750 (b)
	$200,000	5.25%, due 5/15/2047	172,583 (c)
	200,000	6.15%, due 5/21/2048	192,635 (b)
1,100,661
Israel 0.5%
	250,000	Bank Leumi Le-Israel BM, 3.28%, due 1/29/2031	242,456 (c)(e)
Energean Israel Finance Ltd.
	150,000	4.88%, due 3/30/2026	148,688 (c)
	10,000	8.50%, due 9/30/2033	10,313 (c)
	200,000	Israel Discount Bank Ltd., 5.38%, due 1/26/2028	198,357 (c)
	200,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/1/2046	146,164
745,978
Jamaica 0.1%
	105,000	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 9.00% Cash/3.00% PIK, due 5/25/2027	104,737 (d)
Kazakhstan 0.5%
KazMunayGas National Co. JSC
	250,000	5.38%, due 4/24/2030	243,871 (c)
	360,000	5.75%, due 4/19/2047	308,886 (c)
	200,000	Tengizchevroil Finance Co. International Ltd., 3.25%, due 8/15/2030	169,992 (b)
722,749
Korea 0.8%
	200,000	Hanwha Life Insurance Co. Ltd., 3.38%, due 2/4/2032	192,645 (c)(e)
	200,000	Kookmin Bank, 2.50%, due 11/4/2030	171,716 (c)
	200,000	Shinhan Bank Co. Ltd., 4.38%, due 4/13/2032	185,996 (b)
SK Hynix, Inc.
	200,000	6.38%, due 1/17/2028	207,023 (b)
	200,000	6.50%, due 1/17/2033	211,676 (b)
	200,000	Woori Bank, 6.38%, due 7/24/2029	202,358 (b)(e)(f)
1,171,414
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Kuwait 0.6%
	$200,000	MEGlobal BV, 2.63%, due 4/28/2028	$181,965 (c)
	200,000	MEGlobal Canada ULC, 5.88%, due 5/18/2030	204,120 (c)
	200,000	NBK SPC Ltd., 5.50%, due 6/6/2030	201,700 (b)(e)
	200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 8/27/2025	197,598 (b)(e)(f)
785,383
Macau 0.9%
	200,000	Las Vegas Sands Corp., 3.90%, due 8/8/2029	186,092
	400,000	Melco Resorts Finance Ltd., 5.75%, due 7/21/2028	382,080 (c)
	250,000	Sands China Ltd., 5.40%, due 8/8/2028	248,899
	300,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	292,668 (c)
	200,000	Wynn Macau Ltd., 5.63%, due 8/26/2028	192,997 (c)
1,302,736
Malaysia 0.1%
	200,000	TNB Global Ventures Capital Bhd., 4.85%, due 11/1/2028	199,340 (c)
Mexico 2.9%
	200,000	Alfa SAB de CV, 6.88%, due 3/25/2044	206,354 (c)
	208,000	BBVA Bancomer SA, 8.13%, due 1/8/2039	210,709 (b)(e)
	200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, due 2/15/2039	202,636 (b)
	200,000	Cemex SAB de CV, 5.13%, due 6/8/2026	198,306 (c)(e)(f)
	200,000	Cibanco SA Ibm/PLA Administradora Industrial S de Real de CV, 4.96%, due 7/18/2029	191,778 (b)
	153,600	Cometa Energia SA de CV, 6.38%, due 4/24/2035	152,230 (c)
Comision Federal de Electricidad
MXN	6,480,000	7.35%, due 11/25/2025	304,294
	$400,000	4.69%, due 5/15/2029	376,978 (b)
	200,000	3.35%, due 2/9/2031	167,217 (b)
	201,000	El Puerto de Liverpool SAB de CV, 6.26%, due 1/22/2032	201,900 (b)
	198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	193,183 (b)
	200,000	Grupo Aeromexico SAB de CV, 8.25%, due 11/15/2029	199,750 (b)
Petroleos Mexicanos
	150,000	6.75%, due 9/21/2047	103,360
	1,574,000	7.69%, due 1/23/2050	1,177,700
	69,000	6.95%, due 1/28/2060	47,226
	200,000	Trust Fibra Uno, 7.38%, due 2/13/2034	196,386 (b)
4,130,007
Moldova 0.2%
	220,000	Aragvi Finance International DAC, 11.13%, due 11/20/2029	217,036 (b)
Nigeria 0.3%
	260,000	IHS Holding Ltd., 7.88%, due 5/29/2030	255,710 (b)
	200,000	SEPLAT Energy PLC, 7.75%, due 4/1/2026	199,288 (b)
454,998
Oman 0.3%
	200,000	Bank Muscat SAOG, 4.75%, due 3/17/2026	197,611 (c)
	242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	249,018 (b)
446,629
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Panama 0.4%
$200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	$142,896 (c)
200,000	Sable International Finance Ltd., 7.13%, due 10/15/2032	195,424 (b)
200,000	Telecomunicaciones Digitales SA, 4.50%, due 1/30/2030	181,601 (c)
519,921
Paraguay 0.1%
200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	197,965 (b)
Peru 1.0%
125,000	Banco de Credito del Peru SA, 3.13%, due 7/1/2030	123,227 (c)(e)
Cia de Minas Buenaventura SAA
200,000	5.50%, due 7/23/2026	198,265 (c)
200,000	6.80%, due 2/4/2032	198,240 (b)(h)
200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, due 9/18/2033	219,658 (b)
200,000	Minsur SA, 4.50%, due 10/28/2031	180,849 (c)
200,000	Niagara Energy SAC, 5.75%, due 10/3/2034	192,574 (c)
Petroleos del Peru SA
247,000	5.63%, due 6/19/2047	156,564 (b)
200,000	5.63%, due 6/19/2047	126,773 (c)
1,396,150
Philippines 0.2%
240,000	Globe Telecom, Inc., 4.20%, due 8/2/2026	233,197 (c)(e)(f)
Qatar 0.5%
200,000	CBQ Finance Ltd., 2.00%, due 5/12/2026	192,360 (c)
200,000	Commercial Bank PSQC, 4.50%, due 3/3/2026	194,930 (c)(e)(f)
200,000	Ooredoo International Finance Ltd., 2.63%, due 4/8/2031	174,515 (b)
200,000	QatarEnergy, 3.13%, due 7/12/2041	146,814 (b)
708,619
Russia 0.0%(i)
300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	9,579 (c)(j)
Saudi Arabia 0.6%
200,000	BSF Finance, 5.50%, due 11/23/2027	202,098 (c)
200,000	EIG Pearl Holdings SARL, 4.39%, due 11/30/2046	156,760 (c)
Saudi Arabian Oil Co.
400,000	4.25%, due 4/16/2039	342,000 (c)
200,000	4.38%, due 4/16/2049	159,435 (c)
860,293
Singapore 0.3%
200,000	GLP Pte. Ltd., 3.88%, due 6/4/2025	191,543 (c)
240,000	United Overseas Bank Ltd., 2.00%, due 10/14/2031	228,361 (b)(e)
419,904
South Africa 0.7%
200,000	Anglo American Capital PLC, 3.88%, due 3/16/2029	190,738 (c)
Prosus NV
200,000	3.68%, due 1/21/2030	179,558 (c)
200,000	4.19%, due 1/19/2032	177,057 (c)
200,000	3.83%, due 2/8/2051	125,436 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
South Africa – cont'd
	$260,000	Sasol Financing USA LLC, 8.75%, due 5/3/2029	$264,094 (b)
			936,883
Supranational 2.4%
		Africa Finance Corp.
	200,000	2.88%, due 4/28/2028	182,511 (c)
	240,000	7.50%, due 1/21/2030	236,474 (b)(e)(f)
		Asian Development Bank
COP	1,257,000,000	12.75%, due 3/3/2025	299,378
COP	771,000,000	13.00%, due 3/7/2025	183,678
COP	1,619,000,000	10.10%, due 1/23/2026	384,025
MXN	4,000,000	0.00%, due 4/20/2043	32,285
		Asian Infrastructure Investment Bank
INR	17,900,000	7.20%, due 7/2/2031	208,620 (c)
MXN	4,800,000	0.00%, due 2/8/2038	64,101 (c)
		Banque Ouest Africaine de Developpement
	$205,000	5.00%, due 7/27/2027	199,644 (b)
	200,000	4.70%, due 10/22/2031	179,250 (b)
INR	12,000,000	European Bank for Reconstruction & Development, 6.88%, due 7/30/2031	138,362 (g)
		International Bank for Reconstruction & Development
INR	41,100,000	6.75%, due 7/13/2029	469,442
INR	59,100,000	6.50%, due 4/17/2030	667,381
COP	990,000,000	International Finance Corp., 0.00%, due 8/16/2028	167,276
			3,412,427
Taiwan 0.1%
	$209,000	TSMC Arizona Corp., 4.25%, due 4/22/2032	201,342
Thailand 0.5%
		Bangkok Bank PCL
	200,000	5.00%, due 9/23/2025	198,736 (c)(e)(f)
	200,000	3.73%, due 9/25/2034	182,184 (c)(e)
	200,000	Kasikornbank PCL, 3.34%, due 10/2/2031	192,243 (c)(e)
	300,000	Thaioil Treasury Center Co. Ltd., 3.75%, due 6/18/2050	192,375 (c)
			765,538
Trinidad And Tobago 0.2%
	200,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	205,832 (b)
Turkey 1.3%
	200,000	Akbank TAS, 9.37%, due 3/14/2029	206,525 (b)(e)(f)
	200,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, due 7/25/2029	200,102 (b)
	200,000	Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, due 11/15/2028	207,000 (c)
	200,000	Pegasus Hava Tasimaciligi AS, 8.00%, due 9/11/2031	200,000 (b)
	260,000	Turkcell Iletisim Hizmetleri AS, 7.65%, due 1/24/2032	262,268 (b)
	240,000	Turkiye Is Bankasi AS, 7.75%, due 6/12/2029	246,211 (b)
	240,000	WE Soda Investments Holding PLC, 9.50%, due 10/6/2028	247,317 (b)
	260,000	Yapi ve Kredi Bankasi AS, 9.74%, due 4/4/2029	271,180 (b)(e)(f)
			1,840,603
Ukraine 0.1%
EUR	128,508	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2026	117,348 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
United Arab Emirates 1.2%
	$400,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	$351,040 (c)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	182,745 (b)
	200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	196,376 (c)
	400,000	DP World Ltd., 6.85%, due 7/2/2037	430,034 (c)
	200,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	200,750 (c)(e)(f)
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.63%, due 3/31/2036	165,092 (b)
	179,948	2.94%, due 9/30/2040	143,948 (b)
1,669,985
United Kingdom 0.2%
	254,000	Avianca Midco 2 PLC, 9.63%, due 2/14/2030	247,650 (b)(h)
United States 0.2%
	217,000	ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, due 2/3/2030	215,416 (b)(h)
Uzbekistan 0.1%
	200,000	Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/2031	198,470 (b)
Venezuela 0.4%
Petroleos de Venezuela SA
	1,347,609	6.00%, due 5/16/2024	161,713 (c)(j)
	1,631,452	6.00%, due 11/15/2026	195,774 (c)(j)
	650,000	5.38%, due 4/12/2027	79,008 (c)(j)
	784,800	5.38%, due 4/12/2027	95,392 (c)(j)
531,887
Zambia 0.2%
	250,000	First Quantum Minerals Ltd., 8.63%, due 6/1/2031	256,459 (c)

Total Corporate Bonds (Cost $43,914,129)			40,977,231
Foreign Government Securities 63.8%
Angola 0.2%
	258,000	Angolan Government International Bonds, 9.38%, due 5/8/2048	213,124 (c)
Argentina 1.2%
Argentine Republic Government International Bonds
	135,000	1.00%, due 7/9/2029	105,989
	454,960	0.75%, due 7/9/2030	343,419 (k)
EUR	93,568	0.13%, due 7/9/2030	71,253
	$671,969	4.13%, due 7/9/2035	456,432 (k)
	380,000	3.50%, due 7/9/2041	240,438 (k)
	537,500	4.13%, due 7/9/2046	360,412 (k)
	85,743	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	60,449 (c)
1,638,392
Armenia 0.1%
	200,000	Republic of Armenia International Bonds, 3.60%, due 2/2/2031	165,853 (c)
Azerbaijan 0.5%
	200,000	Republic of Azerbaijan International Bonds, 3.50%, due 9/1/2032	172,865 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Azerbaijan – cont'd
		State Oil Co. of the Azerbaijan Republic
	$310,000	6.95%, due 3/18/2030	$321,015 (c)
	200,000	6.95%, due 3/18/2030	207,107 (c)
			700,987
Bahamas 0.1%
	200,000	Bahamas Government International Bonds, 6.00%, due 11/21/2028	190,090 (c)
Benin 0.1%
EUR	200,000	Benin Government International Bonds, 4.95%, due 1/22/2035	179,318 (c)
Bermuda 0.1%
	$200,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	193,956 (c)
Brazil 3.0%
		Brazil Government International Bonds
	300,000	6.25%, due 3/18/2031	298,962
	420,000	6.00%, due 10/20/2033	402,727
	270,000	5.00%, due 1/27/2045	202,925
BRL	2,194,000	Brazil Letras do Tesouro Nacional, 9.59%, due 7/1/2025	356,284 (l)
	$160,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	159,163 (c)
		Brazil Notas do Tesouro Nacional
BRL	10,000,000	10.00%, due 1/1/2029	1,487,196
BRL	8,000,000	10.00%, due 1/1/2031	1,128,188
BRL	1,824,000	10.00%, due 1/1/2033	247,848
			4,283,293
Bulgaria 0.0%(i)
	$62,000	Bulgaria Government International Bonds, 5.00%, due 3/5/2037	58,427 (c)
Cameroon, Republic of 0.2%
EUR	281,000	Republic of Cameroon International Bonds, 5.95%, due 7/7/2032	237,456 (c)
Chile 1.3%
		Bonos de la Tesoreria de la Republica en pesos
CLP	930,000,000	4.70%, due 9/1/2030	895,009 (c)
CLP	255,000,000	6.00%, due 4/1/2033	261,125 (c)
CLP	110,000,000	2.80%, due 10/1/2033	88,500 (c)
CLP	155,000,000	7.00%, due 5/1/2034	169,999 (c)
CLP	120,000,000	5.00%, due 3/1/2035	113,643
CLP	30,000,000	5.10%, due 7/15/2050	27,570
CLP	11,160	Bonos de la Tesoreria de la Republica, Inflation-Linked, 1.90%, due 9/1/2030	11 (m)
		Chile Government International Bonds
EUR	173,841	4.13%, due 7/5/2034	184,779
	$200,000	3.25%, due 9/21/2071	118,221
			1,858,857
China 3.8%
		China Government Bonds
CNY	200,000	1.99%, due 4/9/2025	27,333
CNY	500,000	3.01%, due 5/13/2028	71,968
CNY	5,740,000	2.05%, due 4/15/2029	804,391
CNY	2,150,000	2.80%, due 3/25/2030	312,577
CNY	2,800,000	2.62%, due 6/25/2030	403,866
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
China – cont'd
CNY	2,850,000	2.60%, due 9/15/2030	$411,141
CNY	1,020,000	2.28%, due 3/25/2031	145,106
CNY	200,000	3.02%, due 5/27/2031	29,776
CNY	2,200,000	2.12%, due 6/25/2031	310,766
CNY	10,290,000	1.87%, due 9/15/2031	1,433,485
CNY	2,500,000	2.67%, due 5/25/2033	367,902
CNY	800,000	2.04%, due 11/25/2034	113,110
CNY	300,000	2.25%, due 8/29/2039	42,819
CNY	1,700,000	3.81%, due 9/14/2050	321,256
CNY	930,000	3.12%, due 10/25/2052	159,126
CNY	500,000	3.19%, due 4/15/2053	86,855
CNY	1,660,000	3.00%, due 10/15/2053	280,399
CNY	200,000	2.47%, due 7/25/2054	30,544
			5,352,420
Colombia 4.1%
		Colombia Government International Bonds
	$270,000	3.00%, due 1/30/2030	226,018
	450,000	7.50%, due 2/2/2034	445,313
	360,000	7.75%, due 11/7/2036	351,842
	310,000	5.63%, due 2/26/2044	231,292
	360,000	8.38%, due 11/7/2054	350,425
		Colombian TES
COP	861,300,000	5.75%, due 11/3/2027	185,899
COP	2,156,300,000	6.00%, due 4/28/2028	456,668
COP	3,638,800,000	7.75%, due 9/18/2030	761,630
COP	518,200,000	7.00%, due 3/26/2031	102,120
COP	3,657,300,000	7.00%, due 6/30/2032	693,687
COP	2,329,200,000	13.25%, due 2/9/2033	607,048
COP	1,818,400,000	7.25%, due 10/18/2034	327,901
COP	4,313,700,000	6.25%, due 7/9/2036	680,243
COP	2,104,900,000	9.25%, due 5/28/2042	397,085
			5,817,171
Costa Rica 0.4%
		Costa Rica Government International Bonds
CRC	40,600,000	10.58%, due 9/26/2029	94,861 (b)
	$200,000	6.55%, due 4/3/2034	204,900 (c)
	200,000	7.30%, due 11/13/2054	209,400 (b)
			509,161
Cote D'Ivoire 1.1%
		Ivory Coast Government International Bonds
EUR	190,000	5.25%, due 3/22/2030	188,160 (c)
EUR	200,000	5.88%, due 10/17/2031	197,227 (c)
EUR	360,000	4.88%, due 1/30/2032	332,648 (c)
EUR	407,000	6.88%, due 10/17/2040	368,414 (c)
EUR	540,000	6.63%, due 3/22/2048	454,560 (c)
			1,541,009
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Czech Republic 2.1%
		Czech Republic Government Bonds
CZK	2,690,000	2.75%, due 7/23/2029	$107,030
CZK	3,750,000	0.05%, due 11/29/2029	130,708
CZK	18,490,000	0.95%, due 5/15/2030	665,004 (c)
CZK	25,040,000	1.20%, due 3/13/2031	890,545
CZK	5,580,000	6.20%, due 6/16/2031	261,770
CZK	5,010,000	1.75%, due 6/23/2032	179,307
CZK	13,160,000	2.00%, due 10/13/2033	464,636
CZK	1,060,000	4.90%, due 4/14/2034	46,672
CZK	4,030,000	4.20%, due 12/4/2036	166,952 (c)
CZK	1,980,000	1.95%, due 7/30/2037	64,105
CZK	2,200,000	1.50%, due 4/24/2040	63,059
			3,039,788
Dominican Republic 1.7%
		Dominican Republic International Bonds
DOP	8,000,000	9.75%, due 6/5/2026	129,621 (c)
	$150,000	5.95%, due 1/25/2027	149,940 (c)
	270,000	6.00%, due 7/19/2028	268,866 (c)
	150,000	4.88%, due 9/23/2032	135,150 (c)
	467,000	6.00%, due 2/22/2033	453,831 (c)
DOP	27,250,000	11.25%, due 9/15/2035	475,262 (b)
DOP	27,400,000	10.75%, due 6/1/2036	463,434 (b)
	$325,000	5.88%, due 1/30/2060	279,110 (c)
			2,355,214
Ecuador 0.6%
		Ecuador Government International Bonds
	215,516	6.90%, due 7/31/2030	166,048 (c)
	71,437	0.00%, due 7/31/2030	45,287 (b)
	10,483	0.00%, due 7/31/2030	6,646 (c)
	266,606	5.50%, due 7/31/2035	174,581 (b)(k)
	716,078	5.50%, due 7/31/2035	468,909 (c)(k)
	25,160	5.00%, due 7/31/2040	14,791 (c)(k)
			876,262
Egypt 1.6%
EGP	54,800,000	Egypt Government Bonds, 25.32%, due 8/13/2027	1,135,608
		Egypt Government International Bonds
EUR	541,000	6.38%, due 4/11/2031	503,413 (c)
	$200,000	8.70%, due 3/1/2049	163,000 (c)
	410,000	8.70%, due 3/1/2049	334,150 (c)
	200,000	8.88%, due 5/29/2050	165,000 (c)
			2,301,171
El Salvador 0.6%
		El Salvador Government International Bonds
	224,000	7.65%, due 6/15/2035	215,846 (c)
	596,000	9.50%, due 7/15/2052	624,163 (c)
			840,009
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Ethiopia 0.2%
	$400,000	Ethiopia International Bonds, 6.63%, due 12/11/2024	$328,500 (c)(j)
Ghana 0.6%
		Ghana Government International Bonds
	30,720	0.00%, due 7/3/2026	28,678 (b)
	387,200	5.00%, due 7/3/2029	345,084 (b)(k)
	50,997	0.00%, due 1/3/2030	39,714 (b)
	556,800	5.00%, due 7/3/2035	406,408 (b)(k)
		Republic of Ghana Government Bonds
GHS	322,820	5.00% Cash/3.35% PIK, due 2/16/2027	15,574 (d)
GHS	323,535	5.00% Cash/3.50% PIK, due 2/15/2028	13,592 (d)
GHS	302,633	5.00% Cash/3.65% PIK, due 2/13/2029	11,299 (d)
GHS	303,302	5.00% Cash/3.80% PIK, due 2/12/2030	10,115 (d)
GHS	303,974	5.00% Cash/3.95% PIK, due 2/11/2031	9,339 (d)
GHS	304,644	5.00% Cash/4.10% PIK, due 2/10/2032	8,799 (d)
GHS	305,316	5.00% Cash/4.25% PIK, due 2/8/2033	8,249 (d)
			896,851
Guatemala 0.5%
		Guatemala Government Bonds
	$320,000	7.05%, due 10/4/2032	331,360 (c)
	240,000	6.60%, due 6/13/2036	236,714 (c)
	200,000	6.55%, due 2/6/2037	196,880 (c)
			764,954
Honduras 0.2%
	240,000	Honduras Government International Bonds, 8.63%, due 11/27/2034	231,720 (c)
Hungary 0.5%
		Hungary Government Bonds
HUF	81,230,000	3.00%, due 10/27/2027	190,420
HUF	96,350,000	4.50%, due 3/23/2028	231,920
HUF	57,320,000	6.75%, due 10/22/2028	147,437
EUR	120,000	Magyar Export-Import Bank Zrt, 4.50%, due 11/27/2031	126,693 (c)
			696,470
India 4.1%
		India Government Bonds
INR	130,000,000	7.02%, due 6/18/2031	1,519,195
INR	180,860,000	7.18%, due 8/14/2033	2,136,092
INR	17,100,000	7.10%, due 4/8/2034	201,422
INR	49,720,000	7.18%, due 7/24/2037	590,066
INR	20,000,000	7.36%, due 9/12/2052	239,168
INR	88,360,000	7.30%, due 6/19/2053	1,054,090
			5,740,033
Indonesia 4.9%
EUR	150,000	Indonesia Government International Bonds, 1.30%, due 3/23/2034	125,315
		Indonesia Treasury Bonds
IDR	3,304,000,000	6.13%, due 5/15/2028	198,135
IDR	14,434,000,000	6.38%, due 8/15/2028	872,126
IDR	4,375,000,000	9.00%, due 3/15/2029	288,355
IDR	15,515,000,000	6.88%, due 4/15/2029	952,260
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Indonesia – cont'd
IDR	3,138,000,000	6.50%, due 7/15/2030	$189,150
IDR	1,306,000,000	6.50%, due 2/15/2031	78,053
IDR	3,604,000,000	8.75%, due 5/15/2031	239,473
IDR	1,000,000,000	6.38%, due 4/15/2032	59,369
IDR	3,500,000,000	7.50%, due 8/15/2032	218,168
IDR	7,899,000,000	7.00%, due 2/15/2033	484,062
IDR	2,949,000,000	6.63%, due 5/15/2033	175,975
IDR	3,476,000,000	6.63%, due 2/15/2034	207,978
IDR	344,000,000	8.38%, due 3/15/2034	22,875
IDR	5,600,000,000	7.50%, due 6/15/2035	353,453
IDR	15,990,000,000	6.75%, due 7/15/2035	960,737 (g)
IDR	1,783,000,000	8.25%, due 5/15/2036	119,041
IDR	400,000,000	6.38%, due 7/15/2037	23,030
IDR	1,205,000,000	7.50%, due 5/15/2038	76,030
IDR	13,466,000,000	7.13%, due 6/15/2038	823,014
IDR	1,000,000,000	7.50%, due 4/15/2040	62,622
IDR	6,652,000,000	7.13%, due 6/15/2043	407,536
			6,936,757
Israel 0.2%
	$220,000	Israel Government International Bonds, 5.50%, due 3/12/2034	217,045
Lebanon 0.2%
		Lebanon Government International Bonds
	622,000	6.38%, due 3/9/2020	99,831 (c)(j)
	1,127,000	8.25%, due 5/17/2034	180,038 (c)(j)
			279,869
Malaysia 2.9%
		Malaysia Government Bonds
MYR	1,761,000	4.50%, due 4/15/2030	409,885
MYR	1,700,000	2.63%, due 4/15/2031	357,760
MYR	135,000	4.23%, due 6/30/2031	31,075
MYR	700,000	3.58%, due 7/15/2032	155,034
MYR	1,524,000	4.64%, due 11/7/2033	362,555
MYR	300,000	4.25%, due 5/31/2035	69,552
MYR	202,000	4.76%, due 4/7/2037	48,905
MYR	3,450,000	4.89%, due 6/8/2038	848,517
MYR	639,000	4.05%, due 4/18/2039	144,487
MYR	450,000	3.76%, due 5/22/2040	98,283
MYR	4,555,000	4.70%, due 10/15/2042	1,106,371
MYR	350,000	4.94%, due 9/30/2043	87,348
MYR	200,000	4.18%, due 5/16/2044	45,493
MYR	1,350,000	4.07%, due 6/15/2050	298,857
			4,064,122
Mexico 2.2%
		Mexico Bonos
MXN	35,376,100	7.75%, due 5/29/2031	1,543,731
MXN	7,630,000	7.50%, due 5/26/2033	318,139
MXN	8,900,000	7.75%, due 11/23/2034	369,280
MXN	2,570,000	10.00%, due 11/20/2036	124,175
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Mexico – cont'd
MXN	4,653,500	7.75%, due 11/13/2042	$175,967
MXN	10,967,100	8.00%, due 11/7/2047	416,059
	$190,000	Mexico Government International Bonds, 5.75%, due 10/12/2110	146,015
			3,093,366
Mongolia 0.3%
	400,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	373,384 (c)
Morocco 0.2%
	314,000	Morocco Government International Bonds, 3.00%, due 12/15/2032	257,479 (c)
Nigeria 0.8%
		Nigeria Government International Bonds
	400,000	8.75%, due 1/21/2031	391,921 (c)
	200,000	7.88%, due 2/16/2032	183,752 (c)
	200,000	10.38%, due 12/9/2034	207,000 (c)
	200,000	9.25%, due 1/21/2049	184,123 (c)
	200,000	8.25%, due 9/28/2051	163,000 (c)
			1,129,796
Oman 0.5%
		Oman Government International Bonds
	215,000	6.75%, due 1/17/2048	219,021 (c)
	400,000	7.00%, due 1/25/2051	419,500 (c)
			638,521
Panama 0.2%
		Panama Government International Bonds
	200,000	2.25%, due 9/29/2032	143,168
	266,000	3.87%, due 7/23/2060	142,890
			286,058
Papua New Guinea 0.1%
	200,000	Papua New Guinea Government International Bonds, 8.38%, due 10/4/2028	197,767 (c)
Paraguay 0.3%
	430,000	Paraguay Government International Bonds, 6.10%, due 8/11/2044	407,125 (c)
Peru 1.5%
		Peru Government Bonds
PEN	510,000	6.15%, due 8/12/2032	137,062
PEN	100,000	7.30%, due 8/12/2033	28,230 (c)
PEN	585,000	5.40%, due 8/12/2034	143,017
PEN	207,000	5.35%, due 8/12/2040	46,396
		Peruvian Government International Bonds
PEN	2,797,000	6.95%, due 8/12/2031	799,280 (b)
EUR	384,000	1.25%, due 3/11/2033	323,362
PEN	427,000	5.40%, due 8/12/2034	104,390 (c)
EUR	174,000	1.95%, due 11/17/2036	142,533
PEN	1,035,000	6.90%, due 8/12/2037	276,379 (c)
PEN	500,000	7.60%, due 8/12/2039	140,067 (b)
			2,140,716
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Philippines 0.9%
EUR	126,000	Philippine Government International Bonds, 1.75%, due 4/28/2041	$93,361
		Philippines Government Bonds
PHP	18,940,000	6.50%, due 5/19/2029	330,599
PHP	9,168,239	8.00%, due 7/19/2031	173,400
PHP	9,900,000	6.63%, due 8/17/2033	174,137
PHP	14,720,000	6.25%, due 1/25/2034	253,464
PHP	11,480,000	6.88%, due 5/23/2044	204,399
			1,229,360
Poland 3.5%
		Bank Gospodarstwa Krajowego
EUR	276,000	5.13%, due 2/22/2033	314,003 (c)
	$250,000	5.75%, due 7/9/2034	250,076 (c)
		Republic of Poland Government Bonds
PLN	1,963,000	2.50%, due 7/25/2027	452,136
PLN	4,268,000	7.50%, due 7/25/2028	1,117,333
PLN	3,742,000	4.75%, due 7/25/2029	891,584
PLN	340,000	5.00%, due 1/25/2030	81,383
PLN	5,300,000	1.75%, due 4/25/2032	1,002,336
PLN	2,748,000	6.00%, due 10/25/2033	683,812
	$116,000	Republic of Poland Government International Bonds, 5.50%, due 3/18/2054	107,761
			4,900,424
Romania 2.9%
		Romania Government Bonds
RON	695,000	3.25%, due 6/24/2026	137,740
RON	1,655,000	2.50%, due 10/25/2027	304,679
RON	570,000	8.75%, due 10/30/2028	123,695
RON	980,000	6.30%, due 4/25/2029	195,241
RON	2,515,000	8.00%, due 4/29/2030	534,108
RON	2,105,000	7.35%, due 4/28/2031	434,287
RON	1,960,000	6.70%, due 2/25/2032	388,871
RON	1,520,000	8.25%, due 9/29/2032	327,580
RON	2,100,000	7.10%, due 7/31/2034	419,218
RON	1,215,000	4.75%, due 10/11/2034	203,365
		Romania Government International Bonds
EUR	1,000,000	2.00%, due 1/28/2032	816,641 (c)
EUR	104,000	2.00%, due 4/14/2033	81,838 (c)
EUR	42,000	6.38%, due 9/18/2033	44,638 (c)
EUR	43,000	3.75%, due 2/7/2034	37,563 (c)
	$110,000	5.75%, due 3/24/2035	98,725 (c)
EUR	33,000	3.88%, due 10/29/2035	28,076 (c)
			4,176,265
Saudi Arabia 0.5%
		Saudi Government International Bonds
	$360,000	5.38%, due 1/13/2031	362,967 (c)
	360,000	5.63%, due 1/13/2035	363,823 (c)
			726,790
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Senegal 0.1%
		Senegal Government International Bonds
EUR	100,000	4.75%, due 3/13/2028	$96,531 (c)
EUR	90,000	5.38%, due 6/8/2037	67,860 (c)
			164,391
Serbia 0.4%
		Serbia International Bonds
	$200,000	2.13%, due 12/1/2030	164,078 (c)
EUR	234,000	2.05%, due 9/23/2036	184,453 (c)
		Serbia Treasury Bonds
RSD	16,660,000	4.50%, due 1/11/2026	147,413
RSD	9,970,000	5.88%, due 2/8/2028	92,523
RSD	5,360,000	4.50%, due 8/20/2032	46,418
			634,885
South Africa 5.3%
		Republic of South Africa Government Bonds
ZAR	4,163,320	8.88%, due 2/28/2035	201,745
ZAR	23,648,276	6.25%, due 3/31/2036	906,747
ZAR	24,482,304	8.50%, due 1/31/2037	1,105,924
ZAR	9,953,422	10.88%, due 3/31/2038	527,961
ZAR	29,121,051	9.00%, due 1/31/2040	1,316,999
ZAR	17,803,017	6.50%, due 2/28/2041	627,717
ZAR	35,727,040	8.75%, due 1/31/2044	1,533,976
ZAR	2,180,248	8.75%, due 2/28/2048	92,640
		Republic of South Africa Government International Bonds
	$200,000	5.88%, due 4/20/2032	188,982
	285,000	7.10%, due 11/19/2036	278,732 (c)
	273,000	5.65%, due 9/27/2047	204,418
	440,000	5.75%, due 9/30/2049	328,900
	200,000	7.30%, due 4/20/2052	181,306
			7,496,047
Sri Lanka 0.8%
		Sri Lanka Government International Bonds
	250,649	4.00%, due 4/15/2028	233,730 (b)
	386,872	3.35%, due 3/15/2033	305,629 (b)(k)
	261,228	3.60%, due 6/15/2035	184,166 (b)(k)
	181,298	3.60%, due 5/15/2036	146,581 (b)(k)
	362,749	3.60%, due 2/15/2038	297,454 (b)(k)
			1,167,560
Thailand 1.9%
		Thailand Government Bonds
THB	9,258,000	2.80%, due 6/17/2034	286,019
THB	5,000,000	1.60%, due 6/17/2035	138,260
THB	21,401,000	3.39%, due 6/17/2037	698,476
THB	10,116,000	3.30%, due 6/17/2038	326,875
THB	7,600,000	2.00%, due 6/17/2042	205,232
THB	30,926,000	3.45%, due 6/17/2043	1,015,511
THB	1,248,000	2.88%, due 6/17/2046	37,447
			2,707,820
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Turkey 2.6%
		Hazine Mustesarligi Varlik Kiralama AS
	$300,000	8.51%, due 1/14/2029	$319,480 (b)
	220,000	6.50%, due 4/26/2030	218,427 (b)
		Turkiye Government Bonds
TRY	27,919,929	31.08%, due 11/8/2028	823,120
TRY	3,817,855	17.80%, due 7/13/2033	80,015
TRY	52,535,028	26.20%, due 10/5/2033	1,509,091
		Turkiye Government International Bonds
	$300,000	9.13%, due 7/13/2030	332,625
	275,000	7.63%, due 5/15/2034	281,840
	200,000	6.50%, due 1/3/2035	188,864
			3,753,462
Uganda 0.3%
		Republic of Uganda Government Bonds
UGX	363,300,000	14.38%, due 2/3/2033	88,168
UGX	1,158,500,000	14.25%, due 6/22/2034	276,247
			364,415
Ukraine 0.4%
		Ukraine Government GDP-Linked Securities
	$370,000	Expires 8/1/2041(n)	310,060 (c)(o)
	49,000	Expires 8/1/2041(n)	41,062 (b)(o)
		Ukraine Government International Bonds
	12,306	1.75%, due 2/1/2029	8,630 (c)(k)
	15,274	0.00%, due 2/1/2030	8,627 (c)(k)
	92,416	1.75%, due 2/1/2034	52,193 (c)(k)
	57,078	0.00%, due 2/1/2034	24,667 (c)(k)
	48,235	0.00%, due 2/1/2035	29,725 (c)(k)
	100,946	1.75%, due 2/1/2035	56,378 (c)(k)
	40,196	0.00%, due 2/1/2036	24,695 (c)(k)
	73,956	1.75%, due 2/1/2036	40,630 (c)(k)
			596,667
Uruguay 0.1%
UYU	6,313,157	Uruguay Government International Bonds, 8.25%, due 5/21/2031	135,292
Uzbekistan 0.1%
	$200,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	176,658 (b)
Venezuela 0.1%
	916,200	Venezuela Government International Bonds, 8.25%, due 10/13/2024	151,173 (c)(j)
Zambia 0.7%
ZMW	11,543,000	Zambia Government Bonds, 13.00%, due 1/25/2031	312,673
		Zambia Government International Bonds
	$454,694	5.75%, due 6/30/2033	404,507 (c)(k)
	451,682	0.50%, due 12/31/2053	274,492 (c)
			991,672
Total Foreign Government Securities (Cost $91,674,112)			90,405,372
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 5.3%
Investment Companies 5.3%
7,582,172	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(p) (Cost $7,582,172)	$7,582,172
Total Investments 98.0% (Cost $143,170,413)		138,964,775
Other Assets Less Liabilities 2.0%		2,789,981 (q)
Net Assets 100.0%		$141,754,756

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $21,659,850, which represents 15.3% of net assets of the Fund.

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $38,699,019, which represents 27.3% of net assets of the
Fund.

(d)	Payment-in-kind (PIK) security.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	When-issued security. Total value of all such securities at January 31, 2025 amounted to $661,306, which represents 0.5% of net assets of the Fund.
(i)	Represents less than 0.05% of net assets of the Fund.
(j)	Defaulted security.
(k)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2025.

(l)	Rate shown was the discount rate at the date of purchase.
(m)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(n)	Security represented in Notional Amount.
(o)	Contingent annual payments linked to Ukraine's GDP growth.
(p)	Represents 7-day effective yield as of January 31, 2025.
(q)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$89,136,513	62.9%
Oil & Gas	8,335,035	5.9%
Banks	7,549,587	5.3%
Electric	3,768,997	2.7%
Multi-National	3,412,427	2.4%
Telecommunications	2,461,013	1.7%
Mining	2,216,049	1.6%
Pipelines	1,524,813	1.1%
Lodging	1,488,685	1.1%
Chemicals	1,027,044	0.7%
Diversified Financial Services	957,263	0.7%
Commercial Services	823,486	0.6%
Airlines	803,175	0.6%
Insurance	723,585	0.5%
Retail	700,549	0.5%
Internet	637,759	0.5%
Semiconductors	620,041	0.4%
Real Estate	571,946	0.4%
Media	553,526	0.4%
Engineering & Construction	471,126	0.3%
Iron - Steel	421,004	0.3%
Building Materials	398,408	0.3%
Food	390,262	0.3%
Real Estate Investment Trusts	388,164	0.3%
Forest Products & Paper	346,154	0.2%
Oil & Gas Services	206,492	0.2%
Holding Companies - Diversified	206,354	0.1%
Transportation	205,969	0.1%
Environmental Control	201,028	0.1%
Beverages	186,030	0.1%
Computers	179,673	0.1%
Energy - Alternate Sources	174,216	0.1%
Healthcare - Services	150,066	0.1%
Pharmaceuticals	146,164	0.1%
Short-Term Investments and Other Assets—Net	10,372,153	7.3%
	$141,754,756	100.0%

*	Does not constitute an industry.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	34	Euro-Bobl	$4,141,945	$(989)
3/2025	2	Euro-Schatz	221,620	(1,123)
3/2025	34	Korea Bond, 3 Year	2,500,977	(2,862)
3/2025	8	U.S. Treasury Long Bond	911,250	(20,641)
3/2025	9	U.S. Treasury Note, 2 Year	1,850,625	1,179
3/2025	35	U.S. Treasury Note, 5 Year	3,723,672	(12,915)
3/2025	4	U.S. Treasury Ultra Bond	473,875	(17,172)
Total Long Positions			$13,823,964	$(54,523)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	2	Euro-Bobl	$(243,644)	$3,712
3/2025	24	Euro-Bund	(3,299,431)	112,502
3/2025	4	Euro-Buxl Bond, 30 Year	(534,967)	51,101
3/2025	1	U.S. Treasury Long Bond	(113,906)	3,139
3/2025	23	U.S. Treasury Note, 10 Year	(2,503,406)	(17,721)
3/2025	2	U.S. Treasury Ultra Bond	(236,937)	7,665
Total Short Positions			$(6,932,291)	$160,398
Total Futures				$105,875
Forward foreign currency contracts ("forward FX contracts")
At January 31, 2025, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	4,262,800	USD	701,078	JPM	2/21/2025	$25,080
BRL	1,204,059	USD	196,512	CITI	3/5/2025	7,864
BRL	783,115	USD	126,731	CITI	3/5/2025	6,194
BRL	3,974,939	USD	655,044	MS	3/5/2025	19,658
USD	108,046	BRL	634,117	BCB	3/5/2025	412
CLP	707,725,048	USD	698,946	SCB	2/21/2025	22,431
CLP	842,000,537	USD	839,370	GSI	3/19/2025	18,629
CLP	703,043,399	USD	704,100	SCB	3/19/2025	12,302
USD	695,935	CLP	680,514,326	GSI	3/19/2025	2,491
CNH	5,020,646	USD	684,994	BNP	2/13/2025	758
USD	2,999,925	CNH	21,768,777	CITI	2/13/2025	26,605
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	380,722	CNH	2,730,140	GSI	2/13/2025	$7,822
USD	761,520	CNH	5,460,302	SCB	2/13/2025	15,716
USD	376,923	CNH	2,738,691	SCB	3/19/2025	2,298
USD	687,430	CNH	5,005,582	BNP	4/2/2025	2,268
COP	1,545,435,062	USD	362,055	BCB	3/19/2025	3,271
EGP	16,525,054	USD	312,189	CITI	3/17/2025	10,607
EUR	309,327	CZK	7,787,237	JPM	3/10/2025	490
EUR	1,037,772	HUF	423,878,066	GSI	3/19/2025	3,597
EUR	579,623	USD	595,142	JPM	2/5/2025	6,185
EUR	362,865	USD	370,407	JPM	2/5/2025	6,047
EUR	80,198	USD	82,768	JPM	2/5/2025	433
USD	6,256,936	EUR	5,937,486	BCB	2/4/2025	97,386
USD	276,570	EUR	265,000	JPM	2/4/2025	1,659
USD	928,574	EUR	891,708	BCB	2/5/2025	3,475
USD	205,257	EUR	196,628	CITI	2/5/2025	1,266
USD	287,576	EUR	273,970	GSI	2/5/2025	3,347
USD	212,605	EUR	204,468	JPM	2/5/2025	480
USD	6,162,856	EUR	5,930,057	JPM	3/4/2025	3,191
USD	423,629	EUR	405,840	JPM	3/5/2025	2,054
HUF	417,444,341	EUR	1,015,634	CITI	3/19/2025	3,096
HUF	238,977,363	EUR	576,122	GSI	3/19/2025	7,287
HUF	425,386,229	EUR	1,037,925	GSI	3/19/2025	69
HUF	415,149,159	EUR	995,193	HSBC	3/19/2025	18,523
HUF	28,199,823	EUR	67,728	HSBC	3/19/2025	1,125
HUF	827,462,259	EUR	1,997,101	JPM	3/19/2025	22,871
HUF	150,074,197	EUR	360,635	SCB	3/19/2025	5,783
USD	482,943	IDR	7,885,639,839	BNP	3/19/2025	466
USD	388,358	IDR	6,333,782,591	CITI	3/19/2025	830
USD	45,670	IDR	727,811,503	HSBC	3/19/2025	1,140
ILS	1,178,823	USD	329,207	CITI	4/25/2025	759
ILS	3,915,501	USD	1,089,031	GSI	4/25/2025	6,966
USD	200,814	INR	17,346,072	CITI	3/19/2025	1,304
USD	1,820,529	INR	155,433,132	DB	3/19/2025	32,778
USD	275,534	INR	23,551,254	GSI	3/19/2025	4,653
USD	1,820,124	INR	155,433,133	HSBC	3/19/2025	32,373
KRW	995,012,654	USD	679,858	SCB	2/5/2025	4,668
KRW	1,031,041,229	USD	707,632	SCB	2/21/2025	314
KRW	1,010,063,820	USD	693,615	BNP	3/20/2025	720
USD	145,976	KRW	208,025,400	HSBC	3/19/2025	2,981
USD	367,753	KRW	526,389,052	CITI	3/20/2025	5,904
USD	337,670	KRW	483,674,768	GSI	3/20/2025	5,184
MXN	4,130,699	USD	198,268	MS	2/4/2025	1,071
MXN	14,452,058	USD	692,349	GSI	2/21/2025	3,315
USD	895,338	MXN	18,517,593	CITI	2/4/2025	1,718
USD	4,204,124	MXN	86,092,056	GSI	2/4/2025	49,503
USD	118,186	MXN	2,403,587	GSI	2/4/2025	2,194
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	703,080	MXN	14,452,058	SCB	2/21/2025	$7,416
MYR	1,538,308	USD	342,585	BNP	2/14/2025	2,852
MYR	1,642,380	USD	368,577	HSBC	2/14/2025	230
MYR	1,539,703	USD	343,048	HSBC	2/26/2025	3,038
MYR	4,664,896	USD	1,044,021	SCB	3/6/2025	5,114
MYR	594,311	USD	133,051	HSBC	3/19/2025	675
MYR	1,508,172	USD	335,769	JPM	3/19/2025	3,584
USD	377,426	MYR	1,666,900	BNP	2/14/2025	3,112
USD	754,768	MYR	3,336,452	HSBC	2/14/2025	5,546
USD	377,889	MYR	1,676,769	JPM	3/6/2025	783
NGN	143,131,769	USD	80,638	CITI	2/10/2025	15,678
NGN	136,722,516	USD	88,208	JPM	2/10/2025	3,795
NGN	318,983,143	USD	211,247	JPM	2/10/2025	3,401
NGN	188,153,466	USD	110,678	SCB	2/10/2025	15,933
NGN	330,684,807	USD	199,208	CITI	5/20/2025	16,122
NGN	139,557,708	USD	84,709	JPM	5/20/2025	6,166
NGN	107,682,216	USD	67,092	JPM	5/20/2025	3,027
NGN	390,793,685	USD	199,181	JPM	11/28/2025	35,071
NGN	362,229,012	USD	202,024	JPM	11/28/2025	15,106
NGN	534,315,008	USD	314,303	SCB	11/28/2025	5,980
USD	196,177	NGN	252,675,886	JPM	2/10/2025	26,147
USD	1,181,378	PHP	68,967,696	DB	3/19/2025	2,525
RON	5,877,427	EUR	1,173,080	GSI	3/19/2025	4,119
RON	712,061	EUR	142,377	GSI	3/19/2025	233
SGD	933,011	USD	687,776	CITI	3/20/2025	12
USD	755,596	SGD	1,007,262	CITI	2/14/2025	14,099
USD	377,852	SGD	503,654	SCB	2/14/2025	7,087
USD	367,933	SGD	495,188	CITI	3/20/2025	2,895
USD	337,306	SGD	453,917	CITI	3/20/2025	2,691
USD	353,914	SGD	479,309	GSI	4/23/2025	99
THB	76,917,973	USD	2,283,719	CITI	3/19/2025	6,305
THB	76,917,973	USD	2,286,164	CITI	3/19/2025	3,861
THB	12,168,972	USD	360,792	CITI	3/19/2025	1,506
THB	12,176,821	USD	361,807	GSI	4/21/2025	1,450
TRY	33,367,862	USD	802,305	GSI	3/24/2025	90,096
TRY	10,218,506	USD	217,605	GSI	3/24/2025	55,682
TRY	10,218,312	USD	219,654	GSI	3/24/2025	53,628
TRY	3,716,183	USD	94,040	BCB	5/27/2025	17
TRY	19,411,609	USD	425,413	GSI	5/27/2025	65,893
TRY	18,409,631	USD	422,821	GSI	5/27/2025	43,125
TRY	12,641,307	USD	318,621	GSI	5/27/2025	1,329
TRY	3,887,421	USD	98,359	MS	5/27/2025	31
USD	421,736	ZAR	7,857,211	CITI	3/19/2025	2,721
USD	167,124	ZAR	3,098,412	CITI	3/19/2025	1,890
USD	337,372	ZAR	6,322,334	GSI	3/19/2025	210
ZAR	7,800,421	USD	410,096	CITI	3/19/2025	5,891
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
ZAR	1,287,270	USD	68,441	CITI	3/19/2025	$207
Total unrealized appreciation						$1,077,989
BRL	26,748,124	USD	4,544,750	MS	3/5/2025	(4,551)
USD	573,152	BRL	3,482,355	GSI	3/5/2025	(17,940)
USD	774,688	BRL	4,845,874	GSI	3/5/2025	(47,846)
USD	129,271	BRL	801,746	JPM	3/5/2025	(6,817)
USD	311,467	BRL	1,922,062	JPM	3/5/2025	(14,782)
USD	368,757	BRL	2,272,887	JPM	3/5/2025	(17,041)
USD	363,508	BRL	2,296,190	SCB	3/5/2025	(26,245)
USD	202,595	CLP	199,748,735	CITI	3/19/2025	(949)
USD	361,772	CLP	358,552,625	JPM	3/19/2025	(3,593)
USD	146,022	CLP	144,997,004	MS	3/19/2025	(1,730)
CNH	978,622	USD	134,366	CITI	2/13/2025	(700)
CNH	2,599,727	USD	359,111	CITI	2/13/2025	(4,023)
CNH	1,301,730	USD	178,587	GSI	2/13/2025	(789)
CNH	1,050,397	USD	144,561	BCB	3/19/2025	(877)
CNH	1,874,808	USD	257,840	BNP	3/19/2025	(1,386)
CNH	2,564,339	USD	352,967	CITI	3/19/2025	(2,192)
CNH	10,146,812	USD	1,400,475	CITI	3/19/2025	(12,494)
CNH	1,067,681	USD	146,078	SCB	3/19/2025	(30)
CNH	2,493,360	USD	341,965	SCB	3/19/2025	(898)
CNH	5,154,781	USD	710,351	GSI	4/2/2025	(4,766)
CNH	5,216,454	USD	722,665	SCB	4/7/2025	(8,471)
USD	266,155	CNH	1,949,407	SCB	2/13/2025	(107)
USD	160,552	CNH	1,179,349	BNP	3/19/2025	(771)
USD	335,947	CNH	2,464,554	MS	3/19/2025	(1,179)
USD	764,681	CNH	5,587,209	SCB	4/7/2025	(273)
USD	146,495	COP	622,748,482	JPM	3/19/2025	(717)
USD	362,115	COP	1,564,996,083	JPM	3/19/2025	(7,835)
USD	2,408,497	COP	10,510,511,631	JPM	3/19/2025	(76,086)
USD	533,755	COP	2,264,186,813	MS	3/19/2025	(1,477)
USD	823,859	COP	3,610,152,369	MS	3/19/2025	(29,545)
USD	158,086	EGP	8,378,550	MS	3/17/2025	(5,578)
EUR	110,514	CZK	2,786,730	CITI	3/10/2025	(13)
EUR	359,432	HUF	148,694,414	BNP	3/19/2025	(3,533)
EUR	129,560	HUF	54,046,141	CITI	3/19/2025	(2,410)
EUR	361,180	HUF	148,775,780	GSI	3/19/2025	(1,923)
EUR	1,029,206	HUF	424,503,748	GSI	3/19/2025	(6,894)
EUR	1,049,496	HUF	432,677,221	JPM	3/19/2025	(6,535)
EUR	322,512	PLN	1,377,982	JPM	3/19/2025	(3,080)
EUR	272,429	USD	283,658	BCB	2/4/2025	(1,040)
EUR	5,930,057	USD	6,155,043	JPM	2/4/2025	(3,200)
EUR	126,309	USD	132,771	BCB	2/5/2025	(1,733)
EUR	343,968	USD	361,975	BCB	2/5/2025	(5,127)
EUR	135,802	USD	141,084	CITI	2/5/2025	(196)
EUR	142,087	USD	149,267	JPM	2/5/2025	(1,860)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	136,997	USD	144,026	JPM	2/5/2025	$(1,899)
EUR	405,840	USD	423,086	JPM	2/5/2025	(2,049)
EUR	714,500	USD	745,734	SCB	2/5/2025	(4,479)
EUR	1,382,314	USD	1,440,968	SCB	2/21/2025	(5,854)
EUR	699,818	USD	731,036	CITI	3/5/2025	(4,085)
USD	139,265	EUR	134,465	JPM	2/5/2025	(235)
USD	666,150	EUR	644,319	JPM	2/5/2025	(2,297)
USD	703,117	EUR	682,631	JPM	2/5/2025	(5,076)
USD	2,830,930	EUR	2,746,781	GSI	2/21/2025	(20,770)
IDR	6,140,214,000	USD	378,034	BNP	3/19/2025	(2,350)
IDR	2,926,541,664	USD	179,993	CITI	3/19/2025	(935)
IDR	6,028,064,408	USD	373,297	CITI	3/19/2025	(4,475)
IDR	1,661,946,414	USD	102,085	JPM	3/19/2025	(400)
IDR	2,916,426,584	USD	178,737	SCB	3/19/2025	(297)
USD	93,384	IDR	1,526,310,972	BNP	3/19/2025	(2)
INR	61,342,975	USD	711,918	BNP	3/19/2025	(6,367)
INR	119,043,110	USD	1,392,613	BNP	3/19/2025	(23,411)
INR	66,053,442	USD	760,643	GSI	3/19/2025	(913)
INR	16,601,680	USD	192,082	MS	3/19/2025	(1,134)
USD	412,262	INR	35,887,980	CITI	3/19/2025	(512)
JPY	55,968,859	USD	375,835	SSB	3/6/2025	(13,723)
USD	361,109	JPY	55,968,859	BNP	3/6/2025	(1,003)
KZT	86,003,132	USD	166,592	GSI	5/14/2025	(5,270)
KZT	98,728,143	USD	192,172	GSI	5/14/2025	(6,980)
KZT	106,793,582	USD	208,989	GSI	5/14/2025	(8,669)
KZT	98,509,247	USD	191,932	JPM	5/14/2025	(7,151)
MXN	89,243,134	USD	4,306,859	CITI	2/4/2025	(173)
MXN	6,857,480	USD	337,474	GSI	2/4/2025	(6,547)
MXN	6,781,923	USD	329,985	SSB	2/4/2025	(2,704)
MXN	2,016,201	USD	96,359	CITI	5/6/2025	(411)
MXN	86,092,056	USD	4,144,321	GSI	5/6/2025	(47,333)
MYR	1,716,700	USD	389,511	BNP	3/19/2025	(3,237)
MYR	6,200,990	USD	1,401,755	BNP	3/19/2025	(6,473)
MYR	1,907,164	USD	436,322	SCB	3/19/2025	(7,192)
USD	380,533	MYR	1,697,063	HSBC	2/26/2025	(923)
USD	71,181	MYR	319,921	SCB	3/19/2025	(805)
USD	348,542	NGN	534,315,008	SCB	2/10/2025	(11,007)
USD	244,056	NGN	444,181,659	MS	11/28/2025	(22,198)
USD	230,186	PEN	861,472	JPM	3/19/2025	(939)
USD	92,097	PEN	344,828	MS	3/19/2025	(417)
PLN	4,324,294	EUR	1,023,841	JPM	3/19/2025	(2,553)
SGD	1,516,410	USD	1,135,905	CITI	2/14/2025	(19,599)
SGD	958,403	USD	714,833	GSI	4/23/2025	(7,361)
USD	353,665	SGD	479,239	BNP	4/23/2025	(98)
THB	24,354,711	USD	727,061	GSI	4/8/2025	(1,082)
THB	24,375,107	USD	727,800	HSBC	4/16/2025	(864)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	482,768	THB	16,685,961	GSI	3/19/2025	$(14,011)
USD	111,885	THB	3,810,787	MS	3/19/2025	(1,571)
USD	996,788	THB	34,368,945	GSI	4/8/2025	(27,700)
USD	710,725	THB	24,640,845	GSI	4/16/2025	(24,135)
USD	369,966	THB	12,749,976	GSI	4/21/2025	(10,390)
USD	811,424	TRY	33,029,027	BCB	3/24/2025	(71,915)
USD	178,493	TRY	8,066,985	GSI	3/24/2025	(37,253)
USD	200,612	TRY	8,545,074	MS	3/24/2025	(27,920)
USD	111,980	TRY	4,589,780	JPM	5/27/2025	(4,187)
USD	165,216	TRY	6,806,572	JPM	5/27/2025	(7,057)
USD	135,709	TRY	5,600,168	SCB	5/27/2025	(6,030)
USD	328,266	ZAR	6,157,539	CITI	3/19/2025	(108)
USD	59,981	ZAR	1,136,468	JPM	3/19/2025	(625)
USD	87,056	ZAR	1,636,794	MS	3/19/2025	(232)
ZAR	6,347,472	USD	341,744	CITI	3/19/2025	(3,241)
ZAR	1,685,379	USD	90,982	HSBC	3/19/2025	(1,103)
ZAR	4,188,021	USD	227,358	HSBC	3/19/2025	(4,016)
ZAR	5,297,259	USD	294,011	MS	3/19/2025	(11,515)
Total unrealized depreciation						$(864,493)
Total net unrealized appreciation						$213,496
Credit default swap contracts ("credit default swaps")
At January 31, 2025, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 42 V.1	USD	5,011,961	1.00%	3M	12/20/2029	$121,762	$6,429	$(5,987)	$122,204

Interest rate swap contracts ("interest rate swaps")
At January 31, 2025, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	947,033	Pay	1D CETIP	6.23%	T/T	1/4/2027	$(31,123)	$(29,545)	$(60,668)
LCH	BRL	4,796,573	Pay	1D CETIP	10.59%	T/T	1/2/2026	(32,558)	(4,985)	(37,543)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	BRL	2,679,778	Pay	1D CETIP	10.17%	T/T	1/4/2027	$(42,276)	$(7,760)	$(50,036)
CME	CLP	179,373,543	Receive	1D CLICP	2.33%	6M/6M	6/5/2030	27,546	144	27,690
CME	CLP	163,946,219	Pay	1D CLICP	2.15%	6M/6M	8/24/2030	(27,680)	(1,360)	(29,040)
LCH	CLP	1,055,405,203	Pay	1D CLICP	5.36%	6M/6M	5/2/2027	238	5,315	5,553
LCH	CLP	463,419,109	Receive	1D CLICP	6.12%	6M/6M	10/24/2033	(14,174)	4,374	(9,800)
LCH	COP	699,787,443	Receive	1D IBRCOL	7.81%	3M/3M	8/8/2034	11,561	536	12,097
LCH	COP	1,070,896,166	Receive	1D IBRCOL	7.95%	3M/3M	10/15/2034	15,936	125	16,061
LCH	CZK	3,705,262	Pay	6M PRIBOR	3.70%	1Y/6M	1/13/2030	1,293	(6)	1,287
LCH	HUF	24,228,532	Pay	6M BUBOR	6.18%	1Y/6M	3/21/2029	(497)	1,888	1,391
LCH	HUF	283,499,456	Pay	6M BUBOR	6.26%	1Y/6M	12/11/2029	(5,323)	(318)	(5,641)
LCH	HUF	124,285,875	Pay	6M BUBOR	6.48%	1Y/6M	12/10/2034	(5,581)	(41)	(5,622)
LCH	KRW	2,699,862,488	Pay	3M KWCDC	2.69%	3M/3M	12/19/2026	1,897	(1,546)	351
LCH	KRW	597,772,463	Receive	3M KWCDC	2.67%	3M/3M	12/19/2034	626	354	980
CME	MXN	15,558,987	Pay	1D F-TIIE	8.58%	28D/28D	12/11/2025	(4,219)	(775)	(4,994)
LCH	MXN	5,238,072	Pay	1D F-TIIE	0.00%(a)	28D/28D	12/8/2025	(18,999)	(1,886)	(20,885)
LCH	MXN	5,238,072	Receive	28D TIIE	0.00%(a)	28D/28D	12/8/2025	19,185	1,875	21,060
LCH	MXN	8,321,392	Pay	1D F-TIIE	0.00%(a)	28D/28D	12/11/2025	(30,446)	(2,520)	(32,966)
LCH	MXN	8,321,392	Receive	28D TIIE	0.00%(a)	28D/28D	12/11/2025	30,729	2,634	33,363
LCH	MXN	9,462,643	Pay	1D F-TIIE	0.00%(a)	28D/28D	12/11/2025	(34,622)	(2,865)	(37,487)
LCH	MXN	9,462,643	Receive	28D TIIE	0.00%(a)	28D/28D	12/11/2025	34,943	2,996	37,939
LCH	MXN	7,199,364	Pay	1D F-TIIE	0.00%(a)	28D/28D	12/15/2025	(26,645)	(1,879)	(28,524)
LCH	MXN	7,199,364	Receive	28D TIIE	0.00%(a)	28D/28D	12/15/2025	26,911	1,882	28,793
LCH	MXN	19,274,407	Pay	1D F-TIIE	0.00%(a)	28D/28D	12/17/2025	(71,742)	(4,501)	(76,243)
LCH	MXN	19,274,407	Receive	28D TIIE	0.00%(a)	28D/28D	12/17/2025	72,463	4,509	76,972
LCH	MXN	17,082,356	Pay	1D F-TIIE	0.00%(a)	28D/28D	12/19/2025	(63,951)	(3,527)	(67,478)
LCH	MXN	7,986,978	Pay	1D F-TIIE	0.00%(a)	28D/28D	12/19/2025	(29,901)	(1,649)	(31,550)
LCH	MXN	8,870,529	Receive	1D F-TIIE	0.00%(a)	28D/28D	12/19/2025	33,208	1,831	35,039
LCH	MXN	17,082,356	Receive	28D TIIE	0.00%(a)	28D/28D	12/19/2025	64,553	3,525	68,078
LCH	MXN	8,870,529	Pay	28D TIIE	0.00%(a)	28D/28D	12/19/2025	(33,521)	(1,831)	(35,352)
LCH	MXN	7,986,978	Receive	28D TIIE	0.00%(a)	28D/28D	12/19/2025	30,182	1,648	31,830
LCH	MXN	12,389,989	Pay	1D F-TIIE	0.00%(a)	28D/28D	12/22/2025	(46,779)	(1,876)	(48,655)
LCH	MXN	12,389,989	Receive	28D TIIE	0.00%(a)	28D/28D	12/22/2025	47,246	2,046	49,292
LCH	MXN	18,284,249	Pay	1D F-TIIE	0.00%(a)	28D/28D	12/22/2025	(69,033)	(2,768)	(71,801)
LCH	MXN	18,284,249	Receive	28D TIIE	0.00%(a)	28D/28D	12/22/2025	69,723	3,020	72,743
LCH	MXN	4,500,000	Pay	1D F-TIIE	0.00%(a)	28D/28D	12/24/2025	(17,087)	(620)	(17,707)
LCH	MXN	4,500,000	Receive	28D TIIE	0.00%(a)	28D/28D	12/24/2025	17,254	619	17,873
LCH	MXN	13,245,849	Pay	1D F-TIIE	0.00%(a)	28D/28D	12/25/2025	(50,579)	(1,644)	(52,223)
LCH	MXN	13,245,849	Receive	28D TIIE	0.00%(a)	28D/28D	12/25/2025	51,054	1,640	52,694
LCH	MXN	25,805,274	Pay	1D F-TIIE	0.00%(a)	28D/28D	12/29/2025	(99,371)	(1,781)	(101,152)
LCH	MXN	25,805,274	Receive	28D TIIE	0.00%(a)	28D/28D	12/29/2025	100,339	1,773	102,112
LCH	MXN	9,462,643	Pay	28D TIIE	6.17%	28D/28D	3/5/2026	(13,998)	(1,197)	(15,195)
LCH	MXN	19,274,407	Pay	28D TIIE	9.26%	28D/28D	2/10/2027	5,761	(439)	5,322
LCH	MXN	13,245,849	Pay	28D TIIE	9.69%	28D/28D	5/13/2027	10,137	(92)	10,045
LCH	MXN	27,866,400	Pay	28D TIIE	9.09%	28D/28D	1/5/2028	13,510	(838)	12,672
LCH	MXN	8,321,392	Pay	28D TIIE	8.91%	28D/28D	8/17/2028	(630)	(350)	(980)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	MXN	5,238,072	Pay	28D TIIE	8.71%	28D/28D	2/26/2029	$(2,385)	$(285)	$(2,670)
LCH	MXN	17,082,356	Pay	28D TIIE	8.77%	28D/28D	3/9/2029	(6,026)	(513)	(6,539)
LCH	MXN	4,500,000	Pay	28D TIIE	8.87%	28D/28D	3/14/2029	(875)	(84)	(959)
LCH	MXN	7,199,364	Pay	28D TIIE	9.49%	28D/28D	5/28/2029	6,239	(142)	6,097
LCH	MXN	7,986,978	Pay	28D TIIE	9.17%	28D/28D	7/27/2029	2,466	(176)	2,290
LCH	MXN	18,284,249	Pay	28D TIIE	9.02%	28D/28D	7/30/2029	518	(367)	151
LCH	MXN	12,389,989	Pay	28D TIIE	9.07%	28D/28D	8/27/2029	1,298	(239)	1,059
LCH	MXN	25,805,274	Pay	28D TIIE	8.80%	28D/28D	9/3/2029	(9,919)	(251)	(10,170)
LCH	MXN	8,870,529	Receive	28D TIIE	9.77%	28D/28D	10/8/2038	(12,233)	88	(12,145)
LCH	ZAR	16,371,870	Pay	3M JIBAR	7.77%	3M/3M	1/22/2030	(44)	21	(23)
Total								$(105,401)	$(37,813)	$(143,214)

(a)	Zero coupon swap.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s  investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$40,977,231	$—	$40,977,231
Foreign Government Securities#	—	90,405,372	—	90,405,372
Short-Term Investments	—	7,582,172	—	7,582,172
Total Investments	$—	$138,964,775	$—	$138,964,775

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$179,298	$—	$—	$179,298
Liabilities	(73,423)	—	—	(73,423)
Forward FX Contracts@
Assets	—	1,077,989	—	1,077,989
Liabilities	—	(864,493)	—	(864,493)
Swaps
Assets	—	853,038	—	853,038
Liabilities	—	(874,048)	—	(874,048)
Total	$105,875	$192,486	$—	$298,361

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)
January 31, 2025

Principal Amount		Value
Asset-Backed Securities 1.0%
Other 1.0%
$1,000,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.46%), 11.76%, due 10/15/2034	$1,010,383 (a)(b)
1,000,000	Ballyrock CLO 28 Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/20/2038	1,019,478 (a)(b)
500,000	Galaxy XV CLO Ltd., Series 2013-15A, Class ER, (3 mo. USD Term SOFR + 6.91%), 11.21%, due 10/15/2030	500,512 (a)(b)
1,275,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/15/2038	1,307,837 (a)(b)
1,400,000	Palmer Square Loan Funding Ltd., Series 2022-1A, Class D, (3 mo. USD Term SOFR + 5.00%), 9.30%, due 4/15/2030	1,401,421 (a)(b)
Total Asset-Backed Securities (Cost $5,151,315)		5,239,631

Corporate Bonds 2.3%
Chemicals 0.5%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	388,062 (a)
1,305,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,294,729 (a)
690,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	674,492 (a)
2,357,283
Commercial Services 0.4%
700,000	Garda World Security Corp., 4.63%, due 2/15/2027	686,150 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,170,000	3.38%, due 8/31/2027	1,104,318 (a)
510,000	3.38%, due 8/31/2027	481,370 (c)
2,271,838
Environmental Control 0.1%
720,000	Madison IAQ LLC, 4.13%, due 6/30/2028	688,073 (a)
Forest Products & Paper 0.1%
545,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	517,205 (a)
Healthcare - Services 0.4%
700,000	LifePoint Health, Inc., 4.38%, due 2/15/2027	699,544 (a)
1,045,506	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	1,139,602 (a)(d)
1,839,146
Internet 0.1%
525,000	Cablevision Lightpath LLC, 3.88%, due 9/15/2027	495,256 (c)
Machinery - Diversified 0.2%
870,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	860,283 (a)
Media 0.0%(e)
274,000	Cumulus Media New Holdings, Inc., 8.00%, due 7/1/2029	97,270 (a)
Software 0.1%
505,175	Rackspace Finance LLC, 3.50%, due 5/15/2028	268,752 (a)
Telecommunications 0.4%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	262,863 (a)
830,000	Altice France SA, 5.50%, due 1/15/2028	671,528 (a)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$580,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	$549,389 (a)
525,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	495,385 (a)
		1,979,165
Total Corporate Bonds (Cost $11,876,446)		11,374,271

Loan Assignments(b) 94.5%
Aerospace & Defense 3.4%
1,744,615	Air Comm Corp. LLC, Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.40%, due 11/21/2031	1,748,977
1,460,000	Amentum Government Services Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 9/29/2031	1,453,430
1,351,613	Azorra Soar TLB Finance Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.86%, due 10/18/2029	1,363,439 (f)
	Brown Group Holding LLC
783,831	Term Loan B2, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 6.79% – 7.01%, due 7/1/2031	785,846 (g)
1,005,681	Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.81%, due 7/1/2031	1,008,386
1,241,709	Cobham Ultra SeniorCo SARL, Term Loan B, (6 mo. USD Term SOFR + 3.75%), 9.24%, due 8/3/2029	1,235,761
	Dynasty Acquisition Co., Inc.
1,296,756	First Lien Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 10/31/2031	1,301,178
493,244	First Lien Term Loan B2, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 10/31/2031	494,926
2,307,328	Ovation Parent, Inc., Term Loan B, (1 mo. USD Term SOFR), due 1/30/2032	2,310,212 (f)(h)(i)
	Peraton Corp.
1,389,115	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.16%, due 2/1/2028	1,297,961
444,174	Second Lien Term Loan B1, (3 mo. USD Term SOFR + 7.75%), 12.36%, due 2/1/2029	373,475
1,587,671	Propulsion (BC) Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.58%, due 9/14/2029	1,601,563
	TransDigm, Inc.
1,508,619	Term Loan J, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 2/28/2031	1,514,231
892,763	Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 1/19/2032	896,753
		17,386,138
Air Transport 0.1%
703,147	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.30%, due 4/20/2028	719,629
Auto Parts & Equipment 0.4%
472,545	BBB Industries LLC, Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.68%, due 7/25/2029	427,128
1,620,938	Dealer Tire Financial LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.31%, due 7/2/2031	1,622,283
		2,049,411
Automotive 0.9%
250,000	American Trailer World Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.16%, due 3/3/2028	222,282
2,465,000	Clarios Global LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.09%, due 1/14/2032	2,468,081
1,777,506	Wand NewCo 3, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 2.75%, 1 mo. USD Term SOFR + 3.25%), 7.06% – 7.56%, due 1/30/2031	1,777,026 (g)
		4,467,389
Building & Development 2.8%
1,541,022	Cornerstone Building Brands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.66%, due 4/12/2028	1,466,868
1,745,625	Cushman & Wakefield U.S. Borrower LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.56%, due 1/31/2030	1,755,086
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Building & Development – cont'd
$1,525,726	GYP Holdings III Corp., Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 5/12/2030	$1,527,633
1,746,225	MI Windows & Doors LLC, Term Loan B2, (1 mo. USD Term SOFR + 3.00%), 7.31%, due 3/28/2031	1,758,239
4,050,000	Quikrete Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR), due 2/10/2032	4,070,250 (h)(i)
	Tecta America Corp.
507,423	Term Loan, (1 mo. USD Term SOFR + 4.00%), 8.43%, due 4/10/2028	509,417
849,250	Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.68%, due 4/10/2028	852,588
2,019,938	White Cap Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.56%, due 10/19/2029	2,023,210
		13,963,291
Building Materials 1.2%
2,631,263	Chamberlain Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.66%, due 11/3/2028	2,643,446
667,786	Emrld Borrower LP, Term Loan B, (6 mo. USD Term SOFR + 2.50%), 6.93%, due 5/31/2030	669,529
1,127,175	EMRLD Borrower LP, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 8/4/2031	1,130,793
679,287	Oscar AcquisitionCo LLC, Term Loan B, (6 mo. USD Term SOFR + 4.25%), 8.50%, due 4/29/2029	676,861
848,750	Vector WP Holdco, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 9.43%, due 10/12/2028	836,019
		5,956,648
Business Equipment & Services 5.5%
2,187,465	Allied Universal Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.16%, due 5/12/2028	2,194,443
926,350	Anticimex International AB, Term Loan B1, (3 mo. USD Term SOFR + 3.15%), 7.72%, due 11/16/2028	931,973
2,224,725	BrightView Landscapes LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.29%, due 4/20/2029	2,226,572 (h)(i)
997,500	Brock Holdings III, Inc., Term Loan B, (3 mo. USD Term SOFR + 6.00%), 10.33%, due 5/2/2030	999,994
479,481	Cast & Crew Payroll LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.06%, due 12/29/2028	452,510
1,396,046	Constant Contact, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.56%, due 2/10/2028	1,273,892
1,145,552	Deerfield Dakota Holding LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.08%, due 4/9/2027	1,126,811
1,362,200	Element Materials Technology Group U.S. Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.08%, due 7/6/2029	1,369,692
843,594	Endure Digital, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.94%, due 2/10/2028	569,848
1,162,088	Fortress Intermediate 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.81%, due 6/27/2031	1,162,820
1,440,000	FrontDoor, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 12/19/2031	1,446,307
	Garda World Security Corp.
755,000	Term Loan B, (1 mo. USD Term SOFR), due 2/1/2029	756,132 (h)(i)
653,367	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.81%, due 2/1/2029	654,347
2,555,000	Genesys Cloud Services Holdings II LLC, Term Loan B, (1 mo. USD Term SOFR), due 1/23/2032	2,559,803 (h)(i)
1,356,300	Iron Mountain, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.31%, due 1/31/2031	1,355,283
	Legence Holdings LLC
1,869,657	Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.91%, due 12/16/2027	1,876,669
505,000	Term Loan B, (1 mo. USD Term SOFR), due 12/16/2028	506,894 (h)(i)
1,109,930	MX Holdings U.S., Inc., Term Loan B1D, (3 mo. USD Term SOFR + 2.75%), 7.32%, due 7/31/2028	1,113,626
1,885,000	Surf Holdings LLC, Term Loan, (1 mo. USD Term SOFR), due 3/5/2027	1,899,137 (h)(i)
997,791	Tempo Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 1.75%), 6.06%, due 8/31/2028	997,252
1,866,822	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 8.83%, due 11/30/2030	1,867,830
620,919	Vertiv Group Corp., Term Loan B, (1 mo. USD Term SOFR + 1.75%), 6.09%, due 3/2/2027	622,471
		27,964,306
Business Services 0.2%
1,232,300	EP Purchaser LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.09%, due 11/6/2028	1,231,536
Cable & Satellite Television 2.2%
1,624,837	Altice Financing SA, First Lien Term Loan, (6 mo. USD LIBOR + 2.75%), 7.43%, due 1/31/2026	1,551,719
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Cable & Satellite Television – cont'd
$2,060,446	Altice France SA, Term Loan B13, (3 mo. USD LIBOR + 4.00%), 8.68%, due 8/14/2026	$1,731,290
486,192	Cablevision Lightpath LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.67%, due 11/30/2027	486,070
	CSC Holdings LLC
1,772,445	Term Loan B5, (6 mo. USD LIBOR + 2.50%), 7.17%, due 4/15/2027	1,647,541
1,662,864	Term Loan B6, (1 mo. USD Term SOFR + 4.50%), 8.81%, due 1/18/2028	1,626,497 (h)(i)
1,099,425	Eagle Broadband Investments LLC, Term Loan, (3 mo. USD Term SOFR + 2.75%), 7.34%, due 11/12/2027	1,101,492
1,124,315	McGraw-Hill Global Education Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.33%, due 8/6/2031	1,134,861
514,892	Radiate Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.68%, due 9/25/2026	460,055
1,520,000	Sunrise Financing Partnership, Term Loan B, (1 mo. USD Term SOFR), due 2/17/2032	1,516,200 (f)(h)(i)
		11,255,725
Capital Markets 1.4%
	AqGen Island Holdings, Inc.
1,010,000	Term Loan B, due 8/2/2028	1,010,000 (h)(i)(j)
1,021,230	Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.31%, due 8/2/2028	1,021,230
1,585,000	BCPE Pequod Buyer, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.79%, due 11/25/2031	1,601,849
1,566,075	CPI Holdco B LLC, Term Loan, (1 mo. USD Term SOFR + 2.00%), 6.31%, due 5/19/2031	1,564,994
1,925,175	NEXUS Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.31%, due 7/31/2031	1,930,431
		7,128,504
Chemicals 2.3%
1,338,275	ECO Services Operations Corp., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.29%, due 6/12/2031	1,341,808
1,415,000	Minerals Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.31%, due 11/26/2031	1,416,769 (f)
1,324,617	Nouryon Finance BV, Term Loan B1, (6 mo. USD Term SOFR + 3.25%), 7.66%, due 4/3/2028	1,334,141
2,244,375	Olympus Water U.S. Holding Corp., Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.34%, due 6/20/2031	2,246,866
1,119,671	PEARLS (Netherlands) Bidco BV, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.31%, due 2/26/2029	1,126,322
1,817,198	PMHC II, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.69%, due 4/23/2029	1,790,704 (h)(i)
714,613	SCUR-Alpha 1503 GmbH, Term Loan B1, (3 mo. USD Term SOFR + 5.50%), 9.79%, due 3/29/2030	687,144
	Touchdown Acquirer, Inc.
510,000	Term Loan B, (3 mo. USD Term SOFR), due 2/21/2031	510,479 (h)(i)
1,351,613	Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.58%, due 2/21/2031	1,352,883
		11,807,116
Chemicals & Plastics 1.8%
1,817,429	HB Fuller Co., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.31%, due 2/15/2030	1,820,846
1,798,692	Illuminate Buyer LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.31%, due 12/31/2029	1,808,243
	Ineos U.S. Finance LLC
1,122,013	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.56%, due 2/18/2030	1,121,317
1,410,000	Term Loan B, (1 mo. USD Term SOFR), due 2/7/2031	1,408,830 (h)(i)(j)
1,689,434	SCIH Salt Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.29%, due 1/31/2029	1,696,343
1,344,604	Sparta U.S. HoldCo LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.34%, due 8/2/2030	1,354,406
		9,209,985
Clothing - Textiles 0.3%
	S&S Holdings LLC
1,050,255	Term Loan, (1 mo. USD Term SOFR + 5.00%), 9.40%, due 3/11/2028	1,049,667
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Clothing - Textiles – cont'd
$225,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 8.75%), 13.15%, due 3/9/2029	$216,563
		1,266,230
Commercial Services 1.5%
1,495,672	APi Group DE, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.31%, due 1/3/2029	1,499,067
2,753,100	Boost Newco Borrower LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 1/31/2031	2,759,295
1,464,563	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.39%, due 4/11/2029	1,229,823
2,086,000	Raven Acquisition Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.56%, due 11/19/2031	2,092,529
		7,580,714
Commercial Services & Supplies 0.9%
1,636,775	Albion Financing 3 SARL, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.80%, due 8/16/2029	1,645,990
931,771	Belfor Holdings, Inc., Term Loan B3, (1 mo. USD Term SOFR + 3.00%), 7.30%, due 11/1/2030	942,254 (f)
1,358,175	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.27%, due 2/23/2029	1,227,029
760,628	EnergySolutions LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.56%, due 9/20/2030	760,628
		4,575,901
Communication Services 0.2%
771,767	Foundational Education Group, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.30%, due 8/31/2028	746,685
Conglomerate 0.0%(e)
97,838	Bright Bidco BV, Term Loan, (3 mo. USD Term SOFR + 8.00%), 12.29%, due 10/31/2027	42,168
Construction & Engineering 0.2%
1,196,897	Archkey Solutions LLC, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 9.09%, due 10/10/2031	1,201,888
Containers & Glass Products 1.9%
1,562,150	Altium Packaging LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.81%, due 6/11/2031	1,557,276
1,338,275	Anchor Packaging, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.55%, due 7/18/2029	1,347,201
1,785,525	Berlin Packaging LLC, Term Loan B7, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 7.83% – 8.01%, due 6/7/2031	1,794,952 (g)
1,280,228	Mauser Packaging Solutions Holding Co., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.34%, due 4/15/2027	1,286,629
650,126	Spa Holdings 3 Oy, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.34%, due 2/4/2028	652,837
1,062,338	Technimark Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.55%, due 4/14/2031	1,061,010
2,035,753	Trident TPI Holdings, Inc., Term Loan B7, (6 mo. USD Term SOFR + 3.75%), 8.19%, due 9/15/2028	2,055,419
		9,755,324
Containers & Packaging 0.4%
743,099	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.14%, due 6/28/2028	715,568 (h)(i)
122,388	Mold-Rite Plastics LLC, Term Loan, (1 mo. USD Term SOFR + 1.50%), 5.91%, due 10/4/2028	106,325
1,320,025	SupplyOne, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.06%, due 4/21/2031	1,330,545
		2,152,438
Diversified Capital Markets 0.4%
1,775,550	Belron Finance 2019 LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.27%, due 10/16/2031	1,789,310
Diversified Consumer Services 0.6%
1,595,000	Fugue Finance BV, Term Loan B, (6 mo. USD Term SOFR + 3.25%), 7.51%, due 1/9/2032	1,616,931
1,580,000	TTF Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.06%, due 7/18/2031	1,574,075
		3,191,006
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services 1.7%
$1,559,289	Eisner Advisory Group LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.31%, due 2/28/2031	$1,576,831
1,805,000	GEN II Fund Services LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.08%, due 11/26/2031	1,809,513 (f)
2,383,792	Jane Street Group LLC, Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 6.40%, due 12/15/2031	2,379,740
1,548,624	LSF11 Trinity Bidco, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.30%, due 6/14/2030	1,554,431 (f)
1,517,302	Superannuation & Investments U.S. LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.18%, due 12/1/2028	1,526,785
		8,847,300
Diversified Insurance 0.9%
2,645,577	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.43%, due 10/1/2027	2,513,298
1,962,731	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.79%, due 6/20/2030	1,969,404 (h)(i)
		4,482,702
Diversified Telecommunication Services 0.2%
1,120,000	Windstream Services LLC, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 9.16%, due 10/1/2031	1,134,000
Ecological Services & Equipment 0.3%
1,275,000	ERM Emerald U.S., Inc., Term Loan, (3 mo. USD Term SOFR), due 7/12/2028	1,283,772 (h)(i)
Electric 0.3%
1,581,038	Alpha Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.06%, due 9/30/2031	1,588,547
Electric Utilities 0.3%
1,565,000	Cornerstone Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/28/2031	1,573,811 (h)(i)
Electronic Components(e) 0.2%
1,160,693	II-VI, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.31%, due 7/2/2029	1,163,954
Electronics - Electrical 7.7%
1,157,613	Ahead DB Holdings LLC, Term Loan B3, (3 mo. USD Term SOFR + 3.50%), 7.83%, due 2/1/2031	1,165,809
	Applied Systems, Inc.
850,725	First Lien Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.33%, due 2/24/2031	858,552
500,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.58%, due 2/23/2032	510,375
885,774	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.16%, due 10/8/2028	882,895
2,398,373	CommScope, Inc., Term Loan, (1 mo. USD Term SOFR + 5.50%), 9.81%, due 12/17/2029	2,448,835
1,561,088	Epicor Software Corp., Term Loan E, (1 mo. USD Term SOFR + 2.75%), 7.06%, due 5/30/2031	1,572,952
1,578,725	Flexera Software LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.35%, due 3/3/2028	1,589,761
1,504,924	Go Daddy Operating Co. LLC, Term Loan B8, (1 mo. USD Term SOFR + 1.75%), 6.06%, due 11/9/2029	1,506,369
711,707	Imagine Learning LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.81%, due 12/21/2029	711,593
1,535,974	Imprivata, Inc., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.79%, due 12/1/2027	1,545,573
1,411,369	Ingram Micro, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.08%, due 9/22/2031	1,421,954
693,065	Ivanti Software, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.82%, due 12/1/2027	508,827
	Javelin Buyer, Inc.
1,115,000	First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.69%, due 12/5/2031	1,125,035
225,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.69%, due 12/6/2032	223,875
	Maverick Bidco, Inc.
1,577,457	Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.19%, due 5/18/2028	1,578,766
245,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.19%, due 5/18/2029	238,875
1,818,486	McAfee LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.34%, due 3/1/2029	1,822,577
	MH Sub I LLC
1,223,047	Term Loan, (1 mo. USD Term SOFR + 4.25%), 8.56%, due 5/3/2028	1,207,380 (h)(i)
465,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.56%, due 2/23/2029	458,025
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Electronics - Electrical – cont'd
$1,162,715	Term Loan B4, (3 mo. USD Term SOFR + 3.25%), 7.54%, due 12/11/2031	$1,125,509 (h)(i)
672,269	Polaris Newco LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.55%, due 6/2/2028	672,753
470,000	Project Alpha Intermediate Holding, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR), due 11/22/2032	473,722 (h)(i)
2,480,000	Proofpoint, Inc., Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.31%, due 8/31/2028	2,493,566
	Rackspace Finance LLC
493,307	First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.16%, due 5/15/2028	284,115
330,826	First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.66%, due 5/15/2028	341,647
2,645,000	RealPage, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.08%, due 4/24/2028	2,659,177
388,490	Redstone Holdco 2 LP, Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.30%, due 4/27/2028	216,723
194,489	Riverbed Technology, Inc., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 7/1/2028	116,693
	Sophia LP
1,267,615	First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.31%, due 10/9/2029	1,274,346
470,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 4.75%), 9.06%, due 11/22/2032	480,871
942,853	SS&C Technologies, Inc., Term Loan B8, (1 mo. USD Term SOFR + 2.00%), 6.31%, due 5/9/2031	945,332
1,144,600	Storable, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.81%, due 4/17/2028	1,151,399
2,179,050	UKG, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 2/10/2031	2,191,144
	Vision Solutions, Inc.
856,073	Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.55%, due 4/24/2028	847,872
835,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 11.80%, due 4/23/2029	813,916
1,546,125	VS Buyer LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.05%, due 4/12/2031	1,552,897
		39,019,710
Energy Equipment & Services 0.7%
1,340,000	EMG Utica LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/24/2029	1,343,350 (f)(h)(i)
2,011,088	PG Investment Co. 59 SARL, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.33%, due 3/26/2031	2,023,295
		3,366,645
Entertainment 0.7%
1,508,600	Caesars Entertainment, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 2/6/2031	1,511,738
	Delta 2 (LUX) SARL
750,000	Term Loan B2, (3 mo. USD Term SOFR), due 9/30/2031	751,125 (h)(i)
1,500,000	Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 6.33%, due 9/30/2031	1,502,250
		3,765,113
Financial Intermediaries 3.7%
1,083,600	Apex Group Treasury LLC, Term Loan, (6 mo. USD Term SOFR + 3.75%), 9.35%, due 7/27/2028	1,089,701
	Blackstone Mortgage Trust, Inc.
720,000	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.05%, due 12/11/2028	722,700 (f)
492,474	Term Loan B4, (1 mo. USD Term SOFR + 3.50%), 7.81%, due 5/9/2029	493,090
1,551,424	Citco Funding LLC, Term Loan B, (6 mo. USD Term SOFR + 2.75%), 7.31%, due 4/27/2028	1,566,659
	Edelman Financial Center LLC
1,389,309	Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.31%, due 4/7/2028	1,399,326
450,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.56%, due 10/6/2028	455,485
972,688	FinCo I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 6/27/2029	977,142
	Focus Financial Partners LLC
2,031,782	Term Loan B8, (1 mo. USD Term SOFR + 3.25%), 7.56%, due 9/15/2031	2,033,062
218,218	Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.56%, due 9/15/2031	218,356
1,747,531	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.04%, due 4/29/2029	1,537,285
1,650,000	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 11/21/2031	1,657,227
1,492,148	Harbourvest Partners LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.58%, due 4/18/2030	1,492,148 (f)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Financial Intermediaries – cont'd
$1,042,388	OEG Borrower LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.85%, due 6/30/2031	$1,041,085
2,329,163	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.31%, due 7/31/2031	2,341,530
1,600,540	Starwood Property Trust, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 11/18/2027	1,602,541
		18,627,337
Food & Staples Retailing 0.4%
1,421,818	Cardenas Markets, Inc., Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.18%, due 8/1/2029	1,259,376
660,625	Northeast Grocery, Inc., Term Loan B, (3 mo. USD Term SOFR + 7.50%), 12.02%, due 12/13/2028	661,946
		1,921,322
Food Products 0.8%
1,561,032	Nomad Foods U.S. LLC, Term Loan B5, (6 mo. USD Term SOFR + 2.50%), 6.97%, due 11/12/2029	1,569,493
1,000,000	Solina Bidco, Term Loan B, (1 mo. USD Term SOFR), due 3/7/2029	1,004,580 (h)(i)
1,530,000	UTZ Quality Foods LLC, Term Loan B, (1 mo. USD Term SOFR), due 1/23/2032	1,534,070 (h)(i)
		4,108,143
Food Service 0.4%
1,990,000	Aramark Services, Inc., Term Loan B, (1 mo. USD Term SOFR), due 6/22/2030	1,997,960 (h)(i)(j)
Forest Products & Paper 0.3%
1,335,000	Glatfelter Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.76%, due 11/4/2031	1,341,675
Health Care 7.8%
1,741,826	ADMI Corp., Term Loan B2, (1 mo. USD Term SOFR + 3.38%), 7.80%, due 12/23/2027	1,722,231 (f)
1,548,241	Agiliti Health, Inc., Term Loan, (3 mo. USD Term SOFR + 3.00%, 6 mo. USD Term SOFR + 3.00%), 7.26% – 7.31%, due 5/1/2030	1,523,082 (g)
	Athenahealth Group, Inc.
765,000	Term Loan B, due 2/15/2029	765,237 (h)(i)
2,667,145	Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.31%, due 2/15/2029	2,667,972
1,527,335	Auris Luxembourg III SARL, Term Loan B4, (6 mo. USD Term SOFR + 3.75%), 8.18%, due 2/28/2029	1,547,694
	Aveanna Healthcare LLC
1,998,467	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.36%, due 7/17/2028	1,975,245
770,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 11.66%, due 12/10/2029	739,200
	Bausch & Lomb Corp.
1,164,031	Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.66%, due 5/10/2027	1,169,234
790,968	Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.33%, due 9/29/2028	797,398
	Bella Holding Co. LLC
765,000	Term Loan, (1 mo. USD Term SOFR), due 5/10/2028	769,253 (h)(i)
1,203,779	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.16%, due 5/10/2028	1,210,472
1,702,800	CHG Healthcare Services, Inc., Term Loan B2, (3 mo. USD Term SOFR + 3.50%), 8.28%, due 9/29/2028	1,714,515
1,816,300	Ensemble RCM LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.29%, due 8/1/2029	1,830,485
2,080,000	Grifols Worldwide Operations USA, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.46%, due 11/15/2027	2,067,520
1,340,000	Life Time Fitness, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 11/5/2031	1,345,360
679,082	LifePoint Health, Inc., First Lien Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.05%, due 5/17/2031	676,196
896,588	Medical Solutions Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.89%, due 11/1/2028	629,109
2,396,727	Medline Borrower, LP, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 10/23/2028	2,407,057
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care – cont'd
	National Mentor Holdings, Inc.
$1,502,997	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 8.16% – 8.18%, due 3/2/2028	$1,484,555 (g)
46,075	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 8.18%, due 3/2/2028	45,509
410,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 11.68%, due 3/2/2029	387,450
1,688,926	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.81%, due 11/15/2028	1,695,563
1,920,350	Phoenix Guarantor, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.81%, due 2/21/2031	1,927,148
1,405,000	Select Medical Corp., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.33%, due 12/3/2031	1,409,103
115,343	Sound Inpatient Physicians, Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.34%, due 6/28/2029	82,182
2,025,000	Southern Veterinary Partners LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.71%, due 12/4/2031	2,038,932
1,619,822	Summit Behavioral Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.76%, due 11/24/2028	1,457,840
776,408	Team Health Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.54%, due 3/2/2027	753,286
	Team Services Group
1,270,000	Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.54%, due 12/20/2027	1,270,000
842,635	Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.55%, due 12/20/2027	842,113
75,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 9.00%), 13.55%, due 12/18/2028	73,875 (f)
713,994	Waystar Technologies, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 10/22/2029	716,371
		39,741,187
Health Care Equipment & Supplies 0.5%
992,513	Sharp Services LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.58%, due 12/31/2028	997,475
1,360,000	Viant Medical Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.31%, due 10/29/2031	1,377,340
		2,374,815
Health Care Providers & Services 1.3%
1,406,133	AEA International Holdings (Lux) SARL, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.08%, due 9/7/2028	1,409,648 (f)
1,391,513	Concentra Health Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 7/28/2031	1,393,252 (f)
1,408,631	Hanger, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.81%, due 10/23/2031	1,421,957
1,060,600	Help At Home, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 9.31%, due 9/24/2031	1,063,697
1,328,333	Outcomes Group Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.56%, due 5/6/2031	1,342,998
		6,631,552
Health Care Technology 1.0%
2,789,160	Cotiviti Corp., Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.09%, due 5/1/2031	2,806,592
2,235,000	Zelis Payments Buyer, Inc., Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.56%, due 11/26/2031	2,243,381
		5,049,973
Health Insurance 0.6%
3,060,000	AmWINS Group, Inc., Term Loan B, (1 mo. USD Term SOFR), due 1/23/2032	3,065,355 (h)(i)
Home Furnishings 0.1%
473,562	Weber-Stephen Products LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.68%, due 10/30/2027	471,710
Hotels, Restaurants & Leisure 0.9%
1,515,000	Catawba Nation Gaming Authority, Term Loan B, (1 mo. USD Term SOFR), due 12/16/2031	1,525,105 (h)(i)
1,685,000	GBT US III LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 7/25/2031	1,689,213
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Hotels, Restaurants & Leisure – cont'd
$1,260,000	Jack Ohio Finance LLC, Term Loan B, (1 mo. USD Term SOFR), due 1/28/2032	$1,266,300 (h)(i)
		4,480,618
Household Durables 0.7%
2,465,000	Hunter Douglas, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 1/20/2032	2,475,279
1,127,175	Madison Safety & Flow LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.56%, due 9/26/2031	1,135,279
		3,610,558
Independent Power & Renewable Electricity Producers 0.5%
1,321,650	Hamilton Projects Acquiror LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.31%, due 5/22/2031	1,331,007
944,266	Oregon Clean Energy LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.79%, due 7/12/2030	949,828
		2,280,835
Industrial Equipment 3.3%
2,029,800	BCPE Empire Holdings, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.81%, due 12/11/2028	2,042,710
786,228	Columbus McKinnon Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 5/14/2028	790,159 (f)
1,559,289	Crosby U.S. Acquisition Corp., First Lien Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.81%, due 8/16/2029	1,572,606
	Engineered Machinery Holdings, Inc.
1,232,362	Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.34%, due 5/19/2028	1,239,078
560,792	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.59%, due 5/21/2029	561,072
	Fluid-Flow Products, Inc.
1,096,712	Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.18%, due 3/31/2028	1,102,196
550,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.75%), 11.18%, due 3/30/2029	539,000 (f)
	Gates Global LLC
1,192,774	Term Loan B4, (1 mo. USD Term SOFR + 1.75%), 6.06%, due 11/16/2029	1,194,015
693,263	Term Loan B5, (1 mo. USD Term SOFR + 1.75%), 6.06%, due 6/4/2031	693,796
1,341,549	Groupe Solmax, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 9.17% – 9.34%, due 5/29/2028	1,233,595 (g)
1,525,000	Madison IAQ LLC, Term Loan, (6 mo. USD Term SOFR + 2.50%), 6.76%, due 6/21/2028	1,527,288
1,098,848	Star U.S. Bidco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.06%, due 3/17/2027	1,103,309
1,309,539	TK Elevator U.S. Newco, Inc., Term Loan B, (6 mo. USD Term SOFR + 3.50%), 7.74%, due 4/30/2030	1,318,679
1,810,900	WEC U.S. Holdings Ltd., Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.59%, due 1/27/2031	1,815,572
		16,733,075
Insurance 0.9%
1,805,925	OneDigital Borrower LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 7/2/2031	1,808,652
1,572,298	Truist Insurance Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.08%, due 5/6/2031	1,574,264
1,125,806	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 6.58%, due 9/29/2030	1,125,491
		4,508,407
Internet 0.3%
1,275,638	WatchGuard Technologies, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.56%, due 7/2/2029	1,263,277
IT Consulting & Other Services 0.2%
1,188,760	World Wide Technology Holding Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.55%, due 3/1/2030	1,197,676 (f)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Leisure Goods - Activities - Movies 1.4%
$1,805,000	Creative Artists Agency LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.06%, due 10/1/2031	$1,809,765
1,578,105	Motion Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.83%, due 11/12/2029	1,555,838
1,635,900	SeaWorld Parks & Entertainment, Inc., Term Loan B3, (1 mo. USD Term SOFR + 2.00%), 6.31%, due 12/4/2031	1,634,362
2,100,000	UFC Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.77%, due 11/21/2031	2,110,941
		7,110,906
Life Sciences Tools & Services 0.3%
1,360,074	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.33%, due 9/27/2030	1,341,754
Lodging & Casinos 1.6%
	Allwyn Entertainment Financing U.S. LLC
765,000	Term Loan B, (1 mo. USD Term SOFR), due 6/2/2031	764,870 (h)(i)
1,119,382	Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.54%, due 6/2/2031	1,119,192
	Alterra Mountain Co.
1,103,858	Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.06%, due 8/17/2028	1,110,073
658,362	Term Loan B7, (1 mo. USD Term SOFR + 3.00%), 7.31%, due 5/31/2030	662,477
1,300,200	Golden Entertainment, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 5/28/2030	1,300,200
1,429,534	GVC Holdings (Gibraltar) Ltd., Term Loan B3, (3 mo. USD Term SOFR + 2.75%), 7.08%, due 10/31/2029	1,435,910
1,631,012	Scientific Games Holdings LP, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 4/4/2029	1,636,167
		8,028,889
Machinery 0.6%
1,675,000	Barnes Group, Inc., Term Loan B, (1 mo. USD Term SOFR), due 12/10/2031	1,678,350 (h)(i)
1,340,000	Cube Industrials Buyer, Inc., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.79%, due 10/17/2031	1,347,115
		3,025,465
Machinery Diversified 0.3%
1,669,372	Chart Industries, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.81%, due 3/15/2030	1,675,633
Media 0.5%
2,600,000	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 6.56%, due 12/15/2031	2,596,750
Metals & Mining 0.5%
1,283,815	Arsenal AIC Parent LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.56%, due 8/18/2030	1,288,308
1,108,813	Trulite Holding Corp., Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.31%, due 3/1/2030	1,106,041 (f)
		2,394,349
Nonferrous Metals - Minerals 0.3%
1,564,578	Covia Holdings Corp., Term Loan, (1 mo. USD Term SOFR + 4.00%), 8.43%, due 7/31/2026	1,561,323
Oil & Gas 4.1%
	AL GCX Fund VIII Holdings LLC
1,265,000	Term Loan, due 5/17/2029	1,265,000 (h)(i)(j)
1,280,000	Term Loan B, (1 mo. USD Term SOFR), due 1/27/2032	1,278,400 (h)(i)
1,773,539	AL NGPL Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.79%, due 4/13/2028	1,780,190
1,336,271	BANGL LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 8.81%, due 2/1/2029	1,344,209
1,541,736	BCP Renaissance Parent LLC, Term Loan B3, (3 mo. USD Term SOFR + 3.00%), 7.33%, due 10/31/2028	1,554,902
1,077,385	Brazos Delaware II LLC, Term Loan B, (6 mo. USD Term SOFR + 3.50%), 8.25%, due 2/11/2030	1,086,306
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
$878,374	Buckeye Partners LP, Term Loan B2, (1 mo. USD Term SOFR + 1.75%), 6.06%, due 11/22/2030	$879,560
2,019,661	CQP Holdco LP, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.33%, due 12/31/2030	2,022,873
1,221,382	Freeport LNG Investments, LLLP, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.54%, due 12/21/2028	1,223,165
2,323,582	Oryx Midstream Services Permian Basin LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.55%, due 10/5/2028	2,331,575
1,191,928	Prairie ECI Acquiror LP, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.56%, due 8/1/2029	1,202,107
1,907,402	Traverse Midstream Partners LLC, Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.29%, due 2/16/2028	1,916,939
	Waterbridge Midstream Operating LLC
1,341,638	Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.52%, due 5/10/2029	1,356,731
1,576,050	First Lien Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.08%, due 6/27/2029	1,575,829
		20,817,786
Oil & Gas Services 0.4%
2,044,875	Star Holding LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 4.50%), 8.81%, due 7/31/2031	2,040,499
Oil & Gas Storage & Transportation 0.3%
1,333,770	Whitewater Whistler Holdings LLC, Term Loan, (3 mo. USD Term SOFR + 1.75%), 6.13%, due 2/15/2030	1,328,768
Oil, Gas & Consumable Fuels 1.5%
1,577,075	Epic Y-Grade Services LP, Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.04%, due 6/29/2029	1,579,914
1,824,004	GIP Pilot Acquisition Partners LP, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.30%, due 10/4/2030	1,830,844
1,349,800	NGL Energy Partners LP, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.06%, due 2/3/2031	1,355,105
1,205,000	NGP XI Midstream Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.83%, due 7/25/2031	1,215,544 (f)
1,585,000	Rockpoint Gas Storage Partners LP, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.99%, due 9/18/2031	1,592,925
		7,574,332
Packaging 0.6%
1,909,579	Pactiv Evergreen Group Holdings, Inc., Term Loan B4, (1 mo. USD Term SOFR + 2.50%), 6.81%, due 9/24/2028	1,915,155
955,573	Ring Container Technologies Group LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.06%, due 8/12/2028	958,918
		2,874,073
Pipelines 0.3%
1,491,129	New Fortress Energy, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.29%, due 10/27/2028	1,482,122
Professional Services 2.6%
1,211,963	AAL Delaware Holdco, Inc., Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.06%, due 7/30/2031	1,218,398
1,243,667	Amspec Parent LLC, Term Loan, (3 mo. USD Term SOFR + 4.25%), 8.58%, due 12/22/2031	1,248,330 (f)
1,000,000	Corporation Service Co., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.30%, due 11/2/2029	1,001,040
2,411,775	Dun & Bradstreet Corp., Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 1/18/2029	2,415,176
2,570,000	Endeavor Group Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR), due 1/27/2032	2,573,213 (h)(i)
1,585,000	First Advantage Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.56%, due 10/31/2031	1,598,377
1,387,438	Genuine Financial Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 4.00%), 8.31%, due 9/27/2030	1,394,153
1,598,690	Ryan LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.81%, due 11/14/2030	1,602,686
		13,051,373
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Property & Casualty Insurance 0.8%
$2,029,913	Alliant Holdings Intermediate LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.75%), 7.05%, due 9/19/2031	$2,035,758
2,223,825	Broadstreet Partners, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.00%), 7.31%, due 6/13/2031	2,234,077
		4,269,835
Publishing 0.7%
	Ascend Learning LLC
510,000	Term Loan B, (1 mo. USD Term SOFR), due 12/11/2028	509,123 (h)(i)
1,195,637	Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.91%, due 12/11/2028	1,193,581
449,040	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.75%), 10.16%, due 12/10/2029	447,019
1,313,400	Cengage Learning, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 7.80% – 8.01%, due 3/24/2031	1,319,336 (g)
		3,469,059
Radio & Television 0.1%
735,933	Sinclair Television Group, Inc., Term Loan B2B, (1 mo. USD Term SOFR + 2.50%), 6.93%, due 9/30/2026	734,402
Real Estate Investment Trusts 0.2%
828,599	RHP Hotel Properties LP, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.31%, due 5/18/2030	829,635
Real Estate Management & Development 0.3%
1,708,461	Greystar Real Estate Partners LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 8/21/2030	1,706,326 (f)
Retail 0.1%
262,800	LIDS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 5.50%), 10.00%, due 12/14/2026	259,515 (f)
Retailers (except food & drug) 1.9%
	CNT Holdings I Corp.
1,795,274	Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.79%, due 11/8/2027	1,798,272
1,775,000	Term Loan, (3 mo. USD Term SOFR), due 11/8/2032	1,777,964 (h)(i)
3,000,000	Great Outdoors Group LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 1/16/2032	3,017,490
2,203,350	Peer Holding III BV, Term Loan B4, (3 mo. USD Term SOFR + 3.25%), 7.58%, due 10/28/2030	2,213,441
989,993	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.84%, due 3/3/2028	949,820
		9,756,987
Software 2.1%
1,750,000	CCC Intelligent Solutions, Inc., Term Loan, (1 mo. USD Term SOFR), due 1/23/2032	1,754,375 (h)(i)
1,310,383	Central Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.58%, due 7/6/2029	1,249,555
995,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 10.41%, due 10/8/2029	965,150
1,845,238	ConnectWise LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.09%, due 9/29/2028	1,858,155
	Darktrace PLC
1,410,000	First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.54%, due 10/9/2031	1,410,507
470,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.54%, due 10/9/2032	464,882
	Instructure Holdings, Inc.
1,580,000	Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.52%, due 11/13/2031	1,587,015
450,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.52%, due 11/12/2032	458,721
1,093,728	Project Leopard Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.64%, due 7/20/2029	993,925 (h)(i)
		10,742,285
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Specialty Retail 0.2%
$866,649	Tailored Brands, Inc., Term Loan, (3 mo. USD Term SOFR + 6.50%), 11.06%, due 2/26/2029	$863,035
Surface Transport 0.7%
	Hertz Corp.
280,451	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.93%, due 6/30/2028	252,289
54,771	Term Loan C, (1 mo. USD Term SOFR + 3.50%), 7.93%, due 6/30/2028	49,271
1,382,553	ITT Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.06%, due 10/11/2030	1,389,465
1,806,373	Kenan Advantage Group, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 7.56%, due 1/25/2029	1,803,663
		3,494,688
Telecommunications 2.2%
1,461,292	Consolidated Communications, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.93%, due 10/2/2027	1,452,568
1,351,613	Frontier Communications Corp., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.80%, due 7/1/2031	1,357,249
	GTT Communications, Inc.
311,929	Term Loan, (1 mo. USD Term SOFR + 1.00%), 5.41%, due 12/30/2027	303,547
274,765	Term Loan, (3 mo. USD Term SOFR + 9.10%), 13.43%, due 6/30/2028	211,912
	Level 3 Financing, Inc.
1,477,460	Term Loan B1, (1 mo. USD Term SOFR + 6.56%), 10.87%, due 4/15/2029	1,495,928
730,000	Term Loan B2, (1 mo. USD Term SOFR + 6.56%), 10.87%, due 4/15/2030	737,950
	Lumen Technologies, Inc.
540,710	Term Loan A, (1 mo. USD Term SOFR + 6.00%), 10.31%, due 6/1/2028	540,515
784,445	Term Loan B1, (1 mo. USD Term SOFR + 2.35%), 6.78%, due 4/15/2029	734,170 (h)(i)
1,108,303	Term Loan B2, (1 mo. USD Term SOFR + 2.35%), 6.78%, due 4/15/2030	1,032,108 (h)(i)
330,000	Telesat Canada, Term Loan B5, (3 mo. USD Term SOFR + 2.75%), 7.53%, due 12/7/2026	193,215
	Zayo Group Holdings, Inc.
2,025,875	Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.43%, due 3/9/2027	1,947,008 (h)(i)
1,046,395	Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.56%, due 3/9/2027	1,012,712
		11,018,882
Trading Companies & Distributors 1.3%
1,333,300	Barentz International BV, Term Loan B2, (3 mo. USD Term SOFR + 4.00%), 8.43%, due 3/3/2031	1,343,300
1,731,913	CD&R Hydra Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.41%, due 3/25/2031	1,739,706
562,227	Fastlane Parent Co., Inc., Term Loan B, (1 mo. USD Term SOFR + 4.50%), 8.81%, due 9/29/2028	522,404
1,796,425	Foundation Building Materials Holding Co. LLC, Term Loan B2, (3 mo. USD Term SOFR + 4.00%), 8.55%, due 1/29/2031	1,763,497
1,341,638	Johnstone Supply LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.80%, due 6/9/2031	1,345,166
		6,714,073
Transportation 0.4%
875,250	ASP Dream Acquisition Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.66%, due 12/15/2028	875,250 (f)
1,382,728	Worldwide Express Operations LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.33%, due 7/26/2028	1,389,642
		2,264,892
Transportation Infrastructure 0.2%
1,109,688	Radar Bidco SARL, Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.04%, due 4/4/2031	1,119,397
Utilities 2.7%
1,704,067	Artera Services LLC, Term Loan, (3 mo. USD Term SOFR + 4.50%), 8.83%, due 2/15/2031	1,689,804 (h)(i)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Utilities – cont'd
$907,168	Carroll County Energy LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.58%, due 6/30/2031	$913,409
891,043	Compass Power Generation LLC, Term Loan B3, (1 mo. USD Term SOFR + 3.75%), 8.06%, due 4/14/2029	895,499
1,093,401	Eastern Power LLC, Term Loan B, (1 mo. USD Term SOFR + 5.25%), 9.56%, due 4/3/2028	1,094,178
1,417,692	Edgewater Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.56%, due 8/1/2030	1,429,658
1,562,150	EFS Cogen Holdings I LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.81%, due 10/3/2031	1,569,398
	Lightstone Holdco LLC
2,464,689	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.04%, due 1/29/2027	2,489,040
139,331	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 10.04%, due 1/29/2027	140,707
1,574,049	Nautilus Power LLC, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.84%, due 11/16/2026	1,571,105
	Revere Power LLC
921,911	Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.73%, due 3/27/2026	917,302
81,330	Term Loan C, (3 mo. USD Term SOFR + 4.25%), 8.73%, due 3/27/2026	80,923
881,434	Talen Energy Supply LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 7.02%, due 5/17/2030	883,823
		13,674,846
Total Loan Assignments (Cost $477,571,081)		478,894,250
Number of Shares

Common Stocks 0.2%
Business Equipment & Services 0.1%
44,476	Brock Holdings III, Inc.	536,381 *#(f)(j)
Commercial Services 0.1%
45,996	Envision Healthcare Corp.	528,954 *
170,703	Sound Physicians Holdings LLC Class A(k)	0 *#(f)(j)
7,642	Sound Physicians Holdings LLC Class A2 (k)	0 *#(f)(j)
		528,954
IT Services 0.0%(e)
4,020	Riverbed Technology, Inc.	40 *(f)
Total Common Stocks (Cost $1,029,077)		1,065,375
Exchange-Traded Funds 1.9%
233,257	SPDR Blackstone Senior Loan ETF (Cost $9,772,410)	9,787,464
Short-Term Investments 8.4%
Investment Companies 8.4%
42,743,450	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(l) (Cost $42,743,450)	42,743,450
Total Investments 108.3% (Cost $548,143,779)		549,104,441
Liabilities Less Other Assets (8.3)%		(42,236,291)(m)
Net Assets 100.0%		$506,868,150

*	Non-income producing security.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $15,637,276, which represents 3.1% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2025 and changes periodically.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $976,626, which represents 0.2% of net assets of the
Fund.

(d)	Payment-in-kind (PIK) security.
(e)	Represents less than 0.05% of net assets of the Fund.
(f)	Value determined using significant unobservable inputs.
(g)	The stated interest rates represent the range of rates at January 31, 2025 of the underlying contracts within the Loan Assignment.
(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	All or a portion of this security had not settled as of January 31, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(j)
Security fair valued as of January 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2025 amounted to $6,218,171, which represents
1.2% of net assets of the Fund.

(k)	Security represented in Units.
(l)	Represents 7-day effective yield as of January 31, 2025.
(m)	As of January 31, 2025, the value of unfunded loan commitments was $1,026,974 for the Fund (see Notes to Schedule of Investments).
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $536,381, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2025	Fair Value Percentage of Net Assets as of 1/31/2025
Brock Holdings III, Inc.	1/22/2024	$536,582	$536,381	0.1%
Sound Physicians Holdings LLC	5/31/2024	—	—	0.0%
Sound Physicians Holdings LLC	5/31/2024	—	—	0.0%
Total		$536,582	$536,381	0.1%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s  investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3 (a)	Total
Investments:
Asset-Backed Securities#	$—	$5,239,631	$—	$5,239,631
Corporate Bonds#	—	11,374,271	—	11,374,271
Loan Assignments
Aerospace & Defense	—	13,712,487	3,673,651	17,386,138
Cable & Satellite Television	—	9,739,525	1,516,200	11,255,725
Chemicals	—	10,390,347	1,416,769	11,807,116
Commercial Services & Supplies	—	3,633,647	942,254	4,575,901
Diversified Financial Services	—	5,483,356	3,363,944	8,847,300
Energy Equipment & Services	—	2,023,295	1,343,350	3,366,645
Financial Intermediaries	—	16,412,489	2,214,848	18,627,337
Health Care	—	37,945,081	1,796,106	39,741,187
Health Care Providers & Services	—	3,828,652	2,802,900	6,631,552
Industrial Equipment	—	15,403,916	1,329,159	16,733,075
IT Consulting & Other Services	—	—	1,197,676	1,197,676
Metals & Mining	—	1,288,308	1,106,041	2,394,349
Oil, Gas & Consumable Fuels	—	6,358,788	1,215,544	7,574,332
Professional Services	—	11,803,043	1,248,330	13,051,373
Real Estate Management & Development	—	—	1,706,326	1,706,326
Retail	—	—	259,515	259,515
Transportation	—	1,389,642	875,250	2,264,892
Other Loan Assignments#	—	311,473,811	—	311,473,811
Total Loan Assignments	—	450,886,387	28,007,863	478,894,250
Common Stocks
Business Equipment & Services	—	—	536,381	536,381
Commercial Services	—	528,954	—	528,954
IT Services	—	—	40	40
Total Common Stocks	—	528,954	536,421	1,065,375
Exchange-Traded Funds	9,787,464	—	—	9,787,464
Short-Term Investments	—	42,743,450	—	42,743,450
Total Investments	$9,787,464	$510,772,693	$28,544,284	$549,104,441

#	The Schedule of Investments provides information on the industry or sector categorization.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2025
Investments in Securities:
Loan Assignments(1)(2)	$15,572	$7	$(21)	$179	$14,341	$(1,689)	$6,354	$(6,736)	$28,007	$166
Common Stocks(1)(3)	537	—	—	—	—	—	—	—	537	—
Total	$16,109	$7	$(21)	$179	$14,341	$(1,689)	$6,354	$(6,736)	$28,544	$166
(1) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.
(2) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(3) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$536,381	Market Approach	Transaction Price	$12.06	$12.06	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)
January 31, 2025

Principal Amount		Value
Asset-Backed Securities 1.2%
Other 1.2%
$1,000,000	Ballyrock CLO 28 Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/20/2038	$1,019,478 (a)(b)
1,500,000	Ballyrock CLO Ltd., Series 2020-2A, Class CR, (3 mo. USD Term SOFR + 3.21%), 7.50%, due 10/20/2031	1,508,314 (a)(b)
500,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 10.88%, due 4/20/2037	515,103 (a)(b)
2,000,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/15/2038	2,051,509 (a)(b)
1,400,000	Symphony CLO 42 Ltd., Series 2024-42A, Class E, (3 mo. USD Term SOFR + 6.75%), 11.05%, due 4/17/2037	1,453,038 (a)(b)
1,000,000	Symphony CLO 44 Ltd., Series 2024-44A, Class D, (3 mo. USD Term SOFR + 3.20%), 7.49%, due 7/14/2037	1,026,333 (a)(b)

Total Asset-Backed Securities (Cost $7,401,450)		7,573,775
Corporate Bonds 91.6%
Advertising 0.5%
Clear Channel Outdoor Holdings, Inc.
630,000	5.13%, due 8/15/2027	613,694 (a)
415,000	7.75%, due 4/15/2028	384,694 (a)
665,000	9.00%, due 9/15/2028	699,121 (a)
740,000	7.88%, due 4/1/2030	765,785 (a)
565,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	481,650 (a)
2,944,944
Aerospace & Defense 2.2%
865,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	884,290 (a)
Bombardier, Inc.
615,000	6.00%, due 2/15/2028	613,749 (a)
595,000	8.75%, due 11/15/2030	640,665 (a)
1,050,000	7.25%, due 7/1/2031	1,084,208 (a)
275,000	7.00%, due 6/1/2032	280,421 (a)
1,950,000	Goat Holdco LLC, 6.75%, due 2/1/2032	1,943,467 (a)
TransDigm, Inc.
535,000	5.50%, due 11/15/2027	529,840
2,980,000	6.75%, due 8/15/2028	3,032,803 (a)
1,115,000	6.38%, due 3/1/2029	1,126,173 (a)
1,795,000	6.88%, due 12/15/2030	1,838,645 (a)
1,255,000	6.63%, due 3/1/2032	1,276,424 (a)
85,000	6.00%, due 1/15/2033	83,876 (a)
13,334,561
Airlines 1.3%
610,000	Air Canada, 3.88%, due 8/15/2026	594,587 (a)
2,215,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	2,209,585 (a)
265,000	Latam Airlines Group SA, 13.38%, due 10/15/2029	301,561 (a)
United Airlines, Inc.
2,385,000	4.38%, due 4/15/2026	2,350,512 (a)
950,000	4.63%, due 4/15/2029	912,019 (a)
1,630,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 2/1/2030	1,493,773 (a)
7,862,037
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Apparel 0.4%
$400,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	$416,590 (a)
1,425,000	VF Corp., 2.95%, due 4/23/2030	1,244,142
830,000	William Carter Co., 5.63%, due 3/15/2027	826,247 (a)
2,486,979
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd.
440,000	4.88%, due 8/15/2026	439,454 (a)
810,000	8.25%, due 4/15/2031	840,059 (a)
895,000	7.50%, due 2/15/2033	906,929 (a)
1,050,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	855,698 (a)
Goodyear Tire & Rubber Co.
440,000	5.00%, due 5/31/2026	436,124
1,140,000	5.00%, due 7/15/2029	1,063,519
2,030,000	5.25%, due 7/15/2031	1,860,582
350,000	5.63%, due 4/30/2033	315,265
IHO Verwaltungs GmbH
755,000	6.38% Cash/7.13% PIK, due 5/15/2029	739,751 (a)(c)
270,000	7.75%, due 11/15/2030	270,732 (a)
370,000	8.00% Cash/8.75% PIK, due 11/15/2032	369,330 (a)(c)
ZF North America Capital, Inc.
600,000	6.88%, due 4/14/2028	604,472 (a)
460,000	6.75%, due 4/23/2030	452,004 (a)
9,153,919
Banks 0.1%
495,000	Freedom Mortgage Corp., 6.63%, due 1/15/2027	497,013 (a)
Building Materials 3.2%
Builders FirstSource, Inc.
395,000	5.00%, due 3/1/2030	378,246 (a)
930,000	6.38%, due 3/1/2034	935,386 (a)
920,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	903,634 (a)
Cornerstone Building Brands, Inc.
505,000	6.13%, due 1/15/2029	408,649 (a)
720,000	9.50%, due 8/15/2029	718,628 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,255,000	6.63%, due 12/15/2030	1,269,409 (a)
715,000	6.75%, due 7/15/2031	727,034 (a)
Jeld-Wen, Inc.
1,605,000	4.88%, due 12/15/2027	1,545,531 (a)
1,050,000	7.00%, due 9/1/2032	1,000,781 (a)
1,320,000	Knife River Corp., 7.75%, due 5/1/2031	1,379,767 (a)
1,210,000	Masterbrand, Inc., 7.00%, due 7/15/2032	1,237,016 (a)
795,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	804,592 (a)
1,170,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,113,748 (a)
1,220,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	1,183,922 (a)
Quikrete Holdings, Inc.
3,295,000	6.38%, due 3/1/2032	3,303,205 (a)(d)
1,180,000	6.75%, due 3/1/2033	1,182,950 (a)(d)
1,120,000	Standard Building Solutions, Inc., 6.50%, due 8/15/2032	1,131,114 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Building Materials – cont'd
$755,000	Standard Industries, Inc., 4.38%, due 7/15/2030	$701,191 (a)
19,924,803
Chemicals 3.6%
Ashland, Inc.
717,000	3.38%, due 9/1/2031	616,340 (a)
595,000	6.88%, due 5/15/2043	617,434
Avient Corp.
1,385,000	7.13%, due 8/1/2030	1,421,712 (a)
515,000	6.25%, due 11/1/2031	513,983 (a)
580,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	604,031 (a)
Celanese U.S. Holdings LLC
625,000	6.60%, due 11/15/2028	643,052
615,000	6.80%, due 11/15/2030	639,081
440,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	452,831 (a)
INEOS Finance PLC
1,330,000	6.75%, due 5/15/2028	1,340,554 (a)
470,000	7.50%, due 4/15/2029	479,290 (a)
NOVA Chemicals Corp.
955,000	5.25%, due 6/1/2027	938,441 (a)
830,000	8.50%, due 11/15/2028	881,534 (a)
Olympus Water U.S. Holding Corp.
740,000	7.13%, due 10/1/2027	750,627 (a)
510,000	4.25%, due 10/1/2028	483,453 (a)
1,105,000	9.75%, due 11/15/2028	1,169,883 (a)
1,510,000	6.25%, due 10/1/2029	1,451,771 (a)
365,000	7.25%, due 6/15/2031	371,616 (a)
SCIH Salt Holdings, Inc.
960,000	4.88%, due 5/1/2028	931,350 (a)
640,000	6.63%, due 5/1/2029	620,608 (a)
1,455,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,443,549 (a)
1,240,000	Tronox, Inc., 4.63%, due 3/15/2029	1,123,007 (a)
1,605,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	1,467,968 (a)
WR Grace Holdings LLC
635,000	4.88%, due 6/15/2027	620,728 (a)
1,410,000	5.63%, due 8/15/2029	1,317,767 (a)
1,170,000	7.38%, due 3/1/2031	1,207,044 (a)
22,107,654
Commercial Services 4.7%
690,000	ADT Security Corp., 4.88%, due 7/15/2032	642,001 (a)
2,310,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	2,368,427 (a)
2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	2,086,467 (a)
2,410,000	Block, Inc., 6.50%, due 5/15/2032	2,463,283 (a)
2,170,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	2,271,734 (a)
915,000	Champions Financing, Inc., 8.75%, due 2/15/2029	873,887 (a)
1,110,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	1,169,780 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Services – cont'd
Garda World Security Corp.
$210,000	7.75%, due 2/15/2028	$217,797 (a)
780,000	6.00%, due 6/1/2029	751,311 (a)
1,210,000	8.25%, due 8/1/2032	1,244,613 (a)
785,000	8.38%, due 11/15/2032	810,518 (a)
Herc Holdings, Inc.
560,000	5.50%, due 7/15/2027	557,857 (a)
260,000	6.63%, due 6/15/2029	265,728 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,350,000	5.75%, due 4/15/2026	1,353,265 (a)
2,825,000	6.25%, due 1/15/2028	2,821,786 (a)
955,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	980,635 (a)
2,435,000	Veritiv Operating Co., 10.50%, due 11/30/2030	2,646,326 (a)
2,603,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	2,526,771 (a)
975,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,009,261 (a)
Williams Scotsman, Inc.
75,000	4.63%, due 8/15/2028	73,688 (a)
775,000	6.63%, due 6/15/2029	794,056 (a)
1,360,000	7.38%, due 10/1/2031	1,422,069 (a)
29,351,260
Computers 1.1%
1,775,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,755,976 (a)
735,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	745,139 (a)
2,099,000	ASGN, Inc., 4.63%, due 5/15/2028	2,018,387 (a)
1,465,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,510,497 (a)
1,090,000	McAfee Corp., 7.38%, due 2/15/2030	1,073,855 (a)
7,103,854
Cosmetics - Personal Care 0.4%
1,180,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, due 7/15/2030	1,205,176 (a)
1,505,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	1,475,826
2,681,002
Distribution - Wholesale 1.7%
1,265,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	1,270,267 (a)
1,685,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,675,140 (a)
755,000	Gates Corp., 6.88%, due 7/1/2029	772,178 (a)
Resideo Funding, Inc.
1,320,000	4.00%, due 9/1/2029	1,211,578 (a)
1,585,000	6.50%, due 7/15/2032	1,599,368 (a)
Ritchie Bros Holdings, Inc.
560,000	6.75%, due 3/15/2028	573,898 (a)
1,520,000	7.75%, due 3/15/2031	1,600,519 (a)
2,000,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	2,115,474 (a)
10,818,422
Diversified Financial Services 4.4%
865,000	Ally Financial, Inc., 6.70%, due 2/14/2033	889,395
1,220,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	1,234,675 (a)
1,320,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	1,326,993 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Diversified Financial Services – cont'd
Freedom Mortgage Holdings LLC
$475,000	9.25%, due 2/1/2029	$495,781 (a)
470,000	9.13%, due 5/15/2031	486,447 (a)
815,000	GGAM Finance Ltd., 6.88%, due 4/15/2029	831,542 (a)
1,500,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	1,540,844 (a)
825,000	goeasy Ltd., 6.88%, due 5/15/2030	837,617 (a)
Jane Street Group/JSG Finance, Inc.
1,120,000	7.13%, due 4/30/2031	1,157,532 (a)
1,230,000	6.13%, due 11/1/2032	1,224,067 (a)
Nationstar Mortgage Holdings, Inc.
310,000	6.00%, due 1/15/2027	309,588 (a)
880,000	5.50%, due 8/15/2028	863,944 (a)
485,000	6.50%, due 8/1/2029	486,111 (a)
745,000	5.13%, due 12/15/2030	703,770 (a)
1,845,000	5.75%, due 11/15/2031	1,785,700 (a)
165,000	7.13%, due 2/1/2032	170,087 (a)
Navient Corp.
950,000	5.00%, due 3/15/2027	933,516
1,430,000	5.50%, due 3/15/2029	1,370,808
OneMain Finance Corp.
1,830,000	6.63%, due 1/15/2028	1,859,899
505,000	3.88%, due 9/15/2028	471,731
680,000	6.63%, due 5/15/2029	690,863
335,000	5.38%, due 11/15/2029	325,164
1,680,000	7.13%, due 11/15/2031	1,727,757
PennyMac Financial Services, Inc.
770,000	7.13%, due 11/15/2030	787,836 (a)
1,130,000	5.75%, due 9/15/2031	1,080,998 (a)
1,630,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	1,703,870 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
230,000	3.88%, due 3/1/2031	203,247 (a)
155,000	4.00%, due 10/15/2033	131,055 (a)
385,000	SLM Corp., 6.50%, due 1/31/2030	388,609
1,095,000	UWM Holdings LLC, 6.63%, due 2/1/2030	1,097,234 (a)
27,116,680
Electric 3.4%
2,960,000	Alpha Generation LLC, 6.75%, due 10/15/2032	2,992,872 (a)
Edison International
380,000	8.13%, due 6/15/2053	360,300 (e)
380,000	7.88%, due 6/15/2054	354,648 (e)
1,370,000	Electricite de France SA, 9.13%, due 3/15/2033	1,556,027 (a)(e)(f)
620,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	565,295 (a)
2,534,000	Lightning Power LLC, 7.25%, due 8/15/2032	2,617,267 (a)
NRG Energy, Inc.
620,000	5.75%, due 1/15/2028	620,957
1,870,000	10.25%, due 3/15/2028	2,073,714 (a)(e)(f)
645,000	5.25%, due 6/15/2029	628,344 (a)
990,000	5.75%, due 7/15/2029	972,735 (a)
925,000	6.00%, due 2/1/2033	903,760 (a)
850,000	Talen Energy Supply LLC, 8.63%, due 6/1/2030	906,698 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Electric – cont'd
$2,380,000	Vistra Corp., 7.00%, due 12/15/2026	$2,387,959 (a)(e)(f)
Vistra Operations Co. LLC
710,000	4.38%, due 5/1/2029	673,809 (a)
1,305,000	7.75%, due 10/15/2031	1,377,642 (a)
1,800,000	6.88%, due 4/15/2032	1,852,029 (a)
20,844,056
Electrical Components & Equipment 0.6%
1,295,000	EnerSys, 6.63%, due 1/15/2032	1,311,387 (a)
WESCO Distribution, Inc.
1,025,000	6.38%, due 3/15/2029	1,044,198 (a)
1,050,000	6.63%, due 3/15/2032	1,073,540 (a)
3,429,125
Electronics 0.8%
1,935,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,845,491 (a)
1,310,000	Sensata Technologies BV, 4.00%, due 4/15/2029	1,212,447 (a)
910,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	915,804 (a)
1,200,000	TTM Technologies, Inc., 4.00%, due 3/1/2029	1,125,411 (a)
5,099,153
Engineering & Construction 0.3%
1,675,000	Artera Services LLC, 8.50%, due 2/15/2031	1,654,975 (a)
418,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	406,199 (a)
2,061,174
Entertainment 3.3%
1,575,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	1,639,586 (a)
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
1,605,000	6.50%, due 10/1/2028	1,619,564
790,000	5.25%, due 7/15/2029	761,746
Churchill Downs, Inc.
1,395,000	5.50%, due 4/1/2027	1,387,924 (a)
665,000	4.75%, due 1/15/2028	647,977 (a)
1,990,000	6.75%, due 5/1/2031	2,023,788 (a)
1,170,000	Light & Wonder International, Inc., 7.25%, due 11/15/2029	1,206,976 (a)
385,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	377,353 (a)
2,475,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	2,359,884 (a)
1,010,000	Motion Finco SARL, 8.38%, due 2/15/2032	1,016,377 (a)(d)
2,155,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	1,963,096 (a)
525,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, due 2/1/2033	524,094 (a)(d)
2,410,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	2,346,451 (a)
1,580,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,526,932 (a)
560,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	576,874 (a)
290,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, due 5/1/2032	296,271 (a)
20,274,893
Environmental Control 0.4%
535,000	GFL Environmental, Inc., 6.75%, due 1/15/2031	555,011 (a)
2,150,000	Madison IAQ LLC, 5.88%, due 6/30/2029	2,072,430 (a)
2,627,441
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Food 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
$680,000	3.50%, due 3/15/2029	$625,558 (a)
605,000	4.88%, due 2/15/2030	581,429 (a)
995,000	Lamb Weston Holdings, Inc., 4.13%, due 1/31/2030	921,758 (a)
Performance Food Group, Inc.
1,700,000	5.50%, due 10/15/2027	1,690,832 (a)
445,000	4.25%, due 8/1/2029	418,381 (a)
620,000	6.13%, due 9/15/2032	621,303 (a)
Post Holdings, Inc.
1,485,000	6.38%, due 3/1/2033	1,462,603 (a)
870,000	6.25%, due 10/15/2034	847,811 (a)
U.S. Foods, Inc.
585,000	6.88%, due 9/15/2028	600,737 (a)
850,000	4.75%, due 2/15/2029	822,055 (a)
640,000	4.63%, due 6/1/2030	605,586 (a)
580,000	7.25%, due 1/15/2032	601,961 (a)
715,000	5.75%, due 4/15/2033	695,081 (a)
10,495,095
Food Service 0.3%
TKC Holdings, Inc.
995,000	6.88%, due 5/15/2028	991,090 (a)
615,000	10.50%, due 5/15/2029	627,336 (a)
1,618,426
Forest Products & Paper 0.3%
1,435,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	1,361,815 (a)
440,000	Magnera Corp., 7.25%, due 11/15/2031	433,950 (a)
245,000	Mercer International, Inc., 12.88%, due 10/1/2028	264,542 (a)
2,060,307
Healthcare - Products 1.1%
2,350,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	2,460,356 (a)
4,320,000	Medline Borrower LP, 5.25%, due 10/1/2029	4,185,786 (a)
6,646,142
Healthcare - Services 4.1%
Acadia Healthcare Co., Inc.
640,000	5.50%, due 7/1/2028	625,942 (a)
200,000	5.00%, due 4/15/2029	190,180 (a)
CHS/Community Health Systems, Inc.
1,255,000	5.63%, due 3/15/2027	1,218,539 (a)
345,000	6.00%, due 1/15/2029	314,477 (a)
80,000	6.88%, due 4/15/2029	54,900 (a)
80,000	6.13%, due 4/1/2030	52,461 (a)
205,000	5.25%, due 5/15/2030	174,777 (a)
755,000	4.75%, due 2/15/2031	616,100 (a)
475,000	10.88%, due 1/15/2032	489,237 (a)
Encompass Health Corp.
300,000	4.50%, due 2/1/2028	292,851
735,000	4.63%, due 4/1/2031	687,926
2,040,000	Fortrea Holdings, Inc., 7.50%, due 7/1/2030	2,048,011 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Healthcare - Services – cont'd
$935,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	$940,329 (a)
985,000	Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, due 4/30/2028	1,050,129 (a)
	LifePoint Health, Inc.
245,000	5.38%, due 1/15/2029	216,871 (a)
1,625,000	9.88%, due 8/15/2030	1,733,531 (a)
1,075,000	10.00%, due 6/1/2032	1,047,965 (a)
	Molina Healthcare, Inc.
1,055,000	4.38%, due 6/15/2028	1,014,090 (a)
1,780,000	6.25%, due 1/15/2033	1,767,224 (a)
2,145,000	Select Medical Corp., 6.25%, due 12/1/2032	2,107,286 (a)
1,890,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	1,885,292 (a)
1,165,573	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	1,270,475 (a)(c)
	Tenet Healthcare Corp.
1,235,000	6.13%, due 6/15/2030	1,239,447
2,220,000	6.75%, due 5/15/2031	2,271,879
2,020,000	U.S. Acute Care Solutions LLC, 9.75%, due 5/15/2029	2,054,146 (a)
		25,364,065
Holding Companies - Diversified 0.0%(g)
280,000	Benteler International AG, 10.50%, due 5/15/2028	297,682 (a)
Home Builders 1.7%
	Beazer Homes USA, Inc.
1,005,000	5.88%, due 10/15/2027	998,365
1,990,000	7.50%, due 3/15/2031	2,006,551 (a)
1,630,000	KB Home, 7.25%, due 7/15/2030	1,684,215
	LGI Homes, Inc.
210,000	4.00%, due 7/15/2029	190,722 (a)
1,875,000	7.00%, due 11/15/2032	1,865,625 (a)
698,000	Mattamy Group Corp., 5.25%, due 12/15/2027	683,847 (a)
	Shea Homes LP/Shea Homes Funding Corp.
785,000	4.75%, due 2/15/2028	759,574
805,000	4.75%, due 4/1/2029	765,442
960,000	Taylor Morrison Communities, Inc., 5.13%, due 8/1/2030	928,019 (a)
650,000	Thor Industries, Inc., 4.00%, due 10/15/2029	593,773 (a)
		10,476,133
Housewares 0.3%
	Newell Brands, Inc.
315,000	6.63%, due 9/15/2029	323,130
470,000	6.38%, due 5/15/2030	475,875
315,000	6.63%, due 5/15/2032	318,111
695,000	6.88%, due 4/1/2036	711,016
190,000	7.00%, due 4/1/2046	183,263
		2,011,395
Insurance 3.7%
	Acrisure LLC/Acrisure Finance, Inc.
1,295,000	8.25%, due 2/1/2029	1,344,345 (a)
380,000	8.50%, due 6/15/2029	398,252 (a)
1,565,000	7.50%, due 11/6/2030	1,618,066 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Insurance – cont'd
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
$2,528,000	6.75%, due 10/15/2027	$2,516,852 (a)
970,000	6.75%, due 4/15/2028	980,241 (a)
535,000	7.00%, due 1/15/2031	544,381 (a)
790,000	6.50%, due 10/1/2031	790,168 (a)
235,000	7.38%, due 10/1/2032	240,123 (a)
1,005,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	957,222 (a)
1,000,000	Ardonagh Finco Ltd., 7.75%, due 2/15/2031	1,029,460 (a)(h)
900,000	Ardonagh Group Finance Ltd., 8.88%, due 2/15/2032	932,246 (a)(h)
1,615,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	1,651,953 (a)
1,305,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,277,632 (a)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
765,000	7.25%, due 2/15/2031	781,636 (a)
815,000	8.13%, due 2/15/2032	835,576 (a)
HUB International Ltd.
740,000	5.63%, due 12/1/2029	725,678 (a)
2,215,000	7.25%, due 6/15/2030	2,290,263 (a)
1,060,000	7.38%, due 1/31/2032	1,089,958 (a)
870,000	Jones Deslauriers Insurance Management, Inc., 10.50%, due 12/15/2030	941,941 (a)
1,035,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	1,059,911 (a)
895,000	USI, Inc., 7.50%, due 1/15/2032	934,126 (a)
22,940,030
Internet 0.7%
760,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	711,869 (a)
Gen Digital, Inc.
585,000	6.75%, due 9/30/2027	594,698 (a)
980,000	7.13%, due 9/30/2030	1,008,253 (a)
Rakuten Group, Inc.
895,000	11.25%, due 2/15/2027	978,253 (a)
755,000	9.75%, due 4/15/2029	824,608 (a)
4,117,681
Iron - Steel 1.3%
ATI, Inc.
645,000	5.88%, due 12/1/2027	642,542
720,000	4.88%, due 10/1/2029	688,699
1,555,000	Carpenter Technology Corp., 7.63%, due 3/15/2030	1,605,657
Cleveland-Cliffs, Inc.
975,000	6.88%, due 11/1/2029	978,018 (a)
1,785,000	7.00%, due 3/15/2032	1,780,626 (a)
1,850,000	7.38%, due 5/1/2033	1,839,773 (a)
815,000	TMS International Corp., 6.25%, due 4/15/2029	771,520 (a)
8,306,835
Leisure Time 2.0%
Carnival Corp.
395,000	5.75%, due 3/1/2027	395,826 (a)
75,000	6.00%, due 5/1/2029	75,145 (a)
2,355,000	6.13%, due 2/15/2033	2,360,833 (a)(d)
1,075,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	1,127,243 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Leisure Time – cont'd
$130,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	$130,602 (a)
NCL Corp. Ltd.
1,405,000	5.88%, due 2/15/2027	1,411,446 (a)
1,395,000	6.75%, due 2/1/2032	1,416,782 (a)
Royal Caribbean Cruises Ltd.
1,330,000	5.63%, due 9/30/2031	1,320,137 (a)
1,265,000	6.00%, due 2/1/2033	1,275,019 (a)
Viking Cruises Ltd.
755,000	5.88%, due 9/15/2027	753,594 (a)
745,000	7.00%, due 2/15/2029	752,145 (a)
670,000	9.13%, due 7/15/2031	726,269 (a)
730,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	722,653 (a)
12,467,694
Lodging 0.4%
1,250,000	MGM Resorts International, 6.13%, due 9/15/2029	1,250,981
Station Casinos LLC
660,000	4.50%, due 2/15/2028	632,453 (a)
725,000	4.63%, due 12/1/2031	658,143 (a)
2,541,577
Machinery - Construction & Mining 0.7%
1,780,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	1,850,346 (a)
Terex Corp.
1,320,000	5.00%, due 5/15/2029	1,269,895 (a)
1,435,000	6.25%, due 10/15/2032	1,419,469 (a)
4,539,710
Machinery - Diversified 1.0%
1,790,000	Chart Industries, Inc., 7.50%, due 1/1/2030	1,870,070 (a)
1,705,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,771,557 (a)
1,685,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	1,698,827 (a)
805,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	796,009 (a)
6,136,463
Media 6.0%
695,000	Cable One, Inc., 4.00%, due 11/15/2030	568,179 (a)
CCO Holdings LLC/CCO Holdings Capital Corp.
2,280,000	5.13%, due 5/1/2027	2,237,889 (a)
1,945,000	5.00%, due 2/1/2028	1,893,305 (a)
2,300,000	6.38%, due 9/1/2029	2,301,350 (a)
1,480,000	4.75%, due 3/1/2030	1,370,869 (a)
2,485,000	4.25%, due 2/1/2031	2,204,520 (a)
875,000	7.38%, due 3/1/2031	895,828 (a)
475,000	4.75%, due 2/1/2032	422,678 (a)
1,885,000	4.50%, due 5/1/2032	1,635,061
705,000	4.25%, due 1/15/2034	575,964 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Media – cont'd
CSC Holdings LLC
$960,000	5.50%, due 4/15/2027	$888,928 (a)
720,000	5.38%, due 2/1/2028	632,980 (a)
750,000	7.50%, due 4/1/2028	552,546 (a)
425,000	11.25%, due 5/15/2028	421,411 (a)
1,930,000	11.75%, due 1/31/2029	1,920,518 (a)
805,000	6.50%, due 2/1/2029	686,263 (a)
1,455,000	5.75%, due 1/15/2030	844,465 (a)
725,000	4.13%, due 12/1/2030	547,305 (a)
1,285,000	4.63%, due 12/1/2030	704,320 (a)
415,000	4.50%, due 11/15/2031	312,817 (a)
DISH DBS Corp.
605,000	7.75%, due 7/1/2026	528,940
1,325,000	5.25%, due 12/1/2026	1,224,495 (a)
1,255,000	5.75%, due 12/1/2028	1,087,274 (a)
765,000	5.13%, due 6/1/2029	503,171
2,120,000	DISH Network Corp., 11.75%, due 11/15/2027	2,238,497 (a)
McGraw-Hill Education, Inc.
730,000	5.75%, due 8/1/2028	718,531 (a)
1,730,000	8.00%, due 8/1/2029	1,760,610 (a)
1,035,000	7.38%, due 9/1/2031	1,076,839 (a)
1,390,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,426,539 (a)
Sirius XM Radio LLC
430,000	4.00%, due 7/15/2028	402,095 (a)
770,000	5.50%, due 7/1/2029	749,792 (a)
602,000	4.13%, due 7/1/2030	538,088 (a)
1,295,000	3.88%, due 9/1/2031	1,115,204 (a)
1,900,000	Sunrise FinCo I BV, 4.88%, due 7/15/2031	1,763,333 (a)
485,000	Ziggo BV, 4.88%, due 1/15/2030	454,324 (a)
37,204,928
Metal Fabricate - Hardware 0.1%
790,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	797,343 (a)
Mining 1.8%
Arsenal AIC Parent LLC
535,000	8.00%, due 10/1/2030	556,223 (a)
755,000	11.50%, due 10/1/2031	842,927 (a)
Constellium SE
1,300,000	5.63%, due 6/15/2028	1,275,353 (a)
815,000	6.38%, due 8/15/2032	803,344 (a)
FMG Resources August 2006 Pty. Ltd.
315,000	5.88%, due 4/15/2030	311,417 (i)
875,000	4.38%, due 4/1/2031	798,380 (a)
1,165,000	6.13%, due 4/15/2032	1,157,369 (a)
625,000	Hudbay Minerals, Inc., 6.13%, due 4/1/2029	626,339 (a)
Kaiser Aluminum Corp.
1,200,000	4.63%, due 3/1/2028	1,156,337 (a)
315,000	4.50%, due 6/1/2031	282,864 (a)
Novelis Corp.
1,085,000	4.75%, due 1/30/2030	1,019,456 (a)
185,000	3.88%, due 8/15/2031	162,056 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Mining – cont'd
$1,895,000	Novelis, Inc., 6.88%, due 1/30/2030	$1,940,024 (a)
10,932,089
Miscellaneous Manufacturer 0.6%
440,000	Amsted Industries, Inc., 5.63%, due 7/1/2027	437,044 (a)
1,085,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,122,124 (a)(c)
1,020,000	Calderys Financing LLC, 11.25%, due 6/1/2028	1,091,499 (a)
Hillenbrand, Inc.
435,000	6.25%, due 2/15/2029	438,852
795,000	3.75%, due 3/1/2031	700,548
3,790,067
Oil & Gas 4.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
535,000	8.25%, due 12/31/2028	546,011 (a)
1,310,000	5.88%, due 6/30/2029	1,288,973 (a)
780,000	6.63%, due 10/15/2032	786,518 (a)
Borr IHC Ltd./Borr Finance LLC
231,707	10.00%, due 11/15/2028	231,437 (a)
328,253	10.38%, due 11/15/2030	327,022 (a)
Civitas Resources, Inc.
990,000	8.38%, due 7/1/2028	1,035,411 (a)
405,000	8.63%, due 11/1/2030	429,285 (a)
340,000	8.75%, due 7/1/2031	358,585 (a)
Comstock Resources, Inc.
815,000	6.75%, due 3/1/2029	799,892 (a)
1,980,000	5.88%, due 1/15/2030	1,873,888 (a)
Crescent Energy Finance LLC
525,000	7.63%, due 4/1/2032	528,634 (a)
770,000	7.38%, due 1/15/2033	768,647 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
705,000	6.25%, due 11/1/2028	700,162 (a)
492,000	5.75%, due 2/1/2029	478,193 (a)
1,300,000	6.00%, due 4/15/2030	1,260,562 (a)
478,000	6.00%, due 2/1/2031	452,843 (a)
330,000	8.38%, due 11/1/2033	344,429 (a)
540,000	6.88%, due 5/15/2034	520,826 (a)
980,000	7.25%, due 2/15/2035	957,438 (a)
1,230,000	Kimmeridge Texas Gas LLC, 8.50%, due 2/15/2030	1,234,749 (a)
Matador Resources Co.
430,000	6.50%, due 4/15/2032	431,067 (a)
370,000	6.25%, due 4/15/2033	364,598 (a)
1,245,000	Noble Finance II LLC, 8.00%, due 4/15/2030	1,266,722 (a)
Northern Oil & Gas, Inc.
615,000	8.13%, due 3/1/2028	625,504 (a)
530,000	8.75%, due 6/15/2031	555,748 (a)
Permian Resources Operating LLC
1,370,000	5.88%, due 7/1/2029	1,359,781 (a)
1,040,000	7.00%, due 1/15/2032	1,067,531 (a)
170,000	6.25%, due 2/1/2033	170,411 (a)
900,000	SM Energy Co., 7.00%, due 8/1/2032	898,702 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Oil & Gas – cont'd
$2,255,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	$2,141,308 (a)
Transocean, Inc.
845,000	8.25%, due 5/15/2029	847,990 (a)
620,000	8.50%, due 5/15/2031	624,244 (a)
25,277,111
Oil & Gas Services 1.2%
Archrock Partners LP/Archrock Partners Finance Corp.
630,000	6.88%, due 4/1/2027	630,052 (a)
940,000	6.25%, due 4/1/2028	944,650 (a)
1,195,000	6.63%, due 9/1/2032	1,211,370 (a)
2,180,000	Star Holding LLC, 8.75%, due 8/1/2031	2,122,274 (a)
USA Compression Partners LP/USA Compression Finance Corp.
1,105,000	6.88%, due 9/1/2027	1,111,845
1,430,000	7.13%, due 3/15/2029	1,463,359 (a)
7,483,550
Packaging & Containers 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
625,000	6.00%, due 6/15/2027	621,685 (a)
1,120,000	4.00%, due 9/1/2029	977,523 (a)
1,135,000	Berry Global, Inc., 5.63%, due 7/15/2027	1,136,776 (a)
1,420,000	Canpack SA/Canpack U.S. LLC, 3.88%, due 11/15/2029	1,282,912 (a)
Clydesdale Acquisition Holdings, Inc.
865,000	6.88%, due 1/15/2030	878,753 (a)
610,000	8.75%, due 4/15/2030	622,261 (a)
925,000	Efesto Bidco Spa/U.S. LLC, 7.50%, due 2/15/2032	925,000 (d)
900,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	895,441 (a)
1,955,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	1,941,746 (a)
2,480,000	Mauser Packaging Solutions Holding Co., 9.25%, due 4/15/2027	2,526,527 (a)
585,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	608,069 (a)
1,130,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,248,336 (a)
1,105,000	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	1,099,481 (a)
14,764,510
Pharmaceuticals 0.9%
AdaptHealth LLC
315,000	6.13%, due 8/1/2028	309,420 (a)
205,000	4.63%, due 8/1/2029	188,432 (a)
Bausch Health Americas, Inc.
185,000	9.25%, due 4/1/2026	179,200 (a)
140,000	8.50%, due 1/31/2027	119,700 (a)
Bausch Health Cos., Inc.
715,000	6.13%, due 2/1/2027	653,660 (a)
675,000	5.75%, due 8/15/2027	590,676 (a)
1,045,000	5.00%, due 1/30/2028	713,787 (a)
1,960,000	4.88%, due 6/1/2028	1,587,864 (a)
395,000	5.25%, due 2/15/2031	207,375 (a)
765,000	Grifols SA, 4.75%, due 10/15/2028	707,710 (a)
5,257,824
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Pipelines 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
$525,000	5.38%, due 6/15/2029	$513,274 (a)
1,105,000	6.63%, due 2/1/2032	1,128,660 (a)
2,155,000	Buckeye Partners LP, 6.75%, due 2/1/2030	2,192,258 (a)
1,055,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, due 12/15/2033	1,113,951 (a)
660,000	DT Midstream, Inc., 4.13%, due 6/15/2029	623,975 (a)
EQM Midstream Partners LP
510,000	7.50%, due 6/1/2027	522,795 (a)
365,000	6.38%, due 4/1/2029	371,074 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
209,000	8.00%, due 1/15/2027	212,725
430,000	7.75%, due 2/1/2028	435,381
1,435,000	8.25%, due 1/15/2029	1,468,588
822,000	7.88%, due 5/15/2032	823,381
825,000	8.00%, due 5/15/2033	825,173
1,860,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	1,902,339 (a)
1,850,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	1,923,201 (a)
1,300,000	ITT Holdings LLC, 6.50%, due 8/1/2029	1,214,993 (a)
Kinetik Holdings LP
360,000	6.63%, due 12/15/2028	368,118 (a)
470,000	5.88%, due 6/15/2030	466,328 (a)
515,000	New Fortress Energy, Inc., 6.50%, due 9/30/2026	502,149 (a)
585,000	NFE Financing LLC, 12.00%, due 11/15/2029	610,583 *(a)
2,285,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	2,344,725 (a)
605,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	619,325 (a)
Rockies Express Pipeline LLC
570,000	7.50%, due 7/15/2038	570,255 (a)
980,000	6.88%, due 4/15/2040	953,300 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
385,000	5.50%, due 1/15/2028	376,606 (a)
810,000	7.38%, due 2/15/2029	824,477 (a)
460,000	6.00%, due 12/31/2030	444,029 (a)
165,000	6.00%, due 9/1/2031	158,745 (a)
Venture Global Calcasieu Pass LLC
1,195,000	3.88%, due 8/15/2029	1,105,409 (a)
625,000	4.13%, due 8/15/2031	565,034 (a)
Venture Global LNG, Inc.
1,435,000	8.13%, due 6/1/2028	1,499,645 (a)
1,305,000	9.50%, due 2/1/2029	1,454,690 (a)
900,000	7.00%, due 1/15/2030	919,871 (a)
270,000	8.38%, due 6/1/2031	284,165 (a)
1,175,000	9.88%, due 2/1/2032	1,293,468 (a)
30,632,690
Real Estate 0.3%
915,000	Cushman & Wakefield U.S. Borrower LLC, 6.75%, due 5/15/2028	922,566 (a)
845,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	894,976 (a)
1,817,542
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Real Estate Investment Trusts 3.6%
Blackstone Mortgage Trust, Inc.
$555,000	3.75%, due 1/15/2027	$531,193 (a)
625,000	7.75%, due 12/1/2029	643,759 (a)
Iron Mountain, Inc.
609,000	5.25%, due 3/15/2028	598,482 (a)
650,000	4.88%, due 9/15/2029	623,120 (a)
400,000	5.25%, due 7/15/2030	384,694 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
885,000	4.25%, due 2/1/2027	860,941 (a)
1,165,000	4.75%, due 6/15/2029	1,108,206 (a)
MPT Operating Partnership LP/MPT Finance Corp.
770,000	5.00%, due 10/15/2027	689,561
640,000	8.50%, due 2/15/2032	649,925 (a)(d)
1,355,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	1,266,567 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
1,240,000	5.88%, due 10/1/2028	1,225,802 (a)
700,000	4.88%, due 5/15/2029	668,740 (a)
915,000	7.00%, due 2/1/2030	936,556 (a)
1,275,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	1,273,192 (a)
RHP Hotel Properties LP/RHP Finance Corp.
1,315,000	7.25%, due 7/15/2028	1,363,464 (a)
425,000	4.50%, due 2/15/2029	405,262 (a)
2,000,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,836,032 (a)
Service Properties Trust
960,000	5.25%, due 2/15/2026	943,917
1,545,000	8.63%, due 11/15/2031	1,640,612 (a)
1,845,000	Starwood Property Trust, Inc., 6.50%, due 7/1/2030	1,862,642 (a)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
1,740,000	10.50%, due 2/15/2028	1,860,377 (a)
935,000	6.50%, due 2/15/2029	852,988 (a)
22,226,032
Retail 4.2%
1011778 BC ULC/New Red Finance, Inc.
325,000	4.38%, due 1/15/2028	312,568 (a)
2,070,000	4.00%, due 10/15/2030	1,874,475 (a)
Asbury Automotive Group, Inc.
900,000	4.63%, due 11/15/2029	855,265 (a)
1,485,000	5.00%, due 2/15/2032	1,389,449 (a)
Bath & Body Works, Inc.
1,225,000	6.63%, due 10/1/2030	1,247,229 (a)
420,000	6.95%, due 3/1/2033	426,613
1,295,000	Beacon Roofing Supply, Inc., 4.13%, due 5/15/2029	1,266,408 (a)
Carvana Co.
1,180,138	9.00% Cash/12.00% PIK, due 12/1/2028	1,271,255 (a)(c)
825,000	11.00% Cash/13.00% PIK, due 6/1/2030	915,840 (a)(c)
1,825,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	1,909,547 (a)
1,185,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	1,058,835 (a)
Gap, Inc.
1,195,000	3.63%, due 10/1/2029	1,087,050 (a)
365,000	3.88%, due 10/1/2031	320,124 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Retail – cont'd
$1,250,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	$1,270,509 (a)
1,580,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	1,503,522 (a)
LCM Investments Holdings II LLC
1,155,000	4.88%, due 5/1/2029	1,095,260 (a)
790,000	8.25%, due 8/1/2031	829,453 (a)
Macy's Retail Holdings LLC
315,000	5.88%, due 4/1/2029	308,583 (a)
425,000	4.50%, due 12/15/2034	348,673
468,000	5.13%, due 1/15/2042	345,536
Nordstrom, Inc.
340,000	4.38%, due 4/1/2030	309,813
970,000	5.00%, due 1/15/2044	733,958
1,325,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,306,421 (a)
PetSmart, Inc./PetSmart Finance Corp.
415,000	4.75%, due 2/15/2028	397,741 (a)
375,000	7.75%, due 2/15/2029	373,790 (a)
Walgreens Boots Alliance, Inc.
550,000	3.45%, due 6/1/2026	535,447
355,000	8.13%, due 8/15/2029	358,883
215,000	4.50%, due 11/18/2034	171,472
425,000	4.80%, due 11/18/2044	318,554
1,960,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	1,960,896 (a)
26,103,169
Software 2.2%
2,835,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	2,742,976 (a)
600,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 6/15/2029	581,432 (a)
Cloud Software Group, Inc.
2,880,000	6.50%, due 3/31/2029	2,831,007 (a)
1,335,000	9.00%, due 9/30/2029	1,367,243 (a)
540,000	8.25%, due 6/30/2032	561,285 (a)
1,040,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	1,046,269 (a)
Open Text Holdings, Inc.
375,000	4.13%, due 2/15/2030	343,859 (a)
1,325,000	4.13%, due 12/1/2031	1,187,576 (a)
1,429,825	Rackspace Finance LLC, 3.50%, due 5/15/2028	760,663 (a)
2,205,000	UKG, Inc., 6.88%, due 2/1/2031	2,251,219 (a)
13,673,529
Telecommunications 5.2%
Altice Financing SA
400,000	5.00%, due 1/15/2028	323,524 (a)
685,000	5.75%, due 8/15/2029	535,655 (a)
Altice France SA
680,000	8.13%, due 2/1/2027	570,964 (a)
1,750,000	5.50%, due 1/15/2028	1,415,871 (a)
1,320,000	5.50%, due 10/15/2029	1,050,070 (a)
CommScope LLC
615,000	8.25%, due 3/1/2027	587,065 (a)
1,895,000	9.50%, due 12/15/2031	1,965,627 (a)
395,000	CommScope Technologies LLC, 5.00%, due 3/15/2027	355,421 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Telecommunications – cont'd
Consolidated Communications, Inc.
$470,000	5.00%, due 10/1/2028	$445,195 (a)
1,765,000	6.50%, due 10/1/2028	1,721,655 (a)
EchoStar Corp.
2,490,000	10.75%, due 11/30/2029	2,684,170
1,079,199	6.75%, due 11/30/2030	996,211
Frontier Communications Holdings LLC
1,210,000	5.88%, due 10/15/2027	1,210,347 (a)
600,000	5.00%, due 5/1/2028	593,861 (a)
2,410,000	5.88%, due 11/1/2029	2,401,936
Iliad Holding SASU
1,765,000	7.00%, due 10/15/2028	1,796,869 (a)
480,000	7.00%, due 4/15/2032	486,700 (a)
Level 3 Financing, Inc.
865,000	4.88%, due 6/15/2029	744,923 (a)
455,000	3.75%, due 7/15/2029	345,800 (a)
794,893	11.00%, due 11/15/2029	901,163 (a)
590,000	4.50%, due 4/1/2030	488,496 (a)
988,000	10.50%, due 5/15/2030	1,076,633 (a)
655,000	10.75%, due 12/15/2030	737,209 (a)
Lumen Technologies, Inc.
450,000	4.50%, due 1/15/2029	375,989 (a)
1,110,235	4.13%, due 4/15/2029	995,535 (a)
300,000	10.00%, due 10/15/2032	299,250 (a)
Optics Bidco SpA
769,000	6.38%, due 11/15/2033	759,972 (a)
430,000	6.00%, due 9/30/2034	412,321 (a)
424,000	7.20%, due 7/18/2036	430,471 (a)
239,000	7.72%, due 6/4/2038	250,976 (a)
1,250,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	1,098,246 (a)
1,290,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	1,335,177 (a)
3,120,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	2,944,002 (a)
32,337,304
Transportation 0.4%
2,575,000	XPO, Inc., 7.13%, due 2/1/2032	2,657,274 (a)
Trucking & Leasing 0.5%
952,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	951,876 (a)(e)
Fortress Transportation & Infrastructure Investors LLC
405,000	7.88%, due 12/1/2030	422,556 (a)
1,690,000	7.00%, due 5/1/2031	1,712,769 (a)
55,000	7.00%, due 6/15/2032	55,760 (a)
3,142,961

Total Corporate Bonds (Cost $555,551,873)		567,836,128
Loan Assignments(b) 3.0%
Commercial Services 0.1%
371,222	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.39%, due 4/11/2029	311,722
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Services & Supplies 0.2%
$962,581	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.27%, due 2/23/2029	$869,635
Containers & Packaging 0.1%
663,304	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.14%, due 6/28/2028	638,728
Diversified Insurance 0.1%
644,961	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.43%, due 10/1/2027	612,713
Electric Utilities 0.1%
800,000	Cornerstone Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/28/2031	804,504 (h)(j)
Electronics - Electrical 0.5%
623,571	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.16%, due 10/8/2028	621,545
	MH Sub I LLC
310,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.56%, due 2/23/2029	305,350
384,088	Term Loan, (1 mo. USD Term SOFR), due 5/3/2028	379,168 (h)(j)
259,937	Term Loan B4, (1 mo. USD Term SOFR), due 12/11/2031	251,619 (h)(j)
777,986	Rackspace Finance LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.66%, due 5/15/2028	803,433
907,547	VS Buyer LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.05%, due 4/12/2031	912,085
		3,273,200
Financial Intermediaries 0.1%
738,112	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.04%, due 4/29/2029	649,310
Forest Products & Paper 0.1%
685,000	Glatfelter Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.76%, due 11/4/2031	688,425
Health Care 0.5%
	Aveanna Healthcare LLC
685,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 11.66%, due 12/10/2029	657,600
1,118,446	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.36%, due 7/17/2028	1,105,449
591,972	Medical Solutions Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.89%, due 11/1/2028	415,369
	National Mentor Holdings, Inc.
939,456	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 8.16% – 8.18%, due 3/2/2028	927,929 (k)
27,218	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 8.18%, due 3/2/2028	26,885
		3,133,232
Home Furnishings 0.1%
678,509	Weber-Stephen Products LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.68%, due 10/30/2027	675,856
Hotels, Restaurants & Leisure 0.2%
1,245,000	Catawba Nation Gaming Authority, Term Loan B, (1 mo. USD Term SOFR), due 12/16/2031	1,253,304 (h)(j)
Industrial Equipment 0.1%
628,762	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.59%, due 5/21/2029	629,076
Life Sciences Tools & Services 0.3%
2,075,942	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.33%, due 9/27/2030	2,047,979
Nonferrous Metals - Minerals 0.1%
210,345	Covia Holdings Corp., Term Loan, (3 mo. USD Term SOFR), due 7/31/2026	209,907 (h)(j)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Pipelines 0.1%
$684,160	New Fortress Energy, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.29%, due 10/27/2028	$680,028
Utilities 0.3%
	Lightstone Holdco LLC
1,752,122	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.04%, due 1/29/2027	1,769,433
99,092	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 10.04%, due 1/29/2027	100,071
		1,869,504
Total Loan Assignments (Cost $18,157,856)		18,347,123
Number of Shares
Short-Term Investments 4.5%
Investment Companies 4.5%
27,887,473	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(l) (Cost $27,887,473)	27,887,473
Total Investments 100.3% (Cost $608,998,652)		621,644,499
Liabilities Less Other Assets (0.3)%		(2,109,927)
Net Assets 100.0%		$619,534,572

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $518,126,282, which represents 83.6% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2025 and changes periodically.
(c)	Payment-in-kind (PIK) security.
(d)	When-issued security. Total value of all such securities at January 31, 2025 amounted to $9,962,384, which represents 1.6% of net assets of the Fund.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $311,417, which represents 0.1% of net assets of the
Fund.

(j)	All or a portion of this security had not settled as of January 31, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(k)	The stated interest rates represent the range of rates at January 31, 2025 of the underlying contracts within the Loan Assignment.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
(l)	Represents 7-day effective yield as of January 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$523,458,970	84.5%
Canada	19,601,554	3.2%
France	7,968,000	1.3%
Cayman Islands	7,661,581	1.2%
United Kingdom	5,693,541	0.9%
Germany	5,195,667	0.8%
Netherlands	3,317,138	0.5%
Italy	2,778,740	0.5%
Luxembourg	2,679,023	0.4%
Australia	2,267,166	0.4%
Switzerland	1,946,604	0.3%
Japan	1,802,861	0.3%
Ireland	1,783,418	0.3%
Czech Republic	1,639,586	0.3%
Bermuda	1,453,038	0.2%
Finland	1,361,815	0.2%
Poland	1,282,912	0.2%
Spain	707,710	0.1%
Mexico	558,459	0.1%
Chile	301,561	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	297,682	0.0%
Short-Term Investments and Other Liabilities—Net	25,777,546	4.2%
	$619,534,572	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s  investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities#	$—	$7,573,775	$—	$7,573,775
Corporate Bonds#	—	567,836,128	—	567,836,128
Loan Assignments#	—	18,347,123	—	18,347,123
Short-Term Investments	—	27,887,473	—	27,887,473
Total Investments	$—	$621,644,499	$—	$621,644,499

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)
January 31, 2025

Principal Amount		Value
Loan Assignments(a) 0.0%(b)
Oil, Gas & Consumable Fuels 0.0%(b)
	Rialto Bioenergy Facility LLC
$58,315	Term Loan, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2024	$0 #(c)(d)(e)
6,804	Term Loan DIP, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2024	135 #(c)(d)(e)

Total Loan Assignments (Cost $65,119)		135
Municipal Notes 100.6%
Alabama 4.8%
200,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 12/1/2026	201,500
1,000,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,077,576
1,250,000	Mobile County Industrial Development Authority Revenue (AM/NS Calvert LLC Project), Series 2024-A, 5.00%, due 6/1/2054	1,263,666
500,000	Southeast Energy Authority A Cooperative District Revenue, Series 2025-A, 5.00%, due 1/1/2056 Putable 6/1/2035	524,556
		3,067,298
American Samoa 1.2%
750,000	American Samoa Economic Development Authority General Revenue, Series 2021-A, 5.00%, due 9/1/2038	753,770 (f)
Arizona 3.3%
500,000	Maricopa County Industrial Development Authority Education Revenue Refunding (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	503,765 (f)
100,000	Navajo Nation Revenue Refunding, Series 2015-A, 5.00%, due 12/1/2025	100,763 (f)
500,000	Phoenix Industrial Development Authority Education Revenue Refunding (Great Hearts Academies), Series 2016-A, 5.00%, due 7/1/2046	499,980
500,000	Pima County Industrial Development Authority Education Revenue Refunding (American Leadership Academy Project), Series 2015, 5.38%, due 6/15/2035	501,647 (f)
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	482,482 (f)
		2,088,637
California 10.3%
675,000	California Community Choice Financing Authority Revenue (Clean Energy), Series 2024-B, 5.00%, due 1/1/2055 Putable 12/1/2032	711,609
160,000	California County Tobacco Securitization Agency Revenue Refunding, Series 2020-B-1, 5.00%, due 6/1/2049	161,397
914,709	California Housing Finance Agency Municipal Certificate, Series 2019-A, 4.25%, due 1/15/2035	935,951
300,000	California Infrastructure & Economic Development Bank Revenue (Brightline West Passenger Rail Project), Series 2020-A4, 8.00%, due 1/1/2050 Putable 8/15/2025	308,958 (f)
250,000	California Municipal Finance Authority Charter School Lease Revenue (Santa Rosa Academy Project), Series 2015, 5.13%, due 7/1/2035	250,884 (f)
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
110,000	Series 2015-A, 4.50%, due 10/1/2025	110,002
400,000	Series 2019-A, 5.00%, due 10/1/2049	381,974 (f)
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	504,376 (f)
400,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	402,649 (f)
245,111	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	3 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$174,274	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	$6 #(c)(d)(e)
500,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.75%, due 6/1/2036	300,000 (f)
600,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	601,343 (f)
400,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	402,630 (f)
55,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	55,312
500,000	Chino Valley Unified School District General Obligation, Series 2020-B, (AGM), 3.38%, due 8/1/2050	424,956
1,000,000	Nuveen California AMT-Free Quality Municipal Income Fund Revenue, Series 2017-A, 2.70%, due 10/1/2047	1,000,000 (f)(g)
		6,552,050
Colorado 5.5%
985,000	Colorado Health Facilities Authority Revenue Refunding (Children's Hospital), (LOC: TD Bank N.A.), Series 2020-A, 1.85%, due 12/1/2052	985,000 (g)
212,000	Crystal Crossing Metropolitan District Refunding General Obligation, Series 2016, 4.50%, due 12/1/2026	212,987
	Park Creek Metropolitan District Refunding Tax Allocation Revenue (Senior Ltd. Property Tax Supported)
250,000	Series 2015-A, 5.00%, due 12/1/2034	252,654
175,000	Series 2015-A, 5.00%, due 12/1/2035	176,701
500,000	Series 2015-A, 5.00%, due 12/1/2045	503,599
241,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	248,754 (f)
1,300,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	1,129,011 (f)
		3,508,706
Florida 7.1%
200,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	3,500 (c)(f)
500,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	474,722 (f)
650,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	648,260
1,000,000	Florida Development Finance Corp. Revenue Refunding (Brightline Florida Passenger Rail Expansion Project), Series 2024, 5.50%, due 7/1/2053	1,009,924
450,000	Florida State Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc. Project), Series 2015-A, 6.00%, due 6/15/2035	451,604 (f)
125,000	Florida State Housing Finance Corp. Revenue, Series 2015-1, (FHLMC), (FNMA), (GNMA), 3.75%, due 7/1/2035	124,286
500,000	Lee County Airport Revenue, Series 2024, 5.25%, due 10/1/2054	521,718
950,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	789,190
500,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	489,232 (f)
		4,512,436
Georgia 3.3%
300,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	307,367 (f)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Georgia – cont'd
$965,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2025-A, 5.00%, due 6/1/2055 Putable 6/1/2032	$1,030,914 (h)
700,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	743,757
		2,082,038
Hawaii 0.4%
250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue Refunding, Series 2015-A, 5.00%, due 1/1/2035	237,277 (f)
Idaho 0.2%
100,000	Idaho Health Facilities Authority Revenue Refunding (St. Lukes Health System), (LOC: U.S. Bank N.A.), Series 2018-C, 1.65%, due 3/1/2048	100,000 (g)
Illinois 1.6%
200,000	Chicago O'Hare International Airport Special Facility Revenue (Trips Obligated Group), Series 2018, 5.00%, due 7/1/2048	200,547
400,000	Illinois Finance Authority Charter School Revenue (Intrinsic School-Belmont School Project), Series 2015-A, 5.75%, due 12/1/2035	402,984 (f)
425,000	Illinois Finance Authority Revenue Refunding (Rosalind Franklin University of Medicine & Science), Series 2017-A, 5.00%, due 8/1/2047	425,645
		1,029,176
Indiana 2.2%
650,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	579,694
750,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	799,500
		1,379,194
Kentucky 2.7%
405,000	Kentucky Economic Development Finance Authority (Senior Next Generation Information Highway Project), Series 2015-A, 4.00%, due 7/1/2029	405,081
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	504,675
900,000	Kentucky Municipal Power Agency Power System Revenue Refunding (Prairie Saint Project), Series 2019-A, 4.00%, due 9/1/2045	804,245
		1,714,001
Louisiana 1.0%
248,821	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	229,982 (f)
400,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	392,653 (f)
		622,635
Maine 0.8%
1,000,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	324,768 (c)(f)
200,000	Maine State Finance Authority Solid Waste Disposal Revenue (Casella Waste System Project), Series 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	200,947 (f)
		525,715
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Maryland 0.6%
	Baltimore Special Obligation Revenue Refunding Senior Lien (Harbor Point Project)
$250,000	Series 2019-A, 3.63%, due 6/1/2046	$205,702 (f)
200,000	Series 2022, 5.00%, due 6/1/2051	200,055
		405,757
Massachusetts 0.9%
	Massachusetts State Education Financing Authority Revenue
250,000	Series 2023-B, 4.25%, due 7/1/2044	243,492
350,000	Series 2023-C, 5.00%, due 7/1/2053	351,849
		595,341
Minnesota 1.2%
500,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project), Series 2015-A, 5.25%, due 7/1/2050	447,206
300,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Twin Cities Academy Project), Series 2015-A, 5.00%, due 7/1/2035	300,204
		747,410
Mississippi 1.6%
800,000	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project), Series 2010-G, 1.78%, due 11/1/2035	800,000 (g)
255,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	239,740 (f)
		1,039,740
Montana 1.1%
1,000,000	Gallatin County Industrial Development Revenue (Bozeman Fiber Project), Series 2021-A, 4.00%, due 10/15/2051	695,371 (f)
Nevada 0.8%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	500,157 (f)
New Hampshire 1.0%
750,000	New Hampshire Business Finance Authority Revenue Refunding (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	636,858 (f)
New Jersey 1.8%
1,000,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue Refunding, Series 2024-AA, 5.25%, due 6/15/2041	1,123,517
New Mexico 0.7%
425,000	New Mexico Finance Authority Revenue (Enchantment Water LLC Project), Series 2024, 8.25%, due 12/1/2045	428,180 (f)
New York 8.3%
	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds)
650,000	(LOC: State Street B&T Co.), Series 2010-DD3B, 1.55%, due 6/15/2043	650,000 (g)
300,000	Series 2022-DD, 1.85%, due 6/15/2033	300,000 (g)
100,000	New York General Obligation, (LOC: Bank of Montreal), Series 2022-A-3, 1.85%, due 9/1/2049	100,000 (g)
670,000	New York General Obligation Refunding, (LOC: Bank of NY Mellon), Series 2011-DD3A, 1.75%, due 10/1/2039	670,000 (g)
325,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2018, 5.00%, due 1/1/2028	336,849
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$200,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc., John F. Kennedy International Airport Project), Series 2021, 3.00%, due 8/1/2031	$187,424
200,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	217,810 (f)
1,000,000	Onondaga Civic Development Corp. Revenue Refunding (Crouse Health Hospital, Inc.), Series 2024-A, 5.38%, due 8/1/2054	913,264
500,000	Triborough Bridge & Tunnel Authority Revenue, Series 2025-A, 5.50%, due 12/1/2059	550,476
500,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	489,429 (f)
420,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	428,243
420,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2039	425,758
		5,269,253
North Carolina 1.1%
700,000	Charlotte-Mecklenburg Hospital Authority Revenue Refunding (Atrium Health), (LOC: Royal Bank of Canada), Series 2021-E, 1.80%, due 1/15/2042	700,000 (g)
Ohio 4.6%
450,000	Akron Bath Copley Joint Township Hospital District Revenue Refunding (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2035	440,523
750,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Series 2020-B-2, 5.00%, due 6/1/2055	674,576
710,000	Cleveland-Cuyahoga County Port Authority Tax Increment Finance Revenue Refunding (Senior-Flats East Bank Project), Series 2021-A, 4.00%, due 12/1/2055	580,092 (f)
500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	466,812 (f)
750,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	731,590
		2,893,593
Oregon 0.6%
500,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	358,297
Pennsylvania 2.2%
750,000	Pennsylvania Economic Development Financing Authority Revenue (Bridges Finco LP), Series 2016, 5.00%, due 12/31/2038	758,174
500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	505,419
400,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	120,000 (c)(f)
		1,383,593
Puerto Rico 3.2%
	Puerto Rico Commonwealth General Obligation (Restructured)
74,376	Series 2021-A, 0.00%, due 7/1/2033	51,806
32,139	Series 2021-A1, 5.38%, due 7/1/2025	32,343
63,784	Series 2021-A1, 5.63%, due 7/1/2027	66,491
62,750	Series 2021-A1, 5.63%, due 7/1/2029	67,334
60,948	Series 2021-A1, 5.75%, due 7/1/2031	67,529
57,794	Series 2021-A1, 4.00%, due 7/1/2033	57,469
51,950	Series 2021-A1, 4.00%, due 7/1/2035	51,451
44,586	Series 2021-A1, 4.00%, due 7/1/2037	43,575
60,620	Series 2021-A1, 4.00%, due 7/1/2041	57,263
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Puerto Rico – cont'd
$813,045	Series 2021-A1, 4.00%, due 7/1/2046	$730,745
1,500,000	Puerto Rico Electric Power Authority Revenue, Series 2012-A, 5.00%, due 7/1/2042	727,500 (c)
100,000	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue Refunding (Hospital Auxilio Mutuo Obligation Group Project), Series 2021, 5.00%, due 7/1/2034	105,950
		2,059,456
Rhode Island 2.1%
1,300,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2054	1,356,153
South Carolina 1.2%
500,000	Lancaster County Assessment Revenue Refunding (Walnut Creek Improvement District), Series 2016-A-1, 5.00%, due 12/1/2031	500,171
150,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	158,237
300,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	45,000 (c)(f)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	41,150 #(c)(d)(e)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	50,000 (c)(f)
		794,558
Tennessee 2.3%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	426,859
1,000,000	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC), Series 2024-A1, 5.25%, due 6/1/2056	1,006,743 (f)
		1,433,602
Texas 9.3%
750,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	744,726
500,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD), 2.75%, due 2/15/2052	343,843
95,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-A, 4.75%, due 5/1/2038	94,999
495,000	Harris County Municipal Utility District No. 489 General Obligation, Series 2023, (AGM), 4.00%, due 9/1/2036	496,354
	Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Refunding
755,000	Series 2022-B, 4.00%, due 12/1/2039	697,550
1,000,000	Series 2022-B, 4.00%, due 12/1/2040	909,778
1,100,000	Houston Airport System Revenue (United Airlines, Inc.), Series 2024-B, 5.50%, due 7/15/2039	1,179,456
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy), Series 2019-A, 5.00%, due 8/15/2049	476,236 (f)
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	165,000 (c)
500,000	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue (NCCD-College Station Properties LLC), Series 2015-A, 5.00%, due 7/1/2047	500,000 (c)
300,000	Port of Beaumont Navigation District Revenue (Jefferson Gulf Coast Energy Project), Series 2024-A, 5.25%, due 1/1/2054	306,764 (f)
		5,914,706
Utah 2.2%
100,000	Utah County Revenue (IHC Health Services, Inc.), (LOC: TD Bank N.A.), Series 2018-C, 1.45%, due 5/15/2058	100,000 (g)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Utah – cont'd
	Utah Infrastructure Agency Telecommunication Revenue
$600,000	Series 2019-A, 4.00%, due 10/15/2036	$582,685
1,000,000	Series 2021-A, 3.00%, due 10/15/2045	727,194
		1,409,879
Vermont 1.1%
500,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	508,633 (f)
165,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2028	165,596
		674,229
West Virginia 3.4%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,657,202
500,000	Series 2023-B, (AGM), 5.38%, due 9/1/2053	534,045
		2,191,247
Wisconsin 4.9%
300,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	300,716 (f)
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	417,253 (f)
385,456	Public Finance Authority Revenue (Goodwill Industries of Southern Nevada Project), Series 2015-A, 5.50%, due 12/1/2038	355,560
481,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	481,218 (f)
	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project)
500,000	Series 2021, 4.00%, due 7/1/2041	450,142
500,000	Series 2021, 4.25%, due 7/1/2054	416,786
200,000	Saint Croix Chippewa Indians of Wisconsin Revenue Refunding, Series 2021, 5.00%, due 9/30/2041	180,956 (f)
500,000	Wisconsin Health & Educational Facilities Authority Revenue (Chiara Housing & Services, Inc. Project), Series 2024, 6.00%, due 7/1/2060	509,102
		3,111,733
Total Municipal Notes (Cost $69,093,381)		63,895,563
Total Investments 100.6% (Cost $69,158,500)		63,895,698
Liabilities Less Other Assets (0.6)%		(376,211)
Net Assets 100.0%		$63,519,487

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2025 and changes periodically.
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	Defaulted security.
(d)	Value determined using significant unobservable inputs.
(e)
Security fair valued as of January 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2025 amounted to $41,291, which represents
0.1% of net assets of the Fund.

(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $19,741,715, which represents 31.1% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
(g)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2025.

(h)	When-issued security. Total value of all such securities at January 31, 2025 amounted to $1,030,914, which represents 1.6% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $41,291, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2025	Fair Value Percentage of Net Assets as of 1/31/2025
California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project)	1/17/2019	$166,095	$6	0.0%
Rialto Bioenergy Facility LLC	11/21/2023-1/31/2024	6,804	135	0.0%
Rialto Bioenergy Facility LLC	11/30/2023-5/29/2024	58,315	—	0.0%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	482,708	41,150	0.1%
Total		$713,922	$41,291	0.1%
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s  investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3 (a)	Total
Investments:
Loan Assignments#	$—	$—	$135	$135
Municipal Notes
California	—	6,552,044	6	6,552,050
South Carolina	—	753,408	41,150	794,558
Other Municipal Notes#	—	56,548,955	—	56,548,955
Total Municipal Notes	—	63,854,407	41,156	63,895,563
Total Investments	$—	$63,854,407	$41,291	$63,895,698

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2025
Investments in Securities:
Loan Assignments(1)	$7	$—	$—	$(1)	$—	$(6)	$—	$—	$—	$(1)
Municipal Notes(1)	65	—	1	(4)	—	(21)	—	—	41	(4)
Total	$72	$—	$1	$(5)	$—	$(27)	$—	$—	$41	$(5)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$41,156	Market Approach	Recovery Value (of Par Value)	0.0% - 8.2%	8.2%	Increase
Loan Assignments	135	Market Approach	Recovery Value (of Par Value)	0.0% - 2.0%	2.0%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)
January 31, 2025

Principal Amount		Value
Municipal Notes 98.9%
Alabama 0.8%
$565,000	Fort Payne City General Obligation (School Warrants), Series 2018-B, (AGM), 5.00%, due 5/1/2027	$590,721
Arizona 0.6%
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	482,482 (a)
Arkansas 3.0%
550,000	Benton Washington Regional Public Water Authority Revenue Green Bond, Series 2022, (BAM), 4.00%, due 10/1/2033	560,857
1,370,000	Pulaski County Revenue (Arkansas Children's Hospital), Series 2023, 5.25%, due 3/1/2053	1,449,660
315,000	Russellville Water & Sewer Revenue, Series 2018, (AGM), 4.00%, due 7/1/2028	316,466
		2,326,983
California 0.3%
200,000	California Infrastructure & Economic Development Bank Revenue (Brightline West Passenger Rail Project), Series 2020-A4, 8.00%, due 1/1/2050 Putable 8/15/2025	205,972 (a)
District of Columbia 1.0%
775,000	District of Columbia Revenue Refunding (Gallaudet University), Series 2021-A, 5.00%, due 4/1/2051	792,165
Florida 4.1%
750,000	Florida Development Finance Corp. Revenue Refunding (Brightline Florida Passenger Rail Expansion Project), Series 2024, 5.50%, due 7/1/2053	757,443
1,225,000	Miami-Dade County (Building Better Community Program), Series 2015-D, 5.00%, due 7/1/2026	1,262,406
1,000,000	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project), Series 2021, (BAM), 5.00%, due 10/1/2034	1,094,813
		3,114,662
Georgia 2.1%
520,000	Gainesville & Hall County Hospital Authority Revenue (Northeast Georgia Health System, Inc.), Series 2024, 5.00%, due 10/15/2030	571,172
1,000,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding, Series 2016-B, 5.00%, due 7/1/2035 Pre-Refunded 7/1/2026	1,030,474
		1,601,646
Illinois 6.8%
	Cook County Community Consolidated School District No. 21 General Obligation (Wheeling School Building)
1,000,000	Series 2019-A, (AGM), 4.00%, due 12/1/2035	1,011,467
880,000	Series 2020-A, (BAM), 5.00%, due 12/1/2030	944,526
	Illinois State General Obligation
670,000	Series 2016, 4.00%, due 1/1/2031	671,344
600,000	Series 2023-B, 5.00%, due 5/1/2028	632,074
	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds)
650,000	Series 2023-A, 5.00%, due 1/1/2033	702,873
1,275,000	Series 2023-A, 4.00%, due 1/1/2042	1,266,776
		5,229,060
Indiana 4.5%
895,000	Anderson School Building Corp. (First Mortgage), Series 2018, (ST INTERCEPT), 5.00%, due 1/15/2026	910,814
1,000,000	Indiana Finance Authority Revenue (Indiana University Health), Series 2023-A, 5.00%, due 10/1/2053	1,051,081
400,000	IPS Multi-School Building Corp. Revenue, Series 2024, (ST INTERCEPT), 5.00%, due 7/15/2039	437,719
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Indiana – cont'd
$1,000,000	Northern Indiana Commuter Transportation District Revenue, Series 2024, 5.00%, due 1/1/2054	$1,043,964
		3,443,578
Iowa 1.4%
1,000,000	Des Moines Metropolitan Wastewater Reclamation Authority Revenue, Series 2024-B, 5.00%, due 6/1/2037	1,099,098
Kentucky 6.5%
	Breathitt County School District Finance Corp. Revenue
210,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2027	202,236
835,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2029	768,765
900,000	Daviess County School District Finance Corp. Revenue, Series 2021-A, (ST INTERCEPT), 2.00%, due 12/1/2031	779,209
650,000	Green County School District Finance Corp., Series 2021, (ST INTERCEPT), 2.00%, due 10/1/2026	630,941
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	504,675
1,000,000	Logan-Todd Regional Water Commission Revenue Refunding, Series 2016-A, (AGM), 5.00%, due 7/1/2028	1,029,448
1,000,000	Warren County School District General Obligation, Series 2024, (ST INTERCEPT), 5.00%, due 12/1/2029	1,088,178
		5,003,452
Louisiana 3.1%
	Natchitoches Parish School District No. 9 General Obligation
505,000	Series 2018, (AGM), 5.00%, due 3/1/2027	524,643
755,000	Series 2018, (AGM), 5.00%, due 3/1/2028	796,373
1,000,000	Rapides Parish Consolidated School District No. 62 General Obligation, Series 2024, (BAM), 5.00%, due 3/1/2043	1,062,179
		2,383,195
Maine 0.2%
400,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	129,907 (a)(b)
Michigan 9.7%
1,000,000	Dearborn General Obligation (Sewer), Series 2018, 4.00%, due 4/1/2033	1,025,169
	Detroit General Obligation
500,000	Series 2021-A, 4.00%, due 4/1/2040	475,484
250,000	Series 2023-C, 6.00%, due 5/1/2043	278,747
70,000	Fowlerville Community School District Refunding General Obligation, Series 2022, (Q-SBLF), 4.00%, due 5/1/2033	73,476
	Kent Hospital Finance Authority Revenue (Mary Free Bed Rehabilitation Hospital)
105,000	Series 2021-A, 5.00%, due 4/1/2028	109,979
1,015,000	Series 2021-A, 4.00%, due 4/1/2033	1,034,341
500,000	Livonia Public School District General Obligation, Series 2016, (AGM), 5.00%, due 5/1/2028	513,257
750,000	Michigan State Housing Development Authority Revenue (Non Ace), Series 2016-B, 2.50%, due 12/1/2026	728,137
290,000	Michigan State Housing Development Authority Revenue Refunding, Series 2018-B, 3.15%, due 4/1/2028	288,210
1,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	998,416
	Trenton Public School District General Obligation (School Building & Site)
785,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2036	823,004
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Michigan – cont'd
$1,025,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2039	$1,065,926
		7,414,146
Minnesota 2.5%
	Duluth Economic Development Authority Revenue Refunding (Saint Luke's Hospital of Duluth)
310,000	Series 2022-A, 5.00%, due 6/15/2027	322,726
410,000	Series 2022-A, 5.00%, due 6/15/2028	433,169
	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group)
250,000	Series 2024, 5.00%, due 1/1/2036	281,417
600,000	Series 2024, 5.25%, due 1/1/2054	638,975
210,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	205,182 (a)
		1,881,469
Mississippi 1.0%
730,000	Gulfport Revenue (Memorial Hospital At Gulfport), Series 2025, 5.00%, due 7/1/2032	791,165
Missouri 3.5%
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Refunding (Combined Lien Mass Transit Sales Tax Appropriation), Series 2019, 4.00%, due 10/1/2036	1,015,553
	Saint Louis School District General Obligation
510,000	Series 2023, (AGM), 5.00%, due 4/1/2035	567,157
1,000,000	Series 2023, (AGM), 5.00%, due 4/1/2039	1,080,318
		2,663,028
New Hampshire 1.7%
	New Hampshire Business Finance Authority Revenue (Pennichuck Water Works, Inc.)
250,000	Series 2024-A, 5.50%, due 4/1/2043	260,431
300,000	Series 2024-A, 5.38%, due 4/1/2049	305,658
325,000	Series 2024-A, 5.50%, due 4/1/2054	331,274
400,000	Series 2024-A, 5.63%, due 4/1/2059	410,756
		1,308,119
New Jersey 1.1%
185,000	New Jersey State Economic Development Authority Revenue (Social Bonds), Series 2021-QQQ, 5.00%, due 6/15/2025	186,412
100,000	New Jersey State Transportation Trust Fund Authority Revenue Refunding, Series 2021-A, 5.00%, due 6/15/2031	111,198
500,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2031	543,082
		840,692
New Mexico 0.6%
425,000	New Mexico Finance Authority Revenue (Enchantment Water LLC Project), Series 2024, 8.25%, due 12/1/2045	428,180 (a)
New York 11.4%
250,000	Buffalo Sewer Authority Environmental Impact Revenue (Green Bond), Series 2021, 1.75%, due 6/15/2049	190,330 (c)
200,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	196,174 (a)
1,955,000	Metropolitan Transportation Authority Revenue, (LOC: Barclays Bank PLC), Series 2015-E1, 1.85%, due 11/15/2050	1,955,000 (d)
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$150,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	$150,140
1,090,000	New York City Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds), Series 2021-F-1, (FHA), 1.25%, due 5/1/2029	956,577
	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds)
175,000	(LOC: Mizuho Bank Ltd.), Series 2022-BB, 1.85%, due 6/15/2044	175,000 (d)
700,000	(LOC: State Street B&T Co.), Series 2010-DD3B, 1.55%, due 6/15/2043	700,000 (d)
400,000	(LOC: U.S. Bank N.A.), Series 2010-DD3A, 1.55%, due 6/15/2043	400,000 (d)
400,000	Series 2022-DD, 1.85%, due 6/15/2033	400,000 (d)
700,000	New York City Transitional Finance Authority Revenue (Future Tax Secured), (LOC: Barclays Bank PLC), Series 2019-C-4, 1.85%, due 11/1/2044	700,000 (d)
	New York General Obligation
270,000	(LOC: U.S. Bank N.A.), Series 2008-L4, 1.55%, due 4/1/2038	270,000 (d)
300,000	Series 2012-2, 1.85%, due 4/1/2042	300,000 (d)
830,000	New York General Obligation Refunding, (LOC: Bank of NY Mellon), Series 2011-DD3A, 1.75%, due 10/1/2039	830,000 (d)
1,000,000	New York State Dormitory Authority Revenue (Financing Program), Series 2023-A, (AGM), (ST AID WITHHLDG), 5.00%, due 10/1/2036	1,100,522
500,000	Onondaga Civic Development Corp. Revenue Refunding (Crouse Health Hospital, Inc.), Series 2024-A, 5.13%, due 8/1/2044	466,231
		8,789,974
North Carolina 0.2%
175,000	Scotland County Revenue, Series 2018, 5.00%, due 12/1/2026	180,772
Ohio 1.4%
520,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2036	505,713
400,000	Cuyahoga Metropolitan Housing Authority Revenue, Series 2021, (2045 Initiative Project), (HUD), 2.00%, due 12/1/2031	341,366
250,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	233,406 (a)
		1,080,485
Oklahoma 3.8%
770,000	Johnston County Educational Facility Authority Lease Revenue (Tishomingo Public School Project), Series 2022, 4.00%, due 9/1/2030	788,223
650,000	Lincoln County Education Facility Authority Education Facilities Lease Revenue (Stroud Public School Project), Series 2016, 5.00%, due 9/1/2027	668,233
395,000	Oklahoma County Finance Authority Revenue (Choctaw-Nicoma Park Public Schools Project), Series 2023, 5.00%, due 9/1/2032	435,540
1,000,000	Oklahoma County Finance Authority Revenue (Midwest City-Del Public Schools Project), Series 2004, (BAM), 5.00%, due 10/1/2044	1,062,136
		2,954,132
Pennsylvania 6.5%
	Allegheny County Sanitary Authority Revenue
290,000	Series 2018, 5.00%, due 6/1/2030	310,150
565,000	Series 2018, 5.00%, due 6/1/2032	602,486
800,000	General Authority of Southcentral Pennsylvania Revenue Refunding (Wellspan Health Obligated Group), (LOC: U.S. Bank N.A.), Series 2019-E, 1.65%, due 6/1/2035	800,000 (d)
	Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue
1,000,000	Series 2018-127B, 2.85%, due 4/1/2026	990,320
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Pennsylvania – cont'd
$650,000	Series 2019-131A, 1.75%, due 4/1/2025	$647,869
1,500,000	Redevelopment Authority of the City of Philadelphia Revenue Refunding, Series 2025-A, 5.00%, due 4/15/2030	1,636,497
		4,987,322
Puerto Rico 0.6%
	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project)
100,000	Series 2021, 5.00%, due 7/1/2035	105,463
200,000	Series 2021, 4.00%, due 7/1/2036	188,259
200,000	Series 2021, 4.00%, due 7/1/2038	186,103
		479,825
South Carolina 3.5%
	Dillon County School Facility Corp. Certificate of Participation Refunding
1,175,000	Series 2020, 5.00%, due 12/1/2026	1,213,756
445,000	Series 2020, 5.00%, due 12/1/2027	466,563
150,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	22,500 (a)(b)
175,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	14,403 #(b)(e)(f)
1,000,000	South Carolina State Housing Finance & Development Authority Revenue (573 Meeting Street Project), Series 2024, (HUD), 3.00%, due 4/1/2043 Putable 4/1/2027	990,572
		2,707,794
Tennessee 0.3%
235,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019, 3.25%, due 7/1/2032	227,145
Texas 8.8%
780,000	Anna Independent School District General Obligation, Series 2023, (PSF-GTD), 4.13%, due 2/15/2053	752,254
1,000,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	979,302
625,000	Hidalgo County Regional Mobility Authority Revenue Toll & Vehicle Registration Junior Lien Refunding, Series 2022-B, 4.00%, due 12/1/2038	582,929
450,000	Klein Independent School District Refunding General Obligation (School House), Series 2015-A, (PSF-GTD), 4.00%, due 8/1/2029	451,880
	Texas Water Development Board Revenue (Master Trust)
795,000	Series 2020, 4.00%, due 10/15/2031	830,733
1,000,000	Series 2022, 5.00%, due 10/15/2047	1,069,348
1,015,000	Weslaco General Obligation Refunding, Series 2017, (AGM), 5.00%, due 8/15/2027	1,061,712
1,000,000	Ysleta Independent School District General Obligation (School Building), Series 2017-B, (PSF-GTD), 5.00%, due 8/15/2041	1,019,149
		6,747,307
Utah 0.6%
410,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2024, 5.25%, due 10/15/2039	438,340
Washington 2.0%
1,000,000	Discovery Clean Water Alliance Sewer Revenue, Series 2022, 5.00%, due 12/1/2037	1,097,162
472,305	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	441,133
		1,538,295
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
West Virginia 5.3%
$500,000	West Virginia Hospital Finance Authority Revenue (Improvement West Virginia University Health System Obligated Group), Series 2018-A, 5.00%, due 6/1/2052	$506,737
650,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	687,727
500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, 6.00%, due 9/1/2053	552,401
700,000	West Virginia Hospital Finance Authority Revenue (West Virginia University Health Systems), Series 2017-A, 5.00%, due 6/1/2035	717,360
600,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2035	619,379
990,000	West Virginia Water Development Authority Revenue Refunding (Loan Program), Series 2018-A-IV, 5.00%, due 11/1/2036	1,024,518
		4,108,122
Total Investments 98.9% (Cost $77,972,899)		75,969,233
Other Assets Less Liabilities 1.1%		870,492
Net Assets 100.0%		$76,839,725

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $1,903,803, which represents 2.5% of net assets of the Fund.

(b)	Defaulted security.
(c)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2025.

(d)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2025.

(e)	Value determined using significant unobservable inputs.
(f)
Security fair valued as of January 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2025 amounted to $14,403, which represents
0.0% of net assets of the Fund.

#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $14,403, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2025	Fair Value Percentage of Net Assets as of 1/31/2025
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018	$171,218	$14,403	0.0%
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s  investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3 (a)	Total
Investments:
Municipal Notes
South Carolina	$—	$2,693,391	$14,403	$2,707,794
Other Municipal Notes#	—	73,261,439	—	73,261,439
Total Municipal Notes	—	75,954,830	14,403	75,969,233
Total Investments	$—	$75,954,830	$14,403	$75,969,233

#	The Schedule of Investments provides information on the state/territory categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2025
Investments in Securities:
Municipal Notes(1)	$14	$—	$—	$—	$—	$—	$—	$—	$14	$—
Total	$14	$—	$—	$—	$—	$—	$—	$—	$14	$—

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$14,403	Market Approach	Recovery Value (of Par Value)	8.2%	8.2%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)
January 31, 2025

Principal Amount		Value
Municipal Notes 99.1%
Alabama 2.1%
$330,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	$330,981
2,000,000	Black Belt Energy Gas District Revenue, Series 2024-D, 5.00%, due 3/1/2055 Putable 11/1/2034	2,136,606
1,380,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,487,054
		3,954,641
Arizona 0.2%
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	482,482 (a)
Arkansas 0.7%
790,000	Mountain Home Arkansas Sales & Use Tax Revenue, Series 2021-B, 2.00%, due 9/1/2038	578,719
800,000	Searcy City Sales & Use Tax Revenue, Series 2024, 5.00%, due 11/1/2029	862,085
		1,440,804
California 4.3%
1,000,000	California Community Choice Financing Authority Revenue (Clean Energy), Series 2024-B, 5.00%, due 1/1/2055 Putable 12/1/2032	1,054,235
1,394,207	California Housing Finance Agency Municipal Certificate, Series 2019-2, 4.00%, due 3/20/2033	1,395,000
300,000	California Municipal Finance Authority Revenue (Northbay Healthcare Group), Series 2017-A, 5.25%, due 11/1/2036	303,216
485,000	Contra Costa County Redevelopment Agency Successor Agency Tax Allocation Refunding, Series 2017-A, (BAM), 5.00%, due 8/1/2032	507,353
	Fresno Joint Power Financing Authority Lease Revenue Refunding (Master Lease Project)
115,000	Series 2017-A, (AGM), 5.00%, due 4/1/2027	120,570
280,000	Series 2017-A, (AGM), 5.00%, due 4/1/2032	290,546
890,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2024-C, 5.00%, due 7/1/2036	984,795
3,600,000	Nuveen California AMT-Free Quality Municipal Income Fund Revenue, Series 2017-A, 2.70%, due 10/1/2047	3,600,000 (a)(b)
50,000	San Francisco City & County Redevelopment Agency Successor Agency Refunding (Community Facilities District No. 6), Series 2023, (AGM), 5.25%, due 8/1/2042	55,199
		8,310,914
Colorado 1.8%
	Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond Program)
200,000	(LOC: Bank of America N.A.), Series 2008-A-12, 1.85%, due 2/1/2038	200,000 (b)
100,000	(LOC: TD Bank N.A.), Series 2011, 1.85%, due 7/1/2041	100,000 (b)
400,000	Colorado State Certificate of Participation (Health Sciences Facilities), Series 2024-A, 5.00%, due 11/1/2053	422,881
945,000	Colorado State Educational & Cultural Facility Authority Revenue Refunding (Alexander Dawson School Project), Series 2016, 5.00%, due 5/15/2025	949,271
810,000	Denver City & County School District No. 1 General Obligation, Series 2025-A, (ST AID WITHHLDG), 5.25%, due 12/1/2041	924,759
340,000	Denver Health & Hospital Authority Healthcare Revenue Refunding, Series 2019-A, 4.00%, due 12/1/2037	325,714
450,000	Westminster Public Schools Certificate of Participation, Series 2019, (AGM), 5.00%, due 12/1/2030	478,800
		3,401,425
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Connecticut 1.0%
$705,000	Bridgeport Refunding General Obligation, Series 2024-A, (BAM), 5.00%, due 7/1/2031	$783,855
600,000	Connecticut State Special Tax Revenue Refunding, Series 2024-B, 5.00%, due 7/1/2029	653,194
430,000	Meriden City General Obligation, Series 2020-B, 3.00%, due 7/1/2031	420,558
		1,857,607
Delaware 1.7%
3,000,000	Delaware State General Obligation, Series 2023-A, 5.00%, due 5/1/2028	3,213,132
District of Columbia 1.5%
1,850,000	District of Columbia General Obligation, Series 2019-A, 5.00%, due 10/15/2036	1,975,311
785,000	Washington Convention & Sports Authority Revenue, Series 2021-A, 5.00%, due 10/1/2027	826,512
		2,801,823
Florida 3.0%
700,000	Cape Coral Special Obligation Revenue Refunding, Series 2015, 4.00%, due 10/1/2030	705,421
525,000	Cityplace Community Development District Special Assessment Revenue Refunding, Series 2012, 5.00%, due 5/1/2026	530,448
200,000	JEA Water & Sewer System Revenue Refunding, (LOC: U.S. Bank N.A.), Series 2008-A-1, 1.65%, due 10/1/2038	200,000 (b)
2,000,000	Miami-Dade County General Obligation Refunding, Series 2015-B, 4.00%, due 7/1/2032	2,000,293
480,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.00%, due 5/1/2029	462,760
500,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	489,232 (a)
	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project)
350,000	Series 2021, (BAM), 5.00%, due 10/1/2034	383,185
300,000	Series 2021, (BAM), 5.00%, due 10/1/2035	327,411
250,000	Series 2021, (BAM), 5.00%, due 10/1/2036	271,997
300,000	Series 2021, (BAM), 5.00%, due 10/1/2037	324,865
		5,695,612
Georgia 4.3%
5,000,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2024-B, 5.00%, due 12/1/2054 Putable 3/1/2032	5,337,818
2,500,000	Monroe County Development Authority PCR Revenue (Georgia Power Co. Plant-Scherer Project), Series 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,359,474
	Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project M Bonds)
345,000	Series 2019-A, 5.00%, due 1/1/2032	362,825
100,000	Series 2019-A, 5.00%, due 1/1/2033	104,987
		8,165,104
Idaho 0.3%
500,000	Idaho Health Facilities Authority Revenue Refunding (St. Lukes Health System), (LOC: U.S. Bank N.A.), Series 2018-C, 1.65%, due 3/1/2048	500,000 (b)
Illinois 12.7%
170,000	Bureau County Township High School District No. 502 General Obligation, Series 2017-A, (BAM), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	180,087
200,000	Chicago Refunding General Obligation, Series 2020-A, 5.00%, due 1/1/2026	202,181
	Cook County Sales Tax Revenue Refunding
4,340,000	Series 2021-A, 5.00%, due 11/15/2031	4,760,856
1,415,000	Series 2021-A, 5.00%, due 11/15/2032	1,547,093
735,000	Illinois Finance Authority Revenue (Government Program-Brookfield Lagrange Park School District No. 95 Project), Series 2018, 4.00%, due 12/1/2038	737,474
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
	Illinois Finance Authority Revenue (Government Program-E Prairie School District No. 73 Project)
$1,065,000	Series 2018, (BAM), 5.00%, due 12/1/2029	$1,125,849
20,000	Series 2018, (BAM), 4.00%, due 12/1/2042	19,751
300,000	Illinois Finance Authority Revenue (University of Chicago Medical Center), (LOC: TD Bank N.A.), Series 2010-B, 1.80%, due 8/1/2044	300,000 (b)
	Illinois State Finance Authority Revenue (Downers Grove Community High School District No. 99 Project)
1,000,000	Series 2019, 4.00%, due 12/15/2030	1,020,500
1,000,000	Series 2019, 4.00%, due 12/15/2031	1,017,647
	Illinois State General Obligation
3,580,000	Series 2017-D, 5.00%, due 11/1/2027	3,745,660
2,185,000	Series 2017-D, 5.00%, due 11/1/2028	2,283,811
1,800,000	Series 2020, 5.75%, due 5/1/2045	1,946,027
	Peoria School District No. 150 General Obligation Refunding
395,000	Series 2020-A, (AGM), 4.00%, due 12/1/2026	402,408
1,785,000	Series 2020-A, (AGM), 4.00%, due 12/1/2027	1,819,405
975,000	Series 2020-A, (AGM), 4.00%, due 12/1/2028	993,004
585,000	Sales Tax Securitization Corp. Revenue Refunding, Series 2017-A, 5.00%, due 1/1/2028	615,422
530,000	Sales Tax Securitization Corp. Revenue Refunding Second Lien, Series 2020-A, 5.00%, due 1/1/2026	539,546
1,060,000	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds), Series 2023-A, 4.00%, due 1/1/2042	1,053,163
		24,309,884
Indiana 2.0%
890,000	Fairfield School Building Corp. Revenue, Series 2021, (ST INTERCEPT), 3.00%, due 7/15/2028	872,846
500,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	445,919
	Indiana State Housing & Community Development Authority Single Family Mortgage Revenue
795,000	Series 2019-B, (FHLMC), (FNMA), (GNMA), 2.40%, due 7/1/2034	674,759
295,000	Series 2020-B-1, (GNMA), 1.60%, due 1/1/2031	255,010
515,000	Indiana State Municipal Power Agency Revenue Refunding , Series 2016-C, 5.00%, due 1/1/2027	529,288
1,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	1,066,000
		3,843,822
Iowa 1.2%
1,050,000	Iowa Higher Education Loan Authority Revenue (Private College Des Moines University Project), Series 2020, 5.00%, due 10/1/2027	1,094,386
705,000	Iowa State Finance Authority Single Family Mortgage Revenue, Series 2021-B, (FHLMC), (FNMA), (GNMA), 1.85%, due 7/1/2032	590,293
640,000	Iowa State Finance Authority Single Family Mortgage Revenue (Non Ace-Mortgage-Backed Security Program), Series 2017-C, (FHLMC), (FNMA), (GNMA), 2.30%, due 1/1/2026	630,364
		2,315,043
Kansas 0.7%
	Wichita Sales Tax Special Obligation Revenue (River District Stadium Star Bond Project)
305,000	Series 2018, 5.00%, due 9/1/2025	308,590
1,085,000	Series 2018, 5.00%, due 9/1/2027	1,141,024
		1,449,614
Kentucky 0.5%
	Kentucky State Property & Building Commission Revenue (Project No.128)
785,000	Series 2023-A, 5.00%, due 11/1/2035	887,793
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Kentucky – cont'd
$120,000	Series 2023-A, 5.50%, due 11/1/2043	$134,669
		1,022,462
Louisiana 0.4%
50,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.00%, due 7/1/2037	55,041
750,000	Saint John the Baptist Parish LA Revenue Refunding (Marathon Oil Corp. Project), Subseries 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	740,889
		795,930
Maryland 1.9%
100,000	Maryland Health & Higher Educational Facilities Authority Revenue Refunding (University of Maryland Medical System), (LOC: TD Bank N.A.), Series 2008-D, 1.85%, due 7/1/2041	100,000 (b)
1,825,000	Maryland State Housing & Community Development Administration Department Revenue Refunding, Series 2020-D, 1.95%, due 9/1/2035	1,439,373
1,840,000	Montgomery County General Obligation, Series 2019-A, 5.00%, due 11/1/2029	2,022,871
		3,562,244
Massachusetts 3.1%
2,180,000	Commonwealth of Massachusetts General Obligation, Series 2024-A, 5.00%, due 1/1/2035	2,516,679
2,200,000	Commonwealth of Massachusetts Transportation Fund Revenue (Rail Enhancement Program), Series 2022-B, 5.00%, due 6/1/2052	2,317,320
1,100,000	Massachusetts Development Finance Agency Revenue Refunding, Series 2021-G, 5.00%, due 7/1/2050	1,133,467
		5,967,466
Michigan 1.2%
730,000	Michigan State Housing Development Authority Revenue, Series 2016-B, 2.30%, due 6/1/2025	725,917
	Walled Lake Consolidated School District
690,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2032	756,585
675,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2033	736,942
		2,219,444
Minnesota 1.1%
1,500,000	Minnesota State General Obligation Refunding, Series 2023-D, 5.00%, due 8/1/2031	1,692,157
400,000	Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding (Fairview Health Services Obligated Group), Series 2017-A, 4.00%, due 11/15/2043	356,401
		2,048,558
Mississippi 0.7%
1,025,000	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project), Series 2010-G, 1.78%, due 11/1/2035	1,025,000 (b)
325,000	Mississippi State General Obligation Refunding, Series 2015-C, 5.00%, due 10/1/2026	329,584
		1,354,584
Missouri 0.7%
900,000	Missouri State Health & Educational Facilities Authority Revenue (Mercy Health), Series 2023, 5.50%, due 12/1/2040	1,014,032
	Missouri State Housing Development Commission Single Family Mortgage Revenue (Non-AMT Special Homeownership Loan Program)
180,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 3.80%, due 11/1/2034	178,113
110,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 4.00%, due 11/1/2039	109,843
		1,301,988
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Nebraska 1.4%
$2,520,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	$2,638,782
New Jersey 4.2%
1,500,000	New Jersey Health Care Facilities Financing Authority Contract Revenue Refunding (Hospital Asset Transportation Program), Series 2017, 5.00%, due 10/1/2028	1,589,251
1,130,000	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group), Series 2017-A, 5.00%, due 7/1/2029	1,174,249
600,000	New Jersey State Transportation Trust Fund Authority, Series 2019-BB, 5.00%, due 6/15/2029	644,663
1,270,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2024-CC, 5.00%, due 6/15/2031	1,412,277
1,850,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue Refunding, Series 2024-AA, 5.25%, due 6/15/2041	2,078,507
290,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2028	311,808
750,000	Newark General Obligation, Series 2020-A, (AGM), (ST AID WITHHLDG), 5.00%, due 10/1/2027	788,503
		7,999,258
New York 17.1%
140,000	Albany Capital Resource Corp. Revenue Refunding (Albany College of Pharmacy & Health Sciences), Series 2014-A, 5.00%, due 12/1/2026	140,112
410,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	351,335
1,900,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DB-8201, 2.10%, due 11/15/2046	1,900,000 (a)
	Dutchess County Local Development Corp. Revenue Refunding (Culinary Institute of America Project)
100,000	Series 2021, 5.00%, due 7/1/2033	105,373
100,000	Series 2021, 4.00%, due 7/1/2036	96,706
100,000	Series 2021, 4.00%, due 7/1/2037	95,587
100,000	Series 2021, 4.00%, due 7/1/2040	91,375
635,000	Empire State Development Corp. Revenue, Series 2024-A, 5.00%, due 3/15/2038	718,359
115,000	Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding, (LOC: TD Bank N.A.), Series 2008-A-2A, 1.85%, due 11/1/2026	115,000 (b)
825,000	Monroe County General Obligation (Public Improvement), Series 2019-A, (BAM), 4.00%, due 6/1/2028	837,928
500,000	New Paltz Central School District General Obligation, Series 2019, (ST AID WITHHLDG), 4.00%, due 2/15/2029	510,972
2,475,000	New York City Housing Development Corp. Revenue, Series 2020-C, (FNMA), (HUD), 2.15%, due 8/1/2035	2,035,644
1,135,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds), (LOC: UBS AG), Series 2008-BB2, 1.95%, due 6/15/2039	1,135,000 (b)
	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds)
500,000	(LOC: State Street B&T Co.), Series 2010-DD3B, 1.55%, due 6/15/2043	500,000 (b)
1,000,000	Series 2023-DD, 5.25%, due 6/15/2047	1,085,935
	New York City Transitional Finance Authority Revenue (Future Tax Secured)
100,000	Series 2015-C, 5.00%, due 11/1/2027	100,531
3,730,000	Series 2016-A-1, 5.00%, due 5/1/2040	3,792,213
800,000	Series 2024-C, 5.00%, due 5/1/2041	885,758
1,725,000	Series 2024-C, 5.00%, due 5/1/2045	1,857,324
500,000	Series 2025-E, 5.00%, due 11/1/2036	571,659
1,830,000	Subseries 2016-A-1, 4.00%, due 5/1/2031	1,847,253
	New York City Trust for Cultural Resource Revenue Refunding (Carnegie Hall)
160,000	Series 2019, 5.00%, due 12/1/2037	169,738
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$765,000	Series 2019, 5.00%, due 12/1/2038	$808,048
370,000	Series 2019, 5.00%, due 12/1/2039	389,567
	New York General Obligation
1,300,000	Series 2012-2, 1.85%, due 4/1/2042	1,300,000 (b)
90,000	Series 2018 E-1, 5.00%, due 3/1/2031	95,076
2,000,000	Series 2024-C1, 5.00%, due 9/1/2047	2,134,809
250,000	Subseries 2018-F-1, 5.00%, due 4/1/2034	262,941
	New York Liberty Development Corp. Revenue Refunding Green Bonds (4 World Trade Center Project)
150,000	Series 2021-A, 2.50%, due 11/15/2036	123,109
1,600,000	Series 2021-A, 2.75%, due 11/15/2041	1,231,700
1,275,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 5.00%, due 3/15/2035	1,460,604
1,000,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project), Series 2020-C, 5.00%, due 12/1/2038	1,054,791
300,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	326,715 (a)
320,000	Onondaga Civic Development Corp. (Le Moyne Collage Project), Series 2021, 5.00%, due 7/1/2034	334,799
	Onondaga Civic Development Corp. Refunding (Le Moyne Collage Project)
300,000	Series 2022, 4.00%, due 7/1/2034	296,059
150,000	Series 2022, 4.00%, due 7/1/2036	146,377
450,000	Series 2022, 4.00%, due 7/1/2039	421,554
500,000	Series 2022, 4.00%, due 7/1/2042	453,972
	Triborough Bridge & Tunnel Authority Revenue
700,000	(LOC: TD Bank N.A.), Series 2003-B-2, 1.85%, due 1/1/2033	700,000 (b)
500,000	Series 2025-A, 5.50%, due 12/1/2059	550,476
800,000	Triborough Bridge & Tunnel Authority Revenue Refunding, (LOC: U.S. Bank N.A.), Series 2005-B-4C, 1.55%, due 1/1/2031	800,000 (b)
500,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2041	519,243
450,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	444,308
		32,797,950
Ohio 1.4%
2,000,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Series 2020-B-2, 5.00%, due 6/1/2055	1,798,869
1,000,000	Ohio State Air Quality Development Authority Revenue (American Electric Power Co. Project), Series 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	929,232
		2,728,101
Oklahoma 1.9%
2,035,000	Canadian County Educational Facilities Authority Revenue (Piedmont Public Schools Project), Series 2024, 4.00%, due 8/15/2032	2,098,354
1,565,000	Weatherford Industrial Trust Education Facility Lease Revenue (Weatherford Public School Project), Series 2019, 5.00%, due 3/1/2033	1,648,680
		3,747,034
Pennsylvania 7.3%
1,085,000	Bethlehem Area School District Refunding General Obligation, Series 2020-A, (AGC), (ST AID WITHHLDG), 5.00%, due 1/15/2030	1,185,901
	Lackawanna County Industrial Development Authority Revenue Refunding (University of Scranton)
940,000	Series 2017, 5.00%, due 11/1/2028	983,453
565,000	Series 2017, 5.00%, due 11/1/2029	590,597
500,000	Series 2017, 5.00%, due 11/1/2030	522,801
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Pennsylvania – cont'd
	Luzerne County General Obligation Refunding
$150,000	Series 2017-A, (AGM), 5.00%, due 12/15/2027	$157,655
70,000	Series 2017-B, (AGM), 5.00%, due 12/15/2026	72,460
	Luzerne County Industrial Development Authority Lease Revenue Refunding Guaranteed
350,000	Series 2017, (AGM), 5.00%, due 12/15/2025	355,551
525,000	Series 2017, (AGM), 5.00%, due 12/15/2026	532,512
250,000	Series 2017, (AGM), 5.00%, due 12/15/2027	253,633
655,000	Pennsylvania Economic Development Financing Authority Revenue, Series 2023-A-1, 5.00%, due 5/15/2031	723,950
1,025,000	Pennsylvania State Commonwealth General Obligation, Series 2015, 5.00%, due 3/15/2029	1,027,277
3,420,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding, Series 2021-B, 5.00%, due 12/1/2046	3,628,383
2,090,000	Pennsylvania State Turnpike Commission Revenue Refunding, Series 2016, 5.00%, due 6/1/2027	2,120,384
515,000	Pennsylvania State Turnpike Commission Turnpike Revenue, Subseries 2019-A, 5.00%, due 12/1/2033	556,157
	Philadelphia Energy Authority Revenue (Philadelphia Street Lighting Project)
500,000	Series 2023-A, 5.00%, due 11/1/2034	562,928
35,000	Series 2023-A, 5.00%, due 11/1/2035	39,241
645,000	Philadelphia School District General Obligation, Series 2018-A, (ST AID WITHHLDG), 5.00%, due 9/1/2028	683,921
		13,996,804
Puerto Rico 0.4%
800,000	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project), Series 2021, 5.00%, due 7/1/2029	844,542
Rhode Island 1.3%
1,000,000	Pawtucket General Obligation, Series 2024-2, 4.50%, due 10/24/2025	1,007,271
1,350,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2049	1,417,835
		2,425,106
South Carolina 1.8%
1,860,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2021-A, 1.85%, due 7/1/2036	1,408,413
2,000,000	South Carolina State Public Service Authority Obligation Revenue Refunding, Series 2014-C, 5.00%, due 12/1/2028	2,001,336
		3,409,749
Tennessee 0.7%
1,230,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019-2, 3.00%, due 7/1/2039	1,063,549
265,000	Williamson County General Obligation, Series 2024, 5.00%, due 4/1/2033	304,532
		1,368,081
Texas 7.5%
1,460,000	Board of Regents of the University of Texas System Revenue, Series 2019-B, 5.00%, due 8/15/2049	1,669,054
590,000	Central Texas Regional Mobility Authority Senior Lien Revenue Refunding, Series 2020-A, 5.00%, due 1/1/2027	611,370
450,000	East Montgomery County Improvement District Sales Tax Revenue, Series 2024, (AGC), 5.00%, due 8/15/2031	496,546
900,000	EP Essential Housing WF PFC Revenue (Home Essential Function Housing Program), Series 2024, 4.25%, due 12/1/2034	900,093
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
$975,000	Harris County Improvement District No. 18 General Obligation, Series 2024-A, (BAM), 4.00%, due 9/1/2035	$981,438
	Harris County Municipal Utility District No. 489 General Obligation
900,000	Series 2023, (AGM), 4.00%, due 9/1/2036	902,462
195,000	Series 2023, (AGM), 4.00%, due 9/1/2037	194,903
	Harris County Municipal Utility District No. 55 General Obligation
250,000	Series 2024, (AGC), 4.00%, due 2/1/2032	255,626
165,000	Series 2024, (AGC), 4.00%, due 2/1/2033	167,953
750,000	Hidalgo County Regional Mobility Authority Revenue, Series 2022-B, 4.00%, due 12/1/2041	671,596
655,000	Irving Independent School District General Obligation, Series 2023, (PSF-GTD), 5.00%, due 2/15/2043	706,392
2,700,000	Killeen Independent School District General Obligation, Series 2018, (PSF-GTD), 5.00%, due 2/15/2037	2,820,486
250,000	La Joya Independent School District Refunding General Obligation, Series 2013, (PSF-GTD), 5.00%, due 2/15/2033	262,503
835,000	McGregor Independent School District General Obligation, Series 2024, (PSF-GTD), 5.00%, due 2/15/2040	923,038
	Northlake Municipal Management District No. 1 General Obligation
460,000	Series 2024, (AGC), 4.00%, due 3/1/2031	470,812
200,000	Series 2024, (AGC), 4.00%, due 3/1/2033	202,651
290,000	Pampa Independent School District General Obligation Refunding, Series 2016, (PSF-GTD), 5.00%, due 8/15/2032 Pre-Refunded 8/15/2025	293,304
1,730,000	Texas Water Development Board Revenue (Master Trust), Series 2022, 5.00%, due 10/15/2047	1,849,972
		14,380,199
Utah 2.1%
	Midvale Redevelopment Agency Tax Increment & Sales Tax Revenue
660,000	Series 2018, 5.00%, due 5/1/2032	695,534
380,000	Series 2018, 5.00%, due 5/1/2034	398,268
200,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2019-A, 4.00%, due 10/15/2036	194,228
1,995,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2007-A, (NPFG), 5.00%, due 6/15/2031	2,181,970
575,000	Weber County Special Assessment (Summit Mountain Assessment Area), Series 2013, 5.50%, due 1/15/2028	576,187
		4,046,187
Virginia 0.3%
575,000	Virginia State Housing Development Authority, Series 2021-K, 1.05%, due 12/1/2027	525,447
Washington 1.0%
85,000	North Thurston Public Schools General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2028	86,237
1,000,000	Washington State General Obligation, Series 2022-C, 5.00%, due 2/1/2037	1,108,409
800,000	Whitman County School District No. 267 Pullman General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2029	810,883
		2,005,529
West Virginia 1.8%
1,200,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	1,269,650
1,500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, (AGM), 5.38%, due 9/1/2053	1,602,135
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
West Virginia – cont'd
$500,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2029	$520,847
		3,392,632
Wisconsin 1.8%
1,500,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DBE-8109, 2.20%, due 4/1/2055	1,500,000 (a)(b)
290,000	Oshkosh General Obligation, Series 2024-A, 5.00%, due 6/1/2031	323,215
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	417,253 (a)
481,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	481,218 (a)
500,000	Public Finance Authority Senior Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	474,722 (a)
280,000	Wisconsin State Health & Education Facility Authority Revenue Refunding (Ascension Health Credit Group), Series 2016-A, 4.00%, due 11/15/2039	271,501
		3,467,909
Total Investments 99.1% (Cost $194,380,839)		189,787,893
Other Assets Less Liabilities 0.9%		1,697,246
Net Assets 100.0%		$191,485,139

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $9,671,622, which represents 5.1% of net assets of the Fund.

(b)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2025.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s  investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$189,787,893	$—	$189,787,893
Total Investments	$—	$189,787,893	$—	$189,787,893

#	The Schedule of Investments provides information on the state/territory categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)
January 31, 2025

Principal Amount(a)		Value
U.S. Treasury Obligations 3.4%
	U.S. Treasury Bonds
$1,425,000	1.13%, due 5/15/2040	$862,459
3,780,000	1.38%, due 11/15/2040 - 8/15/2050	1,989,019
1,525,000	2.00%, due 11/15/2041	1,029,673
1,200,000	3.38%, due 8/15/2042	994,547
2,305,000	3.88%, due 2/15/2043 - 5/15/2043	2,037,904
1,135,000	4.38%, due 8/15/2043	1,071,245
1,120,000	4.50%, due 2/15/2044	1,071,481
1,755,000	4.63%, due 5/15/2044 - 11/15/2044	1,704,419
2,315,000	4.13%, due 8/15/2044 - 8/15/2053	2,080,844
1,665,000	1.88%, due 2/15/2051 - 11/15/2051	921,163
1,465,000	2.38%, due 5/15/2051	921,863
1,375,000	2.25%, due 2/15/2052	834,077
2,580,000	2.88%, due 5/15/2052	1,804,085
1,230,000	3.00%, due 8/15/2052	882,525
1,065,000	4.25%, due 2/15/2054	969,982
	U.S. Treasury Inflation-Indexed Bonds
4,871,359	2.50%, due 1/15/2029	5,008,511 (b)
3,742,237	2.13%, due 2/15/2040 - 2/15/2054	3,613,232 (b)
1,586,030	1.38%, due 2/15/2044	1,345,657 (b)
1,574,265	0.75%, due 2/15/2045	1,163,597 (b)
8,511,036	1.00%, due 2/15/2046 - 2/15/2049	6,417,047 (b)
895,288	0.88%, due 2/15/2047	660,551 (b)
3,014,319	1.50%, due 2/15/2053	2,444,169 (b)
	U.S. Treasury Inflation-Indexed Notes
26,841,526	0.13%, due 10/15/2026 - 1/15/2032	25,092,998 (b)
5,127,720	1.25%, due 4/15/2028	5,052,197 (b)
12,015,533	2.38%, due 10/15/2028	12,332,825 (b)
7,396,981	0.88%, due 1/15/2029	7,148,004 (b)
6,913,479	1.63%, due 10/15/2029	6,873,475 (b)
7,715,981	1.13%, due 1/15/2033	7,197,437 (b)
3,298,253	1.38%, due 7/15/2033	3,132,102 (b)
4,459,621	1.75%, due 1/15/2034	4,334,840 (b)
4,127,454	1.88%, due 7/15/2034	4,057,778 (b)
3,688,995	2.13%, due 1/15/2035	3,688,788 (b)
	U.S. Treasury Notes
5,000,000	0.75%, due 3/31/2026	4,805,469
10,870,000	4.50%, due 3/31/2026 - 11/15/2033	10,906,978
8,455,000	4.63%, due 10/15/2026 - 5/31/2031	8,529,512
4,975,000	0.50%, due 5/31/2027	4,570,198
4,610,000	2.75%, due 7/31/2027	4,450,451
4,755,000	0.38%, due 7/31/2027	4,326,493
5,280,000	3.50%, due 1/31/2028 - 9/30/2029	5,151,774
6,585,000	1.25%, due 5/31/2028 - 8/15/2031	5,739,171
16,230,000	4.25%, due 2/28/2029 - 11/15/2034	16,027,176
5,065,000	4.13%, due 3/31/2029 - 7/31/2031	5,007,877
5,020,000	4.00%, due 7/31/2029 - 1/31/2031	4,936,680
1,305,000	3.63%, due 8/31/2029	1,267,379
1,995,000	3.75%, due 8/31/2031	1,917,226
640,000	3.88%, due 8/15/2033	611,325
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
U.S. Treasury Obligations – cont'd
$2,205,000	4.38%, due 5/15/2034	$2,178,127
Total U.S. Treasury Obligations (Cost $198,022,435)		199,164,330
U.S. Government Agency Securities 0.1%
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,592,498)	2,175,948

Mortgage-Backed Securities 54.5%
Collateralized Mortgage Obligations 13.4%
1,050,000	A&D Mortgage Trust, Series 2024-NQM6, Class M1, 6.57%, due 1/25/2070	1,051,341 (c)(d)
Chase Home Lending Mortgage Trust
4,797,606	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	4,806,571 (c)(d)
7,634,180	Series 2024-3, Class A6, 6.00%, due 2/25/2055	7,643,576 (c)(d)
8,316,841	Series 2024-4, Class A6, 6.00%, due 3/25/2055	8,328,066 (c)(d)
5,675,432	Series 2024-5, Class A6, 6.00%, due 4/25/2055	5,688,861 (c)(d)
6,992,212	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	6,938,431 (c)(d)
9,442,113	Series 2024-11, Class A4, 6.00%, due 11/25/2055	9,493,361 (c)(d)
3,227,577	Series 2024-11, Class A9A, 6.00%, due 11/25/2055	3,224,931 (c)(d)
1,389,583	Series 2024-11, Class A9, 6.30%, due 11/25/2055	1,391,359 (c)(d)
6,001,630	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	6,035,468 (c)
Cross Mortgage Trust
3,009,038	Series 2024-H8, Class A1, 5.55%, due 12/25/2069	3,009,359 (c)(d)
2,480,140	Series 2024-H8, Class A3, 5.96%, due 12/25/2069	2,475,607 (c)
1,250,000	Series 2024-H8, Class M1, 6.32%, due 12/25/2069	1,248,147 (c)(d)
EFMT
3,288,117	Series 2024-INV2, Class A3, 5.44%, due 10/25/2069	3,249,181 (c)(d)
3,500,000	Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	3,389,202 (c)(d)
Federal Home Loan Mortgage Corp. REMIC
3,723,917	Series 4117, Class IO, 4.00%, due 10/15/2042	693,301 (e)
2,480,060	Series 4456, Class SA, (6.04% - 30 day USD SOFR Average), 1.63%, due 3/15/2045	250,342 (e)(f)
2,388,866	Series 4627, Class SA, (5.89% - 30 day USD SOFR Average), 1.48%, due 10/15/2046	288,891 (e)(f)
12,910,469	Series 5149, Class DI, 4.00%, due 10/25/2048	2,530,105 (e)
4,286,905	Series 4994, Class LI, 4.00%, due 12/25/2048	835,334 (e)
3,133,968	Series 5146, Class EC, 1.50%, due 2/25/2049	2,438,531
3,330,774	Series 4953, Class BI, 4.50%, due 2/25/2050	721,352 (e)
9,877,585	Series 4977, Class IO, 4.50%, due 5/25/2050	1,946,391 (e)
9,543,270	Series 4975, Class EI, 4.50%, due 5/25/2050	1,898,140 (e)
12,048,452	Series 5392, Class HI, 3.50%, due 7/25/2051	2,280,826 (e)
14,405,241	Series 5471, Class FK, (30 day USD SOFR Average + 1.15%), 5.50%, due 8/25/2054	14,190,892 (f)
15,992,534	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.50%, due 11/25/2054	15,756,738 (f)
16,134,825	Series 5473, Class FH, (30 day USD SOFR Average + 1.15%), 5.50%, due 11/25/2054	15,898,720 (f)
8,000,000	Series 5505, Class FB, (30 day USD SOFR Average + 1.50%), 5.90%, due 2/25/2055	8,030,000 (f)(g)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
3,000,000	Series 2021-HQA3, Class B1, (30 day USD SOFR Average + 3.35%), 7.70%, due 9/25/2041	3,096,425 (c)(f)
7,644,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 7.75%, due 10/25/2041	7,902,791 (c)(f)
3,380,200	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 6.15%, due 11/25/2041	3,418,024 (c)(f)
11,002,000	Series 2021-DNA7, Class B1, (30 day USD SOFR Average + 3.65%), 8.00%, due 11/25/2041	11,451,301 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$2,450,000	Series 2021-HQA4, Class B1, (30 day USD SOFR Average + 3.75%), 8.10%, due 12/25/2041	$2,534,991 (c)(f)
18,564,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.85%, due 1/25/2042	18,994,982 (c)(f)
4,200,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 6.75%, due 2/25/2042	4,302,100 (c)(f)
13,314,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.10%, due 2/25/2042	13,947,416 (c)(f)
2,775,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 9.10%, due 2/25/2042	2,929,373 (c)(f)
14,125,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.60%, due 3/25/2042	15,233,096 (c)(f)
7,520,000	Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 11.35%, due 3/25/2042	8,279,069 (c)(f)
6,732,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.25%, due 4/25/2042	6,977,797 (c)(f)
12,919,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 8.70%, due 4/25/2042	13,734,576 (c)(f)
8,780,000	Series 2022-DNA3, Class B1, (30 day USD SOFR Average + 5.65%), 10.00%, due 4/25/2042	9,506,720 (c)(f)
5,000,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 8.85%, due 6/25/2042	5,369,844 (c)(f)
10,972,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 8.05%, due 9/25/2042	11,643,170 (c)(f)
5,000,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 10.10%, due 9/25/2042	5,538,664 (c)(f)
8,395,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 6.30%, due 2/25/2044	8,489,282 (c)(f)
9,839,000	Series 2024-HQA1, Class M2, (30 day USD SOFR Average + 2.00%), 6.35%, due 3/25/2044	9,970,094 (c)(f)
5,474,000	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.80%, due 10/25/2044	5,518,907 (c)(f)
Federal National Mortgage Association Connecticut Avenue Securities
280,368	Series 2018-C04, Class 2M2, (30 day USD SOFR Average + 2.66%), 7.02%, due 12/25/2030	287,716 (f)
1,603,993	Series 2018-C05, Class 1M2, (30 day USD SOFR Average + 2.46%), 6.82%, due 1/25/2031	1,634,020 (f)
2,225,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 7.47%, due 1/25/2040	2,279,935 (c)(f)
11,349,000	Series 2020-R01, Class 1B1, (30 day USD SOFR Average + 3.36%), 7.72%, due 1/25/2040	11,735,001 (c)(f)
6,455,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.00%, due 12/25/2041	6,506,446 (c)(f)
8,504,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.25%, due 12/25/2041	8,631,145 (c)(f)
17,453,000	Series 2022-R02, Class 2B1, (30 day USD SOFR Average + 4.50%), 8.85%, due 1/25/2042	18,385,688 (c)(f)
10,290,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.45%, due 3/25/2042	10,691,389 (c)(f)
15,784,962	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	16,533,752 (c)(f)
5,000,000	Series 2022-R03, Class 1B1, (30 day USD SOFR Average + 6.25%), 10.60%, due 3/25/2042	5,503,529 (c)(f)
10,945,000	Series 2022-R06, Class 1B1, (30 day USD SOFR Average + 6.35%), 10.70%, due 5/25/2042	12,104,513 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$4,006,624	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.95%, due 7/25/2042	$4,225,746 (c)(f)
8,407,200	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.95%, due 7/25/2042	9,187,561 (c)(f)
6,543,000	Series 2023-R01, Class 1M2, (30 day USD SOFR Average + 3.75%), 8.10%, due 12/25/2042	6,984,204 (c)(f)
6,443,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.70%, due 1/25/2043	6,821,147 (c)(f)
1,725,000	Series 2023-R02, Class 1B1, (30 day USD SOFR Average + 5.55%), 9.90%, due 1/25/2043	1,900,360 (c)(f)
5,975,000	Series 2023-R04, Class 1B1, (30 day USD SOFR Average + 5.35%), 9.70%, due 5/25/2043	6,621,662 (c)(f)
12,168,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 9.10%, due 6/25/2043	13,298,462 (c)(f)
4,500,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 7.05%, due 7/25/2043	4,666,717 (c)(f)
1,975,000	Series 2024-R01, Class 1B1, (30 day USD SOFR Average + 2.70%), 7.05%, due 1/25/2044	2,037,582 (c)(f)
6,091,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 6.05%, due 1/25/2045	6,091,000 (c)(f)
Federal National Mortgage Association Connecticut Avenue Securities Trust
8,605,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.45%, due 10/25/2041	8,852,399 (c)(f)
5,176,000	Series 2021-R03, Class 1B1, (30 day USD SOFR Average + 2.75%), 7.10%, due 12/25/2041	5,315,934 (c)(f)
Federal National Mortgage Association Interest Strip
6,857,784	Series 418, Class C24, 4.00%, due 8/25/2043	1,266,384 (e)
18,659,009	Series 437, Class C29, 3.37%, due 5/25/2053	2,796,470 (d)(e)
Federal National Mortgage Association REMIC
6,099,484	Series 2018-18, Class ST, (5.99% - 30 day USD SOFR Average), 1.63%, due 12/25/2044	673,648 (e)(f)
3,094,479	Series 2016-8, Class SB, (5.99% - 30 day USD SOFR Average), 1.63%, due 3/25/2046	206,262 (e)(f)
3,267,758	Series 2016-67, Class KS, (5.89% - 30 day USD SOFR Average), 1.53%, due 9/25/2046	324,885 (e)(f)
6,271,762	Series 2019-33, Class SN, (5.99% - 30 day USD SOFR Average), 1.63%, due 7/25/2049	567,135 (e)(f)
12,129,072	Series 2021-76, Class AI, 3.50%, due 11/25/2051	2,097,074 (e)
8,952,544	Series 2024-61, Class FD, (30 day USD SOFR Average + 1.00%), 5.35%, due 3/25/2053	8,807,025 (f)
11,860,749	Series 2024-10, Class FA, (30 day USD SOFR Average + 1.10%), 5.45%, due 3/25/2054	11,857,442 (f)
11,674,962	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.50%, due 3/25/2054	11,575,124 (f)
15,005,574	Series 2024-67, Class FA, (30 day USD SOFR Average + 1.17%), 5.52%, due 9/25/2054	14,848,880 (f)
19,543,563	Series 2024-70, Class DF, (30 day USD SOFR Average + 1.00%), 5.35%, due 10/25/2054	19,082,433 (f)
14,589,312	Series 2024-76, Class JF, (30 day USD SOFR Average + 1.25%), 5.60%, due 11/25/2054	14,495,949 (f)
Government National Mortgage Association REMIC
4,118,557	Series 2015-187, Class AI, 4.50%, due 12/20/2045	864,727 (e)
6,984,544	Series 2020-86, Class WK, 1.00%, due 6/20/2050	5,197,097
8,415,929	Series 2020-107, Class AB, 1.00%, due 7/20/2050	6,222,434
7,101,134	Series 2020-112, Class KA, 1.00%, due 8/20/2050	5,316,382
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$7,841,327	Series 2020-151, Class MI, 2.50%, due 10/20/2050	$1,183,379 (e)
6,279,090	Series 2021-103, Class HE, 2.00%, due 6/20/2051	5,072,335
6,503,631	Series 2021-119, Class NC, 1.50%, due 7/20/2051	5,242,783
18,375,547	Series 2021-139, Class IE, 3.50%, due 8/20/2051	3,506,223 (e)
13,736,572	Series 2021-177, Class IG, 3.50%, due 10/20/2051	2,153,489 (e)
10,060,080	Series 2022-29, Class PI, 3.50%, due 2/20/2052	1,332,862 (e)
7,128,594	Series 2023-116, Class FL, (30 day USD SOFR Average + 1.15%), 5.52%, due 8/20/2053	7,180,735 (f)
4,900,005	Series 2024-61, Class FA, (30 day USD SOFR Average + 1.15%), 5.52%, due 4/20/2054	4,892,166 (f)
9,223,567	Series 2024-104, Class F, (30 day USD SOFR Average + 1.00%), 5.37%, due 6/20/2054	9,237,025 (f)
JP Morgan Mortgage Trust
4,074,297	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	4,072,511 (c)(d)
6,305,324	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	6,315,116 (c)(d)
14,219,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	14,274,963 (c)
Morgan Stanley Residential Mortgage Loan Trust
1,306,433	Series 2024-2, Class A5, 6.00%, due 3/25/2054	1,309,311 (c)(d)
2,331,274	Series 2024-3, Class A2, 6.00%, due 7/25/2054	2,335,632 (c)(d)
3,662,994	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	3,635,497 (c)
2,195,000	Series 2024-NQM3, Class M1, 5.61%, due 7/25/2069	2,149,711 (c)(d)
7,285,383	Series 2024-NQM5, Class A1, 5.65%, due 10/25/2069	7,301,461 (c)(d)
2,453,241	Series 2024-NQM5, Class A3, 6.00%, due 10/25/2069	2,457,657 (c)
1,384,000	Series 2024-NQM5, Class M1, 6.52%, due 10/25/2069	1,380,458 (c)(d)
7,627,000	New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	7,531,896 (c)
NYMT Loan Trust
2,824,473	Series 2024-INV1, Class A1, 5.38%, due 6/25/2069	2,808,804 (c)(d)
5,639,121	Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	5,607,679 (c)
OBX Trust
7,082,742	Series 2021-NQM4, Class A1, 1.96%, due 10/25/2061	5,864,889 (c)(d)
5,090,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	4,945,544 (c)(d)
Sequoia Mortgage Trust
7,367,578	Series 2024-4, Class A10, 6.00%, due 5/25/2054	7,379,193 (c)(d)
2,686,821	Series 2024-7, Class A12, 5.50%, due 8/25/2054	2,677,697 (c)(d)
10,077,145	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	8,377,597 (c)(d)
19,767,895	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, due 9/25/2066	16,474,121 (c)(d)
5,147,454	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	4,835,161 (c)
Verus Securitization Trust
18,679,830	Series 2021-6, Class A1, 1.63%, due 10/25/2066	15,836,278 (c)(d)
4,804,102	Series 2021-6, Class A3, 1.89%, due 10/25/2066	4,088,272 (c)(d)
2,639,048	Series 2022-4, Class A3, 4.74%, due 4/25/2067	2,525,582 (c)(d)
3,178,900	Series 2024-5, Class A1, 6.19%, due 6/25/2069	3,201,442 (c)
3,712,199	Series 2024-5, Class A2, 6.45%, due 6/25/2069	3,741,610 (c)
6,750,895	Series 2024-7, Class A1, 5.10%, due 9/25/2069	6,696,006 (c)(d)
4,674,601	Series 2024-7, Class A3, 5.40%, due 9/25/2069	4,631,677 (c)
1,066,832	Series 2024-8, Class A2, 5.62%, due 10/25/2069	1,064,226 (c)
5,255,000	Series 2024-8, Class M1, 5.99%, due 10/25/2069	5,231,108 (c)(d)
779,619,001
Commercial Mortgage-Backed 7.3%
6,290,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.09%, due 8/10/2035	6,117,165 (c)(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$6,800,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.21%, due 8/15/2039	$6,872,644 (c)(f)
BANK
5,302,000	Series 2019-BN17, Class C, 4.51%, due 4/15/2052	4,853,978 (d)
1,376,000	Series 2021-BN38, Class C, 3.22%, due 12/15/2064	1,090,373 (d)
BANK5
2,647,000	Series 2024-5YR5, Class B, 6.54%, due 2/15/2029	2,729,317 (d)
13,133,000	Series 2023-5YR3, Class A3, 6.72%, due 9/15/2056	13,829,926 (d)
2,138,000	Series 2023-5YR3, Class C, 7.32%, due 9/15/2056	2,236,995 (d)
1,700,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	1,496,767 (c)
3,843,000	Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	4,022,938
3,175,000	Series 2024-5YR12, Class A3, 5.90%, due 12/15/2057	3,280,950 (d)
3,236,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class C, 3.71%, due 11/15/2052	2,837,963
BBCMS Mortgage Trust
92,439,029	Series 2021-C11, Class XA, 1.36%, due 9/15/2054	5,555,817 (d)(e)
32,899,780	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	2,309,282 (d)(e)
2,167,000	Series 2024-5C31, Class C, 5.76%, due 12/15/2057	2,152,875 (d)
Benchmark Mortgage Trust
3,728,000	Series 2020-IG2, Class UBRC, 3.51%, due 9/15/2048	3,654,325 (c)(d)
1,600,000	Series 2020-B16, Class C, 3.53%, due 2/15/2053	1,268,645 (d)
257,000	Series 2020-B17, Class B, 2.92%, due 3/15/2053	212,520
2,709,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	2,011,391 (d)
47,030,994	Series 2021-B30, Class XA, 0.80%, due 11/15/2054	2,007,137 (d)(e)
6,658,000	Series 2024-V7, Class B, 6.85%, due 5/15/2056	6,994,955 (d)
2,077,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	2,203,417 (d)
1,509,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	1,570,964 (d)
1,759,000	Series 2024-V6, Class D, 4.00%, due 3/15/2057	1,556,694
2,222,000	Series 2024-V6, Class C, 6.67%, due 3/15/2057	2,284,821
7,102,000	Series 2024-V8, Class B, 6.95%, due 7/15/2057	7,501,006 (d)
BMO Mortgage Trust
1,346,000	Series 2024-5C3, Class B, 6.56%, due 2/15/2057	1,387,258 (d)
2,250,000	Series 2024-5C3, Class C, 6.86%, due 2/15/2057	2,326,802 (d)
1,305,000	Series 2024-5C8, Class C, 5.74%, due 12/15/2057	1,298,529 (d)
BPR Trust
1,390,000	Series 2022-OANA, Class C, (1 mo. USD Term SOFR + 2.70%), 7.00%, due 4/15/2037	1,394,344 (c)(f)
8,314,452	Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 8.00%, due 4/15/2037	8,387,203 (c)(f)
BX Commercial Mortgage Trust
4,984,382	Series 2024-KING, Class C, (1 mo. USD Term SOFR + 1.94%), 6.25%, due 5/15/2034	4,985,939 (c)(f)
5,704,896	Series 2024-KING, Class D, (1 mo. USD Term SOFR + 2.49%), 6.80%, due 5/15/2034	5,706,679 (c)(f)
9,277,637	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.07%, due 9/15/2036	9,254,479 (c)(f)
2,021,000	Series 2021-VOLT, Class E, (1 mo. USD Term SOFR + 2.11%), 6.42%, due 9/15/2036	2,014,694 (c)(f)
3,084,000	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.82%, due 9/15/2036	3,060,870 (c)(f)
425,904	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 6.25%, due 2/15/2039	428,033 (c)(f)
2,470,848	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 6.50%, due 2/15/2039	2,480,114 (c)(f)
7,161,556	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 7.00%, due 2/15/2039	7,210,792 (c)(f)
2,040,625	Series 2023-XL3, Class D, (1 mo. USD Term SOFR + 3.59%), 7.90%, due 12/9/2040	2,044,451 (c)(f)
7,137,600	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.00%, due 3/15/2041	7,137,600 (c)(f)
7,230,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.50%, due 11/15/2041	7,263,891 (c)(f)
BX Trust
9,937,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.20%, due 7/15/2029	9,968,053 (c)(f)
9,726,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.95%, due 2/15/2041	9,604,477 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$1,320,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	$1,212,710 (c)
5,062,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	4,622,130 (c)(d)
7,600,000	BXP Trust, Series 2017-GM, Class C, 3.42%, due 6/13/2039	7,184,582 (c)(d)
CAMB Commercial Mortgage Trust
2,374,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 6.35%, due 12/15/2037	2,374,000 (c)(f)
4,530,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 7.15%, due 12/15/2037	4,552,273 (c)(f)
Citigroup Commercial Mortgage Trust
2,425,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	2,466,973 (c)(d)
1,898,976	Series 2013-375P, Class A, 3.25%, due 5/10/2035	1,883,546 (c)
3,037,000	Series 2013-375P, Class C, 3.52%, due 5/10/2035	2,968,667 (c)(d)
2,776,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	2,780,245 (c)(d)
1,843,000	Series 2017-P8, Class C, 4.25%, due 9/15/2050	1,582,674 (d)
COMM Mortgage Trust
3,733,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	3,798,841 (c)(d)
5,507,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	5,794,611 (c)(d)
5,150,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	4,641,386
2,248,000	Series 2013-CR8, Class D, 3.52%, due 6/10/2046	2,214,088 (c)(d)
2,105,983	Series 2014-UBS3, Class XA, 0.67%, due 6/10/2047	21 (d)(e)
CONE Trust
2,816,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.95%, due 8/15/2041	2,828,320 (c)(f)
2,900,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.35%, due 8/15/2041	2,900,000 (c)(f)
16,811,263	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class XA, 0.63%, due 6/15/2057	12,560 (d)(e)
Eleven Madison Trust Mortgage Trust
5,646,000	Series 2015-11MD, Class A, 3.55%, due 9/10/2035	5,546,348 (c)(d)
2,433,000	Series 2015-11MD, Class D, 3.55%, due 9/10/2035	2,329,072 (c)(d)
ELM Trust
6,141,000	Series 2024-ELM, Class D10, 6.85%, due 6/10/2039	6,215,050 (c)(d)
3,950,000	Series 2024-ELM, Class D15, 6.90%, due 6/10/2039	3,991,615 (c)(d)
Fashion Show Mall LLC
3,641,000	Series 2024-SHOW, Class B, 5.83%, due 10/10/2041	3,671,342 (c)(d)
2,403,000	Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	2,437,231 (c)(d)
Federal Home Loan Mortgage Corp. Multiclass Certificates
61,820,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	2,992,663 (e)
27,400,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	1,483,850 (d)(e)
65,436,000	Series 2020-RR04, Class X, 2.13%, due 2/27/2029	4,267,886 (d)(e)
18,835,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	811,093 (d)(e)
2,935,277	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.20%, due 5/25/2044	2,968,209 (c)(f)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
70,984,000	Series K083, Class XAM, 0.05%, due 10/25/2028	235,454 (d)(e)
77,922,000	Series K085, Class XAM, 0.06%, due 10/25/2028	279,569 (d)(e)
4,982,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 7.20%, due 3/15/2039	5,016,251 (c)(f)
GS Mortgage Securities Trust
24,976	Series 2011-GC5, Class XA, 4.74%, due 8/10/2044	15 (c)(d)(e)
3,458,000	Series 2015-GS1, Class AS, 4.04%, due 11/10/2048	3,288,013 (d)
3,237,000	Series 2016-GS2, Class C, 4.70%, due 5/10/2049	3,127,263 (d)
29,929,651	Series 2015-GC30, Class XA, 0.67%, due 5/10/2050	299 (d)(e)
2,360,000	Series 2019-GC42, Class B, 3.36%, due 9/10/2052	2,075,040
3,284,000	Series 2019-GC42, Class C, 3.70%, due 9/10/2052	2,744,048 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
Hilton USA Trust
$1,534,500	Series 2016-HHV, Class C, 4.19%, due 11/5/2038	$1,499,643 (c)(d)
3,000,000	Series 2016-HHV, Class E, 4.19%, due 11/5/2038	2,898,127 (c)(d)
Hudson Yards Mortgage Trust
7,584,182	Series 2016-10HY, Class A, 2.84%, due 8/10/2038	7,322,788 (c)
2,691,058	Series 2016-10HY, Class C, 2.98%, due 8/10/2038	2,588,482 (c)(d)
2,846,000	Series 2025-SPRL, Class C, 5.95%, due 1/13/2040	2,880,487 (c)(d)
2,357,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	2,385,226 (c)(d)
1,366,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	1,382,190 (c)(d)
JP Morgan Chase Commercial Mortgage Securities Trust
6,038,000	Series 2022-OPO, Class D, 3.45%, due 1/5/2039	5,253,505 (c)(d)
346,000	Series 2022-OPO, Class C, 3.45%, due 1/5/2039	309,685 (c)(d)
8,204,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, due 10/13/2033	8,120,792 (c)(d)
1,409,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	1,275,295 (c)(d)
4,677,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.60%, due 5/15/2041	4,647,780 (c)(f)
2,614,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.56%, due 5/15/2050	2,467,923 (d)
Morgan Stanley Capital I Trust
3,130,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 5.87%, due 12/15/2038	2,973,610 (c)(f)
1,291,000	Series 2017-H1, Class B, 4.08%, due 6/15/2050	1,221,939
2,504,550	Series 2017-H1, Class C, 4.28%, due 6/15/2050	2,246,844 (d)
4,767,000	Series 2018-L1, Class AS, 4.64%, due 10/15/2051	4,641,643 (d)
2,136,000	Series 2018-H4, Class C, 5.06%, due 12/15/2051	1,919,126 (d)
MSWF Commercial Mortgage Trust
2,302,000	Series 2023-1, Class C, 6.68%, due 5/15/2056	2,398,323 (d)
1,272,000	Series 2023-2, Class C, 7.02%, due 12/15/2056	1,365,620 (d)
2,420,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class C, 4.98%, due 11/5/2041	2,348,697 (c)(d)
One Market Plaza Trust
2,373,955	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	2,239,112 (c)
1,465,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	1,370,782 (c)
2,807,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	2,612,417 (c)
ONE Mortgage Trust
1,537,000	Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 5.92%, due 3/15/2036	1,472,158 (c)(f)
4,391,000	Series 2021-PARK, Class E, (1 mo. USD Term SOFR + 1.86%), 6.17%, due 3/15/2036	4,194,777 (c)(f)
6,725,000	ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.64%, due 7/15/2039	6,859,698 (c)(d)
1,732,952	OPEN Trust, Series 2023-AIR, Class A, (1 mo. USD Term SOFR + 3.09%), 7.40%, due 11/15/2040	1,743,783 (c)(f)
5,189,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 7.10%, due 12/15/2039	5,203,594 (c)(f)
14,793,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	15,321,052 (c)
SFO Commercial Mortgage Trust
6,834,000	Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 5.57%, due 5/15/2038	6,799,897 (c)(f)
4,440,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 5.92%, due 5/15/2038	4,384,648 (c)(f)
1,651,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 6.22%, due 5/15/2038	1,622,177 (c)(f)
2,473,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.82%, due 5/15/2038	2,423,587 (c)(f)
3,211,000	SHER Trust, Series 2024-DAL, Class C, (1 mo. USD Term SOFR + 2.89%), 7.20%, due 4/15/2037	3,213,228 (c)(f)
3,121,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.30%, due 12/15/2039	3,124,890 (c)(f)
Wells Fargo Commercial Mortgage Trust
3,709,000	Series 2024-1CHI, Class C, 6.43%, due 7/15/2035	3,728,967 (c)(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$2,914,000	Series 2024-1CHI, Class D, 6.93%, due 7/15/2035	$2,935,454 (c)(d)
1,410,000	Series 2015-NXS4, Class C, 4.67%, due 12/15/2048	1,385,050 (d)
1,730,000	Series 2016-NXS6, Class C, 4.40%, due 11/15/2049	1,621,622 (d)
5,525,000	Series 2017-C39, Class C, 4.12%, due 9/15/2050	5,011,005
5,086,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	5,135,381 (d)
	WF-RBS Commercial Mortgage Trust
102,868,000	Series 2013-C14, Class XB, 0.01%, due 6/15/2046	1,029 (d)(e)
1,755,730	Series 2014-C22, Class XA, 0.25%, due 9/15/2057	597 (d)(e)
		428,457,641
Federal Home Loan Mortgage Corp. 13.3%
	Pass-Through Certificates
64,479,297	2.50%, due 5/1/2051 - 10/1/2053	52,849,509
38,762,248	3.00%, due 11/1/2050 - 8/1/2052	33,055,299
55,681,508	3.50%, due 4/1/2052 - 12/1/2052	49,359,381
62,208,514	4.00%, due 4/1/2052 - 1/1/2054	56,974,845
74,246,060	4.50%, due 7/1/2052 - 12/1/2052	69,977,435
142,814,742	5.00%, due 10/1/2052 - 11/1/2054	138,196,011
191,758,150	5.50%, due 11/1/2052 - 10/1/2054	189,900,492
171,141,085	6.00%, due 12/1/2052 - 11/1/2054	172,695,846
11,376,251	6.50%, due 7/1/2053 - 2/1/2055	11,682,580
		774,691,398
Federal National Mortgage Association 15.4%
	Pass-Through Certificates
124,740,423	2.50%, due 10/1/2050 - 7/1/2053	102,241,835
89,381,081	3.00%, due 6/1/2050 - 3/1/2053	76,295,157
97,126,220	3.50%, due 5/1/2051 - 5/1/2053	86,234,337
84,569,995	4.00%, due 2/1/2052 - 4/1/2053	77,474,188
81,432,508	4.50%, due 7/1/2052 - 2/1/2054	76,758,471
144,304,377	5.00%, due 8/1/2052 - 9/1/2054	139,645,238
202,332,447	5.50%, due 12/1/2052 - 1/1/2055	200,302,210
136,516,146	6.00%, due 1/1/2053 - 10/1/2054	137,908,615
3,273,013	6.50%, due 11/1/2053 - 1/1/2054	3,357,909
		900,217,960
Government National Mortgage Association 2.3%
	Pass-Through Certificates
29,433,135	5.00%, due 11/20/2052 - 10/20/2054	28,657,060
17,248,520	5.50%, due 6/20/2053 - 10/20/2054	17,159,877
232	7.00%, due 8/15/2032	242
45,770,000	5.00%, TBA, 30 Year Maturity	44,475,567 (h)
46,175,000	5.50%, TBA, 30 Year Maturity	45,843,117 (h)
		136,135,863
Uniform Mortgage-Backed Securities 2.8%
	Pass-Through Certificates
12,000,000	2.50%, TBA, 30 Year Maturity	9,778,768 (h)
10,775,000	3.50%, TBA, 30 Year Maturity	9,533,349 (h)
64,200,000	4.00%, TBA, 30 Year Maturity	58,702,875 (h)
1,860,000	4.50%, TBA, 30 Year Maturity	1,750,289 (h)
13,875,000	5.00%, TBA, 30 Year Maturity	13,397,548 (h)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Uniform Mortgage-Backed Securities – cont'd
$64,955,000	5.50%, TBA, 30 Year Maturity	$64,146,510 (h)
6,090,000	6.00%, TBA, 30 Year Maturity	6,131,378 (h)
163,440,717
Total Mortgage-Backed Securities (Cost $3,234,108,535)		3,182,562,580

Asset-Backed Securities 11.9%
Automobiles 1.9%
Ally Bank Auto Credit-Linked Notes
1,367,761	Series 2024-A, Class C, 6.02%, due 5/17/2032	1,384,530 (c)
670,693	Series 2024-A, Class D, 6.32%, due 5/17/2032	680,231 (c)
2,034,686	Series 2024-A, Class E, 7.92%, due 5/17/2032	2,072,416 (c)
2,960,479	Series 2024-B, Class E, 6.68%, due 9/15/2032	2,967,634 (c)
Avis Budget Rental Car Funding AESOP LLC
2,220,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	2,232,612 (c)
3,423,000	Series 2023-1A, Class C, 6.23%, due 4/20/2029	3,444,298 (c)
3,130,000	Series 2023-8A, Class B, 6.66%, due 2/20/2030	3,277,944 (c)
3,636,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	3,683,689 (c)
37,160	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, due 5/15/2026	37,182 (c)
2,147,928	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, (30 day USD SOFR Average + 1.50%), 5.85%, due 12/26/2031	2,155,132 (c)(f)
575,000	BMW Vehicle Lease Trust, Series 2024-2, Class A2B, (30 day USD SOFR Average + 0.42%), 4.77%, due 1/25/2027	575,514 (f)
353,810	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, due 12/15/2026	355,074 (c)
285,000	Capital One Prime Auto Receivables Trust, Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.32%), 4.73%, due 10/15/2027	284,999 (f)
37,497	Carmax Auto Owner Trust, Series 2023-3, Class A2A, 5.72%, due 11/16/2026	37,572
290,000	CarMax Auto Owner Trust, Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.45%), 4.86%, due 12/15/2027	290,288 (f)
Citizens Auto Receivables Trust
38,219	Series 2023-1, Class A2A, 6.13%, due 7/15/2026	38,249 (c)
426,447	Series 2024-2, Class A2A, 5.54%, due 11/16/2026	427,725 (c)
14,233,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	14,278,953
104,980	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, due 11/16/2026	105,142
2,477,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.59%, due 6/15/2027	2,380,787 (c)
452,523	Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.81%, due 2/15/2027	452,656 (f)
575,000	Ford Credit Auto Owner Trust, Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 4.81%, due 8/15/2027	575,528 (f)
40,595	GECU Auto Receivables Trust, Series 2023-1A, Class A2, 5.95%, due 3/15/2027	40,700 (c)
2,746,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.95%, due 12/17/2029	2,783,832 (c)
GLS Auto Select Receivables Trust
1,900,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	1,871,509 (c)
2,771,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	2,746,318 (c)
575,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A2B, (30 day USD SOFR Average + 0.47%), 4.84%, due 1/20/2027	575,762 (f)
575,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.40%), 4.80%, due 10/18/2027	575,438 (f)
110,304	Harley-Davidson Motorcycle Trust, Series 2024-A, Class A2, 5.65%, due 2/16/2027	110,702
130,498	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.41%, due 4/15/2026	130,645
Huntington Bank Auto Credit-Linked Notes
6,812,666	Series 2024-1, Class B1, 6.15%, due 5/20/2032	6,906,352 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Automobiles – cont'd
$828,068	Series 2024-2, Class B2, (30 day USD SOFR Average + 1.35%), 5.72%, due 10/20/2032	$832,414 (c)(f)
2,108,944	Series 2024-2, Class C, (30 day USD SOFR Average + 2.60%), 6.97%, due 10/20/2032	2,113,802 (c)(f)
Hyundai Auto Receivables Trust
242,127	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	243,033
575,000	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 4.81%, due 9/15/2027	575,340 (f)
Mercedes-Benz Auto Lease Trust
575,000	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.44%), 4.85%, due 12/15/2026	575,207 (f)
372,012	Series 2024-A, Class A2B, (30 day USD SOFR Average + 0.42%), 4.82%, due 2/16/2027	372,049 (f)
181,030	Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2, 5.92%, due 11/16/2026	181,530
Nissan Auto Receivables Owner Trust
21,874	Series 2023-A, Class A2A, 5.34%, due 2/17/2026	21,879
575,000	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.38%), 4.79%, due 6/15/2027	575,483 (f)
Porsche Financial Auto Securitization Trust
48,910	Series 2023-2A, Class A2A, 5.88%, due 11/23/2026	48,969 (c)
569,000	Series 2024-1A, Class A2B, (30 day USD SOFR Average + 0.28%), 4.64%, due 1/24/2028	569,097 (c)(f)
575,000	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2B, (30 day USD SOFR Average + 0.44%), 4.80%, due 12/21/2026	575,548 (c)(f)
Prestige Auto Receivables Trust
3,597,341	Series 2021-1A, Class C, 1.53%, due 2/15/2028	3,560,608 (c)
7,355,000	Series 2021-1A, Class D, 2.08%, due 2/15/2028	7,124,228 (c)
Santander Drive Auto Receivables Trust
2,132,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	2,154,804
15,813,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	15,851,209
SBNA Auto Lease Trust
79,603	Series 2024-A, Class A2, 5.45%, due 1/20/2026	79,701 (c)
78,638	Series 2023-A, Class A2, 6.27%, due 4/20/2026	78,840 (c)
116,858	SCCU Auto Receivables Trust, Series 2024-1A, Class A2, 5.45%, due 12/15/2027	117,280 (c)
SFS Auto Receivables Securitization Trust
563,596	Series 2024-2A, Class A2, 5.71%, due 10/20/2027	565,914 (c)
4,009,000	Series 2024-1A, Class C, 5.51%, due 1/20/2032	4,053,836 (c)
Tesla Auto Lease Trust
5,609	Series 2023-B, Class A2, 6.02%, due 9/22/2025	5,613 (c)
290,000	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.59%), 4.95%, due 1/20/2027	290,347 (c)(f)
Toyota Auto Receivables Owner Trust
24,225	Series 2023-B, Class A2A, 5.28%, due 5/15/2026	24,235
237,509	Series 2023-D, Class A2A, 5.80%, due 11/16/2026	238,239
575,000	Series 2024-D, Class A2B, (30 day USD SOFR Average + 0.39%), 4.80%, due 8/16/2027	575,172 (f)
565,000	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.68%, due 11/15/2027	565,224 (f)
3,645,542	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	3,699,179 (c)
Volkswagen Auto Lease Trust
115,280	Series 2023-A, Class A2A, 5.87%, due 1/20/2026	115,379
477,224	Series 2024-A, Class A2B, (30 day USD SOFR Average + 0.47%), 4.83%, due 12/21/2026	477,488 (f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Automobiles – cont'd
$280,000	Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.36%), 4.73%, due 11/22/2027	$280,146 (f)
7,858,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54%, due 11/15/2030	7,905,757 (c)
World Omni Auto Receivables Trust
47,907	Series 2023-B, Class A2A, 5.25%, due 11/16/2026	47,918
565,000	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.68%, due 4/17/2028	565,122 (f)
112,540,003
Credit Card 0.9%
American Express Credit Account Master Trust
17,570,000	Series 2022-3, Class A, 3.75%, due 8/15/2027	17,498,330
7,050,000	Series 2023-1, Class A, 4.87%, due 5/15/2028	7,086,624
2,170,000	BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, due 5/15/2028	2,179,108
24,845,000	Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A, 3.92%, due 9/15/2029	24,476,867
275,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, (1 mo. USD Term SOFR + 0.88%), 5.19%, due 5/14/2029	278,093 (f)
560,000	Evergreen Credit Card Trust, Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.68%), 5.02%, due 7/17/2028	561,729 (c)(f)
275,000	Trillium Credit Card Trust II, Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.75%), 5.11%, due 12/26/2028	275,870 (c)(f)
52,356,621
Home Equity 0.4%
JP Morgan Mortgage Trust
1,790,000	Series 2023-HE2, Class M1, (30 day USD SOFR Average + 2.25%), 6.62%, due 3/20/2054	1,805,521 (c)(f)
2,600,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.47%, due 5/25/2054	2,619,500 (c)(f)
644,000	Series 2023-HE3, Class M2, (30 day USD SOFR Average + 2.50%), 6.87%, due 5/25/2054	651,277 (c)(f)
2,156,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.37%, due 8/25/2054	2,169,583 (c)(f)
1,606,000	Series 2024-HE1, Class M2, (30 day USD SOFR Average + 2.40%), 6.77%, due 8/25/2054	1,620,133 (c)(f)
Towd Point Mortgage Trust
7,486,593	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	7,524,647 (c)
956,172	Series 2024-CES1, Class A1B, 6.05%, due 1/25/2064	960,919 (c)
8,610,791	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	8,669,255 (c)
26,020,835
Other 7.8%
3,000,000	1988 CLO 1 Ltd., Series 2022-1A, Class ER, (3 mo. USD Term SOFR + 6.10%), 10.67%, due 10/15/2039	3,099,845 (c)(f)
3,150,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.46%), 11.76%, due 10/15/2034	3,182,705 (c)(f)
AASET Trust
498,021	Series 2020-1A, Class A, 3.35%, due 1/16/2040	478,151 (c)
6,460,000	Series 2025-1A, Class A, 5.94%, due 2/16/2050	6,459,987 (c)(g)(i)
1,000,000	AB BSL CLO 5 Ltd., Series 2024-5A, Class E, (3 mo. USD Term SOFR + 6.10%), 10.41%, due 1/20/2038	1,028,348 (c)(f)
1,000,000	AGL CLO 17 Ltd., Series 2022-17A, Class E, (3 mo. USD Term SOFR + 6.35%), 10.64%, due 1/21/2035	1,003,447 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Other – cont'd
$1,000,000	AIMCO CLO, Series 2018-AA, Class ER, (3 mo. USD Term SOFR + 5.25%), 9.77%, due 10/17/2037	$1,026,802 (c)(f)
550,000	Alinea CLO Ltd., Series 2018-1A, Class E, (3 mo. USD Term SOFR + 6.26%), 10.55%, due 7/20/2031	550,000 (c)(f)
703,215	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	705,867 (c)
Apidos CLO XXVIII Ltd.
500,000	Series 2017-28A, Class C, (3 mo. USD Term SOFR + 2.76%), 7.05%, due 1/20/2031	502,985 (c)(f)
500,000	Series 2017-28A, Class D, (3 mo. USD Term SOFR + 5.76%), 10.05%, due 1/20/2031	500,503 (c)(f)
ARES LIII CLO Ltd.
3,250,000	Series 2019-53A, Class D1R, (3 mo. USD Term SOFR + 3.10%), 7.40%, due 10/24/2036	3,315,907 (c)(f)
1,700,000	Series 2019-53A, Class ER, (3 mo. USD Term SOFR + 7.00%), 11.30%, due 10/24/2036	1,735,242 (c)(f)
2,650,000	ARES LVI CLO Ltd., Series 2020-56A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 7.15%, due 1/25/2038	2,676,500 (c)(f)
Assurant CLO II Ltd.
250,000	Series 2018-2A, Class D, (3 mo. USD Term SOFR + 3.11%), 7.40%, due 4/20/2031	251,165 (c)(f)
1,500,000	Series 2018-2A, Class E, (3 mo. USD Term SOFR + 5.86%), 10.15%, due 4/20/2031	1,499,751 (c)(f)
93,751	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	94,512 (c)
2,000,000	Bain Capital Credit CLO Ltd., Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.97%, due 10/23/2037	2,043,069 (c)(f)
1,000,000	Ballyrock CLO 14 Ltd., Series 2020-14A, Class C1R, (3 mo. USD Term SOFR + 3.00%), 7.29%, due 7/20/2037	1,020,854 (c)(f)
1,300,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class C, (3 mo. USD Term SOFR + 3.50%), 7.79%, due 4/20/2035	1,305,142 (c)(f)
1,000,000	Ballyrock CLO 26 Ltd., Series 2024-26A, Class D, (3 mo. USD Term SOFR + 6.10%), 10.40%, due 7/25/2037	1,028,330 (c)(f)
4,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 7.76%, due 10/25/2037	4,340,562 (c)(f)
1,000,000	Battalion CLO XXI Ltd., Series 2021-21A, Class D, (3 mo. USD Term SOFR + 3.56%), 7.86%, due 7/15/2034	1,000,000 (c)(f)
5,163,075	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	4,676,560 (c)
2,500,000	Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class D1R2, (3 mo. USD Term SOFR + 3.15%), 7.45%, due 10/15/2037	2,563,592 (c)(f)
1,000,000	Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class DR, (3 mo. USD Term SOFR + 3.35%), 7.64%, due 4/20/2035	1,005,566 (c)(f)
6,350,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	6,355,263 (c)
2,000,000	BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, (3 mo. USD Term SOFR + 7.09%), 11.61%, due 11/20/2034	2,009,033 (c)(f)
Business Jet Securities LLC
5,025,498	Series 2024-1A, Class A, 6.20%, due 5/15/2039	5,108,570 (c)
2,335,929	Series 2024-1A, Class C, 9.13%, due 5/15/2039	2,376,104 (c)
4,311,581	Series 2024-2A, Class B, 5.75%, due 9/15/2039	4,245,581 (c)
1,000,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 6.67%), 10.97%, due 4/15/2034	1,000,753 (c)(f)
Carbone CLO Ltd.
1,000,000	Series 2017-1A, Class C, (3 mo. USD Term SOFR + 2.86%), 7.15%, due 1/20/2031	1,005,357 (c)(f)
1,000,000	Series 2017-1A, Class D, (3 mo. USD Term SOFR + 6.16%), 10.45%, due 1/20/2031	1,001,861 (c)(f)
CCG Receivables Trust
183,676	Series 2023-1, Class A2, 5.82%, due 9/16/2030	185,025 (c)
2,495,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	2,493,583 (c)
3,788,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	3,771,108 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Other – cont'd
$3,472,000	Series 2023-2, Class B, 6.21%, due 4/14/2032	$3,572,901 (c)
CIFC Funding Ltd.
2,000,000	Series 2021-3A, Class D, (3 mo. USD Term SOFR + 3.26%), 7.56%, due 7/15/2036	2,010,234 (c)(f)
2,000,000	Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.95%), 7.60%, due 10/16/2037	2,043,681 (c)(f)
Cloud Capital Holdco LP
7,606,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	7,660,664 (c)
4,959,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	4,989,148 (c)
1,500,000	Clover CLO LLC, Series 2020-1A, Class DRR, (3 mo. USD Term SOFR + 3.10%), 7.40%, due 7/15/2037	1,531,436 (c)(f)
CNH Equipment Trust
191,934	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.81%, due 10/15/2027	192,031 (f)
575,000	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.42%), 4.83%, due 2/18/2028	575,561 (f)
14,667,000	Series 2024-C, Class A3, 4.03%, due 1/15/2030	14,473,377
Compass Datacenters Issuer II LLC
3,719,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	3,702,889 (c)
2,362,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	2,339,243 (c)
2,760,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	2,789,393 (c)
Crockett Partners Equipment Co. IIA LLC
4,296,660	Series 2024-1C, Class A, 6.05%, due 1/20/2031	4,332,589 (c)
2,154,164	Series 2024-1C, Class C, 10.16%, due 1/20/2031	2,221,214 (c)
Crown City CLO III
3,000,000	Series 2021-1A, Class C, (3 mo. USD Term SOFR + 3.56%), 7.85%, due 7/20/2034	3,011,458 (c)(f)
3,000,000	Series 2021-1A, Class D, (3 mo. USD Term SOFR + 7.01%), 11.30%, due 7/20/2034	2,807,423 (c)(f)
1,500,000	Crown City CLO VI, Series 2024-6A, Class D1, (3 mo. USD Term SOFR + 3.50%), 7.80%, due 7/15/2037	1,538,755 (c)(f)
CyrusOne Data Centers Issuer I LLC
1,515,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	1,449,013 (c)
2,072,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,063,805 (c)
130,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	124,921 (c)
163,781	Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60%, due 4/15/2026	164,213
Dell Equipment Finance Trust
89,292	Series 2023-3, Class A2, 6.10%, due 4/23/2029	89,546 (c)
190,638	Series 2024-1, Class A2, 5.58%, due 3/22/2030	191,504 (c)
2,330,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	2,370,755 (c)
149,567	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, due 7/20/2026	150,069 (c)
12,446	DLLAD LLC, Series 2023-1A, Class A2, 5.19%, due 4/20/2026	12,454 (c)
30,055	DLLMT LLC, Series 2023-1A, Class A2, 5.78%, due 11/20/2025	30,083 (c)
300,000	Dryden 53 CLO Ltd., Series 2017-53A, Class D, (3 mo. USD Term SOFR + 2.66%), 6.96%, due 1/15/2031	300,000 (c)(f)
Eaton Vance CLO Ltd.
850,000	Series 2015-1A, Class DR, (3 mo. USD Term SOFR + 2.76%), 7.05%, due 1/20/2030	855,659 (c)(f)
900,000	Series 2015-1A, Class ER, (3 mo. USD Term SOFR + 5.86%), 10.15%, due 1/20/2030	899,608 (c)(f)
2,000,000	Series 2020-2A, Class D1R2, (3 mo. USD Term SOFR + 3.20%), 7.50%, due 10/15/2037	2,049,980 (c)(f)
1,500,000	Empower CLO Ltd., Series 2024-2A, Class D, (3 mo. USD Term SOFR + 3.20%), 7.50%, due 7/15/2037	1,539,576 (c)(f)
3,000,000	Flatiron CLO 20 Ltd., Series 2020-1X, Class DR, (3 mo. USD Term SOFR + 3.45%), 7.97%, due 5/20/2036	3,031,944 (f)(j)
2,150,000	Flatiron CLO Ltd., Series 2018-1A, Class E, (3 mo. USD Term SOFR + 5.41%), 9.71%, due 4/17/2031	2,151,430 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Other – cont'd
$1,000,000	Flatiron RR CLO 27 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 2.90%), 7.45%, due 10/18/2037	$1,021,302 (c)(f)
Foundation Finance Trust
4,369,000	Series 2024-2A, Class B, 4.93%, due 3/15/2050	4,317,871 (c)
1,600,000	Series 2024-2A, Class C, 5.32%, due 3/15/2050	1,592,730 (c)
5,655,000	Series 2024-2A, Class D, 6.59%, due 3/15/2050	5,743,856 (c)
Frontier Issuer LLC
8,066,748	Series 2023-1, Class A2, 6.60%, due 8/20/2053	8,217,896 (c)
8,855,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	9,141,707 (c)
2,225,000	Galaxy XV CLO Ltd., Series 2013-15A, Class ER, (3 mo. USD Term SOFR + 6.91%), 11.21%, due 10/15/2030	2,227,278 (c)(f)
250,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, (3 mo. USD Term SOFR + 6.04%), 10.53%, due 5/16/2031	250,490 (c)(f)
1,600,000	Galaxy XXVIII CLO Ltd., Series 2018-28A, Class E, (3 mo. USD Term SOFR + 6.26%), 10.56%, due 7/15/2031	1,602,597 (c)(f)
Gracie Point International Funding LLC
8,604,000	Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 6.61%, due 3/1/2028	8,626,176 (c)(f)
705,000	Series 2024-1A, Class B, (90 day USD SOFR Average + 2.10%), 7.01%, due 3/1/2028	706,807 (c)(f)
721,000	Series 2024-1A, Class C, (90 day USD SOFR Average + 3.50%), 8.41%, due 3/1/2028	723,799 (c)(f)
592,000	Series 2024-1A, Class D, (90 day USD SOFR Average + 7.15%), 12.06%, due 3/1/2028	592,481 (c)(f)
GreenSky Home Improvement Trust
8,479,000	Series 2024-1, Class B, 5.87%, due 6/25/2059	8,610,157 (c)
1,805,000	Series 2024-1, Class C, 6.36%, due 6/25/2059	1,849,867 (c)
1,900,000	Series 2024-1, Class D, 7.33%, due 6/25/2059	1,965,625 (c)
1,000,000	HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, (3 mo. USD Term SOFR + 6.97%), 11.26%, due 4/20/2034	1,007,439 (c)(f)
Hilton Grand Vacations Trust
1,042,657	Series 2022-1D, Class D, 6.79%, due 6/20/2034	1,026,603 (c)
1,564,708	Series 2022-2A, Class B, 4.74%, due 1/25/2037	1,544,410 (c)
2,066,729	Series 2024-2A, Class B, 5.65%, due 3/25/2038	2,080,082 (c)
4,145,890	Series 2024-2A, Class C, 5.99%, due 3/25/2038	4,179,748 (c)
2,504,161	Series 2024-2A, Class D, 6.91%, due 3/25/2038	2,561,727 (c)
1,517,901	Series 2024-1B, Class B, 5.99%, due 9/15/2039	1,530,277 (c)
1,327,901	Series 2024-1B, Class D, 8.85%, due 9/15/2039	1,357,144 (c)
HPEFS Equipment Trust
235,000	Series 2024-2A, Class A2, 5.50%, due 10/20/2031	235,835 (c)
5,731,000	Series 2024-2A, Class D, 5.82%, due 4/20/2032	5,794,169 (c)
3,925,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	3,953,599 (c)
4,000,000	KKR CLO 25 Ltd., Series 25, Class DR, (3 mo. USD Term SOFR + 3.66%), 7.96%, due 7/15/2034	4,022,138 (c)(f)
Kubota Credit Owner Trust
38,657	Series 2023-2A, Class A2, 5.61%, due 7/15/2026	38,763 (c)
100,000	Series 2024-2A, Class A2, 5.45%, due 4/15/2027	100,621 (c)
5,427,000	Series 2024-2A, Class A4, 5.19%, due 5/15/2030	5,505,444 (c)
Magnetite XX Ltd.
250,000	Series 2018-20A, Class D, (3 mo. USD Term SOFR + 2.76%), 7.05%, due 4/20/2031	251,559 (c)(f)
250,000	Series 2018-20A, Class E, (3 mo. USD Term SOFR + 5.61%), 9.90%, due 4/20/2031	250,182 (c)(f)
500,000	Marble Point CLO XI Ltd., Series 2017-2A, Class D, (3 mo. USD Term SOFR + 3.06%), 7.35%, due 12/18/2030	502,866 (c)(f)
8,848,657	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	9,013,337 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Other – cont'd
Morgan Stanley Eaton Vance CLO Ltd.
$2,000,000	Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.01%), 11.30%, due 10/20/2034	$1,981,772 (c)(f)
1,000,000	Series 2022-16A, Class D1, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 4/15/2035	1,004,827 (c)(f)
MVW LLC
911,544	Series 2020-1A, Class B, 2.73%, due 10/20/2037	885,256 (c)
888,755	Series 2020-1A, Class C, 4.21%, due 10/20/2037	874,648 (c)
1,404,717	Series 2021-2A, Class B, 1.83%, due 5/20/2039	1,323,342 (c)
2,061,791	Series 2022-1A, Class B, 4.40%, due 11/21/2039	2,024,904 (c)
2,806,357	Series 2023-2A, Class C, 7.06%, due 11/20/2040	2,861,150 (c)
949,519	Series 2023-2A, Class D, 9.33%, due 11/20/2040	976,661 (c)
7,112,706	Series 2024-2A, Class B, 4.58%, due 3/20/2042	6,971,700 (c)
4,634,149	Series 2024-2A, Class C, 4.92%, due 3/20/2042	4,531,409 (c)
3,942,376	Series 2024-1A, Class B, 5.51%, due 2/20/2043	3,968,379 (c)
2,491,767	Series 2024-1A, Class C, 6.20%, due 2/20/2043	2,517,941 (c)
7,686,728	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	7,745,175 (c)
1,000,000	Oaktree CLO Ltd., Series 2024-26A, Class E, (3 mo. USD Term SOFR + 6.50%), 10.79%, due 4/20/2037	1,032,161 (c)(f)
OCP CLO Ltd.
1,550,000	Series 2020-19A, Class ER, (3 mo. USD Term SOFR + 6.76%), 11.05%, due 10/20/2034	1,559,735 (c)(f)
3,000,000	Series 2024-35A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.66%, due 10/25/2037	3,064,520 (c)(f)
2,000,000	Series 2017-13A, Class ER2, (3 mo. USD Term SOFR + 5.90%), 10.46%, due 11/26/2037	2,065,215 (c)(f)
2,000,000	Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 2.65%, due 1/20/2038	2,000,000 (c)(f)(i)
3,500,000	Series 2018-15A, Class ER, (3 mo. USD Term SOFR + 5.10%), 9.39%, due 1/20/2038	3,577,931 (c)(f)
2,500,000	OHA Credit Funding 6 Ltd., Series 2020-6A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 7.14%, due 10/20/2037	2,553,019 (c)(f)
4,431,522	OneMain Financial Issuance Trust, Series 2022-2A, Class A, 4.89%, due 10/14/2034	4,432,716 (c)
OWN Equipment Fund I LLC
7,358,163	Series 2024-2M, Class A, 5.70%, due 12/20/2032	7,384,640 (c)
3,020,958	Series 2024-2M, Class B, 6.43%, due 12/20/2032	3,029,733 (c)
Palmer Square CLO Ltd.
3,500,000	Series 2015-1A, Class DR4, (3 mo. USD Term SOFR + 6.76%), 11.28%, due 5/21/2034	3,514,556 (c)(f)
1,225,000	Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/15/2038	1,256,549 (c)(f)
2,000,000	Parallel Ltd., Series 2020-1A, Class DR, (3 mo. USD Term SOFR + 6.76%), 11.05%, due 7/20/2034	2,008,251 (c)(f)
PFS Financing Corp.
280,000	Series 2023-D, Class A, (30 day USD SOFR Average + 1.15%), 5.56%, due 8/15/2027	280,927 (c)(f)
280,000	Series 2024-E, Class A, (30 day USD SOFR Average + 0.85%), 5.26%, due 7/15/2028	281,169 (c)(f)
300,000	PPM CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.36%), 7.66%, due 4/17/2034	301,020 (c)(f)
3,000,000	RAD CLO 28 Ltd., Series 2024-28A, Class E, (3 mo. USD Term SOFR + 5.25%), 9.51%, due 4/20/2038	3,030,000 (c)(f)
1,625,000	Regatta XX Funding Ltd., Series 2021-2A, Class E, (3 mo. USD Term SOFR + 6.51%), 10.81%, due 10/15/2034	1,625,000 (c)(f)
1,000,000	Riserva CLO Ltd., Series 2016-3A, Class ERR, (3 mo. USD Term SOFR + 6.76%), 11.05%, due 1/18/2034	988,887 (c)(f)
2,500,000	RR 34 Ltd., Series 2024-34RA, Class DR, (3 mo. USD Term SOFR + 5.50%), 9.80%, due 10/15/2039	2,581,881 (c)(f)
1,000,000	RR 36 Ltd., Series 2024-36RA, Class DR, (3 mo. USD Term SOFR + 5.25%), 9.55%, due 1/15/2040	1,000,562 (c)(f)
1,000,000	Sandstone Peak Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.06%), 11.36%, due 10/15/2034	1,007,520 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Other – cont'd
Sierra Timeshare Receivables Funding LLC
$432,413	Series 2020-2A, Class C, 3.51%, due 7/20/2037	$429,405 (c)
222,652	Series 2021-2A, Class C, 1.95%, due 9/20/2038	215,048 (c)
1,090,099	Series 2021-2A, Class D, 3.23%, due 9/20/2038	1,049,984 (c)
1,240,404	Series 2022-1A, Class D, 6.00%, due 10/20/2038	1,215,596 (c)
740,699	Series 2023-1A, Class C, 7.00%, due 1/20/2040	752,027 (c)
738,483	Series 2023-2A, Class C, 7.30%, due 4/20/2040	755,587 (c)
1,240,918	Series 2023-2A, Class D, 9.72%, due 4/20/2040	1,275,438 (c)
358,253	Series 2023-3A, Class C, 7.12%, due 9/20/2040	365,693 (c)
4,330,357	Series 2024-2A, Class C, 5.83%, due 6/20/2041	4,336,891 (c)
7,765,197	Series 2024-3A, Class C, 5.32%, due 8/20/2041	7,727,740 (c)
2,577,231	Series 2024-3A, Class D, 6.93%, due 8/20/2041	2,553,258 (c)
2,841,605	Series 2024-1A, Class C, 5.94%, due 1/20/2043	2,850,750 (c)
826,034	Series 2024-1A, Class D, 8.02%, due 1/20/2043	837,606 (c)
Signal Peak CLO 11 Ltd.
2,000,000	Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.39%, due 7/18/2037	2,043,906 (c)(f)
1,000,000	Series 2024-11A, Class E, (3 mo. USD Term SOFR + 6.00%), 10.29%, due 7/18/2037	1,017,383 (c)(f)
Sotheby's Artfi Master Trust
13,004,000	Series 2024-1A, Class A1, 6.43%, due 12/22/2031	13,173,166 (c)
2,068,000	Series 2024-1A, Class D, 7.91%, due 12/22/2031	2,102,083 (c)
7,090,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	7,153,668 (c)
7,215,915	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	7,289,711 (c)
1,100,000	Symphony CLO 44 Ltd., Series 2024-44A, Class E, (3 mo. USD Term SOFR + 6.15%), 10.44%, due 7/14/2037	1,137,613 (c)(f)
11,287,943	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	10,603,757 (c)
Trafigura Securitisation Finance PLC
3,114,000	Series 2024-1A, Class A2, 5.98%, due 11/15/2027	3,152,134 (c)
6,208,000	Series 2024-1A, Class B, 7.29%, due 11/15/2027	6,199,656 (c)
1,300,000	Trestles CLO II Ltd., Series 2018-2A, Class ER, (3 mo. USD Term SOFR + 6.60%), 10.90%, due 7/25/2037	1,351,062 (c)(f)
1,750,000	Trestles CLO III Ltd., Series 2020-3A, Class ER, (3 mo. USD Term SOFR + 6.10%), 10.39%, due 10/20/2037	1,793,622 (c)(f)
1,200,000	TRESTLES CLO Ltd., Series 2017-1A, Class ERR, (3 mo. USD Term SOFR + 5.95%), 10.25%, due 7/25/2037	1,238,004 (c)(f)
2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.92%, due 10/25/2037	2,042,072 (c)(f)
1,500,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class D, (3 mo. USD Term SOFR + 3.56%), 7.85%, due 7/20/2034	1,507,264 (c)(f)
4,000,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class C, 9.12%, due 4/20/2055	4,090,171 (c)(i)
Verizon Master Trust
274,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.99%, due 4/22/2030	274,990 (f)
289,000	Series 2024-6, Class A1B, (30 day USD SOFR Average + 0.67%), 5.04%, due 8/20/2030	291,005 (f)
Volofin Finance DAC
6,776,902	Series 2024-1A, Class A, 5.94%, due 6/15/2037	6,795,915 (c)
3,039,506	Series 2024-1A, Class B, 6.21%, due 6/15/2037	3,041,899 (c)
1,750,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 7.29%, due 7/18/2037	1,788,248 (c)(f)
Ziply Fiber Issuer LLC
4,347,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	4,470,663 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Other – cont'd
	$8,500,000	Series 2024-1A, Class C, 11.17%, due 4/20/2054	$9,191,216 (c)
458,418,156
Student Loan 0.8%
Bayview Opportunity Master Fund VII LLC
	1,752,503	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.15%, due 6/25/2047	1,768,190 (c)(f)
	744,494	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 7.10%, due 6/25/2047	760,699 (c)(f)
	4,593,521	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	4,621,499 (c)
Navient Private Education Refi Loan Trust
	12,402,979	Series 2021-EA, Class A, 0.97%, due 12/16/2069	10,933,161 (c)
	11,398,275	Series 2021-FA, Class A, 1.11%, due 2/18/2070	9,985,495 (c)
	5,235,903	Series 2021-GA, Class A, 1.58%, due 4/15/2070	4,660,971 (c)
	10,057,426	Series 2024-A, Class A, 5.66%, due 10/15/2072	10,177,200 (c)
	1,597,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.12%, due 5/15/2046	1,349,265 (c)
44,256,480
Telecommunications 0.1%
	3,510,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	3,382,071 (c)
Total Asset-Backed Securities (Cost $691,655,019)			696,974,166

Corporate Bonds 25.8%
Advertising 0.1%
Clear Channel Outdoor Holdings, Inc.
	1,405,000	5.13%, due 8/15/2027	1,368,634 (c)
	1,710,000	9.00%, due 9/15/2028	1,797,739 (c)
	610,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	520,012 (c)
EUR	1,900,000	Summer BC Holdco B SARL, 5.75%, due 10/31/2026	1,971,416 (j)
5,657,801
Aerospace & Defense 0.2%
	$490,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	500,927 (c)
Bombardier, Inc.
	2,465,000	7.25%, due 7/1/2031	2,545,307 (c)
	535,000	7.00%, due 6/1/2032	545,546 (c)
	440,000	GE Capital Funding LLC, 3.45%, due 5/15/2025	437,955
	780,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 5.20%, due 5/5/2026	782,457 (f)
	1,780,000	Goat Holdco LLC, 6.75%, due 2/1/2032	1,774,037 (c)
	3,810,000	L3Harris Technologies, Inc., 5.40%, due 7/31/2033	3,814,418
TransDigm, Inc.
	380,000	5.50%, due 11/15/2027	376,335
	1,755,000	6.75%, due 8/15/2028	1,786,097 (c)
	550,000	4.63%, due 1/15/2029	520,594
	380,000	6.38%, due 3/1/2029	383,808 (c)
	620,000	7.13%, due 12/1/2031	640,225 (c)
14,107,706
Agriculture 0.2%
	9,375,000	Imperial Brands Finance PLC, 5.88%, due 7/1/2034	9,351,589 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Agriculture – cont'd
	$1,510,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 4/20/2035	$1,530,128 (c)
			10,881,717
Airlines 0.1%
EUR	1,000,000	Air France-KLM, 4.63%, due 5/23/2029	1,062,921 (j)
	$1,750,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	1,745,722 (c)
	254,000	Avianca Midco 2 PLC, 9.63%, due 2/14/2030	247,650 (c)(i)
	715,000	United Airlines, Inc., 4.38%, due 4/15/2026	704,661 (c)
			3,760,954
Apparel 0.1%
EUR	3,183,000	Birkenstock Financing SARL, 5.25%, due 4/30/2029	3,356,529 (j)
EUR	1,200,000	CT Investment GmbH, 6.38%, due 4/15/2030	1,289,520 (j)
EUR	1,523,000	VF Corp., 4.25%, due 3/7/2029	1,590,428
			6,236,477
Auto Manufacturers 0.3%
	$7,600,000	Ford Motor Credit Co. LLC, 6.50%, due 2/7/2035	7,608,421
	200,000	Hyundai Capital America, 5.50%, due 3/30/2026	201,503 (c)
EUR	867,000	Jaguar Land Rover Automotive PLC, 4.50%, due 7/15/2028	911,085 (j)
EUR	300,000	Stellantis NV, 3.50%, due 9/19/2030	310,871 (j)
	$770,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate + 0.77%), 5.26%, due 8/7/2026	774,046 (f)
	475,000	Volkswagen Group of America Finance LLC, (Secured Overnight Financing Rate + 0.93%), 5.33%, due 9/12/2025	475,742 (c)(f)
		Volkswagen International Finance NV
EUR	4,500,000	3.75%, due 12/28/2027	4,565,179 (j)(k)(l)
EUR	700,000	3.88%, due 6/17/2029	691,687 (j)(k)(l)
EUR	400,000	4.38%, due 3/28/2031	391,262 (j)(k)(l)
			15,929,796
Auto Parts & Equipment 0.3%
	$1,120,000	Adient Global Holdings Ltd., 7.50%, due 2/15/2033	1,134,928 (c)
EUR	880,000	Clarios Global LP/Clarios U.S. Finance Co., 4.38%, due 5/15/2026	912,912 (j)
EUR	1,146,000	Dana Financing Luxembourg SARL, 8.50%, due 7/15/2031	1,307,762 (j)
		Forvia SE
EUR	300,000	3.13%, due 6/15/2026	309,019 (j)
EUR	380,000	2.38%, due 6/15/2027	380,993 (j)
EUR	1,050,000	5.50%, due 6/15/2031	1,105,283 (j)
		Goodyear Tire & Rubber Co.
	$2,420,000	5.00%, due 7/15/2029	2,257,645
	435,000	5.25%, due 4/30/2031	397,195
		Grupo Antolin-Irausa SA
EUR	200,000	3.50%, due 4/30/2028	145,678 (j)
EUR	855,000	10.38%, due 1/30/2030	707,274 (j)
EUR	1,620,000	IHO Verwaltungs GmbH, 8.75% Cash/ 9.50% PIK, due 5/15/2028	1,773,021 (j)(m)
EUR	1,900,000	Schaeffler AG, 4.50%, due 3/28/2030	1,985,152 (j)
EUR	1,300,000	Valeo SE, 5.88%, due 4/12/2029	1,424,664 (j)
		ZF Europe Finance BV
EUR	500,000	6.13%, due 3/13/2029	539,734 (j)
EUR	2,200,000	3.00%, due 10/23/2029	2,087,040 (j)
EUR	900,000	ZF Finance GmbH, 3.75%, due 9/21/2028	900,942 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Auto Parts & Equipment – cont'd
ZF North America Capital, Inc.
	$585,000	6.88%, due 4/14/2028	$589,360 (c)
	400,000	6.75%, due 4/23/2030	393,047 (c)
18,351,649
Banks 5.8%
	5,200,000	ABN AMRO Bank NV, 5.52%, due 12/3/2035	5,121,248 (c)(k)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	290,407 (j)
Banco Bilbao Vizcaya Argentaria SA
	$1,600,000	6.50%, due 3/5/2025	1,596,388 (k)(l)
	7,755,000	7.75%, due 1/14/2032	7,754,694 (k)(l)
EUR	270,000	Banco BPM SpA, 3.38%, due 1/24/2030	285,017 (j)
Banco Bradesco SA
	$256,000	4.38%, due 3/18/2027	252,111 (c)
	200,000	6.50%, due 1/22/2030	203,358 (c)
	200,000	Banco de Bogota SA, 6.25%, due 5/12/2026	200,818 (j)
	1,900,000	Banco do Brasil SA, 8.75%, due 4/15/2025	1,915,983 (j)(k)(l)
	1,500,000	Banco Mercantil del Norte SA, 6.63%, due 1/24/2032	1,341,057 (c)(k)(l)
	570,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, due 12/10/2029	570,502 (c)
	6,400,000	Banco Santander SA, 6.03%, due 1/17/2035	6,541,112
Bangkok Bank PCL
	200,000	4.30%, due 6/15/2027	197,828 (c)
	1,270,000	5.65%, due 7/5/2034	1,289,087 (c)
	200,000	Bank Negara Indonesia Persero Tbk. PT, 3.75%, due 3/30/2026	195,511 (j)
Bank of America Corp.
	1,250,000	(3 mo. USD Term SOFR + 1.03%), 5.59%, due 2/5/2026	1,250,065 (f)
	3,330,000	4.38%, due 1/27/2027	3,230,877 (k)(l)
	220,000	(Secured Overnight Financing Rate + 0.97%), 5.35%, due 7/22/2027	221,145 (f)
	6,735,000	4.95%, due 7/22/2028	6,756,031 (k)
	1,125,000	Bank of New York Mellon, (Secured Overnight Financing Rate + 0.45%), 4.85%, due 3/13/2026	1,125,216 (f)
	11,125,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	10,621,389 (k)(l)
EUR	100,000	Bank of New Zealand, 2.55%, due 6/29/2027	103,469 (j)
Banque Federative du Credit Mutuel SA
EUR	200,000	(10 yr. EURIBOR ICE Swap + 0.10%, Cap 8.00%, Floor 0.00%), 2.88%, due 2/25/2025	206,992 (f)(l)
	$2,555,000	5.90%, due 7/13/2026	2,593,831 (c)
	1,745,000	5.09%, due 1/23/2027	1,751,635 (c)
	4,825,000	4.75%, due 7/13/2027	4,809,175 (c)
Barclays PLC
	3,550,000	4.38%, due 3/15/2028	3,244,023 (k)(l)
	2,065,000	8.00%, due 3/15/2029	2,151,974 (k)(l)
	3,090,000	9.63%, due 12/15/2029	3,440,119 (k)(l)
BNP Paribas SA
	4,840,000	4.63%, due 1/12/2027	4,599,097 (c)(k)(l)
	690,000	9.25%, due 11/17/2027	738,866 (c)(k)(l)
	655,000	4.50%, due 2/25/2030	570,757 (c)(k)(l)
	1,965,000	4.63%, due 2/25/2031	1,690,805 (c)(k)(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
BPCE SA
EUR	200,000	4.13%, due 3/8/2033	$214,491 (j)(k)
	$3,515,000	5.94%, due 5/30/2035	3,505,685 (c)(k)
	3,200,000	3.65%, due 1/14/2037	2,718,345 (c)(k)
	3,595,000	6.92%, due 1/14/2046	3,720,022 (c)(k)
CBQ Finance Ltd.
	200,000	2.00%, due 5/12/2026	192,360 (j)
	200,000	5.38%, due 3/28/2029	201,114 (j)
	995,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 5.17%, due 11/19/2027	996,488 (f)
Citigroup, Inc.
	245,000	4.00%, due 12/10/2025	241,484 (k)(l)
	6,330,000	3.88%, due 2/18/2026	6,198,298 (k)(l)
	3,140,000	4.15%, due 11/15/2026	3,049,810 (k)(l)
	3,670,000	7.13%, due 8/15/2029	3,766,070 (k)(l)
	4,340,000	7.00%, due 8/15/2034	4,522,306 (k)(l)
	14,035,000	6.02%, due 1/24/2036	14,090,408 (k)
Citizens Financial Group, Inc.
	2,400,000	(3 mo. USD Term SOFR + 3.26%), 7.56%, due 4/6/2025	2,381,999 (f)(l)
	1,203,000	(3 mo. USD Term SOFR + 3.42%), 7.71%, due 4/6/2025	1,194,055 (f)(l)
EUR	200,000	Commonwealth Bank of Australia, 0.75%, due 2/28/2028	196,077 (j)
	$1,930,000	Credit Agricole SA, 5.86%, due 1/9/2036	1,942,143 (c)(k)
EUR	100,000	Crelan SA, 6.00%, due 2/28/2030	114,053 (j)(k)
	$200,000	DBS Group Holdings Ltd., 5.48%, due 9/12/2025	201,052 (c)
Deutsche Bank AG
	2,200,000	6.00%, due 10/30/2025	2,184,658 (k)(l)
	7,440,000	5.40%, due 9/11/2035	7,144,408 (k)
	200,000	Development Bank of Kazakhstan JSC, 5.50%, due 4/15/2027	201,073 (c)
	2,035,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	2,042,631 (j)(k)(l)
Fifth Third Bancorp
	1,793,000	(3 mo. USD Term SOFR + 3.29%), 7.62%, due 3/3/2025	1,787,346 (f)(l)
	1,661,000	1.71%, due 11/1/2027	1,573,517 (k)
	4,070,000	4.34%, due 4/25/2033	3,792,327 (k)
	660,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 5.19%, due 1/28/2028	662,089 (f)
	245,000	Freedom Mortgage Corp., 6.63%, due 1/15/2027	245,996 (c)
	1,575,000	Goldman Sachs Bank USA, (Secured Overnight Financing Rate + 0.75%), 5.20%, due 5/21/2027	1,577,797 (f)
Goldman Sachs Group, Inc.
	685,000	3.80%, due 5/10/2026	665,059 (k)(l)
	1,060,000	3.65%, due 8/10/2026	1,018,868 (k)(l)
	1,345,000	4.13%, due 11/10/2026	1,299,805 (k)(l)
	4,430,000	7.50%, due 5/10/2029	4,638,547 (k)(l)
	4,000,000	6.13%, due 11/10/2034	3,907,043 (k)(l)
Grupo Aval Ltd.
	1,235,000	4.38%, due 2/4/2030	1,108,896 (c)
	200,000	4.38%, due 2/4/2030	179,578 (j)
	200,000	Gulf International Bank BSC, 5.75%, due 6/5/2029	203,260 (j)
HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,484,728 (k)(l)
	1,555,000	8.00%, due 3/7/2028	1,636,533 (k)(l)
	1,170,000	4.70%, due 3/9/2031	1,042,928 (k)(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Huntington Bancshares, Inc.
	$2,256,000	4.45%, due 10/15/2027	$2,167,681 (k)(l)
	523,000	5.63%, due 7/15/2030	512,257 (k)(l)
	3,690,000	5.71%, due 2/2/2035	3,692,958 (k)
ING Groep NV
	2,895,000	5.75%, due 11/16/2026	2,882,701 (k)(l)
	4,892,000	3.88%, due 5/16/2027	4,507,376 (k)(l)
EUR	100,000	0.25%, due 2/18/2029	95,455 (j)(k)
	$7,160,000	4.25%, due 5/16/2031	5,945,442 (k)(l)
	2,785,000	Intesa Sanpaolo SpA, 7.78%, due 6/20/2054	3,044,206 (c)(k)
JPMorgan Chase & Co.
	260,000	4.60%, due 2/1/2025	260,000 (k)(l)
	441,000	(3 mo. USD Term SOFR + 2.84%), 7.41%, due 5/1/2025	446,240 (f)(l)
	710,000	3.65%, due 6/1/2026	691,902 (k)(l)
	520,000	(Secured Overnight Financing Rate + 0.89%), 5.26%, due 4/22/2027	522,384 (f)
	1,090,000	(Secured Overnight Financing Rate + 0.77%), 5.14%, due 9/22/2027	1,095,299 (f)
	7,500,000	2.18%, due 6/1/2028	7,071,854 (k)
	200,000	KEB Hana Bank, 3.25%, due 3/30/2027	194,364 (c)
Kreditanstalt fuer Wiederaufbau
EUR	224,000	0.00%, due 6/15/2026	225,243 (j)
EUR	82,000	1.25%, due 6/30/2027	82,963 (j)
EUR	138,000	2.75%, due 3/15/2028	144,810 (j)
EUR	39,000	0.75%, due 1/15/2029	37,891 (j)
EUR	72,000	2.88%, due 12/28/2029	75,932 (j)
EUR	124,000	0.00%, due 9/15/2031	108,813 (j)
EUR	171,000	2.50%, due 10/15/2031	176,642 (j)
Lloyds Banking Group PLC
	$1,055,000	7.50%, due 9/27/2025	1,065,394 (k)(l)
	2,185,000	8.00%, due 9/27/2029	2,290,234 (k)(l)
	7,590,000	5.59%, due 11/26/2035	7,550,337 (k)
M&T Bank Corp.
	665,000	7.01%, due 8/1/2025	661,128 (k)(l)
	3,685,000	3.50%, due 9/1/2026	3,472,905 (k)(l)
Morgan Stanley
	1,580,000	(Secured Overnight Financing Rate + 0.95%), 5.41%, due 2/18/2026	1,580,461 (f)
	6,270,000	5.25%, due 4/21/2034	6,193,788 (k)
EUR	300,000	3.96%, due 3/21/2035	321,355 (k)
EUR	200,000	National Australia Bank Ltd., 2.35%, due 8/30/2029	203,687 (j)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	195,367 (j)
NatWest Group PLC
	$1,020,000	6.00%, due 12/29/2025	1,018,722 (k)(l)
	6,905,000	4.60%, due 6/28/2031	5,951,977 (k)(l)
	4,195,000	8.13%, due 11/10/2033	4,458,740 (k)(l)
Nordea Bank Abp
	475,000	(Secured Overnight Financing Rate + 0.74%), 5.12%, due 3/19/2027	477,097 (c)(f)
	3,400,000	3.75%, due 3/1/2029	3,000,355 (c)(k)(l)
EUR	200,000	Permanent TSB Group Holdings PLC, 3.00%, due 8/19/2031	205,791 (j)(k)
PNC Financial Services Group, Inc.
	$7,168,000	3.40%, due 9/15/2026	6,806,144 (k)(l)
	1,625,000	6.25%, due 3/15/2030	1,632,230 (k)(l)
	3,330,000	6.88%, due 10/20/2034	3,648,685 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$5,345,000	Santander U.K. Group Holdings PLC, 6.83%, due 11/21/2026	$5,421,597 (k)
	3,400,000	Skandinaviska Enskilda Banken AB, 5.13%, due 5/13/2025	3,396,430 (j)(k)(l)
	200,000	Standard Chartered PLC, 6.19%, due 7/6/2027	203,453 (c)(k)
State Street Corp.
	4,600,000	1.75%, due 2/6/2026	4,598,764 (k)
	3,105,000	2.90%, due 3/30/2026	3,095,585 (k)
	200,000	(Secured Overnight Financing Rate + 0.85%), 5.23%, due 8/3/2026	201,301 (f)
	925,000	(Secured Overnight Financing Rate + 0.64%), 5.02%, due 10/22/2027	927,594 (f)
	1,945,000	Sumitomo Mitsui Financial Group, Inc., 3.01%, due 10/19/2026	1,892,965
	3,500,000	Toronto-Dominion Bank, 5.53%, due 7/17/2026	3,543,385
Truist Financial Corp.
	5,125,000	6.67%, due 3/1/2025	5,098,705 (k)(l)
	355,000	5.10%, due 3/1/2030	341,332 (k)(l)
	5,530,000	5.87%, due 6/8/2034	5,638,261 (k)
Turkiye Vakiflar Bankasi TAO
	280,000	9.00%, due 10/12/2028	298,158 (c)
	1,750,000	8.99%, due 10/5/2034	1,819,060 (c)(k)
	19,000,000	U.S. Bancorp, 3.70%, due 1/15/2027	18,013,594 (k)(l)
	1,155,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 5.07%, due 10/22/2027	1,157,151 (f)
UBS Group AG
	3,551,000	6.88%, due 8/7/2025	3,573,194 (j)(k)(l)
	1,250,000	2.19%, due 6/5/2026	1,238,562 (c)(k)
EUR	100,000	2.13%, due 10/13/2026	103,325 (j)(k)
	$795,000	4.88%, due 2/12/2027	771,833 (c)(k)(l)
	3,170,000	4.70%, due 8/5/2027	3,164,274 (c)(k)
	420,000	4.38%, due 2/10/2031	366,827 (c)(k)(l)
	4,205,000	9.25%, due 11/13/2033	4,856,825 (c)(k)(l)
EUR	250,000	UniCredit SpA, 3.88%, due 6/3/2027	253,149 (j)(k)(l)
EUR	100,000	Virgin Money U.K. PLC, 4.00%, due 3/18/2028	106,020 (j)(k)
Wells Fargo & Co.
	$3,855,000	3.90%, due 3/15/2026	3,787,572 (k)(l)
	10,875,000	6.49%, due 10/23/2034	11,593,445 (k)
	1,515,000	Wells Fargo Bank NA, (Secured Overnight Financing Rate + 1.07%), 5.47%, due 12/11/2026	1,530,691 (f)
Yapi ve Kredi Bankasi AS
	200,000	9.25%, due 10/16/2028	215,241 (c)
	600,000	9.74%, due 4/4/2029	625,800 (c)(k)(l)
337,254,837
Beverages 0.0%(n)
	600,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 5.02%, due 2/16/2027	603,161 (f)
	500,000	PepsiCo, Inc., (Secured Overnight Financing Rate Index + 0.40%), 4.88%, due 2/13/2026	500,818 (f)
EUR	1,600,000	Primo Water Holdings, Inc., 3.88%, due 10/31/2028	1,634,328 (j)
2,738,307
Biotechnology 0.1%
	$6,420,000	Amgen, Inc., 5.75%, due 3/2/2063	6,193,800
Building Materials 0.4%
	565,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	554,949 (c)
	7,540,000	Cemex SAB de CV, 9.13%, due 3/14/2028	7,799,135 (c)(k)(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Building Materials – cont'd
Cornerstone Building Brands, Inc.
	$615,000	6.13%, due 1/15/2029	$497,662 (c)
	1,215,000	9.50%, due 8/15/2029	1,212,685 (c)
EUR	787,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, due 12/15/2030	855,138 (j)
EUR	415,000	HT Troplast GmbH, 9.38%, due 7/15/2028	451,655 (j)
	$2,365,000	Jeld-Wen, Inc., 7.00%, due 9/1/2032	2,254,141 (c)
	1,125,000	Masterbrand, Inc., 7.00%, due 7/15/2032	1,150,118 (c)
	1,295,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,232,738 (c)
Quikrete Holdings, Inc.
	1,870,000	6.38%, due 3/1/2032	1,874,656 (c)(i)
	670,000	6.75%, due 3/1/2033	671,675 (c)(i)
Standard Industries, Inc.
	1,475,000	4.38%, due 7/15/2030	1,369,876 (c)
	1,065,000	3.38%, due 1/15/2031	932,294 (c)
20,856,722
Chemicals 0.4%
EUR	525,000	ASK Chemicals Deutschland Holding GmbH, 10.00%, due 11/15/2029	537,828 (j)
Avient Corp.
	$760,000	7.13%, due 8/1/2030	780,145 (c)
	1,115,000	6.25%, due 11/1/2031	1,112,798 (c)
	200,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	205,832 (c)
INEOS Finance PLC
	1,220,000	6.75%, due 5/15/2028	1,229,681 (c)
	1,015,000	7.50%, due 4/15/2029	1,035,061 (c)
EUR	1,625,000	INEOS Quattro Finance 2 PLC, 8.50%, due 3/15/2029	1,793,217 (j)
Kronos International, Inc.
EUR	215,000	3.75%, due 9/15/2025	221,624 (j)
EUR	766,000	9.50%, due 3/15/2029	865,800 (j)
EUR	790,000	Lune Holdings SARL, 5.63%, due 11/15/2028	574,037 (j)
	$200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	199,766 (c)
EUR	1,233,000	Monitchem HoldCo 3 SA, 8.75%, due 5/1/2028	1,302,494 (j)
	$1,270,000	NOVA Chemicals Corp., 8.50%, due 11/15/2028	1,348,853 (c)
Olympus Water U.S. Holding Corp.
EUR	1,781,000	3.88%, due 10/1/2028	1,807,103 (j)
	$860,000	4.25%, due 10/1/2028	815,234 (c)
EUR	1,647,000	9.63%, due 11/15/2028	1,818,254 (j)
	$1,590,000	9.75%, due 11/15/2028	1,683,362 (c)
	265,000	6.25%, due 10/1/2029	254,781 (c)
	770,000	7.25%, due 6/15/2031	783,956 (c)
	200,000	Orbia Advance Corp. SAB de CV, 1.88%, due 5/11/2026	190,874 (j)
	300,000	Sasol Financing USA LLC, 6.50%, due 9/27/2028	288,476
	1,140,000	Sociedad Quimica y Minera de Chile SA, 5.50%, due 9/10/2034	1,084,140 (c)
EUR	1,330,000	Synthomer PLC, 7.38%, due 5/2/2029	1,436,257 (j)
	$1,470,000	Tronox, Inc., 4.63%, due 3/15/2029	1,331,307 (c)
	1,115,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	1,019,804 (c)
WR Grace Holdings LLC
	1,810,000	5.63%, due 8/15/2029	1,691,602 (c)
	470,000	7.38%, due 3/1/2031	484,881 (c)
25,897,167
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Commercial Services 0.9%
		AA Bond Co. Ltd.
GBP	131,966	6.50%, due 1/31/2026	$163,068 (c)
GBP	254,084	6.50%, due 1/31/2026	313,967 (j)
GBP	1,268,000	8.45%, due 7/31/2050	1,676,769 (j)
	$2,040,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	2,091,598 (c)
	1,225,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	1,133,447 (c)
GBP	1,300,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, due 6/1/2028	1,515,318 (j)
EUR	1,305,000	Amber Finco PLC, 6.63%, due 7/15/2029	1,429,546 (j)
EUR	715,000	Arena Luxembourg Finance SARL, 1.88%, due 2/1/2028	704,404 (j)
		BCP V Modular Services Finance II PLC
EUR	1,280,000	4.75%, due 11/30/2028	1,302,017 (j)
GBP	866,000	6.13%, due 11/30/2028	1,034,829 (j)
EUR	495,000	BCP V Modular Services Finance PLC, 6.75%, due 11/30/2029	470,925 (j)
	$1,980,000	Block, Inc., 6.50%, due 5/15/2032	2,023,776 (c)
EUR	1,254,000	Boels Topholding BV, 5.75%, due 5/15/2030	1,351,063 (j)
	$2,085,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	2,182,749 (c)
GBP	1,513,000	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, due 1/15/2031	2,002,116 (j)
	$2,625,000	Champions Financing, Inc., 8.75%, due 2/15/2029	2,507,053 (c)
	247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	243,222 (j)
		Garda World Security Corp.
	860,000	7.75%, due 2/15/2028	891,928 (c)
	2,365,000	8.25%, due 8/1/2032	2,432,653 (c)
	2,055,000	Georgetown University, 2.94%, due 4/1/2050	1,320,163
EUR	600,000	House of HR Group BV, 9.00%, due 11/3/2029	630,254 (j)
EUR	500,000	Kapla Holding SAS, (3 mo. EUR EURIBOR + 3.50%), 6.39%, due 7/31/2030	523,875 (f)(j)
		Loxam SAS
EUR	1,999,000	5.75%, due 7/15/2027	2,054,156 (j)
EUR	155,000	6.38%, due 5/31/2029	168,829 (j)
EUR	770,000	Mooney Group SpA, (3 mo. EUR EURIBOR + 3.88%), 6.72%, due 12/17/2026	798,676 (f)(j)
	$1,693,000	Movida Europe SA, 7.85%, due 4/11/2029	1,454,121 (c)
EUR	1,066,000	Multiversity SpA, (3 mo. EUR EURIBOR + 4.25%), 6.87%, due 10/30/2028	1,111,398 (f)(j)
EUR	1,630,000	Pachelbel Bidco SpA, 7.13%, due 5/17/2031	1,818,140 (j)
		Prime Security Services Borrower LLC/Prime Finance, Inc.
	$1,085,000	5.75%, due 4/15/2026	1,087,624 (c)
	800,000	6.25%, due 1/15/2028	799,090 (c)
EUR	815,000	Q-Park Holding I BV, 5.13%, due 3/1/2029	874,010 (j)
GBP	745,000	RAC Bond Co. PLC, 5.25%, due 11/4/2046	892,780 (j)
EUR	1,422,542	Techem Verwaltungsgesellschaft 674 GmbH, 6.00%, due 7/30/2026	1,476,484 (j)
EUR	3,575,000	Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, due 7/15/2029	3,812,737 (j)
EUR	1,705,000	Verisure Holding AB, 3.25%, due 2/15/2027	1,746,411 (j)
EUR	3,902,000	Verisure Midholding AB, 5.25%, due 2/15/2029	4,075,062 (j)
	$2,105,000	Veritiv Operating Co., 10.50%, due 11/30/2030	2,287,687 (c)
	2,220,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	2,298,010 (c)
			54,699,955
Computers 0.1%
	1,790,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,770,816 (c)
	1,015,000	ASGN, Inc., 4.63%, due 5/15/2028	976,018 (c)
	3,345,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	3,448,882 (c)
			6,195,716
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Cosmetics - Personal Care 0.0%(n)
	$398,000	Coty, Inc., 5.00%, due 4/15/2026	$396,955 (c)
	1,280,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, due 7/15/2030	1,307,310 (c)
	995,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	975,712
2,679,977
Distribution - Wholesale 0.2%
	2,260,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	2,269,411 (c)
	920,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	914,616 (c)
	2,040,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	2,058,492 (c)
Ritchie Bros Holdings, Inc.
	715,000	6.75%, due 3/15/2028	732,745 (c)
	1,125,000	7.75%, due 3/15/2031	1,184,595 (c)
	2,855,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	3,019,839 (c)
10,179,698
Diversified Financial Services 0.9%
Ally Financial, Inc.
	2,408,000	4.70%, due 5/15/2028	2,187,801 (k)(l)
	2,620,000	5.54%, due 1/17/2031	2,608,403 (k)
American Express Co.
	1,700,000	3.55%, due 9/15/2026	1,638,952 (k)(l)
	1,435,000	(Secured Overnight Financing Rate Index + 0.65%), 5.17%, due 11/4/2026	1,439,437 (f)
	610,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	617,338 (c)
Banco BTG Pactual SA
	256,000	2.75%, due 1/11/2026	250,816 (c)
	200,000	6.25%, due 4/8/2029	202,325 (c)
EUR	100,000	BPCE SFH SA, 3.13%, due 1/24/2028	105,241 (j)
EUR	200,000	Caisse de Refinancement de l'Habitat SA, 3.00%, due 1/11/2030	209,046 (j)
Capital One Financial Corp.
	$820,000	4.99%, due 7/24/2026	820,804 (k)
	175,000	3.75%, due 3/9/2027	171,342
	7,515,000	5.88%, due 7/26/2035	7,592,061 (k)
	7,640,000	6.18%, due 1/30/2036	7,673,395 (k)
Charles Schwab Corp.
	5,763,000	4.00%, due 6/1/2026	5,624,031 (k)(l)
	2,510,000	5.00%, due 6/1/2027	2,464,394 (k)(l)
	5,557,000	4.00%, due 12/1/2030	4,931,984 (k)(l)
EUR	100,000	Credit Mutuel Home Loan SFH SA, 2.75%, due 12/8/2027	104,023 (j)
	$1,055,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	1,060,589 (c)
	150,000	Fondo MIVIVIENDA SA, 4.63%, due 4/12/2027	148,263 (c)
Freedom Mortgage Holdings LLC
	235,000	9.25%, due 2/1/2029	245,281 (c)
	235,000	9.13%, due 5/15/2031	243,224 (c)
	545,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	559,840 (c)
	615,000	Jane Street Group/JSG Finance, Inc., 6.13%, due 11/1/2032	612,033 (c)
	200,000	Muthoot Finance Ltd., 7.13%, due 2/14/2028	203,691 (c)
	2,620,000	Nationstar Mortgage Holdings, Inc., 6.50%, due 8/1/2029	2,626,002 (c)
OneMain Finance Corp.
	1,510,000	6.63%, due 1/15/2028	1,534,670
	2,410,000	7.13%, due 11/15/2031	2,478,509
	1,440,000	PennyMac Financial Services, Inc., 5.75%, due 9/15/2031	1,377,555 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Diversified Financial Services – cont'd
	$925,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	$966,920 (c)
	200,000	Shriram Finance Ltd., 6.63%, due 4/22/2027	201,180 (c)
	220,000	SLM Corp., 6.50%, due 1/31/2030	222,062
	550,000	UWM Holdings LLC, 6.63%, due 2/1/2030	551,122 (c)
	2,158,000	XP, Inc., 6.75%, due 7/2/2029	2,158,667 (c)
			53,831,001
Electric 2.5%
EUR	1,641,000	A2A SpA, 5.00%, due 6/11/2029	1,755,020 (j)(k)(l)
EUR	200,000	Acquirente Unico SpA, 2.80%, due 2/20/2026	207,382 (j)
	$2,780,000	Alpha Generation LLC, 6.75%, due 10/15/2032	2,810,873 (c)
	6,735,000	American Electric Power Co., Inc., 7.05%, due 12/15/2054	6,904,506 (k)
EUR	3,992,000	AusNet Services Holdings Pty. Ltd., 1.63%, due 3/11/2081	4,010,019 (j)(k)
	$10,620,000	CenterPoint Energy, Inc., 6.70%, due 5/15/2055	10,561,204 (k)
	234,000	China Huadian Overseas Development 2018 Ltd., 3.38%, due 6/23/2025	230,498 (j)(k)(l)
	8,225,000	CMS Energy Corp., 3.75%, due 12/1/2050	7,200,179 (k)
		Comision Federal de Electricidad
	500,000	4.69%, due 5/15/2029	471,223 (j)
	1,710,000	5.70%, due 1/24/2030	1,651,689 (c)
	1,510,000	6.45%, due 1/24/2035	1,421,418 (c)
	560,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.98%, due 11/18/2027	562,806 (f)
	1,930,000	Constellation Energy Generation LLC, 6.50%, due 10/1/2053	2,024,306
		Dominion Energy, Inc.
	1,350,000	4.35%, due 1/15/2027	1,310,386 (k)(l)
	8,165,000	6.63%, due 5/15/2055	8,245,393 (k)
	3,725,000	Duke Energy Corp., 6.45%, due 9/1/2054	3,736,439 (k)
		Edison International
	5,075,000	5.00%, due 12/15/2026	4,552,357 (k)(l)
	1,760,000	7.88%, due 6/15/2054	1,642,582 (k)
		EDP SA
EUR	800,000	1.88%, due 3/14/2082	757,302 (j)(k)
EUR	1,000,000	5.94%, due 4/23/2083	1,094,636 (j)(k)
		Electricite de France SA
EUR	4,400,000	2.63%, due 12/1/2027	4,368,924 (j)(k)(l)
EUR	6,400,000	7.50%, due 9/6/2028	7,325,962 (j)(k)(l)
	$2,460,000	9.13%, due 3/15/2033	2,794,034 (c)(k)(l)
EUR	3,500,000	Elia Group SA, 5.85%, due 3/15/2028	3,812,446 (j)(k)(l)
EUR	3,900,000	Enel SpA, 6.38%, due 4/16/2028	4,343,162 (j)(k)(l)
EUR	600,000	Energia Group Roi Financeco DAC, 6.88%, due 7/31/2028	650,357 (j)
	$4,870,000	Evergy, Inc., 6.65%, due 6/1/2055	4,874,174 (k)
	566,723	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	550,571 (c)
	769,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.75%), 5.24%, due 5/8/2025	770,185 (f)
	3,202,000	Lightning Power LLC, 7.25%, due 8/15/2032	3,307,218 (c)
EUR	1,400,000	Naturgy Finance Iberia SA, 2.37%, due 11/23/2026	1,416,792 (j)(k)(l)
	$610,000	Nevada Power Co., 6.25%, due 5/15/2055	611,995 (k)
		NextEra Energy Capital Holdings, Inc.
	305,000	6.05%, due 3/1/2025	305,293
	820,000	(Secured Overnight Financing Rate Index + 0.76%), 5.14%, due 1/29/2026	823,033 (f)
	250,000	(Secured Overnight Financing Rate + 0.80%), 5.18%, due 2/4/2028	250,505 (f)(i)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
GBP	965,000	NGG Finance PLC, 5.63%, due 6/18/2073	$1,196,669 (j)(k)
		NRG Energy, Inc.
	$1,855,000	10.25%, due 3/15/2028	2,057,080 (c)(k)(l)
	1,345,000	3.38%, due 2/15/2029	1,230,318 (c)
	830,000	5.75%, due 7/15/2029	815,526 (c)
	775,000	6.00%, due 2/1/2033	757,205 (c)
		Orsted AS
EUR	2,342,000	5.13%, due 12/31/2099	2,467,372 (j)(k)
EUR	4,758,000	5.25%, due 12/31/2099	5,047,010 (j)(k)
		Pacific Gas & Electric Co.
	$190,000	3.50%, due 6/15/2025	188,774
	290,000	3.45%, due 7/1/2025	287,849
	2,646,794	4.95%, due 7/1/2050	2,178,849
	1,000,000	PPL Capital Funding, Inc., (3 mo. USD Term SOFR + 2.93%), 7.25%, due 3/30/2067	996,800 (f)
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	186,798 (j)
	3,700,000	Sempra, 6.40%, due 10/1/2054	3,563,953 (k)
		Southern Co.
	9,180,000	4.00%, due 1/15/2051	9,041,118 (k)
EUR	3,088,000	1.88%, due 9/15/2081	3,041,933 (k)
EUR	3,400,000	SSE PLC, 4.00%, due 1/21/2028	3,546,298 (j)(k)(l)
EUR	1,716,000	Stedin Holding NV, 1.50%, due 12/31/2026	1,712,159 (j)(k)(l)
EUR	100,000	TenneT Holding BV, 0.88%, due 6/16/2035	83,340 (j)
GBP	3,800,000	Vattenfall AB, 6.88%, due 8/17/2083	4,834,803 (j)(k)
	$3,065,000	Vistra Corp., 7.00%, due 12/15/2026	3,075,249 (c)(k)(l)
		Vistra Operations Co. LLC
	260,000	5.50%, due 9/1/2026	259,893 (c)
	570,000	4.38%, due 5/1/2029	540,945 (c)
	860,000	7.75%, due 10/15/2031	907,871 (c)
	1,850,000	6.88%, due 4/15/2032	1,903,474 (c)
			147,276,155
Electrical Components & Equipment 0.1%
		Belden, Inc.
EUR	665,000	3.88%, due 3/15/2028	691,129 (j)
EUR	130,000	3.38%, due 7/15/2031	129,238 (j)
EUR	1,874,000	Energizer Gamma Acquisition BV, 3.50%, due 6/30/2029	1,851,283 (j)
EUR	1,100,000	Nexans SA, 4.25%, due 3/11/2030	1,166,807 (j)
			3,838,457
Electronics 0.0%(n)
	$585,000	Sensata Technologies BV, 5.88%, due 9/1/2030	575,633 (c)
	285,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	286,818 (c)
			862,451
Energy - Alternate Sources 0.1%
EUR	1,490,000	Cullinan Holdco SCSp, 4.63%, due 10/15/2026	1,368,216 (j)
	$3,263,000	FS Luxembourg SARL, 8.88%, due 2/12/2031	3,325,431 (c)
	179,000	Greenko Dutch BV, 3.85%, due 3/29/2026	174,216 (j)
	200,000	Greenko Wind Projects Mauritius Ltd., 5.50%, due 4/6/2025	199,546 (c)
			5,067,409
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Engineering & Construction 0.1%
EUR	900,000	Abertis Infraestructuras Finance BV, 3.25%, due 11/24/2025	$930,672 (j)(k)(l)
	$1,325,000	Arcosa, Inc., 6.88%, due 8/15/2032	1,358,132 (c)
		Assemblin Caverion Group AB
EUR	444,000	6.25%, due 7/1/2030	480,048 (j)
EUR	355,000	(3 mo. EUR EURIBOR + 3.50%), 6.24%, due 7/1/2031	370,855 (f)(j)
	$217,000	ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, due 2/3/2030	215,416 (c)(i)
	260,000	IHS Holding Ltd., 7.88%, due 5/29/2030	255,710 (c)
GBP	879,000	Kier Group PLC, 9.00%, due 2/15/2029	1,140,278 (j)
			4,751,111
Entertainment 1.1%
		888 Acquisitions Ltd.
EUR	100,000	7.56%, due 7/15/2027	104,648 (j)
GBP	345,000	10.75%, due 5/15/2030	441,988 (j)
	$1,655,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	1,722,867 (c)
EUR	1,045,000	Allwyn International AS, 3.88%, due 2/15/2027	1,081,102 (j)
EUR	3,311,000	Banijay Entertainment SAS, 7.00%, due 5/1/2029	3,615,118 (j)
	$1,395,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.25%, due 7/15/2029	1,345,109
	2,640,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	2,684,825 (c)
		Cirsa Finance International SARL
EUR	2,246,000	7.88%, due 7/31/2028	2,460,118 (j)
EUR	625,000	6.50%, due 3/15/2029	680,609 (j)
GBP	2,230,000	CPUK Finance Ltd., 6.50%, due 8/28/2026	2,751,013 (j)
EUR	1,270,000	Flutter Treasury DAC, 5.00%, due 4/29/2029	1,367,985 (j)
EUR	433,067	LHMC Finco 2 SARL, 7.25% Cash/8.00% PIK, due 10/2/2025	449,689 (j)(m)
	$1,430,000	Light & Wonder International, Inc., 7.25%, due 11/15/2029	1,475,192 (c)
EUR	795,000	Lottomatica Group SpA, 5.38%, due 6/1/2030	851,755 (j)
	$640,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	620,903 (c)
	2,225,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	2,121,512 (c)
EUR	595,000	Motion Bondco DAC, 4.50%, due 11/15/2027	596,023 (j)
EUR	2,440,000	Motion Finco SARL, 7.38%, due 6/15/2030	2,624,913 (j)
	$1,645,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	1,498,512 (c)
	1,800,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,752,536 (c)
	1,630,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,575,253 (c)
		Six Flags Entertainment Corp.
	495,000	5.50%, due 4/15/2027	492,043 (c)
	2,230,000	7.25%, due 5/15/2031	2,297,197 (c)
	535,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, due 5/1/2032	546,568 (c)
		Warnermedia Holdings, Inc.
EUR	200,000	4.69%, due 5/17/2033	209,214
	$32,865,000	5.05%, due 3/15/2042	26,450,661
			61,817,353
Environmental Control 0.1%
		Ambipar Lux SARL
	2,890,000	9.88%, due 2/6/2031	2,904,863 (c)
	200,000	9.88%, due 2/6/2031	201,029 (j)
	950,000	10.88%, due 2/5/2033	962,350 (c)(i)
	1,610,000	Madison IAQ LLC, 5.88%, due 6/30/2029	1,551,913 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Environmental Control – cont'd
	$1,840,000	Wrangler Holdco Corp., 6.63%, due 4/1/2032	$1,881,361 (c)
			7,501,516
Food 0.6%
	1,010,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, due 2/15/2028	1,008,530 (c)
GBP	2,145,000	Bellis Acquisition Co. PLC, 8.13%, due 5/14/2030	2,547,549 (j)
GBP	595,000	Bellis Finco PLC, 4.00%, due 2/16/2027	699,024 (j)
	$5,725,000	Campbell's Co., 5.40%, due 3/21/2034	5,703,988
	200,000	Cencosud SA, 4.38%, due 7/17/2027	196,262 (j)
GBP	600,000	Co-Operative Bank Holdings Ltd., 7.50%, due 7/8/2026	760,366 (j)
EUR	2,600,000	Flora Food Management BV, 6.88%, due 7/2/2029	2,777,352 (j)
		Iceland Bondco PLC
EUR	250,000	(3 mo. EUR EURIBOR + 5.50%), 8.52%, due 12/15/2027	259,998 (f)(j)
GBP	527,000	10.88%, due 12/15/2027	685,155 (j)
		JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
	$204,000	2.50%, due 1/15/2027	194,420
	276,000	5.13%, due 2/1/2028	275,764
	1,885,000	6.50%, due 12/1/2052	1,921,810
	5,730,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, due 2/25/2055	5,801,969 (c)
GBP	2,145,000	Market Bidco Finco PLC, 5.50%, due 11/4/2027	2,564,664 (j)
	$4,265,000	Minerva Luxembourg SA, 8.88%, due 9/13/2033	4,492,401 (c)
		Performance Food Group, Inc.
	1,095,000	5.50%, due 10/15/2027	1,089,095 (c)
	545,000	6.13%, due 9/15/2032	546,145 (c)
EUR	480,000	Picard Groupe SAS, 6.38%, due 7/1/2029	517,890 (j)
		Post Holdings, Inc.
	$2,380,000	6.38%, due 3/1/2033	2,344,104 (c)
	430,000	6.25%, due 10/15/2034	419,033 (c)
		U.S. Foods, Inc.
	270,000	6.88%, due 9/15/2028	277,263 (c)
	880,000	7.25%, due 1/15/2032	913,320 (c)
	635,000	5.75%, due 4/15/2033	617,310 (c)
			36,613,412
Forest Products & Paper 0.1%
EUR	2,615,000	Ahlstrom Holding 3 OY, 3.63%, due 2/4/2028	2,661,418 (j)
	$1,325,000	Celulosa Arauco y Constitucion SA, 4.20%, due 1/29/2030	1,240,471 (c)
EUR	2,135,000	Fedrigoni SpA, 6.13%, due 6/15/2031	2,227,368 (j)
	$365,000	Magnera Corp., 7.25%, due 11/15/2031	359,981 (c)
		Sappi Papier Holding GmbH
EUR	910,000	3.13%, due 4/15/2026	937,382 (j)
EUR	400,000	3.63%, due 3/15/2028	409,055 (j)
			7,835,675
Gas 0.1%
EUR	3,000,000	APA Infrastructure Ltd., 7.13%, due 11/9/2083	3,419,859 (j)(k)
EUR	200,000	Southern Gas Networks PLC, 3.50%, due 10/16/2030	206,217 (j)
EUR	922,000	UGI International LLC, 2.50%, due 12/1/2029	888,497 (j)
			4,514,573
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Healthcare - Products 0.1%
EUR	605,000	Avantor Funding, Inc., 3.88%, due 7/15/2028	$627,022 (j)
	$1,545,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	1,617,553 (c)
		Medline Borrower LP
	635,000	3.88%, due 4/1/2029	592,522 (c)
	2,820,000	5.25%, due 10/1/2029	2,732,388 (c)
EUR	100,000	Medtronic, Inc., 4.15%, due 10/15/2053	107,929
EUR	1,232,000	RAY Financing LLC, 6.50%, due 7/15/2031	1,349,155 (j)
			7,026,569
Healthcare - Services 0.5%
	$2,125,000	Ascension Health, 3.11%, due 11/15/2039	1,627,609
		CHS/Community Health Systems, Inc.
	495,000	5.63%, due 3/15/2027	480,619 (c)
	455,000	5.25%, due 5/15/2030	387,920 (c)
	580,000	10.88%, due 1/15/2032	597,384 (c)
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,598,674
EUR	1,605,000	Ephios Subco 3 SARL, 7.88%, due 1/31/2031	1,804,890 (j)
EUR	1,589,000	Eurofins Scientific SE, 6.75%, due 4/14/2028	1,738,307 (j)(k)(l)
	$765,000	Fortrea Holdings, Inc., 7.50%, due 7/1/2030	768,004 (c)
		HCA, Inc.
	3,200,000	5.45%, due 4/1/2031	3,215,673
	3,100,000	5.50%, due 6/1/2033	3,081,829
	545,000	Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, due 4/30/2028	581,036 (c)
		LifePoint Health, Inc.
	795,000	9.88%, due 8/15/2030	848,097 (c)
	650,000	10.00%, due 6/1/2032	633,653 (c)
		Molina Healthcare, Inc.
	895,000	3.88%, due 11/15/2030	811,234 (c)
	830,000	6.25%, due 1/15/2033	824,043 (c)
	1,215,000	Select Medical Corp., 6.25%, due 12/1/2032	1,193,637 (c)
	1,595,000	Star Parent, Inc., 9.00%, due 10/1/2030	1,678,423 (c)
	2,870,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	2,862,851 (c)
	805,781	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	878,301 (c)(m)
		Tenet Healthcare Corp.
	985,000	6.13%, due 6/15/2030	988,547
	1,055,000	6.75%, due 5/15/2031	1,079,654
	565,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 4.87%, due 7/15/2026	567,197 (f)
			28,247,582
Holding Companies - Diversified 0.1%
		Benteler International AG
EUR	1,658,000	9.38%, due 5/15/2028	1,814,842 (j)
	$2,350,000	10.50%, due 5/15/2028	2,498,405 (c)
EUR	1,850,000	ProGroup AG, 5.38%, due 4/15/2031	1,852,754 (j)
			6,166,001
Home Builders 0.2%
		Beazer Homes USA, Inc.
	$810,000	5.88%, due 10/15/2027	804,652
	690,000	7.50%, due 3/15/2031	695,739 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Home Builders – cont'd
KB Home
	$565,000	7.25%, due 7/15/2030	$583,792
	490,000	4.00%, due 6/15/2031	438,841
GBP	967,000	Maison Finco PLC, 6.00%, due 10/31/2027	1,175,135 (j)
GBP	3,695,000	Miller Homes Group Finco PLC, 7.00%, due 5/15/2029	4,382,595 (j)
	$1,025,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, due 2/15/2028	991,800
9,072,554
Insurance 0.9%
Acrisure LLC/Acrisure Finance, Inc.
	1,260,000	8.25%, due 2/1/2029	1,308,011 (c)
	880,000	7.50%, due 11/6/2030	909,839 (c)
	200,000	AIA Group Ltd., 5.63%, due 10/25/2027	205,359 (c)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	810,000	6.75%, due 10/15/2027	806,428 (c)
	1,475,000	6.75%, due 4/15/2028	1,490,573 (c)
	515,000	7.00%, due 1/15/2031	524,030 (c)
	345,000	6.50%, due 10/1/2031	345,073 (c)
	80,000	7.38%, due 10/1/2032	81,744 (c)
AmWINS Group, Inc.
	435,000	6.38%, due 2/15/2029	440,034 (c)
	785,000	4.88%, due 6/30/2029	747,681 (c)
	7,740,000	Aon North America, Inc., 5.75%, due 3/1/2054	7,596,225
	570,000	Ardonagh Finco Ltd., 7.75%, due 2/15/2031	586,792 (c)(o)
	510,000	Ardonagh Group Finance Ltd., 8.88%, due 2/15/2032	528,273 (c)(o)
	2,840,000	Arthur J Gallagher & Co., 5.55%, due 2/15/2055	2,706,924
	695,000	AssuredPartners, Inc., 7.50%, due 2/15/2032	751,662 (c)
Athene Global Funding
	565,000	(Secured Overnight Financing Rate Index + 0.83%), 5.20%, due 1/7/2027	565,534 (c)(f)
EUR	210,000	0.83%, due 1/8/2027	209,528 (j)
	$510,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	521,669 (c)
	1,555,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,522,389 (c)
	671,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 5.68%, due 9/25/2026	677,408 (c)(f)
	12,270,000	GA Global Funding Trust, 5.20%, due 12/9/2031	12,005,926 (c)
	4,185,000	Global Atlantic Fin Co., 7.95%, due 10/15/2054	4,376,999 (c)(k)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
	435,000	7.25%, due 2/15/2031	444,460 (c)
	460,000	8.13%, due 2/15/2032	471,614 (c)
HUB International Ltd.
	4,110,000	7.25%, due 6/15/2030	4,249,654 (c)
	540,000	7.38%, due 1/31/2032	555,262 (c)
	195,000	Jones Deslauriers Insurance Management, Inc., 10.50%, due 12/15/2030	211,125 (c)
	2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	2,204,985 (c)(k)
	565,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 5.19%, due 11/8/2027	569,315 (f)
	710,000	New York Life Global Funding, (Secured Overnight Financing Rate + 0.58%), 5.02%, due 8/28/2026	712,247 (c)(f)
	1,150,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	1,177,679 (c)
	516,000	Protective Life Global Funding, (Secured Overnight Financing Rate + 0.98%), 5.36%, due 3/28/2025	516,566 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Insurance – cont'd
		Prudential Financial, Inc.
	$1,550,000	5.13%, due 3/1/2052	$1,461,350 (k)
	2,340,000	6.50%, due 3/15/2054	2,377,606 (k)
	550,000	Ryan Specialty LLC, 5.88%, due 8/1/2032	544,985 (c)
	495,000	USI, Inc., 7.50%, due 1/15/2032	516,639 (c)
			54,921,588
Internet 0.3%
EUR	100,000	Booking Holdings, Inc., 3.88%, due 3/21/2045	102,463
EUR	100,000	Engineering - Ingegneria Informatica - SpA, 11.13%, due 5/15/2028	110,823 (j)
GBP	825,000	Ocado Group PLC, 10.50%, due 8/8/2029	1,046,291 (j)
		Rakuten Group, Inc.
EUR	1,595,000	4.25%, due 4/22/2027	1,539,495 (j)(k)(l)
	$945,000	9.75%, due 4/15/2029	1,032,124 (c)
	10,265,000	Uber Technologies, Inc., 5.35%, due 9/15/2054	9,491,976
		United Group BV
EUR	665,000	4.63%, due 8/15/2028	688,677 (j)
EUR	1,820,000	5.25%, due 2/1/2030	1,897,400 (j)
EUR	1,483,000	6.75%, due 2/15/2031	1,608,696 (j)
	$1,070,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	978,418 (c)
			18,496,363
Investment Companies 0.1%
	3,365,000	Blackstone Private Credit Fund, 6.00%, due 1/29/2032	3,331,634
Iron - Steel 0.2%
		Cleveland-Cliffs, Inc.
	620,000	6.88%, due 11/1/2029	621,919 (c)
	2,025,000	7.00%, due 3/15/2032	2,020,038 (c)
	1,175,000	7.38%, due 5/1/2033	1,168,504 (c)
		CSN Inova Ventures
	200,000	6.75%, due 1/28/2028	190,640 (j)
	2,885,000	6.75%, due 1/28/2028	2,749,976 (c)
		Metinvest BV
	240,000	7.65%, due 10/1/2027	177,600 (c)
	1,990,000	7.75%, due 10/17/2029	1,418,828 (c)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	1,067,860 (j)
	200,000	POSCO, 4.38%, due 8/4/2025	199,464 (c)
	1,960,000	Vale Overseas Ltd., 6.40%, due 6/28/2054	1,943,412
			11,558,241
Leisure Time 0.2%
		Carnival Corp.
	1,045,000	6.00%, due 5/1/2029	1,047,020 (c)
	1,340,000	6.13%, due 2/15/2033	1,343,319 (c)(i)
GBP	1,208,000	Deuce Finco PLC, 5.50%, due 6/15/2027	1,469,468 (j)
		NCL Corp. Ltd.
	$84,000	5.88%, due 3/15/2026	84,307 (c)
	793,000	5.88%, due 2/15/2027	796,638 (c)
	725,000	6.75%, due 2/1/2032	736,320 (c)
GBP	1,190,000	Pinnacle Bidco PLC, 10.00%, due 10/11/2028	1,569,513 (j)
	$1,045,000	Royal Caribbean Cruises Ltd., 5.63%, due 9/30/2031	1,037,250 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Leisure Time – cont'd
	$1,825,000	Viking Cruises Ltd., 9.13%, due 7/15/2031	$1,978,271 (c)
	1,090,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	1,079,030 (c)
11,141,136
Lodging 0.1%
EUR	900,000	Accor SA, 4.88%, due 6/6/2030	955,322 (j)(k)(l)
	$1,975,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,930,231 (c)
	825,000	MGM Resorts International, 6.13%, due 9/15/2029	825,648
EUR	935,000	Motel One GmbH, 7.75%, due 4/2/2031	1,049,262 (j)
GBP	748,000	TVL Finance PLC, 10.25%, due 4/28/2028	955,268 (j)
	$1,430,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	1,373,914 (c)
Wynn Macau Ltd.
	1,205,000	5.50%, due 1/15/2026	1,201,353 (c)
	200,000	5.50%, due 1/15/2026	199,395 (j)
8,490,393
Machinery - Construction & Mining 0.0%(n)
	1,500,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 4.99%, due 5/14/2027	1,503,624 (f)
	680,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	706,873 (c)
2,210,497
Machinery - Diversified 0.2%
Chart Industries, Inc.
	1,005,000	7.50%, due 1/1/2030	1,049,956 (c)
	820,000	9.50%, due 1/1/2031	884,107 (c)
John Deere Capital Corp.
	1,350,000	(Secured Overnight Financing Rate + 0.44%), 4.87%, due 3/6/2026	1,352,890 (f)
	150,000	(Secured Overnight Financing Rate + 0.60%), 5.02%, due 6/11/2027	150,729 (f)
	1,775,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,844,289 (c)
	2,395,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	2,414,653 (c)
EUR	6,226,000	TK Elevator Midco GmbH, 4.38%, due 7/15/2027	6,450,937 (j)
14,147,561
Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
	$955,000	5.38%, due 6/1/2029	922,959 (c)
	1,110,000	6.38%, due 9/1/2029	1,110,652 (c)
	2,135,000	4.75%, due 3/1/2030	1,977,572 (c)
	1,280,000	4.50%, due 8/15/2030	1,164,538 (c)
	835,000	4.25%, due 2/1/2031	740,754 (c)
	2,275,000	4.50%, due 5/1/2032	1,973,349
	335,000	4.50%, due 6/1/2033	284,235 (c)
	830,000	4.25%, due 1/15/2034	678,085 (c)
	5,320,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 6/1/2052	3,419,389
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Media – cont'd
CSC Holdings LLC
	$350,000	5.50%, due 4/15/2027	$324,089 (c)
	275,000	5.38%, due 2/1/2028	241,763 (c)
	205,000	7.50%, due 4/1/2028	151,029 (c)
	310,000	11.25%, due 5/15/2028	307,382 (c)
	900,000	11.75%, due 1/31/2029	895,578 (c)
	240,000	6.50%, due 2/1/2029	204,600 (c)
	295,000	5.75%, due 1/15/2030	171,215 (c)
	620,000	4.13%, due 12/1/2030	468,040 (c)
	455,000	4.63%, due 12/1/2030	249,389 (c)
	235,000	4.50%, due 11/15/2031	177,137 (c)
	745,000	DISH DBS Corp., 5.13%, due 6/1/2029	490,016
Fox Corp.
	485,000	3.05%, due 4/7/2025	483,662
	3,420,000	6.50%, due 10/13/2033	3,609,863
McGraw-Hill Education, Inc.
	770,000	5.75%, due 8/1/2028	757,903 (c)
	1,495,000	8.00%, due 8/1/2029	1,521,452 (c)
	275,000	7.38%, due 9/1/2031	286,117 (c)
	955,000	Midcontinent Communications, 8.00%, due 8/15/2032	980,104 (c)
	1,835,000	Sirius XM Radio LLC, 3.88%, due 9/1/2031	1,580,231 (c)
EUR	2,725,000	UPCB Finance VII Ltd., 3.63%, due 6/15/2029	2,794,808 (j)
	$1,410,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	1,350,024 (c)
GBP	2,009,000	Virgin Media Vendor Financing Notes III DAC, 4.88%, due 7/15/2028	2,325,932 (j)
Ziggo Bond Co. BV
EUR	2,906,000	3.38%, due 2/28/2030	2,767,885 (j)
EUR	1,045,000	6.13%, due 11/15/2032	1,085,574 (j)
35,495,326
Metal Fabricate - Hardware 0.0%(n)
EUR	246,000	Timken Co., 4.13%, due 5/23/2034	259,646
Mining 0.3%
	$200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	193,143 (j)
	200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	198,240 (c)(i)
EUR	2,675,000	Constellium SE, 5.38%, due 8/15/2032	2,770,578 (j)
Corp. Nacional del Cobre de Chile
	$2,890,000	3.15%, due 1/14/2030	2,583,495 (c)
	350,000	6.44%, due 1/26/2036	356,152 (c)
	200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	195,599 (c)
FMG Resources August 2006 Pty. Ltd.
	840,000	4.50%, due 9/15/2027	818,739 (c)
	1,200,000	6.13%, due 4/15/2032	1,192,140 (c)
Hudbay Minerals, Inc.
	1,220,000	4.50%, due 4/1/2026	1,206,560 (c)
	785,000	6.13%, due 4/1/2029	786,682 (c)
	380,000	Ivanhoe Mines Ltd., 7.88%, due 1/23/2030	381,900 (c)
	2,100,000	Kaiser Aluminum Corp., 4.63%, due 3/1/2028	2,023,589 (c)
	2,255,000	Novelis, Inc., 6.88%, due 1/30/2030	2,308,578 (c)
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	202,722 (c)
15,218,117
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Miscellaneous Manufacturer 0.1%
	$760,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	$786,004 (c)(m)
	440,000	Calderys Financing LLC, 11.25%, due 6/1/2028	470,843 (c)
EUR	985,000	Ctec II GmbH, 5.25%, due 2/15/2030	954,035 (j)
		Hillenbrand, Inc.
	$830,000	6.25%, due 2/15/2029	837,350
	335,000	3.75%, due 3/1/2031	295,199
			3,343,431
Multi-National 0.0%(n)
	200,000	African Export-Import Bank, 2.63%, due 5/17/2026	192,427 (j)
	200,000	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	194,775 (j)
	200,000	Central American Bank for Economic Integration, 5.00%, due 2/9/2026	200,459 (c)
		Corp. Andina de Fomento
	287,000	2.25%, due 2/8/2027	273,907
	94,000	6.00%, due 4/26/2027	96,653
	26,000	5.00%, due 1/24/2029	26,190
	1,390,000	5.00%, due 1/22/2030	1,400,692
EUR	200,000	Dexia SA, 0.63%, due 1/17/2026	203,713 (j)
EUR	75,000	European Investment Bank, 2.88%, due 10/15/2031	79,105 (j)
			2,667,921
Oil & Gas 1.2%
	$2,555,000	3R Lux SARL, 9.75%, due 2/5/2031	2,669,975 (c)
		Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	770,000	8.25%, due 12/31/2028	785,847 (c)
	2,525,000	5.88%, due 6/30/2029	2,484,471 (c)
	265,000	6.63%, due 10/15/2032	267,214 (c)
	200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	202,000 (c)
EUR	4,000,000	BP Capital Markets PLC, 3.25%, due 3/22/2026	4,137,153 (j)(k)(l)
		Civitas Resources, Inc.
	$270,000	8.38%, due 7/1/2028	282,385 (c)
	1,000,000	8.63%, due 11/1/2030	1,059,962 (c)
	2,542,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	2,494,878 (c)
	400,000	Cosan Luxembourg SA, 7.25%, due 6/27/2031	403,125 (c)
	595,000	Crescent Energy Finance LLC, 7.38%, due 1/15/2033	593,955 (c)
		Diamondback Energy, Inc.
	3,820,000	6.25%, due 3/15/2053	3,819,480
	3,015,000	5.75%, due 4/18/2054	2,830,856
		Ecopetrol SA
	200,000	8.63%, due 1/19/2029	212,114
	2,655,000	4.63%, due 11/2/2031	2,218,227
	1,300,000	8.88%, due 1/13/2033	1,339,904
	1,140,000	8.38%, due 1/19/2036	1,104,856
	1,215,000	5.88%, due 5/28/2045	856,962
	3,725,000	EOG Resources, Inc., 5.65%, due 12/1/2054	3,617,797
		Geopark Ltd.
	200,000	5.50%, due 1/17/2027	198,904 (j)
	227,000	8.75%, due 1/31/2030	225,071 (c)
	2,270,000	Gran Tierra Energy, Inc., 9.50%, due 10/15/2029	2,139,361 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
Hilcorp Energy I LP/Hilcorp Finance Co.
	$740,000	8.38%, due 11/1/2033	$772,357 (c)
	2,480,000	6.88%, due 5/15/2034	2,391,941 (c)
KazMunayGas National Co. JSC
	2,680,000	5.75%, due 4/19/2047	2,299,486 (c)
	1,000,000	6.38%, due 10/24/2048	922,500 (j)
	580,000	6.38%, due 10/24/2048	535,050 (c)
	695,000	Kimmeridge Texas Gas LLC, 8.50%, due 2/15/2030	697,683 (c)
	220,000	Korea National Oil Corp., 1.75%, due 4/18/2025	218,532 (c)
	106,000	Leviathan Bond Ltd., 6.13%, due 6/30/2025	105,870 (j)
Matador Resources Co.
	245,000	6.50%, due 4/15/2032	245,608 (c)
	210,000	6.25%, due 4/15/2033	206,934 (c)
	817,000	Medco Bell Pte. Ltd., 6.38%, due 1/30/2027	822,102 (c)
	200,000	NewCo Holding USD 20 SARL, 9.38%, due 11/7/2029	203,955 (c)
	1,100,000	Noble Finance II LLC, 8.00%, due 4/15/2030	1,119,192 (c)
	300,000	Northern Oil & Gas, Inc., 8.75%, due 6/15/2031	314,575 (c)
	685,000	Permian Resources Operating LLC, 7.00%, due 1/15/2032	703,133 (c)
	775,000	Pertamina Persero PT, 6.45%, due 5/30/2044	787,842 (c)
Petrobras Global Finance BV
	200,000	6.00%, due 1/27/2028	202,755
	1,675,000	6.50%, due 7/3/2033	1,683,124
	1,140,000	6.00%, due 1/13/2035	1,068,429
Petroleos Mexicanos
	14,000	6.49%, due 1/23/2027	13,539
	287,000	6.50%, due 3/13/2027	276,878
EUR	1,450,000	4.75%, due 2/26/2029	1,354,942 (j)
	$465,000	6.70%, due 2/16/2032	404,248
	2,515,000	6.75%, due 9/21/2047	1,733,006
	1,875,000	6.35%, due 2/12/2048	1,238,204
	7,910,000	7.69%, due 1/23/2050	5,918,427
	600,000	QatarEnergy, 1.38%, due 9/12/2026	568,530 (j)
	1,515,000	Raizen Fuels Finance SA, 6.95%, due 3/5/2054	1,473,685 (c)
	227,000	SA Global Sukuk Ltd., 4.25%, due 10/2/2029	219,176 (c)
	1,625,000	Saudi Arabian Oil Co., 5.75%, due 7/17/2054	1,519,375 (c)
	200,000	SEPLAT Energy PLC, 7.75%, due 4/1/2026	199,288 (j)
SierraCol Energy Andina LLC
	1,426,000	6.00%, due 6/15/2028	1,321,877 (c)
	200,000	6.00%, due 6/15/2028	185,385 (j)
Sinopec Group Overseas Development 2018 Ltd.
	200,000	2.15%, due 5/13/2025	198,508 (c)
	200,000	1.45%, due 1/8/2026	194,368 (c)
	510,000	SM Energy Co., 7.00%, due 8/1/2032	509,265 (c)
	0	Tengizchevroil Finance Co. International Ltd., 2.63%, due 8/15/2025	0 (c)
	830,000	Transocean, Inc., 8.25%, due 5/15/2029	832,937 (c)
	200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	210,873 (c)
EUR	1,100,000	Wintershall Dea Finance 2 BV, 3.00%, due 7/20/2028	1,081,518 (j)(k)(l)
	$392,000	YPF SA, 9.50%, due 1/17/2031	415,823 (c)
69,115,417
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas Services 0.1%
	$1,550,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	$1,571,234 (c)
	1,460,000	Star Holding LLC, 8.75%, due 8/1/2031	1,421,339 (c)
	1,165,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	1,192,177 (c)
			4,184,750
Packaging & Containers 0.2%
EUR	600,000	Fiber Midco SpA, 10.00% cash, .75% deferred interest payable if called /mat 0.00% PIK, due 6/15/2029	645,894 (j)(m)
EUR	2,820,000	Guala Closures SpA, 3.25%, due 6/15/2028	2,808,889 (j)
	$3,495,000	Mauser Packaging Solutions Holding Co., 9.25%, due 4/15/2027	3,560,570 (c)
	1,590,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,756,508 (c)
	1,440,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	1,441,028 (c)
			10,212,889
Pharmaceuticals 0.6%
EUR	1,500,000	Bayer AG, 5.38%, due 3/25/2082	1,547,240 (j)(k)
EUR	3,576,000	Cheplapharm Arzneimittel GmbH, 4.38%, due 1/15/2028	3,358,450 (j)
		CVS Health Corp.
	$1,000,000	3.88%, due 7/20/2025	995,965
	1,885,000	5.63%, due 2/21/2053	1,691,738
	5,645,000	6.05%, due 6/1/2054	5,376,128
	7,565,000	7.00%, due 3/10/2055	7,641,123 (k)
		Grifols SA
EUR	1,005,000	2.25%, due 11/15/2027	985,594 (j)
EUR	1,325,000	3.88%, due 10/15/2028	1,233,499 (j)
EUR	1,320,000	7.50%, due 5/1/2030	1,430,708 (j)
EUR	125,000	Gruenenthal GmbH, 4.13%, due 5/15/2028	129,959 (j)
EUR	100,000	MSD Netherlands Capital BV, 3.75%, due 5/30/2054	101,921
EUR	800,000	Neopharmed Gentili SpA, 7.13%, due 4/8/2030	873,121 (j)
EUR	628,887	Nidda Healthcare Holding GmbH, 7.50%, due 8/21/2026	669,696 (j)
		Rossini SARL
EUR	1,770,000	(3 mo. EUR EURIBOR + 3.88%), 6.56%, due 12/31/2029	1,866,496 (f)(j)
EUR	865,000	6.75%, due 12/31/2029	950,655 (j)
		Teva Pharmaceutical Finance Netherlands II BV
EUR	973,000	1.63%, due 10/15/2028	940,228 (j)
EUR	4,993,000	4.38%, due 5/9/2030	5,279,958
			35,072,479
Pipelines 0.6%
	$2,350,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	2,400,318 (c)
	1,220,000	Buckeye Partners LP, 6.75%, due 2/1/2030	1,241,093 (c)
	510,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	491,760 (c)
		DT Midstream, Inc.
	420,000	4.13%, due 6/15/2029	397,075 (c)
	575,000	4.38%, due 6/15/2031	531,853 (c)
	2,265,000	Eastern Energy Gas Holdings LLC, 5.65%, due 10/15/2054	2,147,695
	3,200,000	Enbridge, Inc., 8.25%, due 1/15/2084	3,388,845 (k)
	6,915,000	Energy Transfer LP, 5.95%, due 5/15/2054	6,653,213
	1,120,000	Enterprise Products Operating LLC, 3.75%, due 2/15/2025	1,119,191
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Pipelines – cont'd
		Genesis Energy LP/Genesis Energy Finance Corp.
	$1,825,000	7.75%, due 2/1/2028	$1,847,840
	1,000	7.88%, due 5/15/2032	1,002
	230,000	8.00%, due 5/15/2033	230,048
	1,290,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	1,319,364 (c)
	1,870,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	1,943,992 (c)
	865,000	ITT Holdings LLC, 6.50%, due 8/1/2029	808,437 (c)
	3,740,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	3,483,701
		Kinetik Holdings LP
	205,000	6.63%, due 12/15/2028	209,623 (c)
	265,000	5.88%, due 6/15/2030	262,929 (c)
	330,000	NFE Financing LLC, 12.00%, due 11/15/2029	344,431 (c)
	405,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	414,590 (c)
	600,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	606,834 (j)
	812,000	Spectra Energy Partners LP, 3.50%, due 3/15/2025	810,751
		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	1,355,000	5.50%, due 1/15/2028	1,325,455 (c)
	1,470,000	6.00%, due 12/31/2030	1,418,963 (c)
	170,000	6.00%, due 9/1/2031	163,555 (c)
		Venture Global LNG, Inc.
	610,000	7.00%, due 1/15/2030	623,468 (c)
	1,830,000	8.38%, due 6/1/2031	1,926,004 (c)
	580,000	9.88%, due 2/1/2032	638,478 (c)
			36,750,508
Real Estate 0.3%
		Balder Finland OYJ
EUR	615,000	1.38%, due 5/24/2030	557,591 (j)
EUR	100,000	2.00%, due 1/18/2031	92,298 (j)
EUR	1,600,000	Castellum AB, 3.13%, due 12/2/2026	1,604,800 (j)(k)(l)
EUR	100,000	Citycon Treasury BV, 6.50%, due 3/8/2029	110,434 (j)
	$1,305,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	129,554 (j)(p)
		CPI Property Group SA
EUR	1,110,000	4.88%, due 7/16/2025	1,114,241 (j)(k)(l)
EUR	200,000	4.88%, due 8/18/2026	198,983 (j)(k)(l)
GBP	320,000	4.00%, due 1/22/2028	362,497 (j)
EUR	1,700,000	7.00%, due 5/7/2029	1,873,197 (j)
EUR	1,285,000	1.75%, due 1/14/2030	1,119,305 (j)
EUR	1,171,000	1.50%, due 1/27/2031	962,468 (j)
	$755,000	Cushman & Wakefield U.S. Borrower LLC, 6.75%, due 5/15/2028	761,243 (c)
EUR	2,510,000	Fastighets AB Balder, 2.87%, due 6/2/2081	2,527,712 (j)(k)
EUR	100,000	Grand City Properties SA, 1.50%, due 3/9/2026	98,570 (j)(k)(l)
		Heimstaden Bostad AB
EUR	200,000	3.38%, due 1/15/2026	200,733 (j)(k)(l)
EUR	1,213,000	2.63%, due 2/1/2027	1,154,853 (j)(k)(l)
EUR	1,200,000	3.00%, due 10/29/2027	1,128,173 (j)(k)(l)
EUR	1,600,000	Heimstaden Bostad Treasury BV, 1.63%, due 10/13/2031	1,397,005 (j)
	$200,000	Longfor Group Holdings Ltd., 4.50%, due 1/16/2028	162,539 (j)
			15,556,196
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Real Estate Investment Trusts 0.3%
EUR	590,000	Alexandrite Monnet U.K. Holdco PLC, 10.50%, due 5/15/2029	$670,578 (j)
	$565,000	Iron Mountain Information Management Services, Inc., 5.00%, due 7/15/2032	526,254 (c)
Iron Mountain, Inc.
	545,000	5.25%, due 3/15/2028	535,587 (c)
	570,000	5.63%, due 7/15/2032	549,518 (c)
	365,000	MPT Operating Partnership LP/MPT Finance Corp., 8.50%, due 2/15/2032	370,660 (c)(i)
	1,685,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	1,665,707 (c)
	700,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	699,007 (c)
RHP Hotel Properties LP/RHP Finance Corp.
	625,000	4.75%, due 10/15/2027	612,088
	455,000	4.50%, due 2/15/2029	433,869 (c)
	395,000	6.50%, due 4/1/2032	398,004 (c)
RLJ Lodging Trust LP
	1,110,000	3.75%, due 7/1/2026	1,086,159 (c)
	845,000	4.00%, due 9/15/2029	775,724 (c)
Service Properties Trust
	320,000	5.25%, due 2/15/2026	314,639
	490,000	4.75%, due 10/1/2026	473,680
	425,000	8.63%, due 11/15/2031	451,301 (c)
Starwood Property Trust, Inc.
	605,000	7.25%, due 4/1/2029	624,956 (c)
	1,310,000	6.50%, due 7/1/2030	1,322,526 (c)
	200,000	Trust Fibra Uno, 5.25%, due 1/30/2026	200,149 (c)
EUR	2,500,000	Unibail-Rodamco-Westfield SE, 7.25%, due 7/3/2028	2,814,906 (j)(k)(l)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
	$835,000	10.50%, due 2/15/2028	892,767 (c)
	370,000	6.50%, due 2/15/2029	337,546 (c)
	890,000	XHR LP, 4.88%, due 6/1/2029	845,666 (c)
16,601,291
Retail 0.5%
	910,000	1011778 BC ULC/New Red Finance, Inc., 4.38%, due 1/15/2028	875,189 (c)
	215,000	Alsea SAB de CV, 7.75%, due 12/14/2026	217,145 (c)
	1,360,000	Asbury Automotive Group, Inc., 5.00%, due 2/15/2032	1,272,492 (c)
GBP	1,780,000	B&M European Value Retail SA, 8.13%, due 11/15/2030	2,335,856 (j)
Bath & Body Works, Inc.
	$2,120,000	6.63%, due 10/1/2030	2,158,471 (c)
	660,000	6.75%, due 7/1/2036	673,958
Bertrand Franchise Finance SAS
EUR	535,000	(3 mo. EUR EURIBOR + 3.75%), 6.49%, due 7/18/2030	558,672 (f)(j)
EUR	810,000	6.50%, due 7/18/2030	875,994 (j)
EUR	1,692,000	Bubbles Bidco SPA, 6.50%, due 9/30/2031	1,784,012 (j)
Carvana Co.
	$349,439	9.00% Cash/12.00% PIK, due 12/1/2028	376,419 (c)(m)
	235,000	11.00% Cash/13.00% PIK, due 6/1/2030	260,876 (c)(m)
GBP	2,410,000	CD&R Firefly Bidco PLC, 8.63%, due 4/30/2029	3,082,061 (j)
EUR	1,823,000	Ceconomy AG, 6.25%, due 7/15/2029	1,947,233 (j)
	$200,000	CK Hutchison International 23 Ltd., 4.75%, due 4/21/2028	200,391 (c)
	203,000	CK Hutchison International 24 Ltd., 5.38%, due 4/26/2029	207,794 (c)
	2,035,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	2,129,275 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Retail – cont'd
EUR	1,703,000	Dufry One BV, 3.38%, due 4/15/2028	$1,749,521 (j)
EUR	1,470,000	Eroski S Coop, 10.63%, due 4/30/2029	1,660,499 (j)
EUR	1,065,000	Fnac Darty SA, 6.00%, due 4/1/2029	1,160,589 (j)
EUR	420,000	Food Service Project SA, 5.50%, due 1/21/2027	440,270 (j)
EUR	920,000	Goldstory SAS, 6.75%, due 2/1/2030	997,242 (j)
	$830,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	843,618 (c)
		Macy's Retail Holdings LLC
	145,000	5.88%, due 3/15/2030	139,475 (c)
	275,000	4.50%, due 12/15/2034	225,612
	265,000	5.13%, due 1/15/2042	195,656
EUR	100,000	Maxeda DIY Holding BV, 5.88%, due 10/1/2026	78,617 (j)
		Nordstrom, Inc.
	$195,000	4.38%, due 4/1/2030	177,687
	250,000	5.00%, due 1/15/2044	189,164
		PetSmart, Inc./PetSmart Finance Corp.
	840,000	4.75%, due 2/15/2028	805,067 (c)
	535,000	7.75%, due 2/15/2029	533,273 (c)
EUR	1,586,000	PEU Fin PLC, 7.25%, due 7/1/2028	1,708,435 (j)
		Walgreens Boots Alliance, Inc.
EUR	1,470,000	2.13%, due 11/20/2026	1,454,903
	$200,000	8.13%, due 8/15/2029	202,188
	125,000	4.80%, due 11/18/2044	93,692
			31,611,346
Savings & Loans 0.1%
	5,455,000	Nationwide Building Society, 4.13%, due 10/18/2032	5,249,190 (c)(k)
Semiconductors 0.5%
EUR	655,000	BE Semiconductor Industries NV, 4.50%, due 7/15/2031	700,193 (j)
	$7,720,000	Foundry JV Holdco LLC, 6.25%, due 1/25/2035	7,869,420 (c)
		Intel Corp.
	1,320,000	3.40%, due 3/25/2025	1,317,428
	1,485,000	3.25%, due 11/15/2049	897,071
	7,350,000	4.75%, due 3/25/2050	5,735,163
	2,220,000	4.90%, due 8/5/2052	1,754,309
	1,845,000	5.70%, due 2/10/2053	1,642,780
	7,731,000	Marvell Technology, Inc., 5.95%, due 9/15/2033	7,978,263
		SK Hynix, Inc.
	200,000	6.25%, due 1/17/2026	202,429 (c)
	200,000	6.38%, due 1/17/2028	207,023 (c)
			28,304,079
Software 0.5%
	9,440,000	AppLovin Corp., 5.95%, due 12/1/2054	9,268,265
	2,745,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	2,655,897 (c)
		Cloud Software Group, Inc.
	1,370,000	6.50%, due 3/31/2029	1,346,694 (c)
	395,000	9.00%, due 9/30/2029	404,540 (c)
	685,000	8.25%, due 6/30/2032	712,000 (c)
	515,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	518,104 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Software – cont'd
		Oracle Corp.
	$1,000,000	2.50%, due 4/1/2025	$996,579
	3,000,000	3.95%, due 3/25/2051	2,209,848
	5,680,000	6.00%, due 8/3/2055	5,661,920
	2,730,000	UKG, Inc., 6.88%, due 2/1/2031	2,787,224 (c)
			26,561,071
Telecommunications 1.9%
		Altice France SA
	1,395,000	5.50%, due 1/15/2028	1,128,652 (c)
EUR	910,000	4.13%, due 1/15/2029	758,232 (j)
	$20,925,000	AT&T, Inc., 3.50%, due 9/15/2053	14,131,088
		British Telecommunications PLC
EUR	679,000	5.13%, due 10/3/2054	729,049 (j)(k)
GBP	5,198,000	8.38%, due 12/20/2083	6,881,904 (j)(k)
	$445,000	C&W Senior Finance Ltd., 6.88%, due 9/15/2027	445,031 (c)
		CommScope LLC
	555,000	8.25%, due 3/1/2027	529,791 (c)
	1,075,000	9.50%, due 12/15/2031	1,115,065 (c)
	1,140,000	Consolidated Communications, Inc., 6.50%, due 10/1/2028	1,112,004 (c)
		EchoStar Corp.
	2,395,000	10.75%, due 11/30/2029	2,581,762
	167,724	6.75%, due 11/30/2030	154,826
		Frontier Communications Holdings LLC
	810,000	5.00%, due 5/1/2028	801,713 (c)
	625,000	5.88%, due 11/1/2029	622,909
	495,000	8.75%, due 5/15/2030	523,063 (c)
		Iliad Holding SASU
EUR	3,210,000	5.63%, due 10/15/2028	3,411,701 (j)
	$720,000	7.00%, due 10/15/2028	733,000 (c)
EUR	2,010,000	6.88%, due 4/15/2031	2,239,282 (j)
	$655,000	8.50%, due 4/15/2031	703,362 (c)
	235,000	7.00%, due 4/15/2032	238,280 (c)
EUR	1,016,000	Koninklijke KPN NV, 6.00%, due 9/21/2027	1,118,667 (j)(k)(l)
		Level 3 Financing, Inc.
	$60,000	10.50%, due 4/15/2029	67,208 (c)
	620,000	4.88%, due 6/15/2029	533,934 (c)
	225,000	3.75%, due 7/15/2029	171,000 (c)
	420,189	11.00%, due 11/15/2029	476,364 (c)
	355,000	4.50%, due 4/1/2030	293,926 (c)
	565,000	10.50%, due 5/15/2030	615,686 (c)
	460,000	10.75%, due 12/15/2030	517,735 (c)
EUR	3,710,000	Lorca Telecom Bondco SA, 4.00%, due 9/18/2027	3,855,576 (j)
		Lumen Technologies, Inc.
	$370,000	4.13%, due 4/15/2029	331,775 (c)
	170,000	10.00%, due 10/15/2032	169,575 (c)
EUR	800,000	Odido Group Holding BV, 5.50%, due 1/15/2030	830,511 (j)
EUR	2,720,000	Odido Holding BV, 3.75%, due 1/15/2029	2,778,268 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
		Optics Bidco SpA
EUR	897,000	6.88%, due 2/15/2028	$1,011,694 (j)
EUR	3,206,000	7.88%, due 7/31/2028	3,748,629 (j)
	$250,000	6.38%, due 11/15/2033	247,065 (c)
	830,000	6.00%, due 9/30/2034	795,875 (c)
	2,105,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	2,166,045 (c)
EUR	1,700,000	PLT VII Finance SARL, 6.00%, due 6/15/2031	1,837,645 (j)
EUR	1,800,000	Proximus SADP, 4.75%, due 7/2/2031	1,868,367 (j)(k)(l)
		Telecom Italia SpA
EUR	348,000	6.88%, due 2/15/2028	391,999 (j)
EUR	813,000	7.88%, due 7/31/2028	948,795 (j)
		Telefonica Europe BV
EUR	1,500,000	7.13%, due 8/23/2028	1,715,629 (j)(k)(l)
EUR	800,000	6.14%, due 2/3/2030	893,377 (j)(k)(l)
EUR	1,500,000	6.75%, due 6/7/2031	1,737,529 (j)(k)(l)
EUR	500,000	2.88%, due 6/24/2027	507,541 (j)(k)(l)
		T-Mobile USA, Inc.
	$1,127,000	3.50%, due 4/15/2025	1,124,205
	4,505,000	4.50%, due 4/15/2050	3,695,394
	8,955,000	3.40%, due 10/15/2052	5,958,781
		Verizon Communications, Inc.
	140,000	1.45%, due 3/20/2026	135,350
EUR	200,000	3.75%, due 2/28/2036	210,787
	$2,785,000	5.50%, due 2/23/2054	2,670,007
	6,315,000	2.99%, due 10/30/2056	3,750,977
	250,000	VF Ukraine PAT via VFU Funding PLC, 6.20%, due 2/11/2025	249,400 (j)
EUR	2,145,000	Vmed O2 U.K. Financing I PLC, 5.63%, due 4/15/2032	2,255,495 (j)
		Vodafone Group PLC
	$9,495,000	4.88%, due 6/19/2049	8,136,402
	3,715,000	5.75%, due 6/28/2054	3,561,700
GBP	767,000	4.88%, due 10/3/2078	946,966 (j)(k)
EUR	4,300,000	6.50%, due 8/30/2084	4,898,759 (j)(k)
	$830,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	859,067 (c)
	1,370,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	1,292,719 (c)
EUR	1,309,000	Zegona Finance PLC, 6.75%, due 7/15/2029	1,450,324 (j)
			109,667,462
Transportation 0.1%
GBP	1,263,000	Edge Finco PLC, 8.13%, due 8/15/2031	1,591,480 (j)
		Mobico Group PLC
GBP	762,000	4.25%, due 11/26/2025	913,625 (j)(k)(l)
EUR	100,000	4.88%, due 9/26/2031	104,706 (j)
	$462,542	MV24 Capital BV, 6.75%, due 6/1/2034	440,850 (c)
	2,300,000	XPO, Inc., 7.13%, due 2/1/2032	2,373,487 (c)
			5,424,148
Trucking & Leasing 0.0%(n)
	1,235,000	Fortress Transportation & Infrastructure Investors LLC, 7.00%, due 6/15/2032	1,252,055 (c)
Water 0.1%
EUR	1,395,000	Holding d'Infrastructures des Metiers de l'Environnement, 4.88%, due 10/24/2029	1,479,501 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Water – cont'd
		Veolia Environnement SA
EUR	1,300,000	2.25%, due 1/20/2026	$1,329,490 (j)(k)(l)
EUR	3,000,000	5.99%, due 11/22/2028	3,337,319 (j)(k)(l)
			6,146,310
Total Corporate Bonds (Cost $1,528,908,206)			1,509,035,143

Loan Assignments(f) 0.4%
Building Materials 0.0%(n)
	$3,990,000	EMRLD Borrower LP, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 8/4/2031	4,002,808
Electronics - Electrical 0.1%
	7,494,916	CommScope, Inc., Term Loan, (1 mo. USD Term SOFR + 5.50%), 9.81%, due 12/17/2029	7,652,609
Financial Intermediaries 0.1%
	4,000,000	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 11/21/2031	4,017,520
Leisure Goods - Activities - Movies 0.1%
	4,000,000	UFC Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.77%, due 11/21/2031	4,020,840
Media 0.1%
	4,800,000	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 6.56%, due 12/15/2031	4,794,000
Utilities 0.0%(n)
	669,712	Nautilus Power LLC, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.84%, due 11/16/2026	668,460
Total Loan Assignments (Cost $24,961,755)			25,156,237
Foreign Government Securities 4.1%
	224,000	Abu Dhabi Government International Bonds, 4.88%, due 4/30/2029	224,828 (j)
		Angolan Government International Bonds
	200,000	9.50%, due 11/12/2025	201,341 (j)
	200,000	8.25%, due 5/9/2028	188,508 (j)
	1,110,000	8.00%, due 11/26/2029	1,001,775 (c)
	760,000	8.75%, due 4/14/2032	674,790 (c)
	4,560,000	9.38%, due 5/8/2048	3,764,668 (c)
	3,645,000	9.13%, due 11/26/2049	2,943,337 (c)
		Argentine Republic Government International Bonds
	158,384	1.00%, due 7/9/2029	124,347
	3,226,027	0.75%, due 7/9/2030	2,435,115 (q)
	2,400,000	4.13%, due 7/9/2035	1,630,190 (q)
		Autonomous Community of Catalonia
EUR	4,000,000	5.48%, due 5/11/2029	4,518,874
EUR	8,000,000	6.62%, due 2/15/2033	9,348,387 (j)
		Autonomous Community of Madrid
EUR	4,000,000	3.60%, due 4/30/2033	4,300,120 (j)
EUR	90,000	3.46%, due 4/30/2034	95,511 (j)
	$200,000	Bahamas Government International Bonds, 6.00%, due 11/21/2028	190,090 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Bank Gospodarstwa Krajowego
EUR	150,000	5.13%, due 2/22/2033	$170,654 (j)
EUR	123,000	4.38%, due 3/13/2039	128,464 (j)
	$500,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	484,890 (j)
EUR	100,000	Bpifrance SACA, 3.38%, due 5/25/2034	104,228 (j)
		Brazil Government International Bonds
	$2,000,000	6.13%, due 1/22/2032	1,956,277
	1,250,000	6.00%, due 10/20/2033	1,198,592
	3,520,000	6.13%, due 3/15/2034	3,368,011
	800,000	7.13%, due 5/13/2054	753,281
		Brazil Notas do Tesouro Nacional
BRL	9,105,000	10.00%, due 1/1/2029	1,354,136
BRL	6,760,000	10.00%, due 1/1/2031	953,318
BRL	2,000,000	10.00%, due 1/1/2033	271,764
BRL	59,020,000	10.00%, due 1/1/2035	7,770,689
		Bulgaria Government International Bonds
EUR	60,000	3.63%, due 9/5/2032	63,752 (j)
EUR	113,000	4.88%, due 5/13/2036	128,896 (j)
		Bundesrepublik Deutschland Bundesanleihe
EUR	761,218	0.00%, due 8/15/2031	683,503 (j)
EUR	295,000	0.00%, due 2/15/2032	261,144 (j)
EUR	85,000	4.75%, due 7/4/2034	105,311 (j)
EUR	136,900	2.50%, due 8/15/2046	136,963 (j)
EUR	300,000	Cassa Depositi e Prestiti SpA, 2.00%, due 4/20/2027	306,940 (j)
	$1,645,000	Chile Government International Bonds, 5.65%, due 1/13/2037	1,653,265
		Colombia Government International Bonds
EUR	100,000	3.88%, due 3/22/2026	103,846
	$750,000	4.50%, due 3/15/2029	697,486
	930,000	3.00%, due 1/30/2030	778,505
	1,500,000	3.25%, due 4/22/2032	1,156,430
	400,000	7.50%, due 2/2/2034	395,833
	1,510,000	8.00%, due 11/14/2035	1,521,967
	760,000	8.38%, due 11/7/2054	739,787
		Colombian TES
COP	10,451,500,000	7.00%, due 6/30/2032	1,982,356
COP	1,270,000,000	13.25%, due 2/9/2033	330,994
COP	12,964,500,000	7.25%, due 10/18/2034	2,337,806
	$1,625,000	Costa Rica Government International Bonds, 7.16%, due 3/12/2045	1,687,562 (j)
EUR	120,000	Denmark Government International Bonds, 2.25%, due 10/2/2026	124,394 (j)
		Dominican Republic International Bonds
	$350,000	8.63%, due 4/20/2027	358,645 (j)
	1,395,000	7.05%, due 2/3/2031	1,439,292 (c)
	2,420,000	6.85%, due 1/27/2045	2,411,607 (c)
		Ecuador Government International Bonds
	753,147	6.90%, due 7/31/2030	580,276 (c)
	1,090,328	5.50%, due 7/31/2035	713,979 (c)(q)
		Egypt Government International Bonds
EUR	100,000	4.75%, due 4/16/2026	101,674 (j)
	$300,000	7.60%, due 3/1/2029	292,500 (j)
	320,000	8.63%, due 2/4/2030	318,795 (i)(j)
	3,765,000	8.50%, due 1/31/2047	3,012,474 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$1,255,000	8.88%, due 5/29/2050	$1,035,375 (c)
		El Salvador Government International Bonds
	251,000	8.63%, due 2/28/2029	261,004 (j)
	160,000	0.25%, due 4/17/2030	3,288 (c)(p)
	160,000	9.25%, due 4/17/2030	169,167 (c)
	345,000	9.50%, due 7/15/2052	361,303 (c)
EUR	200,000	European Financial Stability Facility, 3.00%, due 7/10/2030	211,229 (j)
		European Union
EUR	230,000	2.00%, due 10/4/2027	236,563 (j)
EUR	180,000	2.50%, due 12/4/2031	184,389 (j)
EUR	104,000	3.25%, due 7/4/2034	110,961 (j)
EUR	26,000	3.00%, due 12/4/2034	27,137 (j)
EUR	60,000	3.38%, due 10/4/2039	63,173 (j)
EUR	69,000	4.00%, due 4/4/2044	77,737 (j)
EUR	54,000	3.25%, due 2/4/2050	54,687 (j)
		French Republic Government Bonds OAT
EUR	268,804	1.50%, due 5/25/2031	257,628 (j)
EUR	143,000	0.00%, due 11/25/2031	122,128 (j)
EUR	366,503	2.00%, due 11/25/2032	353,438 (j)
EUR	447,142	1.25%, due 5/25/2038	356,049 (j)
EUR	1,250,000	1.50%, due 5/25/2050	835,683 (j)
EUR	47,300	1.75%, due 5/25/2066	29,386 (j)
		Ghana Government International Bonds
	$4,800	0.00%, due 7/3/2026	4,481 (c)
	48,400	5.00%, due 7/3/2029	43,136 (c)(q)
	9,297	0.00%, due 1/3/2030	7,240 (c)
	69,600	5.00%, due 7/3/2035	50,801 (c)(q)
		Guatemala Government Bonds
	200,000	5.25%, due 8/10/2029	192,614 (j)
	3,095,000	3.70%, due 10/7/2033	2,521,491 (c)
	890,000	6.55%, due 2/6/2037	876,116 (c)
		Hellenic Republic Government Bonds
EUR	150,000	3.38%, due 6/15/2034	157,557 (j)
EUR	346,000	4.38%, due 7/18/2038	390,226 (j)
		Hungary Government Bonds
HUF	1,740,320,000	3.25%, due 10/22/2031	3,678,405
HUF	905,720,000	2.25%, due 6/22/2034	1,610,874
		Hungary Government International Bonds
EUR	75,000	5.38%, due 9/12/2033	83,645 (j)
EUR	78,000	4.50%, due 6/16/2034	81,095 (j)
EUR	79,000	4.88%, due 3/22/2040	81,526 (j)
	$4,000,000	Indonesia Government International Bonds, 4.63%, due 4/15/2043	3,573,616 (c)
		Indonesia Treasury Bonds
IDR	26,460,000,000	7.00%, due 9/15/2030	1,629,029
IDR	23,174,000,000	7.00%, due 2/15/2033	1,420,137
IDR	72,989,000,000	6.63%, due 2/15/2034	4,367,128
IDR	7,638,000,000	6.75%, due 7/15/2035	458,919
EUR	50,000	Ireland Government Bonds, 3.00%, due 10/18/2043	52,118 (j)
		Italy Buoni Poliennali Del Tesoro
EUR	473,000	3.40%, due 3/28/2025	491,214 (j)
EUR	224,000	1.85%, due 7/1/2025	231,814 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
EUR	337,000	3.45%, due 7/15/2027	$357,673 (j)
EUR	90,000	0.95%, due 9/15/2027	89,880 (j)
EUR	130,000	2.70%, due 10/15/2027	135,484 (j)
EUR	211,000	3.85%, due 2/1/2035	224,631 (j)
EUR	91,000	3.65%, due 8/1/2035	94,865 (j)
EUR	209,000	1.45%, due 3/1/2036	174,582 (j)
EUR	109,000	4.05%, due 10/30/2037	117,009 (j)
EUR	1,021,000	4.15%, due 10/1/2039	1,090,179 (j)
		Italy Buoni Poliennali Del Tesoro, Inflation-Linked
EUR	162,112	1.40%, due 5/26/2025	168,276 (b)(j)
EUR	76,243	2.00%, due 3/14/2028	79,923 (b)(j)
EUR	90,052	1.60%, due 11/22/2028	92,779 (b)(j)
		Ivory Coast Government International Bonds
EUR	800,000	5.25%, due 3/22/2030	792,254 (j)
EUR	100,000	5.88%, due 10/17/2031	98,614 (j)
	$85,850	5.75%, due 12/31/2032	81,558 (j)
	3,715,000	6.13%, due 6/15/2033	3,324,925 (c)
	1,325,000	8.25%, due 1/30/2037	1,288,563 (c)
EUR	172,097	Kingdom of Belgium Government Bonds, 1.45%, due 6/22/2037	146,673 (j)
EUR	112,000	Kommunekredit, 0.88%, due 11/3/2036	92,187 (j)
	$200,000	Korea Electric Power Corp., 5.38%, due 7/31/2026	201,985 (c)
	400,000	Korea Housing Finance Corp., 4.63%, due 2/24/2028	398,902 (c)
	200,000	Korea Hydro & Nuclear Power Co. Ltd., 5.00%, due 7/18/2028	200,582 (c)
EUR	137,000	Lithuania Government International Bonds, 3.50%, due 2/13/2034	144,537 (j)
		Mexico Bonos
MXN	56,380,000	7.75%, due 5/29/2031	2,460,292
MXN	833,732,100	7.50%, due 5/26/2033	34,763,112
MXN	256,179,900	7.75%, due 11/23/2034	10,629,451
		Mexico Government International Bonds
	$1,750,000	6.00%, due 5/7/2036	1,653,615
	4,130,000	4.40%, due 2/12/2052	2,799,289
	2,270,000	6.34%, due 5/4/2053	2,024,469
	1,160,000	6.40%, due 5/7/2054	1,041,741
	200,000	MFB Magyar Fejlesztesi Bank Zrt, 6.50%, due 6/29/2028	203,834 (j)
		Mongolia Government International Bonds
	980,000	5.13%, due 4/7/2026	965,859 (c)
	200,000	8.65%, due 1/19/2028	210,925 (j)
		Netherlands Government Bonds
EUR	263,397	0.00%, due 7/15/2030	240,159 (j)
EUR	255,658	0.00%, due 7/15/2031	226,605 (j)
EUR	350,633	4.00%, due 1/15/2037	408,046 (j)
	$200,000	Nigeria Government International Bonds, 8.38%, due 3/24/2029	196,120 (j)
		Oman Government International Bonds
	935,000	6.50%, due 3/8/2047	927,988 (c)
	1,745,000	7.00%, due 1/25/2051	1,830,069 (c)
		Panama Government International Bonds
	100,000	8.88%, due 9/30/2027	107,478
	160,000	9.38%, due 4/1/2029	177,026
	780,000	7.50%, due 3/1/2031	798,280
	1,675,000	2.25%, due 9/29/2032	1,199,033
	3,030,000	6.40%, due 2/14/2035	2,796,855
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Paraguay Government International Bonds
	$1,615,000	4.95%, due 4/28/2031	$1,554,041 (c)
	1,675,000	3.85%, due 6/28/2033	1,456,817 (c)
	2,960,000	5.40%, due 3/30/2050	2,512,453 (c)
		Peru Government Bonds
PEN	21,364,000	6.15%, due 8/12/2032	5,741,531
PEN	717,000	5.40%, due 8/12/2034	175,288
PEN	7,986,000	Peruvian Government International Bonds, 6.90%, due 8/12/2037	2,132,525 (j)
		Portugal Obrigacoes do Tesouro OT
EUR	82,000	1.95%, due 6/15/2029	83,776 (j)
EUR	143,000	1.65%, due 7/16/2032	138,485 (j)
	$67,861	Provincia de Cordoba, 6.88%, due 12/10/2025	66,711 (j)
	1,270,000	Qatar Government International Bonds, 4.40%, due 4/16/2050	1,077,913 (c)
EUR	353,000	Republic of Austria Government Bonds, 0.90%, due 2/20/2032	324,612 (j)
		Republic of Poland Government Bonds
PLN	1,541,000	7.50%, due 7/25/2028	403,423
PLN	4,548,000	4.75%, due 7/25/2029	1,083,625
PLN	14,657,000	6.00%, due 10/25/2033	3,647,246
PLN	3,140,000	5.00%, due 10/25/2034	723,789
		Republic of Poland Government International Bonds
	$95,000	4.63%, due 3/18/2029	94,246
EUR	159,000	3.00%, due 1/16/2030	166,069 (j)
EUR	186,000	3.63%, due 1/16/2035	194,855 (j)
EUR	138,000	3.88%, due 10/22/2039	142,963 (j)
		Republic of South Africa Government Bonds
ZAR	24,241,794	8.00%, due 1/31/2030	1,242,252
ZAR	33,980,035	8.25%, due 3/31/2032	1,678,827
ZAR	22,971,347	8.88%, due 2/28/2035	1,113,138
ZAR	9,479,631	8.50%, due 1/31/2037	428,217
		Republic of South Africa Government International Bonds
	$1,140,000	7.10%, due 11/19/2036	1,114,427 (c)
	1,680,000	5.65%, due 9/27/2047	1,257,955
	880,000	5.75%, due 9/30/2049	657,800
	4,170,000	7.95%, due 11/19/2054	3,992,821 (c)
		Romania Government Bonds
RON	13,250,000	4.85%, due 7/25/2029	2,485,276
RON	18,715,000	8.25%, due 9/29/2032	4,033,323
RON	3,480,000	7.10%, due 7/31/2034	694,705
RON	395,000	4.75%, due 10/11/2034	66,114
		Romania Government International Bonds
	$234,000	3.00%, due 2/27/2027	222,509 (j)
EUR	166,000	2.88%, due 5/26/2028	165,081 (j)
EUR	317,000	6.63%, due 9/27/2029	349,972 (j)
	$3,210,000	3.00%, due 2/14/2031	2,641,734 (j)
	1,280,000	3.63%, due 3/27/2032	1,052,800 (c)
	1,370,000	4.00%, due 2/14/2051	860,967 (c)
	2,666,000	4.00%, due 2/14/2051	1,674,909 (j)
		Saudi Government International Bonds
	3,995,000	3.25%, due 11/17/2051	2,551,766 (c)
	1,095,000	3.75%, due 1/21/2055	741,895 (c)
EUR	140,000	Senegal Government International Bonds, 4.75%, due 3/13/2028	135,143 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$220,000	Serbia International Bonds, 2.13%, due 12/1/2030	$180,486 (j)
EUR	180,000	Slovenia Government Bonds, 3.00%, due 3/10/2034	186,829 (j)
		Spain Government Bonds
EUR	328,000	1.45%, due 10/31/2027	332,126 (j)
EUR	130,000	3.15%, due 4/30/2033	136,976 (j)
EUR	157,000	3.55%, due 10/31/2033	169,797 (j)
EUR	100,000	3.15%, due 4/30/2035	103,995 (j)
EUR	66,000	0.85%, due 7/30/2037	51,378 (j)
EUR	213,000	0.85%, due 7/30/2037	165,810 (j)
EUR	29,000	1.00%, due 7/30/2042	20,310 (j)
EUR	133,000	4.00%, due 10/31/2054	143,187 (j)
		Sri Lanka Government International Bonds
	$58,297	4.00%, due 4/15/2028	54,362 (c)
	52,002	3.10%, due 1/15/2030	45,177 (c)(q)
	102,001	3.35%, due 3/15/2033	80,581 (c)(q)
	68,874	3.60%, due 6/15/2035	48,556 (c)(q)
	47,800	3.60%, due 5/15/2036	38,647 (c)(q)
	95,641	3.60%, due 2/15/2038	78,426 (c)(q)
EUR	224,000	State of North Rhine-Westphalia, 0.13%, due 6/4/2031	198,656 (j)
	$200,000	Turkiye Government International Bonds, 9.38%, due 3/14/2029	220,380
	200,000	Turkiye Ihracat Kredi Bankasi AS, 9.00%, due 1/28/2027	209,685 (c)
		Ukraine Government International Bonds
	39,872	1.75%, due 2/1/2029	27,960 (j)(q)
	104,581	0.00%, due 2/1/2030	59,057 (c)(q)
	5,445	0.00%, due 2/1/2030	3,075 (j)(q)
	20,347	0.00%, due 2/1/2034	8,793 (j)(q)
	287,180	1.75%, due 2/1/2034	162,171 (c)(q)
	34,888	1.75%, due 2/1/2034	19,703 (j)(q)
	390,805	3.00%, due 2/1/2034	169,281 (c)(q)
	330,258	0.00%, due 2/1/2035	203,772 (c)(q)
	17,194	0.00%, due 2/1/2035	10,596 (j)(q)
	670,088	1.75%, due 2/1/2035	374,830 (c)(q)
	24,920	1.75%, due 2/1/2035	13,918 (j)(q)
	275,215	0.00%, due 2/1/2036	169,340 (c)(q)
	14,329	0.00%, due 2/1/2036	8,803 (j)(q)
	957,269	1.75%, due 2/1/2036	525,900 (c)(q)
GBP	137,657	United Kingdom Gilt, 4.00%, due 10/22/2063	140,306 (j)
	$3,500,000	Uruguay Government International Bonds, 5.10%, due 6/18/2050	3,181,307
	1,295,300	Venezuela Government International Bonds, 8.25%, due 10/13/2024	213,725 (j)(p)
EUR	6,000,000	Xunta de Galicia, 3.30%, due 4/30/2031	6,348,271 (j)
	$79,941	Zambia Government International Bonds, 5.75%, due 6/30/2033	71,118 (j)(q)
Total Foreign Government Securities (Cost $264,730,117)			241,451,270

Convertible Bonds 0.0%(n)
Telecommunications 0.0%(n)
	144,252	EchoStar Corp., 3.88%, due 11/30/2030 (Cost $155,072)	167,777
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Municipal Notes 0.6%
California 0.2%
$1,370,000	Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds), Series 2010-S1, 7.04%, due 4/1/2050	$1,574,606
1,370,000	California State General Obligation (Build America Bonds), Series 2010, 7.63%, due 3/1/2040	1,602,550
2,055,000	California State University Revenue Refunding, Series 2020-B, 2.98%, due 11/1/2051	1,378,777
2,120,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2019-A, (AGM), 3.92%, due 1/15/2053	1,627,198
1,105,000	Los Angeles Community College District General Obligation (Build America Bonds), Series 2010, 6.75%, due 8/1/2049	1,218,485
1,710,000	University of California Regents Medical Center Pooled Revenue, Series 2020-N, 3.01%, due 5/15/2050	1,116,036
		8,517,652
Massachusetts 0.0%(n)
1,060,000	Massachusetts State Education Financing Authority Revenue Refunding, Series 2018-A, 4.08%, due 7/1/2027	1,044,981
Michigan 0.0%(n)
1,770,000	Michigan Finance Authority Hospital Revenue Refunding (Trinity Health Credit Group), Series 2019-T, 3.38%, due 12/1/2040	1,421,794
Nevada 0.0%(n)
2,055,000	Clark County Nevada General Obligation (Las Vegas Convention & Visitors Authority), Series 2019-D, 3.23%, due 7/1/2044	1,514,613
New Jersey 0.0%(n)
695,000	Atlantic City General Obligation Refunding, Series 2018-A, (ST AID WITHHLDG), 4.29%, due 9/1/2026	690,551
545,000	New Jersey State Housing & Mortgage Finance Agency Revenue Refunding (Single Family Housing), Series 2018-BB, 3.80%, due 10/1/2032	526,893
700,000	New Jersey Turnpike Authority Revenue (Build America Bonds), Series 2010-A, 7.10%, due 1/1/2041	788,032
		2,005,476
New York 0.1%
2,740,000	New York State Dormitory Authority Revenue Non State Supported Debt Refunding (New York University), Series 2020-B, 2.69%, due 7/1/2040	2,045,420
Ohio 0.1%
2,055,000	Highland Local School District General Obligation Refunding, Series 2020, 3.19%, due 12/1/2049	1,464,188
2,055,000	JobsOhio Beverage Systems Statewide Liquor Profits Revenue Refunding, Series 2020-A, 2.83%, due 1/1/2038	1,623,455
2,230,000	Ohio State Turnpike Commission Junior Lien Revenue Refunding (Infrastructure Project), Series 2020-A, 3.22%, due 2/15/2048	1,614,802
2,055,000	Ohio University General Receipt Athens Revenue Refunding, Series 2020, 2.91%, due 12/1/2043	1,488,625
		6,191,070
Pennsylvania 0.1%
2,055,000	Commonwealth Financing Authority Revenue Refunding, Series 2020-C, 3.53%, due 6/1/2042	1,671,803
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Pennsylvania – cont'd
$750,000	Pennsylvania Turnpike Commission Revenue Refunding (Motor License Fund), Series 2020, 3.25%, due 12/1/2043	$554,503
		2,226,306
Texas 0.1%
2,125,000	Central Texas Turnpike System First Tier Revenue Refunding, Series 2020-C, 3.03%, due 8/15/2041	1,588,065
1,710,000	Dallas Area Rapid Transit Sales Tax Revenue Refunding, Series 2020-C, 2.82%, due 12/1/2042	1,263,070
2,055,000	Grand Parkway Transportation Corp. System Subordinated Tier Toll Revenue Refunding, Series 2020-B, 3.24%, due 10/1/2052	1,413,095
1,410,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-B, 3.92%, due 12/31/2049	1,114,288
		5,378,518
Utah 0.0%(n)
2,055,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2020, 2.77%, due 12/15/2038	1,581,392
Total Municipal Notes (Cost $42,535,575)		31,927,222
Number of Shares

Closed-End Funds 0.0%(n)
Investment Companies 0.0%(n)
48,204	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $173,875)	34,367 (g)
Exchange-Traded Funds 0.8%
431,584	iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $48,009,404)	46,378,017
Short-Term Investments 1.6%
Investment Companies 1.6%
93,978,749	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(r) (Cost $93,978,749)	93,978,749
Total Investments 103.2% (Cost $6,129,831,240)		6,029,005,806
Liabilities Less Other Assets (3.2)%		(184,373,142)(s)
Net Assets 100.0%		$5,844,632,664

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $1,988,269,114, which represents 34.0% of net assets of the Fund.

(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2025.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2025 and changes periodically.
(g)
Security fair valued as of January 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2025 amounted to $14,524,354, which represents
0.2% of net assets of the Fund.

(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at January 31, 2025 amounted to $253,759,401, which represents 4.3% of net assets of the Fund.

(i)	When-issued security. Total value of all such securities at January 31, 2025 amounted to $19,003,424, which represents 0.3% of net assets of the Fund.
(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $405,929,986, which represents 6.9% of net assets of the
Fund.

(k)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(l)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(m)	Payment-in-kind (PIK) security.
(n)	Represents less than 0.05% of net assets of the Fund.
(o)	All or a portion of this security was purchased on a delayed delivery basis.
(p)	Defaulted security.
(q)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2025.

(r)	Represents 7-day effective yield as of January 31, 2025.
(s)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$4,919,962,016	84.2%
United Kingdom	145,555,725	2.5%
Cayman Islands	108,426,214	1.9%
France	82,123,593	1.4%
Mexico	81,165,246	1.4%
Spain	62,692,435	1.1%
Germany	58,438,163	1.0%
Brazil	49,190,322	0.8%
Netherlands	42,648,244	0.7%
Italy	36,824,876	0.6%
Sweden	23,566,774	0.4%
Canada	22,826,963	0.4%
Ireland	21,465,855	0.4%
Colombia	21,336,963	0.4%
Switzerland	16,030,193	0.3%
Romania	14,247,390	0.3%
South Africa	13,323,072	0.2%
Indonesia	13,254,284	0.2%
Luxembourg	12,737,399	0.2%
Australia	9,840,521	0.2%
Angola	8,976,419	0.2%
Czech Republic	8,434,660	0.2%
Peru	8,395,847	0.1%
Denmark	7,730,963	0.1%
Chile	7,113,785	0.1%
Poland	6,755,334	0.1%
Israel	6,326,056	0.1%
Finland	6,249,304	0.1%
Belgium	6,145,252	0.1%
Jersey	5,881,116	0.1%
Hungary	5,739,379	0.1%
Cote D'Ivoire	5,585,914	0.1%
Panama	5,523,703	0.1%
Paraguay	5,523,311	0.1%
Saudi Arabia	5,032,212	0.1%
Oman	4,924,102	0.1%
Egypt	4,760,818	0.1%
Argentina	4,672,186	0.1%
Austria	4,637,859	0.1%
Japan	4,464,584	0.1%
Slovenia	4,381,602	0.1%
Dominican Republic	4,209,544	0.1%
Kazakhstan	3,958,109	0.1%
Ukraine	3,603,027	0.1%
Guatemala	3,590,221	0.1%
Supranational	3,430,084	0.1%
Turkey	3,388,324	0.1%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Uruguay	$3,181,307	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	26,755,787	0.0%
Short-Term Investments and Other Liabilities—Net	(90,394,393)	(1.6)%
	$5,844,632,664	100.0%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	1,103	Euro-Bobl	$134,369,582	$132,847
3/2025	135	Euro-BTP	16,783,478	(20,766)
3/2025	66	Euro-Bund	9,073,436	(195,202)
3/2025	6	Euro-Buxl	802,450	(74,290)
3/2025	652	Euro-Schatz	72,248,067	(432,754)
3/2025	104	Long Gilt	11,962,649	(347,812)
3/2025	1,087	U.S. Treasury Long Bond	123,816,094	915,793
3/2025	484	U.S. Treasury Note, 10 Year	52,680,375	(377,819)
3/2025	1,194	U.S. Treasury Note, 2 Year	245,516,250	(19,723)
3/2025	4,794	U.S. Treasury Note, 5 Year	510,036,656	1,755,594
3/2025	2,470	U.S. Treasury Note, Ultra 10 Year	275,096,250	(3,522,131)
3/2027	422	SOFR, 3 Months	101,332,750	(1,958)
3/2028	822	SOFR, 3 Months	197,218,350	(261,674)
Total Long Positions			$1,750,936,387	$(2,449,895)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	202	Euro-Bobl	$(24,608,029)	$424,983
3/2025	16	Euro-Bund	(2,199,621)	65,614
3/2025	11	Euro-Oat	(1,407,939)	27,863
3/2025	113	Long Gilt	(12,997,878)	253,023
3/2025	10	U.S. Treasury Note, Ultra 10 Year	(1,113,750)	23,806
3/2025	1,474	U.S. Treasury Ultra Bond	(174,622,937)	10,720,750
12/2025	400	Euribor, 3 Months	(101,685,983)	(134,025)
3/2026	422	SOFR, 3 Months	(101,348,575)	30,738
Total Short Positions			$(419,984,712)	$11,412,752

Options on exchange-traded futures contracts
Long Positions:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	500	Call Options Exercise Price GBP 96.2 on ICE SONIA Index, 1 Year	$16,661,149	$54,894
Total Long Positions			$16,661,149	$54,894
Short Positions:

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	500	Call Options Exercise Price GBP 96.5 on ICE SONIA Index, 1 Year	$(5,037,092)	$(15,700)
Total Short Positions			$(5,037,092)	$(15,700)
Total Futures				$9,002,051
Forward foreign currency contracts ("forward FX contracts")
At January 31, 2025, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	39,956,933	USD	6,465,000	GSI	2/10/2025	$363,436
BRL	12,235,543	USD	2,070,892	CITI	3/5/2025	5,956
BRL	2,581,682	USD	421,455	GSI	3/5/2025	16,757
BRL	940,787	USD	149,652	GSI	3/5/2025	10,036
BRL	6,875,606	USD	1,133,055	MS	3/5/2025	34,003
BRL	5,262,849	USD	881,475	GSI	4/16/2025	6,718
USD	124,652	CAD	178,181	DB	4/16/2025	1,665
CLP	1,310,095,235	USD	1,313,734	JPM	3/19/2025	21,253
CLP	1,336,145,474	USD	1,335,211	SCB	3/19/2025	26,321
USD	1,374,283	CLP	1,342,716,040	JPM	3/19/2025	6,056
CNH	439,861	USD	60,062	CITI	3/19/2025	107
USD	2,485,365	CNH	18,054,258	JPM	3/19/2025	15,726
COP	1,204,804,983	USD	282,254	BCB	3/19/2025	2,550
DKK	6,278,370	USD	863,303	CITI	4/16/2025	13,181
EUR	1,771,302	CZK	44,592,169	JPM	3/10/2025	2,804
EUR	849,933	HUF	347,041,990	JPM	3/19/2025	3,233
EUR	249,685	USD	257,685	JPM	2/5/2025	1,349
EUR	239,516	USD	247,631	JPM	2/5/2025	854
EUR	292,509	USD	303,184	JPM	2/5/2025	279
EUR	1,667,235	USD	1,726,288	BNP	4/16/2025	9,311
EUR	7,403,437	USD	7,583,489	CITI	4/16/2025	123,524
EUR	1,212,535	USD	1,242,024	CITI	4/16/2025	20,231
EUR	13,100,000	USD	13,498,138	DB	4/16/2025	139,024
EUR	2,645,517	USD	2,708,221	GSI	4/16/2025	45,775
EUR	13,948,700	USD	14,485,306	GSI	4/16/2025	35,356
USD	1,676,685	EUR	1,591,219	SCB	2/4/2025	25,954
USD	1,060,408	EUR	1,007,656	BCB	2/5/2025	15,018
USD	1,088,586	EUR	1,045,367	BCB	2/5/2025	4,073
USD	649,126	EUR	624,247	BCB	2/5/2025	1,504
USD	166,402	EUR	159,407	CITI	2/5/2025	1,026
USD	495,610	EUR	472,161	GSI	2/5/2025	5,768
USD	1,654,196	EUR	1,591,219	JPM	3/4/2025	1,366
USD	3,125,461	EUR	2,994,219	JPM	3/5/2025	15,152
USD	1,788,700	EUR	1,713,636	DB	4/16/2025	4,797
USD	1,740,667	EUR	1,670,583	GSI	4/16/2025	1,582
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	113,439,241	EUR	108,834,987	JPM	4/16/2025	$141,505
GBP	2,065,395	USD	2,503,300	CITI	4/16/2025	56,993
GBP	720,245	USD	872,182	GSI	4/16/2025	20,644
USD	4,037,669	GBP	3,231,371	GSI	4/16/2025	32,016
USD	388,351	GBP	309,877	GSI	4/16/2025	4,223
USD	154,634	GBP	123,851	GSI	4/16/2025	1,106
USD	11,371,436	GBP	9,100,393	JPM	4/16/2025	90,460
HUF	658,081,151	EUR	1,578,322	CITI	3/19/2025	28,558
HUF	871,897,598	EUR	2,103,924	CITI	3/19/2025	24,539
HUF	521,306,303	EUR	1,267,275	GSI	3/19/2025	4,961
HUF	331,990,194	EUR	809,719	JPM	3/19/2025	390
ILS	2,963,803	USD	827,695	CITI	4/25/2025	1,909
ILS	5,005,536	USD	1,392,206	GSI	4/25/2025	8,905
KRW	1,971,725,865	USD	1,354,849	HSBC	3/20/2025	549
USD	1,376,154	KRW	1,971,725,865	GSI	3/20/2025	20,756
MXN	48,034,101	USD	2,288,934	DB	4/16/2025	4,000
USD	1,345,823	MXN	27,856,392	GSI	2/4/2025	1,532
USD	1,167,226	MXN	24,451,748	CITI	4/16/2025	8
USD	101,085	MXN	2,099,884	GSI	5/6/2025	1,154
MYR	4,904,390	USD	1,098,430	GSI	3/19/2025	5,104
MYR	3,432,976	USD	767,995	GSI	3/19/2025	4,457
NOK	13,209,065	USD	1,156,071	CITI	4/16/2025	10,938
PHP	45,975,853	USD	785,061	CITI	3/19/2025	796
RON	787,145	EUR	157,151	GSI	3/19/2025	506
RON	1,376,332	EUR	275,198	GSI	3/19/2025	451
RON	9,586,192	EUR	1,913,191	SCB	3/19/2025	6,847
USD	1,374,831	SGD	1,850,455	CITI	3/20/2025	10,729
THB	28,586,735	USD	847,920	CITI	4/16/2025	4,619
TRY	8,852,239	USD	191,644	CITI	3/24/2025	45,103
TRY	7,117,210	USD	151,562	GSI	3/24/2025	38,783
TRY	7,117,075	USD	152,990	GSI	3/24/2025	37,352
TRY	7,310,075	USD	175,765	GSI	3/24/2025	19,738
TRY	81,538,346	USD	2,122,119	CITI	4/16/2025	14,762
TRY	69,897,368	USD	1,706,868	GSI	5/27/2025	62,227
TRY	10,717,523	USD	234,879	GSI	5/27/2025	36,381
USD	599,781	ZAR	11,174,290	CITI	3/19/2025	3,870
USD	111,305	ZAR	2,063,548	CITI	3/19/2025	1,258
ZAR	18,644,212	USD	992,503	CITI	3/19/2025	1,770
ZAR	11,133,903	USD	584,545	JPM	3/19/2025	9,212
Total unrealized appreciation						$1,740,856
AUD	266,637	USD	166,452	DB	4/16/2025	(623)
AUD	23,370,200	USD	14,701,609	GSI	4/16/2025	(166,998)
USD	12,763,338	BRL	78,883,809	GSI	2/10/2025	(717,502)
USD	163,776	BRL	1,008,296	CITI	3/5/2025	(7,371)
USD	923,430	BRL	5,622,168	GSI	3/5/2025	(30,870)
USD	624,042	BRL	3,927,605	GSI	3/5/2025	(42,626)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	553,900	CLP	548,969,825	JPM	3/19/2025	$(5,501)
CNH	1,873,130	USD	257,710	CITI	3/19/2025	(1,485)
CNH	5,889,292	USD	811,498	CITI	3/19/2025	(5,903)
CNH	9,848,637	USD	1,362,930	CITI	3/19/2025	(15,736)
USD	125,898	COP	551,406,031	GSI	3/19/2025	(4,449)
USD	485,921	COP	2,099,456,170	GSI	3/19/2025	(10,370)
USD	318,146	COP	1,352,439,412	JPM	3/19/2025	(1,557)
USD	1,345,211	COP	5,894,714,571	MS	3/19/2025	(48,242)
EUR	474,625	HUF	195,497,837	CITI	3/19/2025	(2,508)
EUR	169,597	HUF	70,973,860	CITI	3/19/2025	(3,729)
EUR	1,311,620	HUF	540,997,765	CITI	3/19/2025	(8,812)
EUR	1,418,462	HUF	585,084,154	CITI	3/19/2025	(9,575)
EUR	317,945	HUF	131,583,788	GSI	3/19/2025	(3,258)
EUR	185,600	PLN	795,432	CITI	3/19/2025	(2,369)
EUR	1,123,430	PLN	4,800,024	JPM	3/19/2025	(10,728)
EUR	1,591,219	USD	1,652,099	JPM	2/4/2025	(1,368)
EUR	259,471	USD	269,562	CITI	2/5/2025	(375)
EUR	106,918	USD	112,404	JPM	2/5/2025	(1,482)
EUR	209,523	USD	220,121	JPM	2/5/2025	(2,752)
EUR	2,994,219	USD	3,121,457	JPM	2/5/2025	(15,115)
EUR	538,787	USD	562,680	JPM	3/5/2025	(3,004)
USD	215,650	EUR	208,779	CITI	2/5/2025	(947)
USD	269,011	EUR	260,945	GSI	2/5/2025	(1,705)
USD	590,484	EUR	573,279	JPM	2/5/2025	(4,263)
USD	174,535	EUR	167,757	BNP	4/16/2025	(100)
USD	193,401,293	EUR	187,696,775	DB	4/16/2025	(1,991,935)
USD	1,719,813	GBP	1,398,589	BNP	4/16/2025	(13,898)
USD	30,861,310	GBP	25,209,336	DB	4/16/2025	(388,542)
USD	6,442,716	HUF	2,592,066,385	GSI	4/16/2025	(122,294)
JPY	359,475,199	USD	2,346,214	BNP	4/16/2025	(9,609)
USD	47,634	JPY	7,431,758	DB	4/16/2025	(673)
USD	2,326,048	JPY	359,563,097	DB	4/16/2025	(11,129)
USD	15,007,289	JPY	2,344,911,925	JPM	4/16/2025	(234,747)
KZT	187,476,179	USD	363,150	GSI	5/14/2025	(11,487)
KZT	177,552,083	USD	345,600	GSI	5/14/2025	(12,553)
KZT	216,450,171	USD	423,582	GSI	5/14/2025	(17,570)
KZT	113,694,839	USD	221,519	JPM	5/14/2025	(8,254)
MXN	13,571,193	USD	667,354	CITI	2/4/2025	(12,437)
MXN	2,099,884	USD	102,543	GSI	2/4/2025	(1,207)
MXN	14,070,750	USD	684,739	JPM	2/4/2025	(5,714)
MXN	23,829,017	USD	1,152,872	GSI	4/16/2025	(15,381)
MXN	1,280,647,781	USD	61,869,987	GSI	4/16/2025	(737,567)
USD	90,836	MXN	1,885,435	JPM	2/4/2025	(151)
USD	1,132,885	MXN	23,836,998	DB	4/16/2025	(4,987)
USD	1,871,060	MYR	8,327,038	GSI	3/19/2025	(2,602)
USD	202,622	PEN	757,750	CITI	3/19/2025	(675)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	776,813	PHP	45,991,965	GSI	3/19/2025	$(9,321)
PLN	5,524,694	EUR	1,307,705	CITI	3/19/2025	(2,900)
SGD	1,850,455	USD	1,364,145	GSI	3/20/2025	(43)
SGD	1,036,045	USD	770,608	GSI	3/20/2025	(6,866)
USD	763,442	SGD	1,036,175	GSI	3/20/2025	(396)
THB	46,305,490	USD	1,382,480	GSI	4/16/2025	(1,518)
USD	550,476	THB	18,808,691	CITI	3/19/2025	(9,502)
USD	760,407	THB	25,896,923	CITI	3/19/2025	(10,604)
USD	318,428	THB	11,023,597	GSI	4/16/2025	(10,327)
USD	550,112	THB	19,082,044	JPM	4/16/2025	(18,969)
USD	112,840	TRY	4,453,669	BCB	3/24/2025	(6,271)
USD	149,168	TRY	6,353,802	MS	3/24/2025	(20,760)
USD	177,377	TRY	7,942,924	JPM	5/27/2025	(23,658)
USD	362,265	ZAR	6,799,204	JPM	3/19/2025	(328)
ZAR	9,003,037	USD	484,718	CITI	3/19/2025	(4,597)
ZAR	8,871,614	USD	492,620	GSI	3/19/2025	(19,508)
ZAR	164,384,150	USD	8,839,046	GSI	4/16/2025	(93,300)
Total unrealized depreciation						$(4,973,603)
Total net unrealized depreciation						$(3,232,747)
Bond forward contracts ("bond forwards")
At January 31, 2025, bond forwards for the Fund were as follows:
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%, due 1/15/2029	$5,000,000	02/25/2025	$11,173
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2030	6,500,000	02/25/2025	19,418
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2032	3,500,000	02/25/2025	11,281
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.13%, due 1/15/2033	6,000,000	02/25/2025	22,041
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/2034	6,000,000	02/25/2025	18,585
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2042	2,000,000	02/25/2025	15,925
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2045	1,000,000	02/25/2025	7,199
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.00%, due 2/15/2048	2,450,000	02/25/2025	21,054
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.50%, due 2/15/2053	3,000,000	02/25/2025	22,751
Total unrealized appreciation				$149,427
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 10/15/2026	3,000,000	02/25/2025	(4,201)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 10/15/2027	7,200,000	02/25/2025	(34,075)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.25%, due 4/15/2028	6,000,000	02/25/2025	(15,484)
Total unrealized depreciation				$(53,760)
Total net unrealized appreciation				$95,667
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Credit default swap contracts ("credit default swaps")
At January 31, 2025, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 42 V.2	EUR	1,529,339	5.00%	3M	12/20/2029	$(139,446)	$(1,600)	$(9,476)	$(150,522)

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 43 V.1	USD	130,639,603	5.00%	3M	12/20/2029	$10,367,935	$236,996	$780,209	$11,385,140

Interest rate swap contracts ("interest rate swaps")
At January 31, 2025, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Effective Date(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	580,000	Pay	EUROSTR	2.07%	—	1Y/1Y	10/25/2027	$437	$(1,645)	$(1,208)
LCH	EUR	310,000	Pay	EUROSTR	2.12%	—	1Y/1Y	10/25/2029	295	(833)	(538)
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	—	6M/1Y	4/13/2031	28,231	1,924	30,155
LCH	EUR	404,461	Pay	6M EURIBOR	2.22%	—	1Y/6M	8/30/2032	(4,250)	(2,226)	(6,476)
LCH	GBP	21,655,000	Pay	SONIA	4.13%	7/21/2025	1Y/1Y	7/21/2027	92,125	—	92,125
LCH	GBP	21,303,000	Pay	SONIA	4.02%	7/28/2025	1Y/1Y	7/28/2027	37,460	—	37,460
LCH	GBP	5,065,000	Receive	SONIA	4.15%	7/21/2025	1Y/1Y	7/21/2035	(68,421)	—	(68,421)
LCH	GBP	4,974,000	Receive	SONIA	4.05%	7/28/2025	1Y/1Y	7/28/2035	(22,245)	—	(22,245)
LCH	NZD	91,264,000	Receive	3M BBR-FRA	3.47%	—	3M/6M	1/29/2027	(24,752)	2,016	(22,736)
Total									$38,880	$(764)	$38,116

(a)	Forward swap. Effective date, if any, reflects the date interest accruals will commence.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Inflation swap contracts ("inflation swaps")
At January 31, 2025, the Fund had outstanding inflation swaps as follows:
Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	$158,282	$(40,218)	$118,064
LCH	USD	2,995,000	Pay	CPURNSA	2.63%	T/T	11/29/2026	13,070	(15,334)	(2,264)
LCH	USD	26,425,000	Pay	CPURNSA	2.58%	T/T	12/2/2026	143,840	(190,872)	(47,032)
LCH	USD	1,245,000	Receive	CPURNSA	2.52%	T/T	11/29/2029	7,446	(4,269)	3,177
LCH	USD	10,970,000	Receive	CPURNSA	2.47%	T/T	12/2/2029	89,744	(38,348)	51,396
LCH	USD	6,052,500	Pay	CPURNSA	2.55%	T/T	1/21/2035	5,543	(9,922)	(4,379)
LCH	USD	6,052,500	Pay	CPURNSA	2.56%	T/T	1/21/2035	2,362	(3,560)	(1,198)
LCH	USD	11,935,000	Pay	CPURNSA	2.55%	T/T	1/29/2035	9,648	(18,671)	(9,023)
Total								$429,935	$(321,194)	$108,741
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s  investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$199,164,330	$—	$199,164,330
U.S. Government Agency Securities	—	2,175,948	—	2,175,948
Mortgage-Backed Securities#	—	3,182,562,580	—	3,182,562,580
Asset-Backed Securities#	—	696,974,166	—	696,974,166
Corporate Bonds#	—	1,509,035,143	—	1,509,035,143
Loan Assignments#	—	25,156,237	—	25,156,237
Foreign Government Securities	—	241,451,270	—	241,451,270
Convertible Bonds#	—	167,777	—	167,777
Municipal Notes#	—	31,927,222	—	31,927,222
Investment Companies	—	34,367	—	34,367
Exchange-Traded Funds	46,378,017	—	—	46,378,017
Short-Term Investments	—	93,978,749	—	93,978,749
Total Investments	$46,378,017	$5,982,627,789	$—	$6,029,005,806

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$14,405,905	$—	$—	$14,405,905
Liabilities	(5,403,854)	—	—	(5,403,854)
Forward FX Contracts@
Assets	—	1,740,856	—	1,740,856
Liabilities	—	(4,973,603)	—	(4,973,603)
Bond Forwards@
Assets	—	149,427	—	149,427
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Other Financial Instruments (cont’d)	Level 1	Level 2	Level 3	Total
Liabilities	$—	$(53,760)	$—	$(53,760)
Swaps
Assets	—	11,717,517	—	11,717,517
Liabilities	—	(336,042)	—	(336,042)
Total	$9,002,051	$8,244,395	$—	$17,246,446

@	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

§   Investments in Affiliates(a):
	Value at October 31, 2024	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held at January 31, 2025	Value at January 31, 2025
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$35,740	$—	$(33,392)	$32,540	$(521)	$—	48,204	$34,367
Sub-total for affiliates held as of 1/31/25 (c)	$35,740	$—	$(33,392)	$32,540	$(521)	$—		$34,367

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by Neuberger Berman Investment Advisers LLC.
(c)	At January 31, 2025, this security amounted to less than 0.5% of the net assets of the Fund.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2025
Notes to Schedule of Investments Income Funds (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Emerging Markets Debt Fund ("Emerging Markets Debt"), Neuberger Berman Floating Rate Income Fund ("Floating Rate Income"), Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Impact Fund ("Municipal Impact"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond") and Neuberger Berman Strategic Income Fund ("Strategic Income") (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, closed-end funds and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts (including option contracts on futures) is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of bond forward contracts ("bond forwards") is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
As of January 31, 2025, the value of unfunded loan commitments was $1,026,974 for Floating Rate Income, pursuant to the following loan agreements:
Floating Rate Income
Borrower	Principal Amount	Value
Air Comm Corp., LLC, Term Loan DD, (3 mo. USD Term SOFR), due 12/11/2031(a)	$145,385	$145,748
Amspec Parent LLC, Term Loan DD, (3 mo. USD Term SOFR), due 12/22/2031(a)	191,333	192,051 (b)
Archkey Solutions LLC, Term Loan DD, (3 mo. USD Term SOFR), due 10/10/2031(a)	138,103	138,679
Hanger, Inc., Term Loan DD, (3 mo. USD Term SOFR + 1.75%), 1.75%, due 10/23/2031(a)	181,369	183,085
Ovation Parent, Inc., Term Loan DD, (1 mo. USD Term SOFR), due 1/30/2032(a)	217,672	217,945 (b)
Raven Acquisition Holdings LLC, Term Loan DD, (3 mo. USD Term SOFR + 1.63%), 1.63%, due 11/19/2031(a)	149,000	149,466

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of January 31, 2025.

(b)	Value determined using significant unobservable inputs.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Income Funds (Unaudited) (cont'd)
Legend

Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
BNP	= BNP Paribas SA
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
SSB	= State Street Bank and Trust Company
Index Periods/Payment Frequencies:
1D	= 1 Day
28D	= 28 Days
3M	= 3 Months
6M	= 6 Months
1Y	= 1 Year
T	= Termination
Non-Deliverable Forward Contracts:
BRL	= Brazilian Real
CLP	= Chilean Peso
COP	= Colombian Peso
EGP	= Egyptian Pound
IDR	= Indonesian Rupiah
INR	= Indian Rupee
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
MYR	= Malaysian Ringgit
NGN	= Nigerian Naira
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
BBR-FRA	= New Zealand Bank Bill Rate
BUBOR	= Budapest Interbank Offered Rate
CETIP	= Overnight Brazil Interbank Deposit Rate
CLICP	= Sinacofi Chile Interbank Rate Average
Reference Rate Benchmarks: (cont’d)
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
CPURNSA	= US CPI Urban Consumers NSA
EURIBOR	= Euro Interbank Offered Rate
EUROSTR	= Euro Short Term Rate
F-TIIE	= Mexican Overnight TIIE Funding Rate
IBRCOL	= Colombia Overnight Interbank Reference Rate
JIBAR	= Johannesburg Interbank Average Rate
KWCDC	= South Korean Won Certificate of Deposit Rate
LIBOR	= London Interbank Offered Rate
PRIBOR	= Prague Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
SONIA	= Sterling Overnight Index Average
TIIE	= Mexican Interbank Equilibrium Interest Rate

Currency Abbreviations:
AUD	= Australian Dollar
BRL	= Brazilian Real
CAD	= Canadian Dollar
CLP	= Chilean Peso
CNH(a)	= Chinese Yuan Renminbi
CNY(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
CRC	= Costa Rica Colon
CZK	= Czech Koruna
DKK	= Denmark Krone
DOP	= Dominican Peso
EGP	= Egyptian Pound
EUR	= Euro
GBP	= Pound Sterling
GHS	= Ghanaian Cedi
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
ILS	= Israeli New Shekel
INR	= Indian Rupee
JPY	= Japanese Yen
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
MXN	= Mexican Peso
MYR	= Malaysia Ringgit
NGN	= Nigeria Naira
NOK	= Norway Krone
NZD	= New Zealand Dollar
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
PLN	= Polish Zloty
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Currency Abbreviations: (cont’d)
RON	= Romanian New Leu
RSD	= Serbia Dinar
SGD	= Singapore Dollar
THB	= Thai Baht
TRY	= Turkish Lira
Currency Abbreviations: (cont’d)
UGX	= Ugandan Shilling
USD	= United States Dollar
UYU	= Uruguayan Peso
ZAR	= South African Rand
ZMW	= Zambian Kwacha
(a)  There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.